UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 20.3%
Consumer Discretionary — 3.4%
	Auto Components — 0.1%
9,100	Aisin Seiki Co., Ltd., (Japan)	328,478
2,071	Autoliv, Inc., (Sweden)	208,510
7,900	BorgWarner, Inc.	485,613
4,100	Delphi Automotive plc, (United Kingdom)	278,226
2,300	Denso Corp., (Japan)	110,300
46,084	GKN plc, (United Kingdom)	300,273
3,000	Koito Manufacturing Co., Ltd., (Japan)	50,875

		1,762,275

	Automobiles — 0.3%
6,458	Bayerische Motoren Werke AG, (Germany)	816,072
2,724	Daimler AG, (Germany)	257,688
11,000	Honda Motor Co., Ltd., (Japan)	387,053
17,000	Mitsubishi Motors Corp., (Japan)	177,546
11,300	Suzuki Motor Corp., (Japan)	294,621
26,600	Toyota Motor Corp., (Japan)	1,500,076

		3,433,056

	Distributors — 0.0% (g)
9,022	Pool Corp.	553,229

	Diversified Consumer Services — 0.1%
63,440	Anhanguera Educacional Participacoes S.A., (Brazil)	393,949
4,808	Grand Canyon Education, Inc. (a)	224,533

		618,482

	Hotels, Restaurants & Leisure — 0.6%
31,260	Accor S.A., (France)	1,599,795
11,700	Apollo Global Management LLC, Class A	372,060
2,975	Carnival Corp.	112,634
29,145	Compass Group plc, (United Kingdom)	445,009
34,557	Las Vegas Sands Corp.	2,791,514
3,258	Red Robin Gourmet Burgers, Inc. (a)	233,533
3,800	Royal Caribbean Cruises Ltd.	207,328
3,300	Starbucks Corp.	242,154
8,453	Texas Roadhouse, Inc.	220,454
2,500	Whitbread plc, (United Kingdom)	173,529
5,600	Wyndham Worldwide Corp.	410,088
24,800	Wynn Macau Ltd., (China)	103,222

		6,911,320

	Household Durables — 0.1%
18,800	Newell Rubbermaid, Inc.	562,120
6,300	Nikon Corp., (Japan)	101,495
18,800	Panasonic Corp., (Japan)	213,814
21,704	Persimmon plc, (United Kingdom) (a)	487,511

		1,364,940

	Internet & Catalog Retail — 0.0% (g)
6,300	Home Retail Group plc, (United Kingdom)	22,767
54,550	Ocado Group plc, (United Kingdom) (a)	419,056

		441,823

	Media — 0.8%
119,671	British Sky Broadcasting Group plc, (United Kingdom)	1,821,522
16,400	Comcast Corp., Class A	820,328
4,200	CyberAgent, Inc., (Japan)	160,776
5,300	Discovery Communications, Inc., Class C (a)	408,418
7,656	Eutelsat Communications S.A., (France)	259,812
9,230	Grupo Televisa S.A.B., (Mexico), ADR	307,267
21,847	Informa plc, (Switzerland)	192,688
12,490	Liberty Global plc, (United Kingdom), Class A (a)	519,584
6,470	Liberty Global plc, (United Kingdom), Series C (a)	263,394
300	New York Times Co. (The), Class A	5,136
6,030	ProSiebenSat.1 Media AG, (Germany)	276,591
4,200	Scripps Networks Interactive, Inc., Class A	318,822
10,740	SES S.A., (Luxembourg)	400,705
87,000	Sirius XM Holdings, Inc. (a)	278,400
20,464	Societe Television Francaise 1, (France)	338,307
35,777	Walt Disney Co. (The)	2,864,664
34,707	WPP plc, (United Kingdom)	717,120

		9,953,534

	Multiline Retail — 0.3%
5,200	Lojas Renner S.A., (Brazil)	147,245
102,208	Marks & Spencer Group plc, (United Kingdom)	769,413
1,900	Nordstrom, Inc.	118,655
45,407	Target Corp.	2,747,578

		3,782,891

	Specialty Retail — 0.8%
29,566	Bed Bath & Beyond, Inc. (a)	2,034,141
4,513	Five Below, Inc. (a)	191,712
8,400	Foot Locker, Inc.	394,632
10,145	Francesca’s Holdings Corp. (a)	184,030
11,700	GNC Holdings, Inc., Class A	515,034
30,093	Home Depot, Inc. (The)	2,381,259
667	Inditex S.A., (Spain)	100,070
127,997	Kingfisher plc, (United Kingdom)	899,919

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
4,359	Monro Muffler Brake, Inc.	247,940
3,300	O’Reilly Automotive, Inc. (a)	489,687
8,800	Ross Stores, Inc.	629,640
11,300	Sally Beauty Holdings, Inc. (a)	309,620
875	Signet Jewelers Ltd., (Bermuda)	92,628
5,600	Tiffany & Co.	482,440
4,300	Tractor Supply Co.	303,709
16,155	World Duty Free SpA, (Italy) (a)	226,564
82,500	Zhongsheng Group Holdings Ltd., (China)	113,873

		9,596,898

	Textiles, Apparel & Luxury Goods — 0.3%
6,130	Adidas AG, (Germany)	662,833
743,000	China Hongxing Sports Ltd., (China) (a) (i)	–
10,627	Cie Financiere Richemont S.A., (Switzerland)	1,015,284
7,825	Coach, Inc.	388,589
4,500	Hanesbrands, Inc.	344,160
2,189	Kering, (France)	446,327
36,000	Li & Fung Ltd., (Hong Kong)	53,347
11,280	Lululemon Athletica, Inc., (Canada) (a)	593,215
1,200	NIKE, Inc., Class B	88,632
2,200	PVH Corp.	274,494
21,568	Quiksilver, Inc. (a)	161,976

		4,028,857

	Total Consumer Discretionary	42,447,305

Consumer Staples — 2.0%
	Beverages — 0.4%
103,400	AMBEV S.A., (Brazil), ADR	766,194
7,740	Anheuser-Busch InBev N.V., (Belgium)	815,141
5,100	Carlsberg A/S, (Denmark), Class B	506,980
13,094	Coca-Cola Amatil Ltd., (Australia)	134,182
25,900	Diageo plc, (United Kingdom)	804,431
20,000	Kirin Holdings Co., Ltd., (Japan)	276,788
8,009	Pernod-Ricard S.A., (France)	932,048
17,080	SABMiller plc, (United Kingdom)	854,039

		5,089,803

	Food & Staples Retailing — 0.5%
33,810	Carrefour S.A., (France)	1,307,918
19,369	Costco Wholesale Corp.	2,163,130
25,610	Distribuidora Internacional de Alimentacion S.A., (Spain)	234,197
6,500	FamilyMart Co., Ltd., (Japan)	285,845
6,100	Sprouts Farmers Market, Inc. (a)	219,783
443,366	Tesco plc, (United Kingdom)	2,186,734
4,015	United Natural Foods, Inc. (a)	284,744

		6,682,351

	Food Products — 0.7%
13,000	Ajinomoto Co., Inc., (Japan)	186,057
18,605	Danone, (France)	1,314,394
5,544	Diamond Foods, Inc. (a)	193,652
2,900	Hershey Co. (The)	302,760
39,422	Nestle S.A., (Switzerland)	2,967,281
3,124	Sanderson Farms, Inc.	245,203
5,441	Tootsie Roll Industries, Inc.	162,918
1,578	TreeHouse Foods, Inc. (a)	113,600
36,216	Unilever plc, (United Kingdom)	1,548,944
20,200	Unilever plc, (United Kingdom), ADR	864,156
11,300	WhiteWave Foods Co. (The), Class A (a)	322,502

		8,221,467

	Household Products — 0.2%
4,800	Church & Dwight Co., Inc.	331,536
32,032	Procter & Gamble Co. (The)	2,581,779

		2,913,315

	Personal Products — 0.1%
3,880	Beiersdorf AG, (Germany)	378,431
3,690	L’Oreal S.A., (France)	608,778

		987,209

	Tobacco — 0.1%
19,414	Imperial Tobacco Group plc, (United Kingdom)	785,056
3,500	Philip Morris International, Inc.	286,545
7,510	Swedish Match AB, (Sweden)	245,852

		1,317,453

	Total Consumer Staples	25,211,598

Energy — 2.2%
	Energy Equipment & Services — 0.5%
4,500	Cameron International Corp. (a)	277,965
37,678	CGG S.A., (France) (a)	603,836
82,000	China Oilfield Services Ltd., (China), Class H	193,339
4,100	Ensco plc, (United Kingdom), Class A	216,398
1,221	Geospace Technologies Corp. (a)	80,794
11,625	Halliburton Co.	684,596
21,750	Petroleum Geo-Services ASA, (Norway)	264,624
25,295	Schlumberger Ltd.	2,466,263
1,913	SEACOR Holdings, Inc. (a)	165,321
5,777	Seadrill Ltd., (Bermuda)	203,391
32,590	Trican Well Service Ltd., (Canada)	412,423
2,933	Unit Corp. (a)	191,760
3,120	WorleyParsons Ltd., (Australia)	43,941

		5,804,651

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — 1.7%
105,346	Beach Energy Ltd., (Australia)	167,164
50,410	Cameco Corp., (Canada)	1,154,389
6,526	Carrizo Oil & Gas, Inc. (a)	348,880
4,000	Cenovus Energy, Inc., (Canada)	115,676
3,300	Chevron Corp.	392,403
3,200	Cobalt International Energy, Inc. (a)	58,624
31,870	ConocoPhillips	2,242,054
23,000	Denbury Resources, Inc.	377,200
3,100	Enbridge, Inc., (Canada)	140,797
71,540	Encana Corp., (Canada)	1,529,525
13,314	Eni S.p.A., (Italy)	333,867
12,000	EP Energy Corp., Class A (a)	234,840
30,803	Hess Corp.	2,552,953
4,510	Koninklijke Vopak N.V., (Netherlands)	251,735
7,150	Noble Energy, Inc.	507,936
78,160	Petroleo Brasileiro S.A., (Brazil), ADR	1,084,079
31,784	Phillips 66	2,449,275
14,200	Royal Dutch Shell plc, (Netherlands), ADR	1,109,162
7,100	Southwestern Energy Co. (a)	326,671
23,860	Statoil ASA, (Norway)	673,203
144,660	Talisman Energy, Inc., (Canada)	1,442,020
161,720	Whitehaven Coal Ltd., (Australia) (a)	248,868
6,000	Whiting Petroleum Corp. (a)	416,340
67,024	Williams Cos., Inc. (The)	2,719,834

		20,877,495

	Total Energy	26,682,146

Financials — 3.2%
	Banks — 1.1%
21,850	Australia & New Zealand Banking Group Ltd., (Australia)	672,170
28,300	Banco Santander Brasil S.A., (Brazil), ADR	157,631
213,426	Bank of China Ltd., (China), Class H	94,819
5,133	Bank of the Ozarks, Inc.	349,352
23,000	Bank of Yokohama Ltd. (The), (Japan)	114,728
80,546	Bankia S.A., (Spain) (a)	170,218
7,800	BankUnited, Inc.	271,206
89,350	Barclays plc, (United Kingdom)	347,704
33,939	Barclays plc, (United Kingdom), ADR	532,842
13,287	BNP Paribas S.A., (France)	1,024,417
35,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	99,940
4,866	CaixaBank S.A., (Spain)	31,323
62,772	DBS Group Holdings Ltd., (Singapore)	808,757
27,303	DNB ASA, (Norway)	474,427
10,419	FirstMerit Corp.	217,028
8,784	Glacier Bancorp, Inc.	255,351
4,600	HDFC Bank Ltd., (India), ADR	188,738
125,741	HSBC Holdings plc, (United Kingdom)	1,273,180
121,254	Intesa Sanpaolo S.p.A., (Italy)	411,439
446,136	Lloyds Banking Group plc, (United Kingdom) (a)	558,125
61,000	Mitsubishi UFJ Financial Group, Inc., (Japan)	335,914
17,392	Nordea Bank AB, (Sweden)	246,716
147,600	Regions Financial Corp.	1,639,836
40,407	Standard Chartered plc, (United Kingdom)	844,935
12,000	Sumitomo Mitsui Financial Group, Inc., (Japan)	514,367
122,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	551,995
9,151	Svenska Handelsbanken AB, (Sweden), Class A	459,852
15,834	Swedbank AB, (Sweden), Class A	425,075
17,000	United Overseas Bank Ltd., (Singapore)	293,241

		13,365,326

	Capital Markets — 0.6%
10,761	BlackRock, Inc.	3,384,119
27,520	CETIP SA—Mercados Organizados, (Brazil)	331,841
10,700	Charles Schwab Corp. (The)	292,431
4,262	Close Brothers Group plc, (United Kingdom)	100,470
11,727	Credit Suisse Group AG, (Switzerland) (a)	379,580
5,094	Deutsche Bank AG, (Germany)	228,306
20,482	GAM Holding AG, (Switzerland) (a)	369,748
4,475	Goldman Sachs Group, Inc. (The)	733,229
3,797	Greenhill & Co., Inc.	197,368
8,300	Invesco Ltd.	307,100
7,569	Macquarie Group Ltd., (Australia)	408,135
4,601	Stifel Financial Corp. (a)	228,946
4,499	UBS AG, (Switzerland) (a)	93,099

		7,054,372

	Consumer Finance — 0.0% (g)
4,399	First Cash Financial Services, Inc. (a)	221,974
3,932	Portfolio Recovery Associates, Inc. (a)	227,505
725	World Acceptance Corp. (a)	54,433

		503,912

	Diversified Financial Services — 0.5%
202,182	Bank of America Corp.	3,477,531
24,800	BM&FBovespa S.A., (Brazil)	123,071
18,452	Challenger Ltd., (Australia)	109,783

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — Continued
7,275	CME Group, Inc.	538,423
2,150	Deutsche Boerse AG, (Germany)	171,169
30,642	ING Groep N.V., (Netherlands), CVA (a)	435,781
2,900	IntercontinentalExchange Group, Inc.	573,707
5,794	London Stock Exchange Group plc, (United Kingdom)	190,453
4,700	McGraw Hill Financial, Inc.	358,610
20,400	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	100,145

		6,078,673

	Insurance — 0.8%
2,500	ACE Ltd., (Switzerland)	247,650
32,070	Admiral Group plc, (United Kingdom)	763,622
203,000	AIA Group Ltd., (Hong Kong)	965,499
1,973	Allianz SE, (Germany)	333,474
1,700	Aon plc, (United Kingdom)	143,276
12,600	Assured Guaranty Ltd., (Bermuda)	319,032
29,515	AXA S.A., (France)	766,763
73,300	Direct Line Insurance Group plc, (United Kingdom)	290,230
3,873	Hanover Insurance Group, Inc. (The)	237,957
7,275	Marsh & McLennan Cos., Inc.	358,658
2,342	Muenchener Rueckversicherungs AG, (Germany)	511,767
20,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	170,373
6,400	Progressive Corp. (The)	155,008
9,770	Prudential plc, (United Kingdom)	206,875
8,656	QBE Insurance Group Ltd., (Australia)	102,867
7,400	RenaissanceRe Holdings Ltd., (Bermuda)	722,240
12,902	Sampo, (Finland), Class A	669,739
16,200	Sony Financial Holdings, Inc., (Japan)	264,901
44,198	Storebrand ASA, (Norway) (a)	254,526
7,600	Sun Life Financial, Inc., (Canada)	263,164
1,304	Swiss Life Holding AG, (Switzerland) (a)	320,676
13,200	Tokio Marine Holdings, Inc., (Japan)	395,873
23,252	Travelers Cos., Inc. (The)	1,978,745

		10,442,915

	Real Estate Investment Trusts (REITs) — 0.1%
6,250	American Tower Corp.	511,687
10,893	Colony Financial, Inc.	239,101
7,293	LaSalle Hotel Properties	228,344
852	Unibail-Rodamco SE, (France)	221,118
95,699	Westfield Retail Trust, (Australia)	264,954

		1,465,204

	Real Estate Management & Development — 0.1%
158,000	Agile Property Holdings Ltd., (China)	129,821
1,474	Deutsche Wohnen AG, (Germany)	31,615
1,300	Goldcrest Co., Ltd., (Japan)	27,404
44,000	Kerry Properties Ltd., (Hong Kong)	146,736
7,000	Mitsui Fudosan Co., Ltd., (Japan)	213,558
3,200	Sun Hung Kai Properties Ltd., (Hong Kong)	39,294

		588,428

	Thrifts & Mortgage Finance — 0.0% (g)
983	BofI Holding, Inc. (a)	84,292
6,000	Ocwen Financial Corp. (a)	235,080

		319,372

	Total Financials	39,818,202

Health Care — 2.4%
	Biotechnology — 0.5%
22,576	Celgene Corp. (a)	3,151,610
5,018	Cepheid, Inc. (a)	258,828
1,066	Clovis Oncology, Inc. (a)	73,842
4,639	CSL Ltd., (Australia)	299,641
15,860	Gilead Sciences, Inc. (a)	1,123,840
7,200	Ironwood Pharmaceuticals, Inc. (a)	88,704
1,606	Ligand Pharmaceuticals, Inc. (a)	108,019
20,300	Seattle Genetics, Inc. (a)	924,868
2,400	United Therapeutics Corp. (a)	225,672

		6,255,024

	Health Care Equipment & Supplies — 0.3%
2,614	Analogic Corp.	214,635
2,550	BioMerieux, (France)	279,706
24,900	Boston Scientific Corp. (a)	336,648
9,157	DexCom, Inc. (a)	378,733
19,145	Elekta AB, (Sweden), Class B	254,867
2,498	Essilor International S.A., (France)	252,094
500	Intuitive Surgical, Inc. (a)	218,995
492,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	561,893
3,960	Sonova Holding AG, (Switzerland) (a)	579,336
4,400	Sysmex Corp., (Japan)	140,283
2,965	Tandem Diabetes Care, Inc. (a)	65,497

		3,282,687

	Health Care Providers & Services — 0.4%
900	Catamaran Corp. (a)	40,284
16,000	DaVita HealthCare Partners, Inc. (a)	1,101,600
12,300	Envision Healthcare Holdings, Inc. (a)	416,109
9,350	Express Scripts Holding Co. (a)	702,092
13,860	Fresenius Medical Care AG & Co. KGaA, (Germany)	969,739
4,385	Fresenius SE & Co. KGaA, (Germany)	688,308

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
103,010	Life Healthcare Group Holdings Ltd., (South Africa)	376,378
4,100	Miraca Holdings, Inc., (Japan)	179,607
4,600	Premier, Inc., Class A (a)	151,570
18,000	Sonic Healthcare Ltd., (Australia)	288,379
2,675	UnitedHealth Group, Inc.	219,323

		5,133,389

	Health Care Technology — 0.1%
8,600	Cerner Corp. (a)	483,750
9,201	HMS Holdings Corp. (a)	175,279

		659,029

	Life Sciences Tools & Services — 0.1%
9,310	Bruker Corp. (a)	212,175
32,700	QIAGEN N.V., (Netherlands) (a)	686,874

		899,049

	Pharmaceuticals — 1.0%
3,650	AbbVie, Inc.	187,610
31,000	Astellas Pharma, Inc., (Japan)	368,050
9,905	Auxilium Pharmaceuticals, Inc. (a)	269,218
13,545	Bayer AG, (Germany)	1,834,315
13,150	Bristol-Myers Squibb Co.	683,142
10,060	GlaxoSmithKline plc, (United Kingdom)	268,253
19,300	GlaxoSmithKline plc, (United Kingdom), ADR	1,031,199
30,078	Johnson & Johnson	2,954,562
17,449	Novartis AG, (Switzerland)	1,481,558
29,695	Novo Nordisk A/S, (Denmark), Class B	1,352,081
3,582	Roche Holding AG, (Switzerland)	1,077,336
4,000	Salix Pharmaceuticals Ltd. (a)	414,440
6,599	Sanofi, (France)	689,590
7,500	Takeda Pharmaceutical Co., Ltd., (Japan)	354,991

		12,966,345

	Total Health Care	29,195,523

Industrials — 3.2%
	Aerospace & Defense — 0.5%
3,200	B/E Aerospace, Inc. (a)	277,728
28,684	Boeing Co. (The)	3,599,555
7,100	Hexcel Corp. (a)	309,134
2,400	L-3 Communications Holdings, Inc.	283,560
15,513	Meggitt plc, (United Kingdom)	124,413
4,000	Rockwell Collins, Inc.	318,680
20,719	Rolls-Royce Holdings plc, (United Kingdom) (a)	370,898
1,600	TransDigm Group, Inc.	296,320
4,900	United Technologies Corp.	572,516
6,586	Zodiac Aerospace, (France)	232,691

		6,385,495

	Air Freight & Logistics — 0.0% (g)
450	FedEx Corp.	59,652
28,899	Toll Holdings Ltd., (Australia)	139,756

		199,408

	Airlines — 0.2%
13,892	Hawaiian Holdings, Inc. (a)	193,932
17,874	LATAM Airlines Group S.A., (Chile), ADR	269,004
23,870	Ryanair Holdings plc, (Ireland), ADR (a)	1,403,795

		1,866,731

	Building Products — 0.0% (g)
7,118	Assa Abloy AB, (Sweden), Class B	379,153

	Commercial Services & Supplies — 0.1%
10,980	Aggreko plc, (United Kingdom)	275,071
9,500	Copart, Inc. (a)	345,705
7,322	Iron Mountain, Inc.	201,868
2,900	Stericycle, Inc. (a)	329,498
3,850	Waste Connections, Inc.	168,861

		1,321,003

	Construction & Engineering — 0.0% (g)
5,648	Bouygues S.A., (France)	235,350

	Electrical Equipment — 0.3%
11,189	ABB Ltd., (Switzerland) (a)	289,023
5,300	AMETEK, Inc.	272,897
10,975	Eaton Corp. plc, (Ireland)	824,442
4,352	Franklin Electric Co., Inc.	185,047
8,727	Legrand S.A., (France)	542,122
38,000	Mitsubishi Electric Corp., (Japan)	427,758
7,230	Nexans S.A., (France)	378,732
826	Polypore International, Inc. (a)	28,257
2,400	Rockwell Automation, Inc.	298,920
8,715	Schneider Electric S.A., (France)	772,379

		4,019,577

	Industrial Conglomerates — 0.2%
500	3M Co.	67,830
5,250	Danaher Corp.	393,750
5,347	DCC plc, (Ireland)	290,605
48,000	Hutchison Whampoa Ltd., (Hong Kong)	637,047
1,600	Jardine Matheson Holdings Ltd., (Hong Kong)	99,200
14,436	Koninklijke Philips N.V., (Netherlands)	507,846
47,000	Sembcorp Industries Ltd., (Singapore)	205,589

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrial Conglomerates — Continued
5,460	Siemens AG, (Germany)	736,350

		2,938,217

	Machinery — 0.9%
4,551	Barnes Group, Inc.	175,077
24,936	Caterpillar, Inc.	2,477,890
1,847	Chart Industries, Inc. (a)	146,929
5,700	FANUC Corp., (Japan)	1,007,715
2,700	IDEX Corp.	196,803
900	Illinois Tool Works, Inc.	73,197
3,900	Nordson Corp.	274,911
2,900	Pall Corp.	259,463
3,455	Proto Labs, Inc. (a)	233,800
2,100	SMC Corp., (Japan)	553,839
23,623	Stanley Black & Decker, Inc.	1,919,133
6,000	Toshiba Machine Co. Ltd., (Japan)	28,433
14,102	Vesuvius plc, (United Kingdom)	102,424
14,603	Wabash National Corp. (a)	200,937
5,700	WABCO Holdings, Inc. (a)	601,692
6,880	Westport Innovations, Inc., (Canada) (a)	99,622
61,137	Xylem, Inc.	2,226,610

		10,578,475

	Marine — 0.1%
32	AP Moeller—Maersk A/S, (Denmark), Class B	383,000
8,000	Nippon Yusen KK, (Japan)	23,235
120,000	Pacific Basin Shipping Ltd., (Hong Kong)	76,780

		483,015

	Professional Services — 0.3%
3,269	Advisory Board Co. (The) (a)	210,033
2,819	Corporate Executive Board Co. (The)	209,255
6,600	Equifax, Inc.	448,998
2,400	IHS, Inc., Class A (a)	291,600
29,900	Nielsen Holdings N.V.	1,334,437
230	SGS S.A., (Switzerland)	567,243
2,925	Towers Watson & Co., Class A	333,596
5,209	TrueBlue, Inc. (a)	152,415
4,900	Verisk Analytics, Inc., Class A (a)	293,804

		3,841,381

	Road & Rail — 0.4%
7,000	Avis Budget Group, Inc. (a)	340,900
3,700	Central Japan Railway Co., (Japan)	432,201
3,700	Genesee & Wyoming, Inc., Class A (a)	360,084
94,319	Hertz Global Holdings, Inc. (a)	2,512,658
3,200	J.B. Hunt Transport Services, Inc.	230,144
3,084	Landstar System, Inc.	182,634
4,075	Norfolk Southern Corp.	395,968

		4,454,589

	Trading Companies & Distributors — 0.2%
6,600	AerCap Holdings N.V., (Netherlands) (a)	278,454
2,219	Applied Industrial Technologies, Inc.	107,044
4,500	Brenntag AG, (Germany)	835,720
17,500	Mitsubishi Corp., (Japan)	324,622
21,800	Mitsui & Co., Ltd., (Japan)	308,112
3,500	WESCO International, Inc. (a)	291,270

		2,145,222

	Total Industrials	38,847,616

Information Technology — 2.3%
	Communications Equipment — 0.0% (g)
48,012	Alcatel-Lucent, (France) (a)	189,084
3,400	QUALCOMM, Inc.	268,124

		457,208

	Electronic Equipment, Instruments & Components — 0.2%
14,500	Hamamatsu Photonics KK, (Japan)	654,133
19,000	Hitachi Ltd., (Japan)	140,639
9,475	Jabil Circuit, Inc.	170,550
1,880	Keyence Corp., (Japan)	774,497
1,700	Murata Manufacturing Co., Ltd., (Japan)	160,686
15,000	Nippon Electric Glass Co., Ltd., (Japan)	77,279
3,400	TE Connectivity Ltd., (Switzerland)	204,714

		2,182,498

	Internet Software & Services — 0.3%
1,700	Baidu, Inc., (China), ADR (a)	259,046
1,100	CoStar Group, Inc. (a)	205,414
800	Google, Inc., Class A (a)	891,608
12,900	Kakaku.com, Inc., (Japan)	209,725
3,540	Mail.ru Group Ltd., (Russia), GDR (a)	125,493
301	NAVER Corp., (South Korea)	219,932
2,964	OpenTable, Inc. (a)	228,021
2,450	Qihoo 360 Technology Co. Ltd., (China), ADR (a)	243,971
6,600	Tencent Holdings Ltd., (China)	460,681
10,300	VeriSign, Inc. (a)	555,273
13,290	Yandex N.V., (Netherlands), Class A (a)	401,225

		3,800,389

	IT Services — 0.5%
1,250	Accenture plc, (Ireland), Class A	99,650
3,550	Alliance Data Systems Corp. (a)	967,197
30,310	Amdocs Ltd.	1,408,203
4,195	Automatic Data Processing, Inc.	324,106
2,500	FleetCor Technologies, Inc. (a)	287,750

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
7,100	Gartner, Inc. (a)	493,024
5,235	Genpact Ltd., (Bermuda) (a)	91,194
5,000	Global Payments, Inc.	355,550
1,700	Infosys Ltd., (India), ADR	92,106
6,400	Jack Henry & Associates, Inc.	356,864
12,900	NeuStar, Inc., Class A (a)	419,379
11,700	Vantiv, Inc., Class A (a)	353,574
6,009	VeriFone Systems, Inc. (a)	203,224
1,300	Visa, Inc., Class A	280,618

		5,732,439

	Semiconductors & Semiconductor Equipment — 0.8%
7,797	ASML Holding N.V., (Netherlands)	725,771
315,539	Atmel Corp. (a)	2,637,906
13,100	Avago Technologies Ltd., (Singapore)	843,771
3,800	Broadcom Corp., Class A	119,624
5,860	Cavium, Inc. (a)	256,258
800	KLA-Tencor Corp.	55,312
63,334	NXP Semiconductor N.V., (Netherlands) (a)	3,724,673
251	Samsung Electronics Co., Ltd., (South Korea)	317,307
711	Samsung Electronics Co., Ltd., (South Korea), GDR	353,792
3,091	Synaptics, Inc. (a)	185,522
106,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	417,062
9,200	Texas Instruments, Inc.	433,780
2,800	Tokyo Electron Ltd., (Japan)	174,022

		10,244,800

	Software — 0.2%
5,796	CommVault Systems, Inc. (a)	376,450
3,594	Gemalto N.V., (Netherlands)	418,896
5,900	Informatica Corp. (a)	222,902
5,921	Manhattan Associates, Inc. (a)	207,413
7,000	Microsoft Corp.	286,930
300	Nintendo Co., Ltd., (Japan)	35,862
8,600	Oracle Corp.	351,826
600	Oracle Corp., (Japan)	27,206
7,700	Qlik Technologies, Inc. (a)	204,743
1,300	Red Hat, Inc. (a)	68,874
5,000	SolarWinds, Inc. (a)	213,150
5,200	Solera Holdings, Inc.	329,368
6,700	Trend Micro, Inc., (Japan)	207,006
2,263	Tyler Technologies, Inc. (a)	189,368

		3,139,994

	Technology Hardware, Storage & Peripherals — 0.3%
605	Apple, Inc.	324,728
6,200	Canon, Inc., (Japan)	192,422
341,905	Nokia OYJ, (Finland), ADR (a)	2,509,583
16,400	Wacom Co., Ltd., (Japan)	114,924

		3,141,657

	Total Information Technology	28,698,985

Materials — 1.0%
	Chemicals — 0.5%
1,943	Air Liquide S.A., (France)	263,121
1,625	Air Products & Chemicals, Inc.	193,440
3,100	Airgas, Inc.	330,181
3,760	Akzo Nobel N.V., (Netherlands)	306,667
22,737	Alent plc, (United Kingdom)	120,162
43,000	Asahi Kasei Corp., (Japan)	291,566
4,534	BASF SE, (Germany)	504,511
4,770	Dow Chemical Co. (The)	231,774
5,000	Ecolab, Inc.	539,950
4,300	Monsanto Co.	489,211
5,025	Mosaic Co. (The)	251,250
16,645	Potash Corp. of Saskatchewan, Inc., (Canada)	602,882
11,410	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	362,153
2,214	Syngenta AG, (Switzerland)	840,491
13,000	Tosoh Corp., (Japan)	50,076
17,875	Umicore S.A., (Belgium)	911,514

		6,288,949

	Construction Materials — 0.1%
19,700	CRH plc, (Ireland)	551,607
10,690	Holcim Ltd., (Switzerland) (a)	885,979

		1,437,586

	Metals & Mining — 0.4%
4,400	Agnico-Eagle Mines Ltd., (Canada)	133,214
4,100	Allegheny Technologies, Inc.	154,488
405,490	Alumina Ltd., (Australia) (a)	451,576
8,247	Antofagasta plc, (United Kingdom)	115,060
20,159	BHP Billiton Ltd., (Australia)	683,294
8,881	BHP Billiton plc, (United Kingdom)	274,233
8,446	First Quantum Minerals Ltd., (Canada)	156,085
208,570	Norsk Hydro ASA, (Norway)	1,038,476
1,800	Nucor Corp.	90,972
5,500	Reliance Steel & Aluminum Co.	388,630
4,822	Rio Tinto Ltd., (Australia)	284,415
5,600	Rio Tinto plc, (United Kingdom)	312,299
21,656	SSAB AB, (Sweden), Class A	167,329

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — Continued
22,180	ThyssenKrupp AG, (Germany) (a)	595,062

		4,845,133

	Total Materials	12,571,668

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
110,000	Hutchison Telecommunications Hong Kong Holdings Ltd., (Hong Kong)	36,643
10,100	Nippon Telegraph & Telephone Corp., (Japan)	548,850
81,000	Singapore Telecommunications Ltd., (Singapore)	235,444
25,561	Telefonica S.A., (Spain)	405,059
37,126	Telstra Corp., Ltd., (Australia)	175,065
5,816	Verizon Communications, Inc.	276,667
3,379	Ziggo N.V., (Netherlands)	150,060

		1,827,788

	Wireless Telecommunication Services — 0.3%
51,060	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	1,015,073
11,500	SBA Communications Corp., Class A (a)	1,046,040
10,900	SoftBank Corp., (Japan)	823,694
16,081	Vodafone Group plc, (United Kingdom), ADR	591,941

		3,476,748

	Total Telecommunication Services	5,304,536

Utilities — 0.2%
	Electric Utilities — 0.1%
21,910	SSE plc, (United Kingdom)	536,665

	Multi-Utilities — 0.1%
18,114	E.ON SE, (Germany)	353,768
13,805	GDF Suez, (France)	377,636
55,144	National Grid plc, (United Kingdom)	757,767

		1,489,171

	Total Utilities	2,025,836

	Total Common Stocks (Cost $207,366,065)	250,803,415

Exchange Traded Funds — 11.7%
	International Equity — 3.7%
1,341,200	iShares MSCI Japan ETF	15,195,796
526,400	Vanguard FTSE Europe ETF	31,031,280

	Total International Equity	46,227,076

	U.S. Equity — 8.0%
1,544,100	Financial Select Sector SPDR Fund	34,495,194
279,800	iShares Core S&P Mid Cap ETF	38,461,308
138,700	SPDR S&P 500 ETF Trust	25,942,448

	Total U.S. Equity	98,898,950

	Total Exchange Traded Funds (Cost $136,694,229)	145,126,026

Exchange Traded Note — 1.9%
	Alternative Assets — 1.9%
617,037	iPath Dow Jones-UBS Commodity Index Total Return (Cost $23,599,997)	24,342,110
Investment Companies — 59.3%
	Alternative Assets — 7.8%
3,801,298	John Hancock Funds II-Absolute Return Currency Fund, Class R6 Shares	36,530,478
319,532	Marshall Wace UCITS Fund plc—MW Developed Europe TOPS Fund, (Ireland) (a)	36,186,979
2,400,201	Prudential Absolute Return Bond Fund, Class Z	23,737,987

	Total Alternative Assets	96,455,444

	Fixed Income — 27.8%
9,185,312	JPMorgan Core Bond Fund, Class R6 Shares (b)	106,641,477
12,061,410	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	99,868,478
8,530,032	JPMorgan High Yield Fund, Class R6 Shares (b)	68,922,663
5,773,213	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	68,932,167

	Total Fixed Income	344,364,785

	International Equity — 15.1%
2,880,253	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	52,074,976
2,241,124	JPMorgan International Value Fund, Class R6 Shares (b)	33,639,276
2,431,759	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	67,408,366
592,916	Matthews Pacific Tiger Fund	15,160,859
495,916	Oppenheimer Developing Markets Fund	18,319,137

	Total International Equity	186,602,614

	Money Market — 2.8%
34,107,889	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	34,107,889

	U.S. Equity — 5.8%
2,550,324	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	72,225,180

	Total Investment Companies (Cost $700,322,038)	733,755,912

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,780	Volkswagen AG, (Preference Shares), (Germany)	720,842

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
377,691	Telecom Italia S.p.A., (Italy)	354,427

	Total Preferred Stocks (Cost $913,685)	1,075,269

PRINCIPAL AMOUNT($)
Structured Notes — 6.5%
	International Equity — 5.4%
14,600,000	Barclays Bank plc, GLobal Medium-Term Notes, Series A, Linked to the TOPIX Index, 06/24/14 (a)	15,162,100
14,000,000	BNP Paribas S.A., Return Notes, Linked to the performance of the TOPIX Index, 05/01/14 (a)	13,757,800
14,600,000	BNP Paribas S.A., Return Notes, Linked to the performance of the TOPIX Index, 05/27/14 (a)	15,144,580
10,800,000	Credit Suisse AG, Return Notes, Linked to the performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 02/09/15 (a)	10,940,400
11,700,000	Credit Suisse AG, Return Notes, Linked to the performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 05/09/14 (a)	11,641,500

		66,646,380

	Alternative Assets — 1.1%
13,000,000	Societe Generale S.A., Single Commodity Index Return Non-Principal Protected Notes, Series 2013-155, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/14 (a)	13,651,300

	Total Structured Notes (Cost $78,700,000)	80,297,680

	Total Investments — 99.8% (Cost $1,147,596,014)	1,235,400,412
	Other Assets in Excess of Liabilities — 0.2%	1,879,185

	NET ASSETS — 100.0%	$1,237,279,597

Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY COUNTRY*
United States	81.9%
France	4.6
United Kingdom	3.2
Ireland	3.2
Japan	1.2
Others (each less than 1.0%)	5.9

*	Percentages indicated are based on total investments as of March 31, 2014.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of March 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $99,407,000 and 8.0% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,112,559
Aggregate gross unrealized depreciation	(11,308,161)

Net unrealized appreciation/depreciation	$87,804,398

Federal income tax cost of investments	$1,147,596,014

JPM Access Balanced Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2014, net assets of the Fund were $1,237,279,597 of which $38,169,558, or approximately 3.1%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments —Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date. Structured notes are priced generally at the bid received from the issuer of such note. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The following table represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$28,154,293	$14,293,012	$—	(a)	$42,447,305
Consumer Staples	8,838,502	16,373,096	—		25,211,598
Energy	23,698,178	2,983,968	—		26,682,146
Financials	20,676,736	19,141,466	—		39,818,202
Health Care	16,491,950	12,703,573	—		29,195,523
Industrials	27,950,114	10,897,502	—		38,847,616
Information Technology	22,702,566	5,996,419	—		28,698,985
Materials	4,044,392	8,527,276	—		12,571,668
Telecommunication Services	2,929,721	2,374,815	—		5,304,536
Utilities	—	2,025,836	—		2,025,836

Total Common Stocks	155,486,452	95,316,963	—	(a)	250,803,415

Preferred Stocks
Consumer Discretionary	—	720,842	—		720,842
Telecommunication Services	—	354,427	—		354,427

Total Preferred Stocks	—	1,075,269	—		1,075,269

Exchange Traded Funds	145,126,026	—	—		145,126,026
Exchange Traded Note	24,342,110	—	—		24,342,110
Investment Companies	697,568,933	36,186,979	—		733,755,912
Structured Notes	—	80,297,680	—		80,297,680

Total Investments in Securities	$1,022,523,521	$212,876,891	$—	(a)	$1,235,400,412

(a) Value is zero.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 26.6%
	Consumer Discretionary — 4.5%
	Auto Components — 0.2%
10,400	Aisin Seiki Co., Ltd., (Japan)	375,404
2,360	Autoliv, Inc., (Sweden)	237,606
8,500	BorgWarner, Inc.	522,495
4,600	Delphi Automotive plc, (United Kingdom)	312,156
2,500	Denso Corp., (Japan)	119,891
52,499	GKN plc, (United Kingdom)	342,072
3,000	Koito Manufacturing Co., Ltd., (Japan)	50,875

		1,960,499

	Automobiles — 0.4%
7,374	Bayerische Motoren Werke AG, (Germany)	931,823
3,077	Daimler AG, (Germany)	291,081
12,600	Honda Motor Co., Ltd., (Japan)	443,352
19,300	Mitsubishi Motors Corp., (Japan)	201,567
12,800	Suzuki Motor Corp., (Japan)	333,729
29,300	Toyota Motor Corp., (Japan)	1,652,340

		3,853,892

	Distributors — 0.1%
9,981	Pool Corp.	612,035

	Diversified Consumer Services — 0.1%
69,590	Anhanguera Educacional Participacoes S.A., (Brazil)	432,139
5,558	Grand Canyon Education, Inc. (a)	259,558

		691,697

	Hotels, Restaurants & Leisure — 0.7%
34,650	Accor S.A., (France)	1,773,285
12,600	Apollo Global Management LLC, Class A	400,680
3,425	Carnival Corp.	129,670
35,062	Compass Group plc, (United Kingdom)	535,355
40,985	Las Vegas Sands Corp.	3,310,768
3,767	Red Robin Gourmet Burgers, Inc. (a)	270,019
4,300	Royal Caribbean Cruises Ltd.	234,608
3,900	Starbucks Corp.	286,182
9,772	Texas Roadhouse, Inc.	254,854
2,800	Whitbread plc, (United Kingdom)	194,352
6,000	Wyndham Worldwide Corp.	439,380
27,600	Wynn Macau Ltd., (China)	114,876

		7,944,029

	Household Durables — 0.1%
21,500	Newell Rubbermaid, Inc.	642,850
7,100	Nikon Corp., (Japan)	114,383
21,400	Panasonic Corp., (Japan)	243,384
24,702	Persimmon plc, (United Kingdom) (a)	554,852

		1,555,469

	Internet & Catalog Retail — 0.1%
7,100	Home Retail Group plc, (United Kingdom)	25,658
61,820	Ocado Group plc, (United Kingdom) (a)	474,905

		500,563

	Media — 1.0%
131,082	British Sky Broadcasting Group plc, (United Kingdom)	1,995,210
13,900	Comcast Corp., Class A	695,278
4,700	CyberAgent, Inc., (Japan)	179,916
5,700	Discovery Communications, Inc., Class C (a)	439,242
8,717	Eutelsat Communications S.A., (France)	295,817
10,460	Grupo Televisa S.A.B., (Mexico), ADR	348,213
24,889	Informa plc, (Switzerland)	219,519
14,160	Liberty Global plc, (United Kingdom), Class A (a)	589,056
7,330	Liberty Global plc, (United Kingdom), Series C (a)	298,404
200	New York Times Co. (The), Class A	3,424
6,580	ProSiebenSat.1 Media AG, (Germany)	301,820
4,800	Scripps Networks Interactive, Inc., Class A	364,368
12,878	SES S.A., (Luxembourg)	480,473
99,200	Sirius XM Holdings, Inc. (a)	317,440
23,189	Societe Television Francaise 1, (France)	383,356
42,392	Walt Disney Co. (The)	3,394,328
39,101	WPP plc, (United Kingdom)	807,909

		11,113,773

	Multiline Retail — 0.4%
5,900	Lojas Renner S.A., (Brazil)	167,067
116,031	Marks & Spencer Group plc, (United Kingdom)	873,472
1,450	Nordstrom, Inc.	90,552
53,835	Target Corp.	3,257,556

		4,388,647

	Specialty Retail — 1.0%
35,065	Bed Bath & Beyond, Inc. (a)	2,412,472
5,217	Five Below, Inc. (a)	221,618
9,000	Foot Locker, Inc.	422,820
11,728	Francesca’s Holdings Corp. (a)	212,746
12,600	GNC Holdings, Inc., Class A	554,652
35,155	Home Depot, Inc. (The)	2,781,815
769	Inditex S.A., (Spain)	115,373
145,319	Kingfisher plc, (United Kingdom)	1,021,706
5,039	Monro Muffler Brake, Inc.	286,618
3,500	O’Reilly Automotive, Inc. (a)	519,365
9,600	Ross Stores, Inc.	686,880
12,200	Sally Beauty Holdings, Inc. (a)	334,280
900	Signet Jewelers Ltd., (Bermuda)	95,274
6,200	Tiffany & Co.	534,130

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
4,700	Tractor Supply Co.	331,961
18,404	World Duty Free SpA, (Italy) (a)	258,105
93,500	Zhongsheng Group Holdings Ltd., (China)	129,056

		10,918,871

	Textiles, Apparel & Luxury Goods — 0.4%
6,800	Adidas AG, (Germany)	735,279
755,000	China Hongxing Sports Ltd., (China) (a) (i)	–
11,161	Cie Financiere Richemont S.A., (Switzerland)	1,066,301
9,175	Coach, Inc.	455,631
4,900	Hanesbrands, Inc.	374,752
2,495	Kering, (France)	508,719
40,000	Li & Fung Ltd., (Hong Kong)	59,275
12,790	Lululemon Athletica, Inc., (Canada) (a)	672,626
4,200	NIKE, Inc., Class B	310,212
2,400	PVH Corp.	299,448
24,934	Quiksilver, Inc. (a)	187,254

		4,669,497

	Total Consumer Discretionary	48,208,972

	Consumer Staples — 2.7%
	Beverages — 0.6%
126,430	AMBEV S.A., (Brazil), ADR	936,846
9,200	Anheuser-Busch InBev N.V., (Belgium)	968,901
5,700	Carlsberg A/S, (Denmark), Class B	566,625
14,796	Coca-Cola Amatil Ltd., (Australia)	151,624
29,410	Diageo plc, (United Kingdom)	913,448
23,000	Kirin Holdings Co., Ltd., (Japan)	318,306
8,712	Pernod-Ricard S.A., (France)	1,013,860
17,820	SABMiller plc, (United Kingdom)	891,040

		5,760,650

	Food & Staples Retailing — 0.7%
38,840	Carrefour S.A., (France)	1,502,500
23,045	Costco Wholesale Corp.	2,573,666
17,430	Distribuidora Internacional de Alimentacion S.A., (Spain)	159,393
7,500	FamilyMart Co., Ltd., (Japan)	329,820
6,600	Sprouts Farmers Market, Inc. (a)	237,798
491,378	Tesco plc, (United Kingdom)	2,423,535
4,642	United Natural Foods, Inc. (a)	329,211

		7,555,923

	Food Products — 0.9%
15,000	Ajinomoto Co., Inc., (Japan)	214,681
21,088	Danone, (France)	1,489,812
6,409	Diamond Foods, Inc. (a)	223,866
3,100	Hershey Co. (The)	323,640
46,102	Nestle S.A., (Switzerland)	3,470,082
3,612	Sanderson Farms, Inc.	283,506
6,292	Tootsie Roll Industries, Inc.	188,391
1,824	TreeHouse Foods, Inc. (a)	131,310
41,168	Unilever plc, (United Kingdom)	1,760,739
22,890	Unilever plc, (United Kingdom), ADR	979,234
12,200	WhiteWave Foods Co. (The), Class A (a)	348,188

		9,413,449

	Household Products — 0.3%
5,100	Church & Dwight Co., Inc.	352,257
37,860	Procter & Gamble Co. (The)	3,051,516

		3,403,773

	Personal Products — 0.1%
4,700	Beiersdorf AG, (Germany)	458,409
4,194	L’Oreal S.A., (France)	691,928

		1,150,337

	Tobacco — 0.1%
22,764	Imperial Tobacco Group plc, (United Kingdom)	920,522
2,700	Philip Morris International, Inc.	221,049
8,190	Swedish Match AB, (Sweden)	268,113

		1,409,684

	Total Consumer Staples	28,693,816

	Energy — 2.9%
	Energy Equipment & Services — 0.6%
4,800	Cameron International Corp. (a)	296,496
42,688	CGG S.A., (France) (a)	684,128
90,000	China Oilfield Services Ltd., (China), Class H	212,201
4,700	Ensco plc, (United Kingdom), Class A	248,066
1,412	Geospace Technologies Corp. (a)	93,432
13,125	Halliburton Co.	772,931
24,640	Petroleum Geo-Services ASA, (Norway)	299,786
29,495	Schlumberger Ltd.	2,875,763
2,211	SEACOR Holdings, Inc. (a)	191,075
6,898	Seadrill Ltd., (Bermuda)	242,858
24,340	Trican Well Service Ltd., (Canada)	308,020
3,390	Unit Corp. (a)	221,638
3,534	WorleyParsons Ltd., (Australia)	49,771

		6,496,165

	Oil, Gas & Consumable Fuels — 2.3%
120,000	Beach Energy Ltd., (Australia)	190,417
57,120	Cameco Corp., (Canada)	1,308,048
7,545	Carrizo Oil & Gas, Inc. (a)	403,356
4,500	Cenovus Energy, Inc., (Canada)	130,136
3,700	Chevron Corp.	439,967
4,850	Cobalt International Energy, Inc. (a)	88,852
37,797	ConocoPhillips	2,659,019
24,800	Denbury Resources, Inc.	406,720
3,600	Enbridge, Inc., (Canada)	163,506
83,450	Encana Corp., (Canada)	1,784,161

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
15,167	Eni S.p.A., (Italy)	380,334
12,900	EP Energy Corp., Class A (a)	252,453
36,532	Hess Corp.	3,027,772
5,110	Koninklijke Vopak N.V., (Netherlands)	285,225
8,050	Noble Energy, Inc.	571,872
121,620	Petroleo Brasileiro S.A., (Brazil), ADR	1,686,869
37,696	Phillips 66	2,904,854
16,100	Royal Dutch Shell plc, (Netherlands), ADR	1,257,571
7,600	Southwestern Energy Co. (a)	349,676
27,119	Statoil ASA, (Norway)	765,155
159,840	Talisman Energy, Inc., (Canada)	1,593,339
183,230	Whitehaven Coal Ltd., (Australia) (a)	281,969
6,400	Whiting Petroleum Corp. (a)	444,096
79,491	Williams Cos., Inc. (The)	3,225,745

		24,601,112

	Total Energy	31,097,277

	Financials — 4.2%
	Banks — 1.4%
24,868	Australia & New Zealand Banking Group Ltd., (Australia)	765,013
32,200	Banco Santander Brasil S.A., (Brazil), ADR	179,354
241,416	Bank of China Ltd., (China), Class H	107,255
5,934	Bank of the Ozarks, Inc.	403,868
26,000	Bank of Yokohama Ltd. (The), (Japan)	129,692
91,647	Bankia S.A., (Spain) (a)	193,678
8,400	BankUnited, Inc.	292,068
101,350	Barclays plc, (United Kingdom)	394,402
39,446	Barclays plc, (United Kingdom), ADR	619,302
15,035	BNP Paribas S.A., (France)	1,159,186
27,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	77,096
5,504	CaixaBank S.A., (Spain)	35,430
70,372	DBS Group Holdings Ltd., (Singapore)	906,676
31,917	DNB ASA, (Norway)	554,602
12,045	FirstMerit Corp.	250,897
10,154	Glacier Bancorp, Inc.	295,177
5,100	HDFC Bank Ltd., (India), ADR	209,253
143,282	HSBC Holdings plc, (United Kingdom)	1,450,790
138,134	Intesa Sanpaolo S.p.A., (Italy)	468,716
506,174	Lloyds Banking Group plc, (United Kingdom) (a)	633,233
73,100	Mitsubishi UFJ Financial Group, Inc., (Japan)	402,546
19,813	Nordea Bank AB, (Sweden)	281,059
175,000	Regions Financial Corp.	1,944,250
46,361	Standard Chartered plc, (United Kingdom)	969,437
13,600	Sumitomo Mitsui Financial Group, Inc., (Japan)	582,949
139,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	628,912
10,584	Svenska Handelsbanken AB, (Sweden), Class A	531,863
17,394	Swedbank AB, (Sweden), Class A	466,955
20,000	United Overseas Bank Ltd., (Singapore)	344,989

		15,278,648

	Capital Markets — 0.7%
12,651	BlackRock, Inc.	3,978,486
31,200	CETIP SA—Mercados Organizados, (Brazil)	376,215
8,300	Charles Schwab Corp. (The)	226,839
4,827	Close Brothers Group plc, (United Kingdom)	113,789
13,360	Credit Suisse Group AG, (Switzerland) (a)	432,438
5,803	Deutsche Bank AG, (Germany)	260,082
23,299	GAM Holding AG, (Switzerland) (a)	420,601
5,035	Goldman Sachs Group, Inc. (The)	824,985
4,390	Greenhill & Co., Inc.	228,192
9,000	Invesco Ltd.	333,000
8,622	Macquarie Group Ltd., (Australia)	464,915
5,318	Stifel Financial Corp. (a)	264,624
5,073	UBS AG, (Switzerland) (a)	104,977

		8,029,143

	Consumer Finance — 0.0% (g)
5,085	First Cash Financial Services, Inc. (a)	256,589
4,545	Portfolio Recovery Associates, Inc. (a)	262,974
838	World Acceptance Corp. (a)	62,917

		582,480

	Diversified Financial Services — 0.7%
239,787	Bank of America Corp.	4,124,337
28,100	BM&FBovespa S.A., (Brazil)	139,447
20,898	Challenger Ltd., (Australia)	124,336
9,325	CME Group, Inc.	690,143
2,435	Deutsche Boerse AG, (Germany)	193,859
34,876	ING Groep N.V., (Netherlands), CVA (a)	495,996
3,100	IntercontinentalExchange Group, Inc.	613,273
6,601	London Stock Exchange Group plc, (United Kingdom)	216,980
5,100	McGraw Hill Financial, Inc.	389,130
23,100	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	113,400

		7,100,901

	Insurance — 1.1%
2,850	ACE Ltd., (Switzerland)	282,321
37,070	Admiral Group plc, (United Kingdom)	882,678
227,600	AIA Group Ltd., (Hong Kong)	1,082,500

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
2,248	Allianz SE, (Germany)	379,954
1,900	Aon plc, (United Kingdom)	160,132
13,600	Assured Guaranty Ltd., (Bermuda)	344,352
33,615	AXA S.A., (France)	873,276
83,490	Direct Line Insurance Group plc, (United Kingdom)	330,577
4,477	Hanover Insurance Group, Inc. (The)	275,067
8,400	Marsh & McLennan Cos., Inc.	414,120
2,622	Muenchener Rueckversicherungs AG, (Germany)	572,952
23,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	195,305
6,000	Progressive Corp. (The)	145,320
11,130	Prudential plc, (United Kingdom)	235,672
9,803	QBE Insurance Group Ltd., (Australia)	116,498
7,900	RenaissanceRe Holdings Ltd., (Bermuda)	771,040
12,932	Sampo, (Finland), Class A	671,296
18,500	Sony Financial Holdings, Inc., (Japan)	302,510
49,794	Storebrand ASA, (Norway) (a)	286,752
8,600	Sun Life Financial, Inc., (Canada)	297,791
1,485	Swiss Life Holding AG, (Switzerland) (a)	365,187
15,500	Tokio Marine Holdings, Inc., (Japan)	464,851
27,576	Travelers Cos., Inc. (The)	2,346,718

		11,796,869

	Real Estate Investment Trusts (REITs) — 0.2%
7,000	American Tower Corp.	573,090
12,592	Colony Financial, Inc.	276,394
8,431	LaSalle Hotel Properties	263,975
970	Unibail-Rodamco SE, (France)	251,742
109,023	Westfield Retail Trust, (Australia)	301,843

		1,667,044

	Real Estate Management & Development — 0.1%
180,000	Agile Property Holdings Ltd., (China)	147,897
1,666	Deutsche Wohnen AG, (Germany)	35,734
1,400	Goldcrest Co., Ltd., (Japan)	29,512
50,000	Kerry Properties Ltd., (Hong Kong)	166,745
8,000	Mitsui Fudosan Co., Ltd., (Japan)	244,066
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	30,698

		654,652

	Thrifts & Mortgage Finance — 0.0% (g)
1,137	BofI Holding, Inc. (a)	97,498
6,500	Ocwen Financial Corp. (a)	254,670

		352,168

	Total Financials	45,461,905

	Health Care — 3.1%
	Biotechnology — 0.7%
26,781	Celgene Corp. (a)	3,738,627
5,801	Cepheid, Inc. (a)	299,215
1,232	Clovis Oncology, Inc. (a)	85,341
5,287	CSL Ltd., (Australia)	341,496
17,930	Gilead Sciences, Inc. (a)	1,270,520
7,800	Ironwood Pharmaceuticals, Inc. (a)	96,096
1,857	Ligand Pharmaceuticals, Inc., Class B (a)	124,902
21,800	Seattle Genetics, Inc. (a)	993,208
2,600	United Therapeutics Corp. (a)	244,478

		7,193,883

	Health Care Equipment & Supplies — 0.3%
3,021	Analogic Corp.	248,054
2,970	BioMerieux, (France)	325,775
26,800	Boston Scientific Corp. (a)	362,336
10,585	DexCom, Inc. (a)	437,796
21,810	Elekta AB, (Sweden), Class B	290,345
2,100	Essilor International S.A., (France)	211,928
550	Intuitive Surgical, Inc. (a)	240,894
468,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	534,484
4,644	Sonova Holding AG, (Switzerland) (a)	679,403
5,400	Sysmex Corp., (Japan)	172,165
3,427	Tandem Diabetes Care, Inc. (a)	75,702

		3,578,882

	Health Care Providers & Services — 0.5%
900	Catamaran Corp. (a)	40,284
16,850	DaVita HealthCare Partners, Inc. (a)	1,160,122
13,200	Envision Healthcare Holdings, Inc. (a)	446,556
10,700	Express Scripts Holding Co. (a)	803,463
15,710	Fresenius Medical Care AG & Co. KGaA, (Germany)	1,099,178
4,952	Fresenius SE & Co. KGaA, (Germany)	777,309
116,700	Life Healthcare Group Holdings Ltd., (South Africa)	426,399
4,900	Miraca Holdings, Inc., (Japan)	214,652
4,900	Premier, Inc., Class A (a)	161,455
20,400	Sonic Healthcare Ltd., (Australia)	326,830
2,800	UnitedHealth Group, Inc.	229,572

		5,685,820

	Health Care Technology — 0.1%
8,900	Cerner Corp. (a)	500,625
10,637	HMS Holdings Corp. (a)	202,635

		703,260

	Life Sciences Tools & Services — 0.1%
10,763	Bruker Corp. (a)	245,289
35,680	QIAGEN N.V., (Netherlands) (a)	749,470

		994,759

	Pharmaceuticals — 1.4%
4,150	AbbVie, Inc.	213,310
35,000	Astellas Pharma, Inc., (Japan)	415,540
11,451	Auxilium Pharmaceuticals, Inc. (a)	311,238

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
15,412	Bayer AG, (Germany)	2,087,151
14,925	Bristol-Myers Squibb Co.	775,354
11,400	GlaxoSmithKline plc, (United Kingdom)	303,985
22,000	GlaxoSmithKline plc, (United Kingdom), ADR	1,175,460
35,672	Johnson & Johnson	3,504,060
19,476	Novartis AG, (Switzerland)	1,653,667
33,655	Novo Nordisk A/S, (Denmark), Class B	1,532,388
4,238	Roche Holding AG, (Switzerland)	1,274,637
4,300	Salix Pharmaceuticals Ltd. (a)	445,523
7,482	Sanofi, (France)	781,863
8,500	Takeda Pharmaceutical Co., Ltd., (Japan)	402,324

		14,876,500

	Total Health Care	33,033,104

	Industrials — 4.1%
	Aerospace & Defense — 0.7%
3,600	B/E Aerospace, Inc. (a)	312,444
33,761	Boeing Co. (The)	4,236,668
8,000	Hexcel Corp. (a)	348,320
2,500	L-3 Communications Holdings, Inc.	295,375
17,629	Meggitt plc, (United Kingdom)	141,383
4,300	Rockwell Collins, Inc.	342,581
23,603	Rolls-Royce Holdings plc, (United Kingdom) (a)	422,526
1,700	TransDigm Group, Inc.	314,840
4,975	United Technologies Corp.	581,279
7,446	Zodiac Aerospace, (France)	263,075

		7,258,491

	Air Freight & Logistics — 0.0% (g)
350	FedEx Corp.	46,396
32,904	Toll Holdings Ltd., (Australia)	159,124

		205,520

	Airlines — 0.2%
16,059	Hawaiian Holdings, Inc. (a)	224,183
20,258	LATAM Airlines Group S.A., (Chile), ADR	304,883
26,690	Ryanair Holdings plc, (Ireland), ADR (a)	1,569,639

		2,098,705

	Building Products — 0.1%
9,356	Assa Abloy AB, (Sweden), Class B	498,363

	Commercial Services & Supplies — 0.1%
12,440	Aggreko plc, (United Kingdom)	311,647
10,200	Copart, Inc. (a)	371,178
7,543	Iron Mountain, Inc.	207,961
3,100	Stericycle, Inc. (a)	352,222
4,300	Waste Connections, Inc.	188,598

		1,431,606

	Construction & Engineering — 0.0% (g)
6,434	Bouygues S.A., (France)	268,103

	Electrical Equipment — 0.4%
12,746	ABB Ltd., (Switzerland) (a)	329,242
5,700	AMETEK, Inc.	293,493
12,450	Eaton Corp. plc, (Ireland)	935,244
5,025	Franklin Electric Co., Inc.	213,663
9,866	Legrand S.A., (France)	612,876
43,000	Mitsubishi Electric Corp., (Japan)	484,042
8,020	Nexans S.A., (France)	420,115
955	Polypore International, Inc. (a)	32,671
2,600	Rockwell Automation, Inc.	323,830
9,864	Schneider Electric S.A., (France)	874,210

		4,519,386

	Industrial Conglomerates — 0.3%
400	3M Co.	54,264
5,900	Danaher Corp.	442,500
6,792	DCC plc, (Ireland)	369,139
56,000	Hutchison Whampoa Ltd., (Hong Kong)	743,222
1,600	Jardine Matheson Holdings Ltd., (Hong Kong)	99,200
16,439	Koninklijke Philips N.V., (Netherlands)	578,310
56,000	Sembcorp Industries Ltd., (Singapore)	244,957
6,493	Siemens AG, (Germany)	875,663

		3,407,255

	Machinery — 1.1%
5,261	Barnes Group, Inc.	202,391
30,057	Caterpillar, Inc.	2,986,764
2,136	Chart Industries, Inc. (a)	169,919
6,500	FANUC Corp., (Japan)	1,149,148
2,900	IDEX Corp.	211,381
700	Illinois Tool Works, Inc.	56,931
4,200	Nordson Corp.	296,058
3,000	Pall Corp.	268,410
3,993	Proto Labs, Inc. (a)	270,206
2,300	SMC Corp., (Japan)	606,586
28,023	Stanley Black & Decker, Inc.	2,276,589
7,000	Toshiba Machine Co. Ltd., (Japan)	33,172
15,019	Vesuvius plc, (United Kingdom)	109,084
16,881	Wabash National Corp. (a)	232,283
6,100	WABCO Holdings, Inc. (a)	643,916
7,910	Westport Innovations, Inc., (Canada) (a)	114,537
72,508	Xylem, Inc.	2,640,741

		12,268,116

	Marine — 0.1%
36	AP Moeller—Maersk A/S, (Denmark), Class B	430,875
9,000	Nippon Yusen KK, (Japan)	26,139

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Marine — Continued
136,000	Pacific Basin Shipping Ltd., (Hong Kong)	87,018

		544,032

	Professional Services — 0.4%
3,779	Advisory Board Co. (The) (a)	242,801
3,258	Corporate Executive Board Co. (The)	241,841
7,100	Equifax, Inc.	483,013
2,600	IHS, Inc., Class A (a)	315,900
32,950	Nielsen Holdings N.V.	1,470,559
260	SGS S.A., (Switzerland)	641,231
3,275	Towers Watson & Co., Class A	373,514
6,020	TrueBlue, Inc. (a)	176,145
5,200	Verisk Analytics, Inc., Class A (a)	311,792

		4,256,796

	Road & Rail — 0.5%
7,500	Avis Budget Group, Inc. (a)	365,250
4,200	Central Japan Railway Co., (Japan)	490,606
3,900	Genesee & Wyoming, Inc., Class A (a)	379,548
110,333	Hertz Global Holdings, Inc. (a)	2,939,271
3,500	J.B. Hunt Transport Services, Inc.	251,720
3,565	Landstar System, Inc.	211,120
5,225	Norfolk Southern Corp.	507,713

		5,145,228

	Trading Companies & Distributors — 0.2%
7,100	AerCap Holdings N.V., (Netherlands) (a)	299,549
2,565	Applied Industrial Technologies, Inc.	123,736
5,350	Brenntag AG, (Germany)	993,578
19,700	Mitsubishi Corp., (Japan)	365,431
24,600	Mitsui & Co., Ltd., (Japan)	347,686
3,800	WESCO International, Inc. (a)	316,236

		2,446,216

	Total Industrials	44,347,817

	Information Technology — 3.0%
	Communications Equipment — 0.1%
54,696	Alcatel-Lucent, (France) (a)	215,407
3,400	QUALCOMM, Inc.	268,124

		483,531

	Electronic Equipment, Instruments & Components — 0.2%
16,500	Hamamatsu Photonics KK, (Japan)	744,358
23,000	Hitachi Ltd., (Japan)	170,248
10,750	Jabil Circuit, Inc.	193,500
2,040	Keyence Corp., (Japan)	840,412
2,300	Murata Manufacturing Co., Ltd., (Japan)	217,398
17,000	Nippon Electric Glass Co., Ltd., (Japan)	87,583
3,500	TE Connectivity Ltd., (Switzerland)	210,735

		2,464,234

	Internet Software & Services — 0.4%
1,900	Baidu, Inc., (China), ADR (a)	289,522
1,150	CoStar Group, Inc. (a)	214,751
600	Google, Inc., Class A (a)	668,706
14,200	Kakaku.com, Inc., (Japan)	230,860
4,010	Mail.ru Group Ltd., (Russia), GDR (a)	142,155
328	NAVER Corp., (South Korea)	239,660
3,426	OpenTable, Inc. (a)	263,562
2,770	Qihoo 360 Technology Co. Ltd., (China), ADR (a)	275,837
7,300	Tencent Holdings Ltd., (China)	509,541
12,100	VeriSign, Inc. (a)	652,311
11,690	Yandex N.V., (Netherlands), Class A (a)	352,921

		3,839,826

	IT Services — 0.6%
1,375	Accenture plc, (Ireland), Class A	109,615
3,800	Alliance Data Systems Corp. (a)	1,035,310
33,810	Amdocs Ltd.	1,570,813
4,745	Automatic Data Processing, Inc.	366,599
2,700	FleetCor Technologies, Inc. (a)	310,770
7,700	Gartner, Inc. (a)	534,688
5,915	Genpact Ltd., (Bermuda) (a)	103,039
5,400	Global Payments, Inc.	383,994
1,900	Infosys Ltd., (India), ADR	102,942
7,800	Jack Henry & Associates, Inc.	434,928
13,900	NeuStar, Inc., Class A (a)	451,889
12,600	Vantiv, Inc., Class A (a)	380,772
6,946	VeriFone Systems, Inc. (a)	234,914
1,625	Visa, Inc., Class A	350,772

		6,371,045

	Semiconductors & Semiconductor Equipment — 1.1%
8,857	ASML Holding N.V., (Netherlands)	824,440
374,228	Atmel Corp. (a)	3,128,546
14,900	Avago Technologies Ltd., (Singapore)	959,709
4,200	Broadcom Corp., Class A	132,216
6,774	Cavium, Inc. (a)	296,227
900	KLA-Tencor Corp.	62,226
74,358	NXP Semiconductor N.V., (Netherlands) (a)	4,372,994
296	Samsung Electronics Co., Ltd., (South Korea)	374,195
767	Samsung Electronics Co., Ltd., (South Korea), GDR	381,658
3,573	Synaptics, Inc. (a)	214,451
121,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	476,080
10,400	Texas Instruments, Inc.	490,360
3,200	Tokyo Electron Ltd., (Japan)	198,882

		11,911,984

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 0.3%
6,439	CommVault Systems, Inc. (a)	418,213
3,776	Gemalto N.V., (Netherlands)	440,110
6,300	Informatica Corp. (a)	238,014
6,844	Manhattan Associates, Inc. (a)	239,745
5,700	Microsoft Corp.	233,643
300	Nintendo Co., Ltd., (Japan)	35,862
11,750	Oracle Corp.	480,692
700	Oracle Corp., (Japan)	31,741
8,300	Qlik Technologies, Inc. (a)	220,697
1,400	Red Hat, Inc. (a)	74,172
5,300	SolarWinds, Inc. (a)	225,939
5,600	Solera Holdings, Inc.	354,704
8,100	Trend Micro, Inc., (Japan)	250,261
2,616	Tyler Technologies, Inc. (a)	218,907

		3,462,700

	Technology Hardware, Storage & Peripherals — 0.3%
685	Apple, Inc.	367,667
7,200	Canon, Inc., (Japan)	223,458
405,498	Nokia OYJ, (Finland), ADR (a)	2,976,355
18,500	Wacom Co., Ltd., (Japan)	129,641

		3,697,121

	Total Information Technology	32,230,441

	Materials — 1.3%
	Chemicals — 0.7%
2,195	Air Liquide S.A., (France)	297,247
1,875	Air Products & Chemicals, Inc.	223,200
3,300	Airgas, Inc.	351,483
4,260	Akzo Nobel N.V., (Netherlands)	347,447
23,896	Alent plc, (United Kingdom)	126,287
49,000	Asahi Kasei Corp., (Japan)	332,249
5,165	BASF SE, (Germany)	574,724
5,430	Dow Chemical Co. (The)	263,844
5,325	Ecolab, Inc.	575,047
4,750	Monsanto Co.	540,407
5,675	Mosaic Co. (The)	283,750
18,872	Potash Corp. of Saskatchewan, Inc., (Canada)	683,544
12,930	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	410,398
2,506	Syngenta AG, (Switzerland)	951,341
15,000	Tosoh Corp., (Japan)	57,780
20,287	Umicore S.A., (Belgium)	1,034,511

		7,053,259

	Construction Materials — 0.1%
22,330	CRH plc, (Ireland)	625,248
12,110	Holcim Ltd., (Switzerland) (a)	1,003,668

		1,628,916

	Metals & Mining — 0.5%
4,900	Agnico-Eagle Mines Ltd., (Canada)	148,352
6,200	Allegheny Technologies, Inc.	233,616
459,630	Alumina Ltd., (Australia) (a)	511,869
9,340	Antofagasta plc, (United Kingdom)	130,309
22,541	BHP Billiton Ltd., (Australia)	764,033
10,216	BHP Billiton plc, (United Kingdom)	315,457
9,640	First Quantum Minerals Ltd., (Canada)	178,150
236,290	Norsk Hydro ASA, (Norway)	1,176,494
1,000	Nucor Corp.	50,540
6,000	Reliance Steel & Aluminum Co.	423,960
5,493	Rio Tinto Ltd., (Australia)	323,992
6,400	Rio Tinto plc, (United Kingdom)	356,914
24,671	SSAB AB, (Sweden), Class A	190,625
25,140	ThyssenKrupp AG, (Germany) (a)	674,475

		5,478,786

	Total Materials	14,160,961

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
126,000	Hutchison Telecommunications Hong Kong Holdings Ltd., (Hong Kong)	41,972
11,800	Nippon Telegraph & Telephone Corp., (Japan)	641,231
104,000	Singapore Telecommunications Ltd., (Singapore)	302,299
28,797	Telefonica S.A., (Spain)	456,339
38,034	Telstra Corp., Ltd., (Australia)	179,347
6,589	Verizon Communications, Inc.	313,439
3,850	Ziggo N.V., (Netherlands)	170,976

		2,105,603

	Wireless Telecommunication Services — 0.4%
58,090	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	1,154,829
12,400	SBA Communications Corp., Class A (a)	1,127,904
12,100	SoftBank Corp., (Japan)	914,376
18,300	Vodafone Group plc, (United Kingdom), ADR	673,623

		3,870,732

	Total Telecommunication Services	5,976,335

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
25,340	SSE plc, (United Kingdom)	620,680

	Multi-Utilities — 0.2%
20,634	E.ON SE, (Germany)	402,984
15,552	GDF Suez, (France)	425,425
63,499	National Grid plc, (United Kingdom)	872,578

		1,700,987

	Total Utilities	2,321,667

	Total Common Stocks (Cost $238,925,391)	285,532,295

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 16.8%
	International Equity — 4.2%
1,177,700	iShares MSCI Japan ETF	13,343,341
545,700	Vanguard FTSE Europe ETF	32,169,015

	Total International Equity	45,512,356

	U.S. Equity — 12.6%
1,799,100	Financial Select Sector SPDR Fund	40,191,894
341,300	iShares Core S&P Mid Cap ETF	46,915,098
254,700	SPDR S&P 500 ETF Trust	47,639,088

	Total U.S. Equity	134,746,080

	Total Exchange Traded Funds (Cost $170,649,091)	180,258,436

Exchange Traded Note — 1.9%
	Alternative Assets — 1.9%
504,878	iPath Dow Jones-UBS Commodity Index Total Return (Cost $19,300,003)	19,917,437

Investment Companies — 46.1%
	Alternative Assets — 7.5%
3,198,904	John Hancock Funds II-Absolute Return Currency Fund, Class R6 Shares	30,741,468
266,277	Marshall Wace UCITS Fund plc—MW Developed Europe TOPS Fund, (Ireland) (a)	30,155,816
2,001,783	Prudential Absolute Return Bond Fund, Class Z	19,797,638

	Total Alternative Assets	80,694,922

	Fixed Income — 7.5%
3,024,901	JPMorgan Core Bond Fund, Class R6 Shares (b)	35,119,099
4,252,101	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	35,207,396
1,304,495	JPMorgan High Yield Fund, Class R6 Shares (b)	10,540,317

	Total Fixed Income	80,866,812

	International Equity — 19.4%
3,361,447	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	60,774,954
2,594,420	JPMorgan International Value Fund, Class R6 Shares (b)	38,942,248
2,428,216	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	67,310,158
784,228	Matthews Pacific Tiger Fund	20,052,697
586,621	Oppenheimer Developing Markets Fund	21,669,783

	Total International Equity	208,749,840

	Money Market — 3.9%
41,985,251	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	41,985,251

	U.S. Equity — 7.8%
2,940,724	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	83,281,290

	Total Investment Companies (Cost $460,691,530)	495,578,115

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
3,155	Volkswagen AG, (Preference Shares), (Germany)	818,078

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
430,273	Telecom Italia S.p.A., (Italy)	403,770

	Total Preferred Stocks (Cost $1,038,978)	1,221,848

PRINCIPAL AMOUNT($)
Structured Notes — 8.6%
	International Equity — 7.5%
16,600,000	Barclays Bank plc, Global Medium-Term Notes, Series A, Linked to the TOPIX Index, 06/24/14 (a)	17,239,100
20,000,000	BNP Paribas S.A., Return Notes, Linked to the performance of the TOPIX Index, 05/01/14 (a)	19,654,000
16,600,000	BNP Paribas S.A., Return Notes, Linked to the performance of the TOPIX Index, 05/27/14 (a)	17,219,180
13,200,000	Credit Suisse AG, Return Notes, Linked to the performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 02/09/15 (a)	13,371,600
13,500,000	Credit Suisse AG, Return Notes, Linked to the performance of the STOXX Europe 600 Basic Resources Index and the European Union Euro relative to the U.S. Dollar, 05/09/14 (a)	13,432,500

		80,916,380

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — Continued
	Alternative Assets — 1.1%
11,000,000	Societe Generale S.A., Single Commodity Index Return Non-Principal Protected Notes, Series 2013-155, Linked to the Dow Jones Commodity Index-3 month Forward, 06/26/14 (a)	11,551,100

	Total Structured Notes (Cost $90,900,000)	92,467,480

	Total Investments — 100.1% (Cost $981,504,993)	1,074,975,611
	Liabilities in Excess of Other Assets — (0.1)%	(1,346,563)

	NET ASSETS — 100.0%	$1,073,629,048

Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY COUNTRY*
United States	77.4%
France	6.0
United Kingdom	4.2
Ireland	3.1
Japan	1.6
Switzerland	1.2
Germany	1.2
Others (each less than 1.0%)	5.3

*	Percentages indicated are based on total investments as of March 31, 2014.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
SPDR	— Standard & Poor’s Depositary Receipts

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of March 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $112,485,000 and 10.5% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,206,760
Aggregate gross unrealized depreciation	(8,736,142)

Net unrealized appreciation/depreciation	$93,470,618

Federal income tax cost of investments	$981,504,993

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

JPM Access Growth Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2014, net assets of the Fund were $1,073,629,048 of which $31,649,729, or approximately 2.9%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date. Structured notes are priced generally at the bid received from the issuer of such note. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its Fund, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$32,145,442	$16,063,530	$—	(a)	$48,208,972
Consumer Staples	10,180,478	18,513,338	—		28,693,816
Energy	27,705,433	3,391,844	—		31,097,277
Financials	23,798,385	21,663,520	—		45,461,905
Health Care	18,757,890	14,275,214	—		33,033,104
Industrials	31,840,405	12,507,412	—		44,347,817
Information Technology	25,466,491	6,763,950	—		32,230,441
Materials	4,492,578	9,668,383	—		14,160,961
Telecommunication Services	3,269,795	2,706,540	—		5,976,335
Utilities	—	2,321,667	—		2,321,667

Total Common Stocks	177,656,897	107,875,398	—	(a)	285,532,295

Preferred Stocks
Consumer Discretionary	—	818,078	—		818,078
Telecommunication Services	—	403,770	—		403,770

Total Preferred Stocks	—	1,221,848	—		1,221,848

Exchange Traded Funds	180,258,436	—	—		180,258,436
Exchange Traded Note	19,917,437	—	—		19,917,437
Investment Companies	465,422,299	30,155,816	—		495,578,115
Structured Note	—	92,467,480	—		92,467,480

Total Investments in Securities	$843,255,069	$231,720,542	$—	(a)	$1,074,975,611

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.5% (j)
Common Stocks — 13.6%
Consumer Discretionary — 2.7%
	Auto Components — 0.2%
200	Aisin Seiki Co., Ltd., (Japan)	7,219
257	Goodyear Tire & Rubber Co. (The)	6,715
34	Lear Corp.	2,847

		16,781

	Automobiles — 0.1%
122	General Motors Co.	4,199
600	Mitsubishi Motors Corp., (Japan)	6,267
54	Thor Industries, Inc.	3,297

		13,763

	Diversified Consumer Services — 0.1%
124	Apollo Education Group, Inc. (a)	4,245
61	DeVry Education Group, Inc.	2,586

		6,831

	Hotels, Restaurants & Leisure — 0.3%
36	Bally Technologies, Inc. (a)	2,386
60	Brinker International, Inc.	3,147
210	International Game Technology	2,953
160	MGM Resorts International (a)	4,138
75	Six Flags Entertainment Corp.	3,011
354	Wendy’s Co. (The)	3,228
58	Wyndham Worldwide Corp.	4,247
18	Wynn Resorts Ltd.	3,999

		27,109

	Household Durables — 0.2%
38	Harman International Industries, Inc.	4,043
68	Jarden Corp. (a)	4,069
282	PulteGroup, Inc.	5,412
300	Sony Corp., (Japan), ADR	5,736
40	Whirlpool Corp.	5,978

		25,238

	Internet & Catalog Retail — 0.1%
71	Expedia, Inc.	5,148
41	TripAdvisor, Inc. (a)	3,714

		8,862

	Media — 0.2%
293	Cablevision Systems Corp., Class A	4,943
69	DISH Network Corp., Class A (a)	4,292
69	John Wiley & Sons, Inc., Class A	3,977
166	Regal Entertainment Group, Class A	3,101
104	Starz, Series A (a)	3,357
107	Twenty-First Century Fox, Inc., Class A	3,421
43	Viacom, Inc., Class B	3,655

		26,746

	Multiline Retail — 0.1%
88	Dollar General Corp. (a)	4,882
82	Dollar Tree, Inc. (a)	4,279
75	Macy’s, Inc.	4,447

		13,608

	Specialty Retail — 0.8%
20	Advance Auto Parts, Inc.	2,530
38	Bed Bath & Beyond, Inc. (a)	2,614
237	Best Buy Co., Inc.	6,259
81	Foot Locker, Inc.	3,805
106	GameStop Corp., Class A	4,357
103	Gap, Inc. (The)	4,126
72	GNC Holdings, Inc., Class A	3,169
102	Guess?, Inc.	2,815
31	Home Depot, Inc. (The)	2,453
655	Jos. A. Bank Clothiers, Inc. (a)	42,117
81	Lowe’s Cos., Inc.	3,961
35	O’Reilly Automotive, Inc. (a)	5,194

		83,400

	Textiles, Apparel & Luxury Goods — 0.6%
42	Deckers Outdoor Corp. (a)	3,349
66	Hanesbrands, Inc.	5,048
4,050	Jones Group, Inc.	60,628

		69,025

	Total Consumer Discretionary	291,363

Consumer Staples — 1.2%
	Beverages — 0.7%
780	Beam, Inc.	64,974
300	Coca-Cola West Co., Ltd., (Japan)	5,240
89	Dr. Pepper Snapple Group, Inc.	4,847
76	Molson Coors Brewing Co., Class B	4,473

		79,534

	Food & Staples Retailing — 0.1%
151	Kroger Co. (The)	6,591
48	Wal-Mart Stores, Inc.	3,669

		10,260

	Food Products — 0.2%
115	Archer-Daniels-Midland Co.	4,990
50	Bunge Ltd.	3,975
85	Kraft Foods Group, Inc.	4,768
100	Mondelez International, Inc., Class A	3,455
59	Tyson Foods, Inc., Class A	2,597

		19,785

	Personal Products — 0.1%
320	Avon Products, Inc.	4,685
56	Herbalife Ltd.	3,207

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Personal Products — Continued
38	Nu Skin Enterprises, Inc., Class A	3,148

		11,040

	Tobacco — 0.1%
111	Altria Group, Inc.	4,155
48	Lorillard, Inc.	2,596

		6,751

	Total Consumer Staples	127,370

Energy — 0.5%
	Energy Equipment & Services — 0.1%
55	Halliburton Co.	3,239
24	Helmerich & Payne, Inc.	2,581
46	Nabors Industries Ltd., (Bermuda)	1,134
44	National Oilwell Varco, Inc.	3,426
53	Rowan Cos. plc, Class A (a)	1,785
73	Seadrill Ltd., (Bermuda)	2,567
17	Unit Corp. (a)	1,112

		15,844

	Oil, Gas & Consumable Fuels — 0.4%
66	Anadarko Petroleum Corp.	5,594
232	Chesapeake Energy Corp.	5,944
42	ConocoPhillips	2,955
107	Devon Energy Corp.	7,162
36	Exxon Mobil Corp.	3,516
42	Marathon Petroleum Corp.	3,656
112	Newfield Exploration Co. (a)	3,512
46	SM Energy Co.	3,279
84	Valero Energy Corp.	4,460
36	Whiting Petroleum Corp. (a)	2,498

		42,576

	Total Energy	58,420

Financials — 1.9%
	Banks — 0.6%
142	Associated Banc-Corp.	2,565
79	Bank of Hawaii Corp.	4,788
433	Citigroup, Inc.	20,611
122	East West Bancorp, Inc.	4,453
332	Fifth Third Bancorp	7,619
487	Huntington Bancshares, Inc.	4,855
900	Mitsubishi UFJ Financial Group, Inc., (Japan)	4,956
33	PNC Financial Services Group, Inc. (The)	2,871
200	Sumitomo Mitsui Financial Group, Inc., (Japan)	8,573
193	TCF Financial Corp.	3,215
147	Wells Fargo & Co.	7,312

		71,818

	Capital Markets — 0.2%
186	E*TRADE Financial Corp. (a)	4,282
22	Goldman Sachs Group, Inc. (The)	3,605
69	Legg Mason, Inc.	3,384
166	Morgan Stanley	5,174
59	Waddell & Reed Financial, Inc., Class A	4,343

		20,788

	Consumer Finance — 0.1%
71	Discover Financial Services	4,132
288	SLM Corp.	7,050

		11,182

	Diversified Financial Services — 0.1%
215	Bank of America Corp.	3,698
49	Moody’s Corp.	3,887
75	NASDAQ OMX Group, Inc. (The)	2,770

		10,355

	Insurance — 0.6%
85	American International Group, Inc.	4,251
32	Assurant, Inc.	2,079
94	Assured Guaranty Ltd., (Bermuda)	2,380
69	Axis Capital Holdings Ltd., (Bermuda)	3,164
66	Endurance Specialty Holdings Ltd., (Bermuda)	3,553
50	Everest Re Group Ltd., (Bermuda)	7,652
65	Hanover Insurance Group, Inc. (The)	3,994
70	Hartford Financial Services Group, Inc. (The)	2,469
116	Lincoln National Corp.	5,878
25	PartnerRe Ltd., (Bermuda)	2,587
77	Protective Life Corp.	4,049
33	Prudential Financial, Inc.	2,793
60	RenaissanceRe Holdings Ltd., (Bermuda)	5,856
200	Tokio Marine Holdings, Inc., (Japan)	5,998
72	Travelers Cos., Inc. (The)	6,127
84	Validus Holdings Ltd., (Bermuda)	3,168

		65,998

	Thrifts & Mortgage Finance — 0.3%
2,615	Hudson City Bancorp, Inc.	25,706
119	Ocwen Financial Corp. (a)	4,662

		30,368

	Total Financials	210,509

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
Health Care — 2.1%
	Biotechnology — 0.2%
47	Amgen, Inc.	5,797
277	ARIAD Pharmaceuticals, Inc. (a)	2,233
16	Celgene Corp. (a)	2,233
50	Gilead Sciences, Inc. (a)	3,543
35	United Therapeutics Corp. (a)	3,291
27	Vertex Pharmaceuticals, Inc. (a)	1,909

		19,006

	Health Care Equipment & Supplies — 0.3%
400	Boston Scientific Corp. (a)	5,408
37	C.R. Bard, Inc.	5,475
91	CareFusion Corp. (a)	3,660
62	Covidien plc, (Ireland)	4,567
78	Hill-Rom Holdings, Inc.	3,006
99	Medtronic, Inc.	6,093
71	ResMed, Inc.	3,173

		31,382

	Health Care Providers & Services — 0.3%
87	Aetna, Inc.	6,523
39	Cardinal Health, Inc.	2,729
94	DaVita HealthCare Partners, Inc. (a)	6,472
72	HCA Holdings, Inc. (a)	3,780
19	McKesson Corp.	3,355
54	Omnicare, Inc.	3,222
35	WellPoint, Inc.	3,484

		29,565

	Pharmaceuticals — 1.3%
740	Forest Laboratories, Inc. (a)	68,280
1,400	Hi-Tech Pharmacal Co., Inc. (a)	60,662
31	Jazz Pharmaceuticals plc, (Ireland) (a)	4,299
135	Pfizer, Inc.	4,336
34	Salix Pharmaceuticals Ltd. (a)	3,523
300	Shionogi & Co., Ltd., (Japan)	5,546

		146,646

	Total Health Care	226,599

Industrials — 1.6%
	Aerospace & Defense — 0.3%
15	Alliant Techsystems, Inc.	2,132
27	Boeing Co. (The)	3,388
198	Exelis, Inc.	3,764
32	General Dynamics Corp.	3,485
49	Huntington Ingalls Industries, Inc.	5,011
10	L-3 Communications Holdings, Inc.	1,181
19	Lockheed Martin Corp.	3,102
52	Northrop Grumman Corp.	6,416
42	Spirit Aerosystems Holdings, Inc., Class A (a)	1,184

		29,663

	Air Freight & Logistics — 0.0% (g)
18	FedEx Corp.	2,386
26	United Parcel Service, Inc., Class B	2,532

		4,918

	Airlines — 0.2%
24	Copa Holdings S.A., (Panama), Class A	3,485
200	Japan Airlines Co., Ltd., (Japan)	9,843
103	Southwest Airlines Co.	2,432
137	United Continental Holdings, Inc. (a)	6,114

		21,874

	Building Products — 0.1%
304	Masco Corp.	6,752

	Commercial Services & Supplies — 0.1%
79	KAR Auction Services, Inc.	2,398
147	Pitney Bowes, Inc.	3,820
164	R.R. Donnelley & Sons Co.	2,936

		9,154

	Construction & Engineering — 0.1%
175	AECOM Technology Corp. (a)	5,630
38	Fluor Corp.	2,954
174	KBR, Inc.	4,642

		13,226

	Electrical Equipment — 0.1%
59	Eaton Corp. plc, (Ireland)	4,432
29	Rockwell Automation, Inc.	3,612

		8,044

	Industrial Conglomerates — 0.1%
20	3M Co.	2,713
250	General Electric Co.	6,473

		9,186

	Machinery — 0.4%
122	AGCO Corp.	6,730
25	Caterpillar, Inc.	2,484
45	Flowserve Corp.	3,525
43	IDEX Corp.	3,134
77	Illinois Tool Works, Inc.	6,263
70	ITT Corp.	2,993
92	Manitowoc Co., Inc. (The)	2,893
43	Oshkosh Corp.	2,532
41	Trinity Industries, Inc.	2,955

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Machinery — Continued
37	Valmont Industries, Inc.	5,507

		39,016

	Marine — 0.0% (g)
30	Kirby Corp. (a)	3,037

	Professional Services — 0.0% (g)
74	Manpowergroup, Inc.	5,833

	Road & Rail — 0.1%
66	Avis Budget Group, Inc. (a)	3,214
69	Con-way, Inc.	2,834
123	Hertz Global Holdings, Inc. (a)	3,277
36	Norfolk Southern Corp.	3,498

		12,823

	Trading Companies & Distributors — 0.1%
1,000	Marubeni Corp., (Japan)	6,713
56	United Rentals, Inc. (a)	5,317
36	WESCO International, Inc. (a)	2,996

		15,026

	Total Industrials	178,552

Information Technology — 2.0%
	Communications Equipment — 0.1%
25	F5 Networks, Inc. (a)	2,666
153	Juniper Networks, Inc. (a)	3,941
27	Motorola Solutions, Inc.	1,736
262	Polycom, Inc. (a)	3,594
57	QUALCOMM, Inc.	4,495

		16,432

	Electronic Equipment, Instruments & Components — 0.2%
72	Arrow Electronics, Inc. (a)	4,274
500	FUJIFILM Holdings Corp., (Japan)	13,421
86	Ingram Micro, Inc., Class A (a)	2,542
95	TE Connectivity Ltd., (Switzerland)	5,720

		25,957

	Internet Software & Services — 0.1%
78	Facebook, Inc., Class A (a)	4,699
3	Google, Inc., Class A (a)	3,344
29	IAC/InterActiveCorp	2,070

		10,113

	IT Services — 0.4%
62	Accenture plc, (Ireland), Class A	4,943
94	Amdocs Ltd.	4,367
250	Booz Allen Hamilton Holding Corp.	5,500
82	Broadridge Financial Solutions, Inc.	3,046
94	Computer Sciences Corp.	5,717
36	DST Systems, Inc.	3,412
62	Gartner, Inc. (a)	4,305
115	Leidos Holdings, Inc.	4,068
130	NeuStar, Inc., Class A (a)	4,226
317	Xerox Corp.	3,582

		43,166

	Semiconductors & Semiconductor Equipment — 0.8%
78	Broadcom Corp., Class A	2,455
211	Freescale Semiconductor Ltd. (a)	5,151
253	Integrated Device Technology, Inc. (a)	3,094
3	Intel Corp.	77
95	KLA-Tencor Corp.	6,568
5,000	LSI Corp.	55,350
224	NVIDIA Corp.	4,012
58	OmniVision Technologies, Inc. (a)	1,027
414	ON Semiconductor Corp. (a)	3,892
65	Skyworks Solutions, Inc. (a)	2,439

		84,065

	Software — 0.3%
188	CA, Inc.	5,822
208	Electronic Arts, Inc. (a)	6,034
167	Microsoft Corp.	6,845
115	Oracle Corp.	4,705
43	Rovi Corp. (a)	980
232	Symantec Corp.	4,633
42	VMware, Inc., Class A (a)	4,537

		33,556

	Technology Hardware, Storage & Peripherals — 0.1%
72	Lexmark International, Inc., Class A	3,333
100	NetApp, Inc.	3,690

		7,023

	Total Information Technology	220,312

Materials — 0.8%
	Chemicals — 0.4%
90	Cabot Corp.	5,315
77	Celanese Corp., Series A	4,274
63	Cytec Industries, Inc.	6,150
83	Dow Chemical Co. (The)	4,033
59	International Flavors & Fragrances, Inc.	5,645
12	LyondellBasell Industries N.V., Class A	1,067
41	Rockwood Holdings, Inc.	3,050
35	Scotts Miracle-Gro Co. (The), Class A	2,145
2,000	Sumitomo Chemical Co., Ltd., (Japan)	7,374
53	W.R. Grace & Co. (a)	5,256

		44,309

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Containers & Packaging — 0.2%
109	Avery Dennison Corp.	5,523
64	Crown Holdings, Inc. (a)	2,863
121	Owens-Illinois, Inc. (a)	4,094
32	Packaging Corp. of America	2,252
23	Rock-Tenn Co., Class A	2,428
148	Sealed Air Corp.	4,865

		22,025

	Metals & Mining — 0.1%
55	Compass Minerals International, Inc.	4,538
36	Reliance Steel & Aluminum Co.	2,544
305	Steel Dynamics, Inc.	5,426

		12,508

	Paper & Forest Products — 0.1%
20	Domtar Corp., (Canada)	2,244

	Total Materials	81,086

Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
1,170	Frontier Communications Corp.	6,669
100	Nippon Telegraph & Telephone Corp., (Japan)	5,434
128	Verizon Communications, Inc.	6,089

		18,192

	Wireless Telecommunication Services — 0.0% (g)
95	T-Mobile US, Inc. (a)	3,138

	Total Telecommunication Services	21,330

Utilities — 0.6%
	Electric Utilities — 0.2%
51	Entergy Corp.	3,409
91	Exelon Corp.	3,054
162	FirstEnergy Corp.	5,513
118	Great Plains Energy, Inc.	3,191
128	Hawaiian Electric Industries, Inc.	3,254
200	Hokuriku Electric Power Co., (Japan)	2,593
68	ITC Holdings Corp.	2,540

		23,554

	Gas Utilities — 0.2%
56	Atmos Energy Corp.	2,639
59	National Fuel Gas Co.	4,133
182	Questar Corp.	4,328
92	UGI Corp.	4,196

		15,296

	Independent Power and Renewable Electricity Producers — 0.1%
543	AES Corp.	7,754

	Multi-Utilities — 0.1%
216	CMS Energy Corp.	6,324
83	Integrys Energy Group, Inc.	4,951
64	PG&E Corp.	2,765

		14,040

	Total Utilities	60,644

	Total Common Stocks (Cost $1,403,557)	1,476,185

PRINCIPAL AMOUNT($)
Corporate Bonds — 3.1%
Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.0% (g)
2,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	2,105
2,000	CCM Merger, Inc., 9.125%, 05/01/19 (e)	2,130

		4,235

	Internet & Catalog Retail — 0.5%
50,000	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	53,688

	Total Consumer Discretionary	57,923

Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
8,000	New Albertsons, Inc., 7.450%, 08/01/29	6,440

Financials — 0.8%
	Diversified Financial Services — 0.8%
50,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	41,500
50,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	45,750
2,000	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	2,110

	Total Financials	89,360

Health Care — 0.1%
	Health Care Providers & Services — 0.1%
10,000	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	9,250

Industrials — 0.7%
	Commercial Services & Supplies — 0.2%
25,000	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	24,375

	Marine — 0.5%
50,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	54,688

	Total Industrials	79,063

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Corporate Bonds — Continued
Information Technology — 0.5%
	Communications Equipment — 0.5%
50,000	Avaya, Inc., 7.000%, 04/01/19 (e)	49,625
Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
2,000	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	2,045

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
15,000	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	14,962

	Wireless Telecommunication Services — 0.3%
10,000	NII Capital Corp., 7.625%, 04/01/21	2,800
40,000	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	27,100

		29,900

	Total Telecommunication Services	44,862

	Total Corporate Bonds (Cost $358,657)	338,568

SHARES
Exchange Traded Fund — 0.2%
	Alternative Assets — 0.2%
538	ProShares Ultra Gold (a) (Cost $28,380)	24,931

Investment Companies — 62.0% (b)
	Alternative Assets — 18.9%
7,260	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	101,863
105,282	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	1,052,818
58,601	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	896,600

	Total Alternative Assets	2,051,281

	Fixed Income — 21.7%
33,315	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	314,493
75,208	JPMorgan Floating Rate Income Fund, Select Class Shares	760,352
20,458	JPMorgan Inflation Managed Bond Fund, Select Class Shares	213,788
89,353	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	1,065,984

	Total Fixed Income	2,354,617

	International Equity — 6.4%
8,343	JPMorgan Emerging Economies Fund, Select Class Shares	107,118
4,777	JPMorgan Emerging Markets Equity Fund, Select Class Shares	110,162
24,649	JPMorgan International Equity Fund, Select Class Shares	398,322
2,894	JPMorgan Intrepid European Fund, Select Class Shares	79,392

	Total International Equity	694,994

	U.S. Equity — 15.0%
47,686	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	813,520
29,056	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	819,954

	Total U.S. Equity	1,633,474

	Total Investment Companies (Cost $6,581,869)	6,734,366

PRINCIPAL AMOUNT($)
Loan Assignments — 1.8%
Consumer Discretionary — 1.4%
	Hotels, Restaurants & Leisure — 0.0% (g)
2,874	Caesar’s Entertainment Operating Co., Inc., Term Loan B-6, VAR, 5.489%, 01/28/18	2,707

	Media — 1.0%
50,000	Clear Channel Communications, Inc., Term Loan, VAR, 6.903%, 01/30/19	48,932
12,980	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	8,202
50,000	Visant Corp., 1st Lien Term Loans, VAR, 5.250%, 12/22/16	49,552

		106,686

	Specialty Retail — 0.4%
50,000	Gymboree Corp. (The), New 1st Lien Term Loan, VAR, 5.000%, 02/23/18	44,882

	Total Consumer Discretionary	154,275

Health Care — 0.4%
	Health Care Providers & Services — 0.4%
40,000	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	39,960

	Total Loan Assignments (Cost $196,928)	194,235

SHARES
Master Limited Partnerships — 2.0%
75	Access Midstream Partners LP	4,316
24	Alliance Resource Partners LP	2,019

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Master Limited Partnerships — Continued
43	AmeriGas Partners LP	1,817
74	Atlas Pipeline Partners LP	2,376
116	Boardwalk Pipeline Partners LP	1,556
104	BreitBurn Energy Partners LP	2,077
99	Buckeye Partners LP	7,430
55	Calumet Specialty Products Partners LP	1,421
84	Crestwood Midstream Partners LP	1,893
61	DCP Midstream Partners LP	3,056
137	El Paso Pipeline Partners LP	4,163
202	Enbridge Energy Partners LP	5,537
271	Energy Transfer Partners LP	14,577
24	EnLink Midstream Partners LP	730
539	Enterprise Products Partners LP	37,385
7	EQT Midstream Partners LP	492
38	EV Energy Partners LP	1,273
45	Ferrellgas Partners LP	1,039
64	Genesis Energy LP	3,469
16	Holly Energy Partners LP	531
271	Kinder Morgan Energy Partners LP	20,040
46	Legacy Reserves LP	1,143
209	Linn Energy LLC LP	5,919
219	Magellan Midstream Partners LP	15,273
130	MarkWest Energy Partners LP	8,492
7	Martin Midstream Partners LP	301
25	Memorial Production Partners LP	563
73	Natural Resource Partners LP	1,162
21	Navios Maritime Partners LP, (Greece)	409
8	NGL Energy Partners LP	300
62	NuStar Energy LP	3,407
138	ONEOK Partners LP	7,390
310	Plains All American Pipeline LP	17,087
234	Regency Energy Partners LP	6,369
41	Spectra Energy Partners LP	2,007
55	Suburban Propane Partners LP	2,285
77	Sunoco Logistics Partners LP	6,998
84	Targa Resources Partners LP	4,726
43	TC PipeLines LP	2,061
39	Teekay LNG Partners LP, (Bermuda)	1,612
52	Teekay Offshore Partners LP, (Bermuda)	1,701
23	Tesoro Logistics LP	1,385
74	Vanguard Natural Resources LLC LP	2,203
56	Western Gas Partners LP	3,707
124	Williams Partners LP	6,317

	Total Master Limited Partnerships (Cost $167,706)	220,014

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 3.7%
	U.S. Treasury Inflation Indexed Notes,
184,500	0.125%, 04/15/16	200,807
25,000	2.000%, 07/15/14 (k)	31,530
175,000	U.S. Treasury Note, 1.250%, 02/29/20	167,221

	Total U.S. Treasury Obligations (Cost $400,706)	399,558

SHARES
Short-Term Investment — 12.1%
	Investment Company — 12.1%
1,314,876	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,314,876)	1,314,876

	Total Investments — 98.5% (Cost $10,452,679)	10,702,733
	Other Assets in Excess of Liabilities — 1.5%	167,669

	NET ASSETS — 100.0%	$10,870,402

Short Positions — 9.8%
Common Stocks — 9.8%
Consumer Discretionary — 1.7%
	Auto Components — 0.1%
49	Allison Transmission Holdings, Inc.	1,467
56	BorgWarner, Inc.	3,442
116	Gentex Corp.	3,658
25	Johnson Controls, Inc.	1,183
21	Visteon Corp. (a)	1,857

		11,607

	Automobiles — 0.0% (g)
63	Ford Motor Co.	983

	Distributors — 0.0% (g)
147	LKQ Corp. (a)	3,873

	Diversified Consumer Services — 0.1%
134	H&R Block, Inc.	4,046
108	Service Corp. International	2,147

		6,193

	Hotels, Restaurants & Leisure — 0.3%
197	Burger King Worldwide, Inc.	5,230
126	Carnival Corp.	4,771
8	Chipotle Mexican Grill, Inc. (a)	4,545
17	Dunkin’ Brands Group, Inc.	853
26	Hyatt Hotels Corp., Class A (a)	1,399

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Hotels, Restaurants & Leisure — Continued
68	Marriott International, Inc., Class A	3,810
63	Norwegian Cruise Line Holdings Ltd. (a)	2,033
84	SeaWorld Entertainment, Inc.	2,539
22	Starbucks Corp.	1,614
27	Starwood Hotels & Resorts Worldwide, Inc.	2,149

		28,943

	Household Durables — 0.1%
79	D.R. Horton, Inc.	1,710
32	Lennar Corp., Class A	1,268
33	Mohawk Industries, Inc. (a)	4,487
76	Standard Pacific Corp. (a)	632
19	Tempur Sealy International, Inc. (a)	963
140	Toll Brothers, Inc. (a)	5,026

		14,086

	Internet & Catalog Retail — 0.0% (g)
283	Groupon, Inc. (a)	2,219
32	HomeAway, Inc. (a)	1,205

		3,424

	Leisure Products — 0.1%
37	Hasbro, Inc.	2,058
100	Mattel, Inc.	4,011

		6,069

	Media — 0.3%
48	AMC Networks, Inc., Class A (a)	3,508
32	Charter Communications, Inc., Class A (a)	3,942
62	Cinemark Holdings, Inc.	1,799
64	Comcast Corp., Class A	3,201
43	Discovery Communications, Inc., Class A (a)	3,556
59	Lamar Advertising Co., Class A (a)	3,008
58	Liberty Global plc, (United Kingdom), Class A (a)	2,413
24	Liberty Media Corp., Series A (a)	3,138
40	Madison Square Garden Co. (The), Class A (a)	2,271
43	Meredith Corp.	1,997
232	News Corp., Class A (a)	3,995
89	Thomson Reuters Corp.	3,044
15	Time Warner, Inc.	980

		36,852

	Multiline Retail — 0.1%
36	Big Lots, Inc. (a)	1,363
26	Nordstrom, Inc.	1,624
40	Target Corp.	2,420

		5,407

	Specialty Retail — 0.4%
44	Aaron’s, Inc.	1,331
71	Abercrombie & Fitch Co., Class A	2,733
173	American Eagle Outfitters, Inc.	2,117
113	Ascena Retail Group, Inc. (a)	1,953
53	Cabela’s, Inc. (a)	3,472
98	CarMax, Inc. (a)	4,586
122	Chico’s FAS, Inc.	1,956
71	Dick’s Sporting Goods, Inc.	3,877
84	Sally Beauty Holdings, Inc. (a)	2,302
50	Signet Jewelers Ltd., (Bermuda)	5,293
357	Staples, Inc.	4,048
21	Tiffany & Co.	1,809
29	Tractor Supply Co.	2,048
39	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,802
65	Urban Outfitters, Inc. (a)	2,371
43	Williams-Sonoma, Inc.	2,866

		46,564

	Textiles, Apparel & Luxury Goods — 0.2%
24	Carter’s, Inc.	1,863
20	Coach, Inc.	993
34	PVH Corp.	4,242
20	Ralph Lauren Corp.	3,219
42	Under Armour, Inc., Class A (a)	4,815

		15,132

	Total Consumer Discretionary	179,133

Consumer Staples — 0.5%
	Beverages — 0.1%
54	Brown-Forman Corp., Class B	4,843
88	Coca-Cola Co. (The)	3,402
27	Monster Beverage Corp. (a)	1,875

		10,120

	Food & Staples Retailing — 0.1%
31	CVS Caremark Corp.	2,321
52	Fresh Market, Inc. (The) (a)	1,747
52	Whole Foods Market, Inc.	2,637

		6,705

	Food Products — 0.2%
173	Flowers Foods, Inc.	3,711
11	Hershey Co. (The)	1,148
42	Hormel Foods Corp.	2,069
48	Ingredion, Inc.	3,268
29	JM Smucker Co. (The)	2,820
47	McCormick & Co., Inc. (Non-Voting)	3,372
26	Mead Johnson Nutrition Co.	2,162

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Food Products — Continued
82	WhiteWave Foods Co., Class A (a)	2,340

		20,890

	Household Products — 0.1%
58	Church & Dwight Co., Inc.	4,006
8	Clorox Co. (The)	704
49	Procter & Gamble Co. (The)	3,950

		8,660

	Personal Products — 0.0% (g)
134	Coty, Inc., Class A	2,007
38	Estee Lauder Cos., Inc. (The), Class A	2,542

		4,549

	Tobacco — 0.0% (g)
46	Philip Morris International, Inc.	3,766
44	Reynolds American, Inc.	2,350

		6,116

	Total Consumer Staples	57,040

Energy — 0.8%
	Energy Equipment & Services — 0.2%
35	Cameron International Corp. (a)	2,162
54	Dresser-Rand Group, Inc. (a)	3,154
6	Dril-Quip, Inc. (a)	673
13	FMC Technologies, Inc. (a)	680
109	Frank’s International N.V., (Netherlands)	2,701
325	McDermott International, Inc. (a)	2,542
77	Patterson-UTI Energy, Inc.	2,439
94	RPC, Inc.	1,919
35	Superior Energy Services, Inc.	1,077
44	Tidewater, Inc.	2,139

		19,486

	Oil, Gas & Consumable Fuels — 0.6%
97	Cheniere Energy, Inc. (a)	5,369
9	Chevron Corp.	1,070
17	Cimarex Energy Co.	2,025
182	Cobalt International Energy, Inc. (a)	3,334
126	CONSOL Energy, Inc.	5,034
37	Denbury Resources, Inc.	607
65	Golar LNG Ltd., (Bermuda)	2,710
27	Gulfport Energy Corp. (a)	1,922
28	Hess Corp.	2,321
16	HollyFrontier Corp.	761
141	Kinder Morgan, Inc.	4,581
30	Marathon Oil Corp.	1,066
55	Murphy Oil Corp.	3,457
34	Noble Energy, Inc.	2,415
36	Oasis Petroleum, Inc. (a)	1,502
196	Peabody Energy Corp.	3,203
11	Pioneer Natural Resources Co.	2,058
123	QEP Resources, Inc.	3,621
46	Range Resources Corp.	3,817
86	Spectra Energy Corp.	3,177
63	Teekay Corp., (Bermuda)	3,543
19	Tesoro Corp.	961
126	Williams Cos., Inc. (The)	5,113
176	WPX Energy, Inc. (a)	3,173

		66,840

	Total Energy	86,326

Financials — 1.5%
	Banks — 0.6%
87	BankUnited, Inc.	3,025
88	BB&T Corp.	3,535
87	CIT Group, Inc.	4,265
24	City National Corp.	1,889
44	Comerica, Inc.	2,279
43	Commerce Bancshares, Inc.	1,996
33	Cullen/Frost Bankers, Inc.	2,559
160	First Horizon National Corp.	1,974
143	KeyCorp	2,036
253	M&T Bank Corp.	30,689
407	Regions Financial Corp.	4,522
15	Signature Bank (a)	1,884
391	Synovus Financial Corp.	1,326
132	Valley National Bancorp	1,374
132	Zions Bancorporation	4,089

		67,442

	Capital Markets — 0.2%
11	Affiliated Managers Group, Inc. (a)	2,201
8	BlackRock, Inc.	2,516
164	Charles Schwab Corp. (The)	4,482
47	Eaton Vance Corp.	1,793
48	Federated Investors, Inc., Class B	1,466
52	Raymond James Financial, Inc.	2,908
108	SEI Investments Co.	3,630
26	T. Rowe Price Group, Inc.	2,141

		21,137

	Consumer Finance — 0.0% (g)
13	Capital One Financial Corp.	1,003

	Diversified Financial Services — 0.2%
66	CME Group, Inc.	4,885
141	ING US, Inc.	5,114
122	Interactive Brokers Group, Inc., Class A	2,644

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Diversified Financial Services — Continued
23	IntercontinentalExchange Group, Inc.	4,550
10	McGraw Hill Financial, Inc.	763

		17,956

	Insurance — 0.4%
5	Alleghany Corp. (a)	2,037
32	American Financial Group, Inc.	1,847
34	Arch Capital Group Ltd., (Bermuda) (a)	1,956
101	Arthur J. Gallagher & Co.	4,806
104	Brown & Brown, Inc.	3,199
63	Cincinnati Financial Corp.	3,066
110	Fidelity National Financial, Inc., Class A	3,458
116	Genworth Financial, Inc., Class A (a)	2,057
56	HCC Insurance Holdings, Inc.	2,547
8	Markel Corp. (a)	4,769
40	Marsh & McLennan Cos., Inc.	1,972
113	Old Republic International Corp.	1,853
62	ProAssurance Corp.	2,761
113	Progressive Corp. (The)	2,737
24	Reinsurance Group of America, Inc.	1,911
25	Torchmark Corp.	1,968
58	Unum Group	2,048
57	W.R. Berkley Corp.	2,372

		47,364

	Thrifts & Mortgage Finance — 0.1%
246	New York Community Bancorp, Inc.	3,953
208	People’s United Financial, Inc.	3,093

		7,046

	Total Financials	161,948

Health Care — 1.4%
	Biotechnology — 0.1%
6	Biogen Idec, Inc. (a)	1,835
49	Cubist Pharmaceuticals, Inc. (a)	3,584
8	Pharmacyclics, Inc. (a)	802
7	Regeneron Pharmaceuticals, Inc. (a)	2,102
44	Seattle Genetics, Inc. (a)	2,005

		10,328

	Health Care Equipment & Supplies — 0.3%
98	Abbott Laboratories	3,774
30	Cooper Cos., Inc. (The)	4,121
70	DENTSPLY International, Inc.	3,223
37	Edwards Lifesciences Corp. (a)	2,744
95	Hologic, Inc. (a)	2,042
22	IDEXX Laboratories, Inc. (a)	2,671
6	Intuitive Surgical, Inc. (a)	2,628
34	Sirona Dental Systems, Inc. (a)	2,539
37	Teleflex, Inc.	3,968
27	Varian Medical Systems, Inc. (a)	2,268

		29,978

	Health Care Providers & Services — 0.3%
37	Air Methods Corp. (a)	1,977
49	AmerisourceBergen Corp.	3,214
47	Brookdale Senior Living, Inc. (a)	1,575
59	Cigna Corp.	4,940
27	Community Health Systems, Inc. (a)	1,057
149	Envision Healthcare Holdings, Inc. (a)	5,041
28	Health Net, Inc. (a)	952
8	Laboratory Corp. of America Holdings (a)	786
55	Patterson Cos., Inc.	2,297
18	Quest Diagnostics, Inc.	1,042
81	Tenet Healthcare Corp. (a)	3,468
13	UnitedHealth Group, Inc.	1,066

		27,415

	Health Care Technology — 0.0% (g)
166	Allscripts Healthcare Solutions, Inc. (a)	2,993
38	Cerner Corp. (a)	2,137

		5,130

	Life Sciences Tools & Services — 0.1%
68	Agilent Technologies, Inc.	3,802
71	Bruker Corp. (a)	1,618
12	Illumina, Inc. (a)	1,784
16	Mettler-Toledo International, Inc. (a)	3,771
44	PerkinElmer, Inc.	1,983
113	QIAGEN N.V., (Netherlands) (a)	2,383
19	Quintiles Transnational Holdings, Inc. (a)	965

		16,306

	Pharmaceuticals — 0.6%
243	Actavis plc, (Ireland) (a)	50,021
19	Allergan, Inc.	2,358
41	Bristol-Myers Squibb Co.	2,130
77	Eli Lilly & Co.	4,532
35	Endo International plc, (Ireland) (a)	2,403
81	Hospira, Inc. (a)	3,503
18	Merck & Co., Inc.	1,022

		65,969

	Total Health Care	155,126

Industrials — 1.3%
	Aerospace & Defense — 0.1%
26	B/E Aerospace, Inc. (a)	2,257
46	Hexcel Corp. (a)	2,003
9	Precision Castparts Corp.	2,275

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Aerospace & Defense — Continued
33	Rockwell Collins, Inc.	2,629
11	TransDigm Group, Inc.	2,037
45	Triumph Group, Inc.	2,906

		14,107

	Air Freight & Logistics — 0.0% (g)
56	C.H. Robinson Worldwide, Inc.	2,934

	Airlines — 0.0% (g)
29	Alaska Air Group, Inc.	2,706

	Building Products — 0.0% (g)
25	A.O. Smith Corp.	1,151
38	Armstrong World Industries, Inc. (a)	2,023
37	Fortune Brands Home & Security, Inc.	1,557

		4,731

	Commercial Services & Supplies — 0.2%
84	ADT Corp. (The)	2,516
102	Copart, Inc. (a)	3,712
110	Covanta Holding Corp.	1,985
126	Iron Mountain, Inc.	3,474
18	Stericycle, Inc. (a)	2,045
45	Waste Management, Inc.	1,893

		15,625

	Construction & Engineering — 0.1%
42	Chicago Bridge & Iron Co. N.V., (Netherlands)	3,660
64	Jacobs Engineering Group, Inc. (a)	4,064
91	Quanta Services, Inc. (a)	3,358
43	URS Corp.	2,024

		13,106

	Electrical Equipment — 0.1%
64	AMETEK, Inc.	3,295
16	Hubbell, Inc., Class B	1,918
35	Roper Industries, Inc.	4,673

		9,886

	Industrial Conglomerates — 0.0% (g)
23	Carlisle Cos., Inc.	1,825
39	Danaher Corp.	2,925

		4,750

	Machinery — 0.4%
29	Colfax Corp. (a)	2,069
35	Crane Co.	2,490
79	Donaldson Co., Inc.	3,350
84	Harsco Corp.	1,968
17	Ingersoll-Rand plc, (Ireland)	973
66	Joy Global, Inc.	3,828
38	Kennametal, Inc.	1,683
25	Lincoln Electric Holdings, Inc.	1,800
80	Navistar International Corp. (a)	2,710
48	Nordson Corp.	3,384
29	Stanley Black & Decker, Inc.	2,356
48	Timken Co. (The)	2,821
72	Wabtec Corp.	5,580
82	Xylem, Inc.	2,986

		37,998

	Professional Services — 0.1%
28	Equifax, Inc.	1,905
16	IHS, Inc., Class A (a)	1,944
84	Nielsen Holdings N.V.	3,749
17	Towers Watson & Co., Class A	1,939
34	Verisk Analytics, Inc., Class A (a)	2,038

		11,575

	Road & Rail — 0.1%
25	J.B. Hunt Transport Services, Inc.	1,798
25	Kansas City Southern	2,552
46	Ryder System, Inc.	3,676

		8,026

	Trading Companies & Distributors — 0.2%
95	Air Lease Corp.	3,543
98	Fastenal Co.	4,833
21	GATX Corp.	1,425
77	HD Supply Holdings, Inc. (a)	2,014
45	MSC Industrial Direct Co., Inc., Class A	3,893

		15,708

	Total Industrials	141,152

Information Technology — 1.4%
	Communications Equipment — 0.1%
27	EchoStar Corp., Class A (a)	1,284
143	JDS Uniphase Corp. (a)	2,002
64	Palo Alto Networks, Inc. (a)	4,391

		7,677

	Electronic Equipment, Instruments & Components — 0.2%
36	Amphenol Corp., Class A	3,300
14	Anixter International, Inc.	1,421
194	Corning, Inc.	4,039
30	Dolby Laboratories, Inc., Class A (a)	1,335
14	FEI Co.	1,442
53	FLIR Systems, Inc.	1,908
117	National Instruments Corp.	3,357
24	Tech Data Corp. (a)	1,463

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
19	Zebra Technologies Corp., Class A (a)	1,319

		19,584

	Internet Software & Services — 0.2%
23	AOL, Inc. (a)	1,007
15	Equinix, Inc. (a)	2,772
22	LinkedIn Corp., Class A (a)	4,069
58	Pandora Media, Inc. (a)	1,758
98	Rackspace Hosting, Inc. (a)	3,216
90	VeriSign, Inc. (a)	4,852
74	Yahoo!, Inc. (a)	2,657

		20,331

	IT Services — 0.1%
31	Automatic Data Processing, Inc.	2,395
18	Fidelity National Information Services, Inc.	962
35	Fiserv, Inc. (a)	1,984
79	Genpact Ltd., (Bermuda) (a)	1,376
5	International Business Machines Corp.	963
39	Science Applications International Corp.	1,458
21	Teradata Corp. (a)	1,033
40	VeriFone Systems, Inc. (a)	1,353
8	Visa, Inc., Class A	1,727

		13,251

	Semiconductors & Semiconductor Equipment — 0.3%
502	Advanced Micro Devices, Inc. (a)	2,013
122	Altera Corp.	4,421
15	Analog Devices, Inc.	797
102	Avago Technologies Ltd., (Singapore)	6,570
83	Cree, Inc. (a)	4,694
46	Lam Research Corp. (a)	2,530
30	Maxim Integrated Products, Inc.	994
46	Microchip Technology, Inc.	2,197
325	PMC-Sierra, Inc. (a)	2,473
64	Silicon Laboratories, Inc. (a)	3,344
17	Texas Instruments, Inc.	802

		30,835

	Software — 0.4%
70	Adobe Systems, Inc. (a)	4,602
69	Autodesk, Inc. (a)	3,394
33	Citrix Systems, Inc. (a)	1,895
33	FactSet Research Systems, Inc.	3,558
127	Fortinet, Inc. (a)	2,798
45	NetSuite, Inc. (a)	4,267
189	Nuance Communications, Inc. (a)	3,245
33	Red Hat, Inc. (a)	1,748
78	Salesforce.com, Inc. (a)	4,453
65	ServiceNow, Inc. (a)	3,895
67	SolarWinds, Inc. (a)	2,856
32	Solera Holdings, Inc.	2,027
18	Splunk, Inc. (a)	1,287
12	Tableau Software, Inc., Class A (a)	913
45	TIBCO Software, Inc. (a)	914
23	Workday, Inc., Class A (a)	2,103
626	Zynga, Inc., Class A (a)	2,692

		46,647

	Technology Hardware, Storage & Peripherals — 0.1%
2	Apple, Inc.	1,073
56	NCR Corp. (a)	2,047
17	Stratasys Ltd. (a)	1,803
35	Western Digital Corp.	3,214

		8,137

	Total Information Technology	146,462

Materials — 0.7%
	Chemicals — 0.4%
45	Air Products & Chemicals, Inc.	5,357
24	Airgas, Inc.	2,556
29	Albemarle Corp.	1,926
48	Ashland, Inc.	4,775
36	E.I. du Pont de Nemours & Co.	2,416
50	Ecolab, Inc.	5,400
65	FMC Corp.	4,976
23	Minerals Technologies, Inc.	1,485
45	Monsanto Co.	5,120
86	Mosaic Co. (The)	4,300
18	Praxair, Inc.	2,357
42	RPM International, Inc.	1,757
22	Sigma-Aldrich Corp.	2,054
13	Valspar Corp. (The)	938
30	Westlake Chemical Corp.	1,985

		47,402

	Construction Materials — 0.1%
35	Martin Marietta Materials, Inc.	4,492
38	Vulcan Materials Co.	2,525

		7,017

	Containers & Packaging — 0.1%
55	AptarGroup, Inc.	3,635
83	Bemis Co., Inc.	3,257
36	Greif, Inc., Class A	1,890
120	MeadWestvaco Corp.	4,517

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Containers & Packaging — Continued
29	Silgan Holdings, Inc.	1,436

		14,735

	Metals & Mining — 0.1%
30	Allegheny Technologies, Inc.	1,130
35	Carpenter Technology Corp.	2,311
23	Nucor Corp.	1,163
104	Southern Copper Corp.	3,028

		7,632

	Total Materials	76,786

Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.0% (g)
72	CenturyLink, Inc.	2,365
63	tw telecom, inc. (a)	1,969

		4,334

	Wireless Telecommunication Services — 0.1%
587	Sprint Corp. (a)	5,394
94	Telephone & Data Systems, Inc.	2,464

		7,858

	Total Telecommunication Services	12,192

Utilities — 0.4%
	Electric Utilities — 0.2%
44	Edison International	2,491
25	NextEra Energy, Inc.	2,390
47	Northeast Utilities	2,139
123	OGE Energy Corp.	4,521
50	Pepco Holdings, Inc.	1,024
151	PPL Corp.	5,004
53	Southern Co. (The)	2,329

		19,898

	Independent Power and Renewable Electricity Producers — 0.1%
194	Calpine Corp. (a)	4,056
92	NRG Energy, Inc.	2,926

		6,982

	Multi-Utilities — 0.1%
112	CenterPoint Energy, Inc.	2,653
19	Consolidated Edison, Inc.	1,020
33	Dominion Resources, Inc.	2,343
34	Sempra Energy	3,290
82	TECO Energy, Inc.	1,406
70	Vectren Corp.	2,757
45	Wisconsin Energy Corp.	2,095

		15,564

	Water Utilities — 0.0% (g)
120	Aqua America, Inc.	3,008

	Total Utilities	45,452

	Total Securities Sold Short (Proceeds $1,011,341)	$1,061,617

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	06/20/14	$186,460	$386

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or Security Capital Research Management, Incorporated.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $89,000 and 0.8% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Aggregate gross unrealized appreciation	$348,251
Aggregate gross unrealized depreciation	(98,197)

Net unrealized appreciation/depreciation	$250,054

Federal income tax cost of investments	$10,452,679

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$277,877	$13,486	$—	$291,363
Consumer Staples	122,130	5,240	—	127,370
Energy	58,420	—	—	58,420
Financials	190,982	19,527	—	210,509
Health Care	221,053	5,546	—	226,599
Industrials	161,996	16,556	—	178,552
Information Technology	206,891	13,421	—	220,312
Materials	73,712	7,374	—	81,086
Telecommunication Services	15,896	5,434	—	21,330
Utilities	58,051	2,593	—	60,644

Total Common Stocks	1,387,008	89,177	—	1,476,185

Debt Securities
Corporate Bonds
Consumer Discretionary	—	57,923	—	57,923
Consumer Staples	—	6,440	—	6,440
Financials	—	89,360	—	89,360
Health Care	—	9,250	—	9,250
Industrials	—	79,063	—	79,063
Information Technology	—	49,625	—	49,625
Materials	—	2,045	—	2,045
Telecommunication Services	—	44,862	—	44,862

Total Corporate Bonds	—	338,568	—	338,568

Exchange Traded Funds	24,931	—	—	24,931
Investment Companies	6,734,366	—	—	6,734,366
Loan Assignments
Consumer Discretionary	—	154,275	—	154,275
Health Care	—	39,960	—	39,960

Total Loan Assignments	—	194,235	—	194,235

Master Limited Partnerships	220,014	—	—	220,014
U.S. Treasury Obligations	—	399,558	—	399,558
Short-Term Investment
Investment Company	1,314,876	—	—	1,314,876

Total Investments in Securities	$9,681,195	$1,021,538	$—	$10,702,733

Liabilities
Common Stocks
Consumer Discretionary	$(179,133)	$—	$—	$(179,133)
Consumer Staples	(57,040)	—	—	(57,040)
Energy	(86,326)	—	—	(86,326)
Financials	(161,948)	—	—	(161,948)
Health Care	(155,126)	—	—	(155,126)
Industrials	(141,152)	—	—	(141,152)
Information Technology	(146,462)	—	—	(146,462)

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Materials	(76,786)	—	—	(76,786)
Telecommunication Services	(12,192)	—	—	(12,192)
Utilities	(45,452)	—	—	(45,452)

Total Liabilities	$(1,061,617)	$—	$—	$(1,061,617)

Appreciation in Other Financial Instruments

Futures Contracts	$386	$—	$—	$386

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
Consumer Discretionary — 15.4%
	Auto Components — 1.0%
71	Lear Corp.	5,911
439	TRW Automotive Holdings Corp. (a)	35,790

		41,701

	Automobiles — 1.4%
627	Ford Motor Co.	9,778
1,302	General Motors Co.	44,809

		54,587

	Hotels, Restaurants & Leisure — 1.7%
104	Hilton Worldwide Holdings, Inc. (a)	2,318
944	Royal Caribbean Cruises Ltd.	51,477
117	Starbucks Corp.	8,549
53	Yum! Brands, Inc.	3,988

		66,332

	Household Durables — 0.4%
70	Lennar Corp., Class A	2,766
9	NVR, Inc. (a)	10,208
222	PulteGroup, Inc.	4,256

		17,230

	Internet & Catalog Retail — 1.0%
88	Amazon.com, Inc. (a)	29,479
9	priceline.com, Inc. (a)	10,131

		39,610

	Media — 5.3%
744	CBS Corp. (Non-Voting), Class B	45,985
1,635	Comcast Corp., Class A	81,778
856	Time Warner, Inc.	55,921
327	Walt Disney Co. (The)	26,175

		209,859

	Specialty Retail — 3.8%
17	AutoZone, Inc. (a)	9,346
708	Home Depot, Inc. (The)	56,024
1,320	Lowe’s Cos., Inc.	64,548
391	TJX Cos., Inc. (The)	23,690

		153,608

	Textiles, Apparel & Luxury Goods — 0.8%
494	V.F. Corp.	30,571

	Total Consumer Discretionary	613,498

Consumer Staples — 7.3%
	Beverages — 2.3%
97	Constellation Brands, Inc., Class A (a)	8,251
816	Dr. Pepper Snapple Group, Inc.	44,437
250	Molson Coors Brewing Co., Class B	14,686
289	PepsiCo, Inc.	24,148

		91,522

	Food & Staples Retailing — 0.8%
397	CVS Caremark Corp.	29,749

	Food Products — 2.1%
914	Archer-Daniels-Midland Co.	39,654
353	Kellogg Co.	22,137
618	Mondelez International, Inc., Class A	21,359

		83,150

	Household Products — 1.4%
715	Procter & Gamble Co. (The)	57,594

	Tobacco — 0.7%
333	Philip Morris International, Inc.	27,284

	Total Consumer Staples	289,299

Energy — 10.3%
	Energy Equipment & Services — 3.3%
356	Ensco plc, (United Kingdom), Class A	18,779
393	Halliburton Co.	23,120
152	Rowan Cos. plc, Class A (a)	5,113
873	Schlumberger Ltd.	85,098

		132,110

	Oil, Gas & Consumable Fuels — 7.0%
284	Anadarko Petroleum Corp.	24,106
467	Chevron Corp.	55,557
340	ConocoPhillips	23,940
140	EOG Resources, Inc.	27,385
1,053	Exxon Mobil Corp.	102,846
696	Marathon Oil Corp.	24,736
44	Marathon Petroleum Corp.	3,813
151	Occidental Petroleum Corp.	14,379

		276,762

	Total Energy	408,872

Financials — 15.2%
	Banks — 4.9%
1,283	Citigroup, Inc.	61,055
162	East West Bancorp, Inc.	5,924
335	PNC Financial Services Group, Inc. (The)	29,180
1,915	Wells Fargo & Co.	95,269
114	Zions Bancorporation	3,535

		194,963

	Capital Markets — 2.3%
69	Goldman Sachs Group, Inc. (The)	11,355
458	Invesco Ltd.	16,955

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — Continued
2,003	Morgan Stanley	62,440
21	State Street Corp.	1,454

		92,204

	Diversified Financial Services — 2.8%
3,780	Bank of America Corp.	65,017
164	Berkshire Hathaway, Inc., Class B (a)	20,520
130	IntercontinentalExchange Group, Inc.	25,639

		111,176

	Insurance — 4.5%
583	ACE Ltd., (Switzerland)	57,714
335	American International Group, Inc.	16,733
80	Axis Capital Holdings Ltd., (Bermuda)	3,645
1,130	MetLife, Inc.	59,643
354	Prudential Financial, Inc.	29,967
409	XL Group plc, (Ireland)	12,794

		180,496

	Real Estate Investment Trusts (REITs) — 0.7%
62	AvalonBay Communities, Inc.	8,181
249	CBL & Associates Properties, Inc.	4,416
97	Simon Property Group, Inc.	15,957

		28,554

	Total Financials	607,393

Health Care — 12.9%
	Biotechnology — 1.9%
98	Alexion Pharmaceuticals, Inc. (a)	14,939
89	Biogen Idec, Inc. (a)	27,192
214	Celgene Corp. (a)	29,842
44	Vertex Pharmaceuticals, Inc. (a)	3,077

		75,050

	Health Care Equipment & Supplies — 2.3%
1,017	Abbott Laboratories	39,149
604	Baxter International, Inc.	44,442
124	Stryker Corp.	10,127

		93,718

	Health Care Providers & Services — 3.0%
320	Aetna, Inc.	23,968
99	Cigna Corp.	8,264
361	Humana, Inc.	40,739
11	McKesson Corp.	1,995
543	UnitedHealth Group, Inc.	44,519

		119,485

	Pharmaceuticals — 5.7%
78	Allergan, Inc.	9,692
824	Bristol-Myers Squibb Co.	42,828
1,387	Johnson & Johnson	136,265
575	Merck & Co., Inc.	32,628
44	Perrigo Co. plc, (Ireland)	6,790

		228,203

	Total Health Care	516,456

Industrials — 11.2%
	Aerospace & Defense — 3.7%
41	General Dynamics Corp.	4,422
542	Honeywell International, Inc.	50,304
186	L-3 Communications Holdings, Inc.	21,999
600	United Technologies Corp.	70,047

		146,772

	Airlines — 0.9%
562	Delta Air Lines, Inc.	19,477
350	United Continental Holdings, Inc. (a)	15,629

		35,106

	Building Products — 0.1%
128	Masco Corp.	2,838

	Construction & Engineering — 1.5%
775	Fluor Corp.	60,237

	Electrical Equipment — 1.4%
377	Eaton Corp. plc, (Ireland)	28,298
407	Emerson Electric Co.	27,198

		55,496

	Machinery — 1.5%
153	Deere & Co.	13,847
688	PACCAR, Inc.	46,396

		60,243

	Road & Rail — 2.0%
552	CSX Corp.	15,992
340	Norfolk Southern Corp.	33,009
175	Union Pacific Corp.	32,784

		81,785

	Trading Companies & Distributors — 0.1%
15	W.W. Grainger, Inc.	3,790

	Total Industrials	446,267

Information Technology — 18.4%
	Communications Equipment — 2.3%
1,208	Cisco Systems, Inc.	27,066
806	QUALCOMM, Inc.	63,530

		90,596

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — 2.7%
257	eBay, Inc. (a)	14,191
84	Google, Inc., Class A (a)	94,054

		108,245

	IT Services — 3.1%
637	Accenture plc, (Ireland), Class A	50,798
346	Cognizant Technology Solutions Corp., Class A (a)	17,526
262	Visa, Inc., Class A	56,490

		124,814

	Semiconductors & Semiconductor Equipment — 2.6%
1,064	Applied Materials, Inc.	21,735
71	Avago Technologies Ltd., (Singapore)	4,592
546	Freescale Semiconductor Ltd. (a)	13,330
432	KLA-Tencor Corp.	29,834
529	Lam Research Corp. (a)	29,116
421	ON Semiconductor Corp. (a)	3,955

		102,562

	Software — 4.9%
140	Adobe Systems, Inc. (a)	9,230
196	Citrix Systems, Inc. (a)	11,233
2,854	Microsoft Corp.	116,978
1,414	Oracle Corp.	57,861

		195,302

	Technology Hardware, Storage & Peripherals — 2.8%
210	Apple, Inc.	112,506

	Total Information Technology	734,025

Materials — 3.1%
	Chemicals — 0.9%
406	Dow Chemical Co. (The)	19,708
149	Monsanto Co.	16,906

		36,614

	Containers & Packaging — 0.4%
275	Ball Corp.	15,084

	Metals & Mining — 1.8%
2,555	Alcoa, Inc.	32,878
731	Freeport-McMoRan Copper & Gold, Inc.	24,174
600	United States Steel Corp.	16,577

		73,629

	Total Materials	125,327

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
1,402	Verizon Communications, Inc.	66,684

Utilities — 3.3%
	Electric Utilities — 2.0%
285	American Electric Power Co., Inc.	14,413
414	Edison International	23,431
457	NextEra Energy, Inc.	43,739

		81,583

	Multi-Utilities — 1.3%
727	CMS Energy Corp.	21,293
111	Dominion Resources, Inc.	7,901
630	NiSource, Inc.	22,366

		51,560

	Total Utilities	133,143

	Total Common Stocks (Cost $3,395,477)	3,940,964

PRINCIPAL AMOUNT($)
Short-Term Investments— 2.3%
	U.S. Treasury Obligation — 0.1%
5,440	U.S. Treasury Bill, 0.066%, 06/26/14 (k) (n)	5,439

SHARES
	Investment Company — 2.2%
86,170	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	86,170

	Total Short-Term Investments (Cost $91,609)	91,609

	Total Investments — 101.1% (Cost $3,487,086)	4,032,573
	Liabilities in Excess of Other Assets — (1.1)%	(44,009)

	NET ASSETS — 100.0%	$3,988,564

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
490	E-mini S&P 500	06/20/14	$45,683	$471

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$552,292
Aggregate gross unrealized depreciation	(6,805)

Net unrealized appreciation/depreciation	$545,487

Federal income tax cost of investments	$3,487,086

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,027,134	$5,439	$—	$4,032,573
Appreciation in Other Financial Instruments
Futures Contracts	$471	$—	$—	$471

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 57.0%
Consumer Discretionary — 9.1%
	Auto Components — 0.7%
64	Apollo Tyres Ltd., (India)	170
13	BorgWarner, Inc.	796
4	Continental AG, (Germany)	1,047
16	Dana Holding Corp.	361
7	Delphi Automotive plc, (United Kingdom)	455
4	Halla Visteon Climate Control Corp., (South Korea)	177
7	Hankook Tire Co., Ltd., (South Korea)	410
2	Hyundai Mobis, (South Korea)	481
86	Kenda Rubber Industrial Co., Ltd., (Taiwan)	206
1	Lear Corp.	113
2	Mando Corp., (South Korea)	209
22	Stoneridge, Inc. (a)	242
4	Tower International, Inc. (a)	97
16	TRW Automotive Holdings Corp. (a)	1,316
8	Valeo S.A., (France)	1,078

		7,158

	Automobiles — 1.3%
544	Astra International Tbk PT, (Indonesia)	356
13	Daimler AG, (Germany)	1,276
12	Ford Motor Co.	188
8	Ford Otomotiv Sanayi A.S., (Turkey)	86
570	Geely Automobile Holdings Ltd., (Hong Kong)	225
125	General Motors Co.	4,303
90	Great Wall Motor Co., Ltd., (China), Class H	451
18	Harley-Davidson, Inc.	1,223
56	Honda Motor Co., Ltd., (Japan)	1,953
4	Hyundai Motor Co., (South Korea)	875
10	Kia Motors Corp., (South Korea)	569
15	Tata Motors Ltd., (India), ADR	530
3	Tesla Motors, Inc. (a)	698
27	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	151
25	Toyota Motor Corp., (Japan)	1,432

		14,316

	Distributors — 0.0% (g)
3	Genuine Parts Co.	273
10	Imperial Holdings Ltd., (South Africa)	174

		447

	Diversified Consumer Services — 0.1%
4	2U, Inc. (a)	50
4	Apollo Education Group, Inc. (a)	120
– (h)	Graham Holdings Co., Class B	296
8	H&R Block, Inc.	247
15	Kroton Educacional S.A., (Brazil)	326
2	Regis Corp.	26
7	Service Corp. International	131
6	Strayer Education, Inc. (a)	282

		1,478

	Hotels, Restaurants & Leisure — 1.3%
20	Accor S.A., (France)	1,008
18	Apollo Global Management LLC, Class A	583
– (h)	Biglari Holdings, Inc. (a)	158
2	Burger King Worldwide, Inc.	48
14	ClubCorp Holdings, Inc.	274
35	Hilton Worldwide Holdings, Inc. (a)	776
36	InterContinental Hotels Group plc, (United Kingdom)	1,163
2	Interval Leisure Group, Inc.	50
3	Intrawest Resorts Holdings, Inc. (a)	39
– (h)	Jack in the Box, Inc. (a)	19
10	Las Vegas Sands Corp.	774
7	Marriott International, Inc., Class A	403
6	MGM Resorts International (a)	155
19	Norwegian Cruise Line Holdings Ltd. (a)	625
5	OPAP S.A., (Greece)	72
2	Red Robin Gourmet Burgers, Inc. (a)	118
800	REXLot Holdings Ltd., (Hong Kong)	93
25	Royal Caribbean Cruises Ltd.	1,352
190	Sands China Ltd., (Hong Kong)	1,428
135	SJM Holdings Ltd., (Hong Kong)	380
12	Sodexo, (France)	1,279
10	Sonic Corp. (a)	221
27	Starbucks Corp.	1,972
4	Starwood Hotels & Resorts Worldwide, Inc.	350
8	Town Sports International Holdings, Inc.	65
4	Wyndham Worldwide Corp.	286
7	Yum! Brands, Inc.	548

		14,239

	Household Durables — 0.5%
23	Arcelik A.S., (Turkey)	126
17	Brookfield Residential Properties, Inc., (Canada) (a)	348
2	CSS Industries, Inc.	46
27	Electrolux AB, (Sweden), Series B	586

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Household Durables — Continued
46	Even Construtora e Incorporadora S.A., (Brazil)	154
11	Ez Tec Empreendimentos e Participacoes S.A., (Brazil)	140
– (h)	Harman International Industries, Inc.	43
5	Jarden Corp. (a)	269
2	Leggett & Platt, Inc.	72
7	Lennar Corp., Class A	291
3	Lifetime Brands, Inc.	51
7	Mohawk Industries, Inc. (a)	992
– (h)	NACCO Industries, Inc., Class A	24
– (h)	NVR, Inc. (a)	69
14	PulteGroup, Inc.	265
50	Sekisui Chemical Co., Ltd., (Japan)	519
338	Skyworth Digital Holdings Ltd., (Hong Kong)	186
58	Steinhoff International Holdings Ltd., (South Africa)	281
28	Toll Brothers, Inc. (a)	1,002
2	Whirlpool Corp.	372

		5,836

	Internet & Catalog Retail — 0.7%
9	Amazon.com, Inc. (a) (m)	3,136
1	Coupons.com, Inc. (a)	17
11	Expedia, Inc.	823
1	GS Home Shopping, Inc., (South Korea)	182
2	Netflix, Inc. (a)	572
8	PetMed Express, Inc.	104
3	Priceline Group, Inc. (The) (a)	3,352

		8,186

	Leisure Products — 0.0% (g)
1	Malibu Boats, Inc., Class A (a)	15

	Media — 1.9%
1	AMC Entertainment Holdings, Inc., Class A (a) (m)	18
31	CBS Corp. (Non-Voting), Class B	1,929
71	Comcast Corp., Class A	3,554
11	CTC Media, Inc., (Russia)	101
21	Dentsu, Inc., (Japan)	807
8	DIRECTV (a)	611
24	DISH Network Corp., Class A (a)	1,486
14	Entercom Communications Corp., Class A (a)	141
18	Gannett Co., Inc.	494
7	Harte-Hanks, Inc.	66
2	Nexstar Broadcasting Group, Inc., Class A	79
6	Omnicom Group, Inc.	428
13	Publicis Groupe S.A., (France)	1,170
1	Sinclair Broadcast Group, Inc., Class A	26
11	Sizmek, Inc. (a)	119
3	Starz, Series A (a)	94
6	Time Warner Cable, Inc.	784
85	Time Warner, Inc.	5,547
15	Viacom, Inc., Class B	1,232
18	Walt Disney Co. (The)	1,402
53	WPP plc, (United Kingdom)	1,089

		21,177

	Multiline Retail — 0.3%
3	Bon-Ton Stores, Inc. (The)	28
3	Dillard’s, Inc., Class A	243
20	Kohl’s Corp.	1,142
8	Macy’s, Inc.	451
111	Marks & Spencer Group plc, (United Kingdom)	835

		2,699

	Specialty Retail — 1.5%
6	Advance Auto Parts, Inc. (m)	822
2	ANN, Inc. (a)	90
2	AutoZone, Inc. (a)	875
1	Barnes & Noble, Inc. (a)	13
11	Bed Bath & Beyond, Inc. (a)	771
159	Belle International Holdings Ltd., (Hong Kong)	159
36	Best Buy Co., Inc.	952
4	Brown Shoe Co., Inc.	101
5	Children’s Place Retail Stores, Inc. (The)	260
1	Conn’s, Inc. (a)	40
3	Express, Inc. (a)	54
25	GameStop Corp., Class A	1,013
19	Gap, Inc. (The)	749
– (h)	Groupe Fnac, (France) (a)	20
29	hhgregg, Inc. (a)	278
55	Home Depot, Inc. (The)	4,325
134	Kingfisher plc, (United Kingdom)	945
50	Lowe’s Cos., Inc.	2,456
2	Outerwall, Inc. (a)	131
11	PetSmart, Inc.	730
– (h)	Rent-A-Center, Inc.	11
2	Ross Stores, Inc.	145

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
– (h)	Systemax, Inc. (a)	4
18	TJX Cos., Inc. (The)	1,099
2	Trans World Entertainment Corp.	8
9	Williams-Sonoma, Inc.	624

		16,675

	Textiles, Apparel & Luxury Goods — 0.8%
84	Anta Sports Products Ltd., (China)	140
538	Bosideng International Holdings Ltd., (Hong Kong)	81
33	Burberry Group plc, (United Kingdom)	763
18	Cie Financiere Richemont S.A., (Switzerland)	1,723
13	Grendene S.A., (Brazil)	92
11	Hanesbrands, Inc.	811
6	Iconix Brand Group, Inc. (a)	218
4	Kering, (France)	800
17	Lululemon Athletica, Inc., (Canada) (a)	893
5	LVMH Moet Hennessy Louis Vuitton S.A., (France)	906
13	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,211
146	Pou Chen Corp., (Taiwan)	207
2	Unifi, Inc. (a)	44
20	V.F. Corp.	1,220

		9,109

	Total Consumer Discretionary	101,335

Consumer Staples — 3.7%
	Beverages — 0.8%
99	AMBEV S.A., (Brazil), ADR	730
10	Anheuser-Busch InBev N.V., (Belgium)	1,052
23	Coca-Cola Co. (The)	872
8	Constellation Brands, Inc., Class A (a)	640
5	Diageo plc, (United Kingdom), ADR	636
38	Dr. Pepper Snapple Group, Inc.	2,060
17	Molson Coors Brewing Co., Class B	1,000
6	PepsiCo, Inc.	472
5	Pernod-Ricard S.A., (France)	547
22	SABMiller plc, (United Kingdom)	1,102

		9,111

	Food & Staples Retailing — 0.6%
9	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), (Brazil), ADR	390
6	Costco Wholesale Corp.	683
22	CVS Caremark Corp.	1,641
21	Kroger Co. (The)	917
72	Rite Aid Corp. (a)	448
18	Roundy’s, Inc.	121
29	Seven & I Holdings Co., Ltd., (Japan)	1,109
122	Tesco plc, (United Kingdom)	603
12	Walgreen Co.	812
5	Wal-Mart Stores, Inc.	359

		7,083

	Food Products — 0.9%
46	Archer-Daniels-Midland Co.	2,011
2	B&G Foods, Inc.	58
3	Bunge Ltd.	215
280	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (i)	–
9	Chiquita Brands International, Inc. (a)	114
9	General Mills, Inc.	450
54	JBS S.A., (Brazil)	184
7	Kellogg Co.	421
5	M. Dias Branco S.A., (Brazil)	192
32	Mondelez International, Inc., Class A	1,096
23	Nestle S.A., (Switzerland)	1,715
15	Pilgrim’s Pride Corp. (a)	323
3	Pinnacle Foods, Inc.	93
1	Sanderson Farms, Inc.	84
1	Seneca Foods Corp., Class A (a)	21
5	TreeHouse Foods, Inc. (a)	367
7	Tyson Foods, Inc., Class A	295
56	Unilever N.V., (Netherlands), CVA	2,308

		9,947

	Household Products — 0.5%
8	Colgate-Palmolive Co.	502
2	Energizer Holdings, Inc.	201
52	Procter & Gamble Co. (The)	4,213
1	Spectrum Brands Holdings, Inc.	88

		5,004

	Personal Products — 0.1%
6	Herbalife Ltd.	325
– (h)	Inter Parfums, Inc.	12
4	Nu Skin Enterprises, Inc., Class A	348
1	USANA Health Sciences, Inc. (a)	100

		785

	Tobacco — 0.8%
10	Altria Group, Inc. (m)	385

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Tobacco — Continued
46	British American Tobacco plc, (United Kingdom)	2,542
20	Imperial Tobacco Group plc, (United Kingdom)	801
63	Japan Tobacco, Inc., (Japan)	1,990
7	KT&G Corp., (South Korea)	524
8	Lorillard, Inc.	438
23	Philip Morris International, Inc.	1,855
4	Universal Corp.	209

		8,744

	Total Consumer Staples	40,674

Energy — 5.1%
	Energy Equipment & Services — 1.2%
7	Baker Hughes, Inc.	449
138	China Oilfield Services Ltd., (China), Class H	325
– (h)	Dawson Geophysical Co.	8
5	Dril-Quip, Inc. (a)	555
12	Ensco plc, (United Kingdom), Class A	619
6	Exterran Holdings, Inc.	281
13	Halliburton Co.	779
4	Helix Energy Solutions Group, Inc. (a)	85
17	National Oilwell Varco, Inc.	1,285
15	Patterson-UTI Energy, Inc.	485
24	Petrofac Ltd., (United Kingdom)	571
3	Rowan Cos. plc, Class A (a)	98
66	Schlumberger Ltd.	6,443
3	SEACOR Holdings, Inc. (a)	240
9	Technip S.A., (France)	912

		13,135

	Oil, Gas & Consumable Fuels — 3.9%
12	Alpha Natural Resources, Inc. (a) (m)	50
10	Anadarko Petroleum Corp.	812
9	Antero Resources Corp. (a)	579
152	BG Group plc, (United Kingdom)	2,844
18	Cabot Oil & Gas Corp.	600
54	Cairn India Ltd., (India)	303
5	Cheniere Energy, Inc. (a)	260
20	Chevron Corp.	2,399
767	China Petroleum & Chemical Corp., (China), Class H	686
– (h)	Clayton Williams Energy, Inc. (a)	51
712	CNOOC Ltd., (China)	1,078
5	Concho Resources, Inc. (a)	648
31	ConocoPhillips	2,208
5	CONSOL Energy, Inc.	208
– (h)	Contango Oil & Gas Co. (a)	21
2	Delek U.S. Holdings, Inc.	51
14	Devon Energy Corp.	924
7	EOG Resources, Inc.	1,347
8	EPL Oil & Gas, Inc. (a)	304
4	Equal Energy Ltd.	18
84	Exxon Mobil Corp.	8,196
3	Green Plains Renewable Energy, Inc.	93
– (h)	Isramco, Inc. (a)	7
17	Kinder Morgan, Inc.	542
13	Lukoil OAO, (Russia), ADR	696
20	Marathon Oil Corp.	727
7	Marathon Petroleum Corp.	641
26	Occidental Petroleum Corp.	2,503
96	Oil & Natural Gas Corp., Ltd., (India)	513
12	Oil India Ltd., (India)	94
16	PBF Energy, Inc., Class A	410
12	Petroleo Brasileiro S.A., (Brazil), ADR	152
34	Phillips 66	2,636
58	Polskie Gornictwo Naftowe i Gazownictwo S.A., (Poland)	86
90	PTT Exploration & Production PCL, (Thailand), NVDR	438
11	QEP Resources, Inc.	330
23	Repsol S.A., (Spain)	592
3	REX American Resources Corp. (a)	177
5	Rice Energy, Inc. (a)	129
68	Rosneft OAO, (Russia), Reg. S, GDR	453
116	Royal Dutch Shell plc, (Netherlands), Class A	4,243
6	RSP Permian, Inc. (a)	163
13	Sasol Ltd., (South Africa)	746
17	Southwestern Energy Co. (a)	762
2	Stone Energy Corp. (a)	79
12	Tatneft OAO, (Russia), ADR	428
6	Teekay Corp., (Bermuda)	360
4	Tesoro Corp.	182
67	Tullow Oil plc, (United Kingdom)	833
10	Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	219
2	Vaalco Energy, Inc. (a)	19
2	Western Refining, Inc.	66

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
– (h)	Westmoreland Coal Co. (a)	10

		42,916

	Total Energy	56,051

Financials — 11.0%
	Banks — 4.1%
1	1st Source Corp.	38
35	Australia & New Zealand Banking Group Ltd., (Australia)	1,071
3	BancFirst Corp.	147
40	Banco do Brasil S.A., (Brazil)	395
5	BancorpSouth, Inc.	136
1,568	Bank of China Ltd., (China), Class H	697
1	Banner Corp.	48
328	Barclays plc, (United Kingdom)	1,277
2	BBCN Bancorp, Inc.	32
26	BNP Paribas S.A., (France)	2,028
5	Capital Bank Financial Corp., Class A (a)	132
2	Cathay General Bancorp	53
7	Central Pacific Financial Corp.	142
1	Chemical Financial Corp.	25
2,060	China Construction Bank Corp., (China), Class H	1,446
250	China Merchants Bank Co., Ltd., (China), Class H	454
95	Citigroup, Inc.	4,512
– (h)	Citizens & Northern Corp.	9
1	City Holding Co.	59
2	CoBiz Financial, Inc.	19
9	CVB Financial Corp.	149
43	Danske Bank A/S, (Denmark)	1,195
74	Dubai Islamic Bank PJSC, (United Arab Emirates) (a)	124
24	East West Bancorp, Inc.	887
20	Fifth Third Bancorp	459
15	First Commonwealth Financial Corp.	136
1	First Financial Bancorp	20
45	First Gulf Bank PJSC, (United Arab Emirates)	198
1	First Interstate Bancsystem, Inc.	32
1	First Merchants Corp.	14
7	First Republic Bank	383
4	FNB Corp.	47
1	Guaranty Bancorp	12
10	HDFC Bank Ltd., (India), ADR	423
372	HSBC Holdings plc, (United Kingdom)	3,769
2,289	Industrial & Commercial Bank of China Ltd., (China), Class H	1,411
59	Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	881
16	KeyCorp	224
5	M&T Bank Corp.	643
1	MainSource Financial Group, Inc.	21
274	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,511
13	National Bank Holdings Corp., Class A	251
2	National Penn Bancshares, Inc.	17
54	Nordea Bank AB, (Sweden)	763
6	OFG Bancorp, (Puerto Rico)	104
1	OmniAmerican Bancorp, Inc.	17
2	PacWest Bancorp	68
15	PNC Financial Services Group, Inc. (The)	1,304
10	Punjab National Bank, (India)	137
76	Sberbank of Russia, (Russia), ADR	740
1	Sierra Bancorp	8
6	Signature Bank (a)	803
2	Simmons First National Corp., Class A	61
3	Southwest Bancorp, Inc.	61
73	Standard Chartered plc, (United Kingdom)	1,528
3	Suffolk Bancorp (a)	70
19	Sumitomo Mitsui Financial Group, Inc., (Japan)	809
24	SunTrust Banks, Inc.	947
3	Susquehanna Bancshares, Inc.	38
1	SVB Financial Group (a)	74
1	Talmer Bancorp, Inc., Class A (a)	16
6	TCF Financial Corp.	92
21	U.S. Bancorp	913
1	UMB Financial Corp.	49
8	Union First Market Bankshares Corp.	212
– (h)	Webster Financial Corp.	13
222	Wells Fargo & Co.	11,019
2	West Bancorporation, Inc.	38
1	Westamerica Bancorporation	35
5	Wilshire Bancorp, Inc.	59
39	Woori Finance Holdings Co., Ltd., (South Korea) (a)	441
4	Zions Bancorporation	114

		46,060

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — 1.5%
6	Affiliated Managers Group, Inc. (a) (m)	1,210
16	Ameriprise Financial, Inc.	1,728
1	Arlington Asset Investment Corp., Class A	31
– (h)	Artisan Partners Asset Management, Inc., Class A	27
32	Credit Suisse Group AG, (Switzerland) (a)	1,026
2	FBR & Co. (a)	39
1	Federated Investors, Inc., Class B	22
6	Goldman Sachs Group, Inc. (The)	925
1	Greenhill & Co., Inc.	38
34	Invesco Ltd.	1,243
12	Investment Technology Group, Inc. (a)	238
14	Lazard Ltd., (Bermuda), Class A	680
18	Legg Mason, Inc.	897
78	Morgan Stanley	2,443
97	Nomura Holdings, Inc., (Japan)	624
9	Northern Trust Corp.	610
11	State Street Corp.	761
7	T. Rowe Price Group, Inc.	543
27	TD Ameritrade Holding Corp.	914
128	UBS AG, (Switzerland) (a)	2,646

		16,645

	Consumer Finance — 0.4%
3	American Express Co. (m)	306
27	Capital One Financial Corp.	2,105
110	Compartamos S.A.B. de C.V., (Mexico)	202
– (h)	Credit Acceptance Corp. (a)	32
17	Discover Financial Services	966
2	Nelnet, Inc., Class A	99
2	Portfolio Recovery Associates, Inc. (a)	114
2	World Acceptance Corp. (a)	167

		3,991

	Diversified Financial Services — 1.0%
290	Bank of America Corp.	4,981
– (h)	Berkshire Hathaway, Inc., Class A (a)	375
3	Berkshire Hathaway, Inc., Class B (a)	390
287	Fubon Financial Holding Co., Ltd., (Taiwan)	390
80	ING Groep N.V., (Netherlands), CVA (a)	1,141
7	IntercontinentalExchange Group, Inc.	1,310
3	Marlin Business Services Corp.	57
12	Moody’s Corp.	916
63	ORIX Corp., (Japan)	884
40	Rural Electrification Corp. Ltd., (India)	153

		10,597

	Insurance — 2.7%
39	ACE Ltd., (Switzerland)	3,823
1	Alleghany Corp. (a) (m)	246
13	Allianz SE, (Germany)	2,226
2	Allied World Assurance Co. Holdings AG, (Switzerland)	186
15	Allstate Corp. (The) (m)	820
6	American Equity Investment Life Holding Co. (m)	145
25	American International Group, Inc.	1,249
12	Amtrust Financial Services, Inc.	445
4	Aspen Insurance Holdings Ltd., (Bermuda)	170
81	AXA S.A., (France)	2,099
4	Axis Capital Holdings Ltd., (Bermuda)	202
25	CNO Financial Group, Inc.	445
2	Everest Re Group Ltd., (Bermuda)	245
1	Global Indemnity plc, (Ireland) (a)	14
20	Hartford Financial Services Group, Inc. (The)	691
5	Lincoln National Corp.	263
30	Loews Corp.	1,326
31	Marsh & McLennan Cos., Inc.	1,517
46	MetLife, Inc.	2,418
1	Navigators Group, Inc. (The) (a)	68
18	Old Republic International Corp.	298
149	Ping An Insurance Group Co. of China Ltd., (China), Class H	1,234
2	Platinum Underwriters Holdings Ltd., (Bermuda)	138
15	Porto Seguro S.A., (Brazil)	209
3	Powszechny Zaklad Ubezpieczen S.A., (Poland)	472
1	Primerica, Inc.	60
2	ProAssurance Corp.	87
18	Prudential Financial, Inc.	1,528
132	Prudential plc, (United Kingdom)	2,805
– (h)	Stewart Information Services Corp.	10
24	Sul America S.A., (Brazil)	159
9	Swiss Re AG, (Switzerland) (a)	811
15	Travelers Cos., Inc. (The)	1,293
15	Unum Group	530
5	W.R. Berkley Corp.	216
8	XL Group plc, (Ireland)	244

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
4	Zurich Insurance Group AG, (Switzerland) (a)	1,136

		29,828

	Real Estate Investment Trusts (REITs) — 0.7%
2	American Assets Trust, Inc. (m)	83
13	American Homes 4 Rent, Class A	209
14	American Residential Properties, Inc. (a)	252
5	American Tower Corp.	393
9	Anworth Mortgage Asset Corp.	47
– (h)	Ashford Hospitality Prime, Inc.	3
1	Ashford Hospitality Trust, Inc.	11
– (h)	Associated Estates Realty Corp.	7
1	AvalonBay Communities, Inc.	156
1	BioMed Realty Trust, Inc.	24
12	Brixmor Property Group, Inc.	262
11	Capstead Mortgage Corp.	140
7	CBL & Associates Properties, Inc.	132
8	CoreSite Realty Corp.	241
1	Cousins Properties, Inc.	7
10	CYS Investments, Inc.	80
5	DCT Industrial Trust, Inc.	41
3	DiamondRock Hospitality Co.	33
4	EastGroup Properties, Inc.	263
195	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S., (Turkey)	229
2	EPR Properties	85
1	Equity Lifestyle Properties, Inc.	35
14	Excel Trust, Inc.	179
5	Extra Space Storage, Inc.	233
1	FelCor Lodging Trust, Inc.	11
1	First Industrial Realty Trust, Inc.	18
2	Franklin Street Properties Corp.	30
5	GEO Group, Inc. (The)	161
1	Gladstone Commercial Corp.	11
125	Goodman Group, (Australia)	552
1	Home Properties, Inc.	81
5	Hospitality Properties Trust	144
17	Kimco Realty Corp.	365
4	LTC Properties, Inc.	155
1	National Retail Properties, Inc.	31
3	Pennsylvania Real Estate Investment Trust	49
1	Post Properties, Inc.	64
5	Potlatch Corp.	187
– (h)	PS Business Parks, Inc.	31
6	RAIT Financial Trust	52
5	Ramco-Gershenson Properties Trust	78
12	Rayonier, Inc.	565
6	Redwood Trust, Inc.	122
9	RLJ Lodging Trust	227
1	Saul Centers, Inc.	53
2	Simon Property Group, Inc.	303
12	Strategic Hotels & Resorts, Inc. (a)	124
1	Taubman Centers, Inc.	53
4	Unibail-Rodamco SE, (France)	936
16	Weyerhaeuser Co.	470

		8,018

	Real Estate Management & Development — 0.5%
2	Alexander & Baldwin, Inc. (m)	95
9	Brookfield Asset Management, Inc., (Canada), Class A	359
35	CBRE Group, Inc., Class A (a)	960
76	Cheung Kong Holdings Ltd., (Hong Kong)	1,264
448	China Overseas Land & Investment Ltd., (Hong Kong)	1,164
27	Daiwa House Industry Co., Ltd., (Japan)	458
136	Guangzhou R&F Properties Co., Ltd., (China), Class H	197
157	Hang Lung Properties Ltd., (Hong Kong)	453
13	Huaku Development Co., Ltd., (Taiwan)	32
62	Wharf Holdings Ltd., (Hong Kong)	398

		5,380

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	9
– (h)	BankFinancial Corp.	4
2	Beneficial Mutual Bancorp, Inc. (a)	22
– (h)	Capitol Federal Financial, Inc.	5
38	Housing Development Finance Corp., (India)	556
30	Hudson City Bancorp, Inc.	295
2	OceanFirst Financial Corp.	31
7	Ocwen Financial Corp. (a)	292
3	Washington Federal, Inc.	79
2	Westfield Financial, Inc.	15

		1,308

	Total Financials	121,827

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Health Care — 7.2%
	Biotechnology — 1.3%
11	Aegerion Pharmaceuticals, Inc. (a) (m)	506
– (h)	Agios Pharmaceuticals, Inc. (a) (m)	9
– (h)	Akebia Therapeutics, Inc. (a) (m)	8
10	Alexion Pharmaceuticals, Inc. (a) (m)	1,494
4	Alnylam Pharmaceuticals, Inc. (a) (m)	257
9	Amgen, Inc.	1,079
2	Applied Genetic Technologies Corp. (a)	26
– (h)	Auspex Pharmaceuticals, Inc. (a)	3
10	Biogen Idec, Inc. (a)	3,160
2	Cara Therapeutics, Inc. (a)	32
19	Celgene Corp. (a)	2,684
2	Celladon Corp. (a)	29
4	ChemoCentryx, Inc. (a)	29
3	Chimerix, Inc. (a)	61
1	Concert Pharmaceuticals, Inc. (a)	14
1	Dicerna Pharmaceuticals, Inc. (a)	30
1	Eagle Pharmaceuticals, Inc. (a)	10
2	Eleven Biotherapeutics, Inc. (a)	24
1	Flexion Therapeutics, Inc. (a)	23
1	Foundation Medicine, Inc. (a)	17
29	Gilead Sciences, Inc. (a)	2,021
– (h)	Karyopharm Therapeutics, Inc. (a)	9
3	MacroGenics, Inc. (a)	77
6	Merrimack Pharmaceuticals, Inc. (a)	32
5	Neurocrine Biosciences, Inc. (a)	75
6	NPS Pharmaceuticals, Inc. (a)	179
10	Orexigen Therapeutics, Inc. (a)	63
3	Regeneron Pharmaceuticals, Inc. (a)	862
1	Synageva BioPharma Corp. (a)	106
3	Trevena, Inc. (a)	23
7	Trius Therapeutics, Inc. (a) (i)	–
1	Ultragenyx Pharmaceutical, Inc. (a)	32
2	United Therapeutics Corp. (a)	207
14	Vertex Pharmaceuticals, Inc. (a)	1,019
7	Xencor, Inc. (a)	76

		14,276

	Health Care Equipment & Supplies — 0.6%
26	Abbott Laboratories (m)	1,019
11	Baxter International, Inc.	845
6	CareFusion Corp. (a)	229
5	CONMED Corp.	210
6	Essilor International S.A., (France)	563
1	Inogen, Inc. (a)	10
5	Medical Action Industries, Inc. (a)	37
19	Medtronic, Inc.	1,194
28	Novadaq Technologies, Inc., (Canada) (a)	619
3	NuVasive, Inc. (a)	127
16	PhotoMedex, Inc. (a)	248
14	Stryker Corp.	1,101
11	SurModics, Inc. (a)	243
3	Wright Medical Group, Inc. (a)	86

		6,531

	Health Care Providers & Services — 1.3%
10	Acadia Healthcare Co., Inc. (a) (m)	461
12	Aetna, Inc. (m)	927
4	Amedisys, Inc. (a) (m)	53
2	Centene Corp. (a)	154
2	Cigna Corp.	158
27	Cross Country Healthcare, Inc. (a)	215
9	Fresenius Medical Care AG & Co. KGaA, (Germany)	626
6	Gentiva Health Services, Inc. (a)	57
1	HealthSouth Corp.	46
15	Humana, Inc.	1,639
2	LHC Group, Inc. (a)	42
– (h)	Magellan Health Services, Inc. (a)	19
10	McKesson Corp.	1,820
5	National Healthcare Corp.	290
4	Owens & Minor, Inc.	131
17	Premier, Inc., Class A (a)	549
2	Providence Service Corp. (The) (a)	53
69	UnitedHealth Group, Inc.	5,687
12	WellPoint, Inc.	1,224

		14,151

	Health Care Technology — 0.0% (g)
1	athenahealth, Inc. (a)	205
1	Castlight Health, Inc., Class B (a)	17
6	Cerner Corp. (a)	364
6	MedAssets, Inc. (a)	153
2	Veeva Systems, Inc., Class A (a)	40

		779

	Life Sciences Tools & Services — 0.2%
16	Agilent Technologies, Inc. (m)	915

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
7	Illumina, Inc. (a)	1,003
1	PAREXEL International Corp. (a)	37
4	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	160

		2,115

	Pharmaceuticals — 3.8%
– (h)	Achaogen, Inc. (a) (m)	6
4	Allergan, Inc. (m)	493
61	Astellas Pharma, Inc., (Japan)	724
8	AstraZeneca plc, (United Kingdom)	509
24	Bayer AG, (Germany)	3,317
6	BioDelivery Sciences International, Inc. (a)	48
60	Bristol-Myers Squibb Co.	3,099
1	Egalet Corp. (a)	15
2	Endo International plc, (Ireland) (a)	117
109	Johnson & Johnson	10,687
66	Merck & Co., Inc.	3,756
36	Nektar Therapeutics (a)	435
44	Novartis AG, (Switzerland)	3,772
42	Novo Nordisk A/S, (Denmark), Class B	1,900
2	Pacira Pharmaceuticals, Inc. (a)	142
3	Perrigo Co. plc, (Ireland)	387
109	Pfizer, Inc.	3,496
3	Prestige Brands Holdings, Inc. (a)	92
3	Questcor Pharmaceuticals, Inc.	208
1	Revance Therapeutics, Inc. (a)	34
9	Richter Gedeon Nyrt., (Hungary)	165
14	Roche Holding AG, (Switzerland)	4,193
2	Salix Pharmaceuticals Ltd. (a)	201
13	Sanofi, (France)	1,340
15	Shire plc, (Ireland)	733
15	Teva Pharmaceutical Industries Ltd., (Israel), ADR	800
13	Valeant Pharmaceuticals International, Inc. (a)	1,660

		42,329

	Total Health Care	80,181

Industrials — 6.4%
	Aerospace & Defense — 1.4%
12	AAR Corp. (m)	309
9	Boeing Co. (The)	1,104
52	Embraer S.A., (Brazil)	458
1	Engility Holdings, Inc. (a)	59
1	General Dynamics Corp.	85
50	Honeywell International, Inc.	4,595
4	L-3 Communications Holdings, Inc.	418
58	Meggitt plc, (United Kingdom)	467
10	Northrop Grumman Corp.	1,234
3	Precision Castparts Corp.	870
9	Raytheon Co.	850
20	Taser International, Inc. (a)	368
38	United Technologies Corp.	4,428

		15,245

	Air Freight & Logistics — 0.1%
1	Park-Ohio Holdings Corp. (a)	35
41	Yamato Holdings Co., Ltd., (Japan)	883

		918

	Airlines — 0.6%
236	Air Arabia PJSC, (United Arab Emirates)	90
6	Alaska Air Group, Inc. (m)	523
102	Delta Air Lines, Inc.	3,540
14	Japan Airlines Co., Ltd., (Japan)	704
8	Pegasus Hava Tasimaciligi A.S., (Turkey) (a)	111
12	Republic Airways Holdings, Inc. (a)	110
11	Southwest Airlines Co.	269
72	Turk Hava Yollari, (Turkey)	222
22	United Continental Holdings, Inc. (a)	974

		6,543

	Building Products — 0.4%
– (h)	Allegion plc, (Ireland)	–	(h)
22	Cie de St-Gobain, (France)	1,325
29	Daikin Industries Ltd., (Japan)	1,638
22	Fortune Brands Home & Security, Inc.	940
7	Gibraltar Industries, Inc. (a)	130
1	LG Hausys Ltd., (South Korea)	124
24	Masco Corp.	536
1	Nortek, Inc. (a)	53
1	Trex Co., Inc. (a)	55

		4,801

	Commercial Services & Supplies — 0.1%
3	ACCO Brands Corp. (a) (m)	20
15	Aggreko plc, (United Kingdom)	383
23	ARC Document Solutions, Inc. (a) (m)	168
1	Courier Corp.	14
3	Deluxe Corp.	146
1	G&K Services, Inc., Class A	72

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
4	Intersections, Inc.	21
10	Pitney Bowes, Inc.	252
2	Quad/Graphics, Inc.	39
17	R.R. Donnelley & Sons Co.	309
1	Steelcase, Inc., Class A	17
8	United Stationers, Inc.	325

		1,766

	Construction & Engineering — 0.3%
8	AECOM Technology Corp. (a) (m)	251
6	EMCOR Group, Inc.	262
36	Fluor Corp.	2,837
5	Jacobs Engineering Group, Inc. (a)	293
1	MasTec, Inc. (a)	44
1	Orion Marine Group, Inc. (a)	9

		3,696

	Electrical Equipment — 0.8%
30	ABB Ltd., (Switzerland) (a)	768
13	Acuity Brands, Inc. (m)	1,686
26	Eaton Corp. plc, (Ireland)	1,985
18	Emerson Electric Co.	1,193
10	Nidec Corp., (Japan)	601
1	Osram Licht AG, (Germany) (a)	40
24	Schneider Electric S.A., (France)	2,091
50	Sumitomo Electric Industries Ltd., (Japan)	751
150	Teco Electric and Machinery Co., Ltd., (Taiwan)	168

		9,283

	Industrial Conglomerates — 0.3%
20	Carlisle Cos., Inc.	1,547
4	Danaher Corp.	263
59	Hutchison Whampoa Ltd., (Hong Kong)	783
2	SK Holdings Co., Ltd., (South Korea)	410

		3,003

	Machinery — 1.2%
1	Alamo Group, Inc. (m)	41
– (h)	Ampco-Pittsburgh Corp.	7
24	Atlas Copco AB, (Sweden), Class A	685
8	Briggs & Stratton Corp.	185
3	Deere & Co.	264
28	DMG Mori Seiki Co., Ltd., (Japan)	359
5	Douglas Dynamics, Inc.	81
10	Dover Corp.	818
4	FANUC Corp., (Japan)	636
19	Flowserve Corp.	1,466
1	Hurco Cos., Inc.	32
1	Hyster-Yale Materials Handling, Inc.	54
3	IDEX Corp.	219
6	Illinois Tool Works, Inc.	496
3	Kadant, Inc.	117
150	Kawasaki Heavy Industries Ltd., (Japan)	553
29	Komatsu Ltd., (Japan)	610
56	Kubota Corp., (Japan)	744
9	Makita Corp., (Japan)	501
4	Mueller Industries, Inc.	131
34	PACCAR, Inc.	2,277
13	Pall Corp.	1,122
2	Parker Hannifin Corp.	192
4	SMC Corp., (Japan)	949
4	SPX Corp.	348
2	Standex International Corp.	105
– (h)	Watts Water Technologies, Inc., Class A	9
53	Weichai Power Co., Ltd., (China), Class H	201
7	Xerium Technologies, Inc. (a)	110

		13,312

	Marine — 0.1%
7	Kirby Corp. (a)	746

	Professional Services — 0.1%
4	Barrett Business Services, Inc.	214
11	Equifax, Inc.	714
3	FTI Consulting, Inc. (a)	84
1	Paylocity Holding Corp. (a)	24
– (h)	SGS S.A., (Switzerland)	296
1	TriNet Group, Inc. (a)	15
2	VSE Corp.	112

		1,459

	Road & Rail — 0.7%
6	Arkansas Best Corp.	235
6	Canadian Pacific Railway Ltd., (Canada)	853
1	Celadon Group, Inc.	18
1	Con-way, Inc.	48
59	CSX Corp.	1,702
9	East Japan Railway Co., (Japan)	670
3	Heartland Express, Inc.	61
25	Hertz Global Holdings, Inc. (a)	673
6	Norfolk Southern Corp.	630

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Road & Rail — Continued
13	Old Dominion Freight Line, Inc. (a)	737
2	Saia, Inc. (a)	61
3	Swift Transportation Co. (a)	79
9	Union Pacific Corp.	1,639

		7,406

	Trading Companies & Distributors — 0.3%
14	Air Lease Corp. (m)	516
2	Applied Industrial Technologies, Inc.	94
30	Mitsubishi Corp., (Japan)	558
13	Rush Enterprises, Inc., Class A (a)	434
39	Sumitomo Corp., (Japan)	501
1	W.W. Grainger, Inc.	150
8	Watsco, Inc.	790

		3,043

	Transportation Infrastructure — 0.0% (g)
95	Shenzhen International Holdings Ltd., (Hong Kong)	119
19	TAV Havalimanlari Holding A.S., (Turkey)	149

		268

	Total Industrials	71,489

Information Technology — 9.1%
	Communications Equipment — 0.9%
24	Brocade Communications Systems, Inc. (a)	256
23	Ciena Corp. (a)	525
134	Cisco Systems, Inc.	3,013
10	Comtech Telecommunications Corp.	312
7	Harmonic, Inc. (a)	49
7	InterDigital, Inc.	233
8	Palo Alto Networks, Inc. (a)	529
54	QUALCOMM, Inc.	4,278
7	Ubiquiti Networks, Inc. (a)	319
33	Wistron NeWeb Corp., (Taiwan)	75

		9,589

	Electronic Equipment, Instruments & Components — 0.3%
5	Aeroflex Holding Corp. (a) (m)	40
8	Amphenol Corp., Class A	737
284	Anxin-China Holdings Ltd., (Hong Kong)	44
10	Benchmark Electronics, Inc. (a)	220
2	Checkpoint Systems, Inc. (a)	25
2	Coherent, Inc. (a)	160
145	Compeq Manufacturing Co., Ltd., (Taiwan)	86
2	Control4 Corp. (a)	43
116	Hitachi Ltd., (Japan)	859
29	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	168
1	Insight Enterprises, Inc. (a)	19
4	InvenSense, Inc. (a)	96
2	Keyence Corp., (Japan)	824
2	Knowles Corp. (a)	63
1	Multi-Fineline Electronix, Inc. (a)	8
4	Newport Corp. (a)	75
8	Partron Co. Ltd., (South Korea)	98
3	ScanSource, Inc. (a)	113
202	Truly International Holdings Ltd., (Hong Kong)	136
3	Vishay Intertechnology, Inc.	40
34	Zhen Ding Technology Holding Ltd., (Taiwan)	87

		3,941

	Internet Software & Services — 1.4%
3	Aerohive Networks, Inc. (a)	27
1	Amber Road, Inc. (a) (m)	11
1	Baidu, Inc., (China), ADR (a)	181
22	Bazaarvoice, Inc. (a)	163
3	Blucora, Inc. (a)	61
1	Care.com, Inc. (a)	9
2	Chegg, Inc. (a)	10
11	Dealertrack Technologies, Inc. (a)	546
6	Digital River, Inc. (a)	111
15	eBay, Inc. (a)	828
29	Facebook, Inc., Class A (a)	1,723
8	Google, Inc., Class A (a)	8,631
10	Intralinks Holdings, Inc. (a)	98
8	Millennial Media, Inc. (a)	55
5	NetEase, Inc., (China), ADR	345
1	Q2 Holdings, Inc. (a)	11
2	Sohu.com, Inc., (China) (a)	106
14	Trulia, Inc. (a)	452
5	Twitter, Inc. (a)	252
12	United Online, Inc.	142
8	VeriSign, Inc. (a)	447
4	WebMD Health Corp. (a)	146
– (h)	Xoom Corp. (a)	8
74	Yahoo! Japan Corp., (Japan)	362
24	Yahoo!, Inc. (a)	847

		15,572

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — 1.2%
24	Accenture plc, (Ireland), Class A	1,925
5	Alliance Data Systems Corp. (a) (m)	1,290
5	Amdocs Ltd.	237
34	Cognizant Technology Solutions Corp., Class A (a)	1,710
4	Computer Sciences Corp.	262
1	CSG Systems International, Inc.	30
1	EVERTEC, Inc., (Puerto Rico)	19
15	HCL Technologies Ltd., (India)	347
2	Heartland Payment Systems, Inc.	66
12	Infosys Ltd., (India), ADR	642
25	MasterCard, Inc., Class A	1,855
21	Nomura Research Institute Ltd., (Japan)	672
4	Unisys Corp. (a)	113
1	Vantiv, Inc., Class A (a)	37
1	VeriFone Systems, Inc. (a)	44
16	Visa, Inc., Class A	3,388
21	Western Union Co. (The)	349

		12,986

	Semiconductors & Semiconductor Equipment — 2.1%
1	Advanced Energy Industries, Inc. (a) (m)	23
419	Advanced Semiconductor Engineering, Inc., (Taiwan)	465
11	Analog Devices, Inc.	558
71	Applied Materials, Inc.	1,446
18	ASML Holding N.V., (Netherlands)	1,642
46	Avago Technologies Ltd., (Singapore)	2,969
95	Chipbond Technology Corp., (Taiwan)	168
5	Cirrus Logic, Inc. (a)	97
2	DSP Group, Inc. (a)	19
2	First Solar, Inc. (a)	126
26	Freescale Semiconductor Ltd. (a)	633
8	Integrated Device Technology, Inc. (a)	100
43	KLA-Tencor Corp.	2,952
53	Lam Research Corp. (a)	2,917
16	Marvell Technology Group Ltd., (Bermuda)	255
2	Micrel, Inc.	19
6	NVIDIA Corp.	111
8	ON Semiconductor Corp. (a)	76
8	Photronics, Inc. (a)	66
13	PLX Technology, Inc. (a)	81
9	PMC-Sierra, Inc. (a)	65
49	Radiant Opto-Electronics Corp., (Taiwan)	198
66	Realtek Semiconductor Corp., (Taiwan)	199
6	RF Micro Devices, Inc. (a)	44
3	Samsung Electronics Co., Ltd., (South Korea)	3,770
11	SK Hynix, Inc., (South Korea) (a)	362
4	SunPower Corp. (a)	123
113	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	2,267
12	Teradyne, Inc. (a)	239
14	Texas Instruments, Inc.	655
13	TriQuint Semiconductor, Inc. (a)	174
16	Ultra Clean Holdings, Inc. (a)	208
104	Vanguard International Semiconductor Corp., (Taiwan)	156
3	Xilinx, Inc.	183

		23,366

	Software — 2.0%
2	ACI Worldwide, Inc. (a) (m)	107
22	Activision Blizzard, Inc. (m)	456
26	Adobe Systems, Inc. (a) (m)	1,712
6	Aspen Technology, Inc. (a)	235
6	CA, Inc.	177
11	Citrix Systems, Inc. (a)	629
9	CommVault Systems, Inc. (a)	593
33	Electronic Arts, Inc. (a)	951
2	Fair Isaac Corp.	115
1	FireEye, Inc. (a)	37
17	Giant Interactive Group, Inc., (China), ADR	196
12	Manhattan Associates, Inc. (a)	405
191	Microsoft Corp.	7,838
87	Oracle Corp.	3,573
1	Pegasystems, Inc.	52
6	Perfect World Co., Ltd., (China), ADR	118
3	Progress Software Corp. (a)	60
1	QAD, Inc., Class A	17
4	Rally Software Development Corp. (a)	49
33	SAP AG, (Germany)	2,669
9	ServiceNow, Inc. (a)	550
5	Splunk, Inc. (a)	393
2	TIBCO Software, Inc. (a)	34
15	TiVo, Inc. (a)	194
1	Varonis Systems, Inc. (a)	39
1	VMware, Inc., Class A (a)	156

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
7	Workday, Inc., Class A (a)	665

		22,020

	Technology Hardware, Storage & Peripherals — 1.2%
15	Apple, Inc.	7,814
7	Avid Technology, Inc. (a)	45
13	Canon, Inc., (Japan)	388
60	Catcher Technology Co., Ltd., (Taiwan)	436
57	Chicony Electronics Co., Ltd., (Taiwan)	147
16	EMC Corp.	439
65	Hewlett-Packard Co.	2,110
135	Inventec Corp., (Taiwan)	133
436	Lenovo Group Ltd., (China)	482
11	Lexmark International, Inc., Class A	495
134	Lite-On Technology Corp., (Taiwan)	201
2	QLogic Corp. (a)	19
4	SanDisk Corp.	325
9	Western Digital Corp.	808

		13,842

	Total Information Technology	101,316

Materials — 2.7%
	Chemicals — 1.1%
12	Akzo Nobel N.V., (Netherlands)	949
5	Albemarle Corp. (m)	359
8	Axiall Corp.	365
12	BASF SE, (Germany)	1,386
20	Dow Chemical Co. (The)	964
6	Ecolab, Inc.	652
2	LG Chem Ltd., (South Korea)	391
4	Linde AG, (Germany)	732
6	LyondellBasell Industries N.V., Class A	489
5	Methanex Corp., (Canada)	308
6	Minerals Technologies, Inc.	412
13	Monsanto Co.	1,473
10	Nitto Denko Corp., (Japan)	494
3	OM Group, Inc.	92
5	PPG Industries, Inc.	991
4	Sherwin-Williams Co. (The)	747
14	Shin-Etsu Chemical Co., Ltd., (Japan)	775
6	Solvay S.A., (Belgium)	1,010
3	Tredegar Corp.	60
47	UPL Ltd., (India)	145

		12,794

	Construction Materials — 0.2%
7	Holcim Ltd., (Switzerland) (a)	588
5	Imerys S.A., (France)	481
9	Lafarge S.A., (France)	707
5	Martin Marietta Materials, Inc.	690

		2,466

	Containers & Packaging — 0.2%
15	Ball Corp.	795
16	Graphic Packaging Holding Co. (a)	164
3	Myers Industries, Inc.	58
4	Rock-Tenn Co., Class A	473
14	Sealed Air Corp.	450

		1,940

	Metals & Mining — 1.1%
122	Alcoa, Inc. (m)	1,573
40	BHP Billiton Ltd., (Australia)	1,351
173	Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	223
46	First Quantum Minerals Ltd., (Canada)	854
45	Freeport-McMoRan Copper & Gold, Inc.	1,491
185	Glencore Xstrata plc, (Switzerland) (a)	955
12	Rio Tinto Ltd., (Australia)	682
39	Rio Tinto plc, (United Kingdom)	2,148
55	United States Steel Corp.	1,505
59	Vale S.A., (Brazil), ADR	820
6	Worthington Industries, Inc.	218

		11,820

	Paper & Forest Products — 0.1%
1	Domtar Corp., (Canada)	64
5	Resolute Forest Products, Inc., (Canada) (a)	95
53	Stora Enso OYJ, (Finland), Class R	565
32	UPM-Kymmene OYJ, (Finland)	545

		1,269

	Total Materials	30,289

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.8%
16	AT&T, Inc. (m)	565
4	CenturyLink, Inc.	143
348	China Unicom Hong Kong Ltd., (Hong Kong)	459
4	Fairpoint Communications, Inc. (a)	59
12	Inteliquent, Inc.	169
240	Koninklijke KPN N.V., (Netherlands) (a)	849
5	magicJack VocalTec Ltd., (Israel) (a)	114
21	Telefonica Brasil S.A., (Brazil), ADR	436

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
113	Verizon Communications, Inc.	5,363

		8,157

	Wireless Telecommunication Services — 0.5%
99	China Mobile Ltd., (Hong Kong)	909
16	KDDI Corp., (Japan)	946
14	MegaFon OAO, (Russia), GDR	401
25	Mobile Telesystems OJSC, (Russia), ADR	441
40	MTN Group Ltd., (South Africa)	820
2	SK Telecom Co., Ltd., (South Korea)	434
11	VimpelCom Ltd., (Netherlands), ADR	97
492	Vodafone Group plc, (United Kingdom)	1,811

		5,859

	Total Telecommunication Services	14,016

Utilities — 1.4%
	Electric Utilities — 0.7%
21	American Electric Power Co., Inc. (m)	1,042
9	Duke Energy Corp.	641
18	Edison International	1,023
3	El Paso Electric Co.	93
7	Entergy Corp.	481
9	FirstEnergy Corp.	320
25	NextEra Energy, Inc.	2,418
8	Northeast Utilities	369
33	PGE S.A., (Poland)	204
2	PNM Resources, Inc.	57
5	Portland General Electric Co.	168
1	UNS Energy Corp.	70
19	Xcel Energy, Inc.	586

		7,472

	Gas Utilities — 0.2%
11	AGL Resources, Inc. (m)	528
120	ENN Energy Holdings Ltd., (China)	837
2	Laclede Group, Inc. (The)	71
2	Piedmont Natural Gas Co., Inc.	56
1	Southwest Gas Corp.	63
9	UGI Corp.	403

		1,958

	Independent Power and Renewable Electricity Producers — 0.0% (g)
29	AES Corp. (m)	413
6	Calpine Corp. (a)	132

		545

	Multi-Utilities — 0.5%
89	Centrica plc, (United Kingdom)	489
14	CMS Energy Corp.	406
10	Dominion Resources, Inc.	724
38	GDF Suez, (France)	1,029
23	NiSource, Inc.	833
5	NorthWestern Corp.	256
5	Public Service Enterprise Group, Inc.	183
11	Sempra Energy	1,016
29	Suez Environnement Co., (France)	598

		5,534

	Total Utilities	15,509

	Total Common Stocks (Cost $483,126)	632,687

Preferred Stocks — 0.3%
Consumer Discretionary — 0.2%
	Automobiles — 0.2%
6	Volkswagen AG, (Germany)	1,623

Consumer Staples — 0.1%
	Household Products — 0.1%
13	Henkel AG & Co. KGaA, (Germany)	1,351

Financials — 0.0% (g)
	Banks — 0.0% (g)
18	Banco do Estado do Rio Grande do Sul S.A., (Brazil), Class B	101

	Capital Markets — 0.0% (g)
3	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	71
3	Morgan Stanley, VAR, 7.125%, 10/15/23 ($25 par value) @	80
5	State Street Corp., VAR, 5.900%, 03/15/24 ($25 par value) (a) @	122

		273

	Total Financials	374

	Total Preferred Stocks (Cost $1,848)	3,348

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.4%
	ACE Securities Corp. Home Equity Loan Trust,
307	Series 2004-HE3, Class M3, VAR, 1.234%, 11/25/34 (m)	263
210	Series 2005-HE7, Class A1B2, VAR, 0.454%, 11/25/35 (m)	196
241	Series 2005-SD1, Class M1, VAR, 0.904%, 11/25/50 (m)	237
353	Series 2006-SD1, Class A1B, VAR, 0.504%, 02/25/36 (m)	349
	Ally Auto Receivables Trust,
18	Series 2010-3, Class A4, 1.550%, 08/17/15 (m)	18
– (h)	Series 2011-3, Class A3, 0.970%, 08/17/15 (m)	–	(h)
92	Series 2013-1, Class A3, 0.630%, 05/15/17 (m)	93
115	Series 2013-2, Class A3, 0.790%, 01/15/18 (m)	115
96	Series 2013-SN1, Class A3, 0.720%, 05/20/16 (m)	96
	AmeriCredit Automobile Receivables Trust,
– (h)	Series 2011-3, Class A3, 1.170%, 01/08/16	–	(h)
40	Series 2013-1, Class A3, 0.610%, 10/10/17	40
118	Series 2013-5, Class A3, 0.900%, 09/10/18	118
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
197	Series 2002-2, Class M3, VAR, 2.809%, 08/25/32	185
672	Series 2003-9, Class M2, VAR, 3.005%, 09/25/33	635
987	Series 2004-R1, Class M1, VAR, 0.949%, 02/25/34	888
382	Series 2004-R1, Class M6, VAR, 2.224%, 02/25/34	319
161	Series 2004-R1, Class M8, VAR, 2.779%, 02/25/34	158
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,127	Series 2003-W9, Class M2, VAR, 2.734%, 01/25/34	1,042
154	Series 2004-W3, Class A3, VAR, 0.974%, 02/25/34	141
462	Series 2004-W4, Class A, VAR, 0.674%, 03/25/34	421
	Bayview Financial Mortgage Pass-Through Trust,
67	Series 2005-C, Class A1C, VAR, 0.563%, 06/28/44	66
350	Series 2006-A, Class 2A4, VAR, 0.453%, 02/28/41	346
119	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	119
92	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 07/16/18	92
25	CDC Mortgage Capital Trust, Series 2003-HE3, Class M2, VAR, 2.779%, 11/25/33	22
500	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.634%, 01/25/35	468
441	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.404%, 04/25/34	280
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	171
	CNH Equipment Trust,
96	Series 2012-D, Class A3, 0.650%, 04/16/18	96
130	Series 2013-A, Class A3, 0.690%, 06/15/18	130
65	Series 2013-C, Class A3, 1.020%, 08/15/18	65
214	Series 2013-D, Class A3, 0.770%, 10/15/18	214
193	Series 2014-A, Class A3, 0.840%, 05/15/19	193
	Countrywide Asset-Backed Certificates,
509	Series 2003-5, Class MF2, 5.763%, 11/25/33	459
563	Series 2003-BC1, Class A1, VAR, 0.954%, 03/25/33	517
1,120	Series 2004-6, Class M2, VAR, 0.804%, 10/25/34	1,059
445	Series 2004-BC1, Class M3, VAR, 2.254%, 10/25/33	367
785	Series 2004-SD2, Class M1, VAR, 0.774%, 06/25/33 (e)	753
116	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 07/16/18 (e)	116
	Credit Suisse First Boston Mortgage Securities Corp.,
37	Series 2002-HE4, Class AF, 5.510%, 08/25/32	40
34	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	35
	Credit-Based Asset Servicing and Securitization LLC,
404	Series 2003-CB5, Class M2, VAR, 2.629%, 11/25/33	386
446	Series 2004-CB5, Class M1, VAR,1.069%, 01/25/34	414
144	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	143
299	Series 2005-CB5, Class AF2, SUB, 4.831%, 08/25/35	303

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,006
106	Exeter Automobile Receivables Trust, Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	106
	Fifth Third Auto Trust,
140	Series 2013-1, Class A3, 0.880%, 10/16/17	141
106	Series 2013-A, Class A3, 0.610%, 09/15/17	106
	First Franklin Mortgage Loan Trust,
53	Series 2004-FF10, Class A3, VAR, 0.694%, 09/25/34	53
857	Series 2005-FF10, Class A4, VAR, 0.474%, 11/25/35	815
67	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	67
	Ford Credit Auto Owner Trust,
67	Series 2013-B, Class A3, 0.570%, 10/15/17	67
97	Series 2013-C, Class A3, 0.820%, 12/15/17	98
154	Series 2013-D, Class A3, 0.670%, 04/15/18	154
312	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.504%, 01/25/45 (e)	304
179	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	179
100	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	100
	Home Equity Asset Trust,
142	Series 2003-1, Class M1, VAR, 1.654%, 06/25/33	133
152	Series 2004-6, Class M2, VAR, 1.054%, 12/25/34	139
609	Series 2005-7, Class 2A4, VAR, 0.534%, 01/25/36	588
418	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.354%, 11/25/34	370
	Honda Auto Receivables Owner Trust,
37	Series 2011-1, Class A4, 1.800%, 04/17/17	37
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
121	Series 2013-1, Class A3, 0.480%, 11/21/16	121
59	Series 2013-2, Class A3, 0.530%, 02/16/17	59
153	Series 2013-4, Class A3, 0.690%, 09/18/17	153
291	Series 2014-1, Class A3, 0.670%, 11/21/17	291
83	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	83
	Hyundai Auto Receivables Trust,
51	Series 2010-B, Class A4, 1.630%, 03/15/17	52
57	Series 2011-B, Class A4, 1.650%, 02/15/17	57
212	Series 2013-A, Class A3, 0.560%, 07/17/17	212
104	Series 2013-B, Class A3, 0.710%, 09/15/17	104
112	Series 2014-A, Class A3, 0.790%, 07/16/18	112
120	John Deere Owner Trust, Series 2013-A, Class A3, 0.600%, 03/15/17	120
	Long Beach Mortgage Loan Trust,
835	Series 2001-2, Class M1, VAR, 0.994%, 07/25/31	802
217	Series 2003-4, Class M2, VAR, 2.779%, 08/25/33	207
371	Series 2004-1, Class M3, VAR, 1.204%, 02/25/34	343
	MASTR Asset-Backed Securities Trust,
353	Series 2002-OPT1, Class M3, VAR, 3.679%, 11/25/32	359
107	Series 2004-OPT1, Class M2, VAR, 1.804%, 02/25/34	86
60	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	60
86	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	86
	Merrill Lynch Mortgage Investors Trust,
820	Series 2002-NC1, Class M1, VAR, 1.204%, 05/25/33	773
775	Series 2005-NC1, Class M2, VAR, 1.234%, 10/25/35	673
	Morgan Stanley ABS Capital I, Inc. Trust,
1,000	Series 2004-HE6, Class M1, VAR, 0.979%, 08/25/34	914
414	Series 2004-NC2, Class M2, VAR, 1.954%, 12/25/33	333
238	Series 2005-HE1, Class M4, VAR,1.234%, 12/25/34	187
83	Series 2005-HE1, Class M3, VAR, 0.934%, 12/25/34	70
501	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M1, VAR,1.579%, 02/25/33	475
	New Century Home Equity Loan Trust,
773	Series 2003-6, Class M1, VAR, 1.234%, 01/25/34	715
250	Series 2005-1, Class M1, VAR, 0.604%, 03/25/35	235

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
41	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	41
	Nissan Auto Receivables Owner Trust,
83	Series 2012-A, Class A4, 1.000%, 07/16/18	83
98	Series 2013-A, Class A3, 0.500%, 05/15/17	98
180	Series 2013-C, Class A3, 0.670%, 08/15/18	180
160	Series 2014-A, Class A3, 0.720%, 08/15/18	160
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 2.929%, 09/25/33	348
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
475	Series 2003-2, Class M1, VAR, 1.129%, 04/25/33	397
363	Series 2003-4, Class M1, VAR, 1.174%, 07/25/33	317
625	Series 2003-5, Class A3, VAR, 1.054%, 08/25/33	581
	Option One Mortgage Loan Trust,
249	Series 2003-1, Class M2, VAR, 3.079%, 02/25/33	218
1,271	Series 2004-2, Class M2, VAR, 1.729%, 05/25/34	1,004
190	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.092%, 10/25/34	189
	RAMP Trust,
138	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	142
710	Series 2004-RS9, Class MII1, VAR, 1.129%, 09/25/34	665
	RASC Trust,
1,360	Series 2001-KS3, VAR, 0.614%, 09/25/31	1,257
299	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	305
673	Series 2005-KS2, Class M1, VAR, 0.799%, 03/25/35	606
48	Series 2005-KS7, Class M1, VAR, 0.594%, 08/25/35	48
	Renaissance Home Equity Loan Trust,
1,195	Series 2003-2, Class A, VAR, 1.034%, 08/25/33	1,120
1,060	Series 2003-2, Class M1, VAR, 0.979%, 08/25/33	908
567	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	555
	Santander Drive Auto Receivables Trust,
28	Series 2011-1, Class B, 2.350%, 11/16/15	28
125	Series 2013-1, Class A3, 0.620%, 06/15/17	125
	Saxon Asset Securities Trust,
164	Series 2000-2, Class MF2, VAR, 8.179%, 07/25/30	162
48	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	48
565	Series 2003-2, Class M2, VAR, 2.779%, 06/25/33	478
262	Series 2004-2, Class MV2, VAR, 1.954%, 08/25/35	246
32	Soundview Home Loan Trust, Series 2006-WF1, Class A2, SUB, 5.645%, 10/25/36	27
676	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.054%, 11/25/34	622
	Structured Asset Investment Loan Trust,
351	Series 2003-BC3, Class M1, VAR, 1.579%, 04/25/33	343
269	Series 2004-7, Class M1, VAR, 1.204%, 08/25/34	248
474	Series 2004-8, Class M2, VAR, 1.084%, 09/25/34	410
215	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.424%, 05/25/31 (e)	121
	Toyota Auto Receivables Owner Trust,
31	Series 2013-A, Class A3, 0.550%, 01/17/17	31
249	Series 2014-A, Class A3, 0.670%, 12/15/17	249
154	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	154
	Volkswagen Auto Loan Enhanced Trust,
84	Series 2012-2, Class A3, 0.460%, 01/20/17	84
217	Series 2013-2, Class A3, 0.700%, 04/20/18	217

	Total Asset-Backed Securities (Cost $35,822)	37,167

Collateralized Mortgage Obligations — 6.2%
	Agency CMO — 4.6%
111	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	117
246	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	280
	Federal Home Loan Mortgage Corp. REMIC,
4	Series 1087, Class I, 8.500%, 06/15/21	5
4	Series 1136, Class H, 6.000%, 09/15/21	4
100	Series 1617, Class PM, 6.500%, 11/15/23	111
87	Series 1710, Class GH, 8.000%, 04/15/24	99
63	Series 1732, Class K, 6.500%, 05/15/24	71

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
80	Series 1843, Class Z, 7.000%, 04/15/26	89
96	Series 2033, Class K, 6.050%, 08/15/23	103
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,855
200	Series 2378, Class BD, 5.500%, 11/15/31	218
18	Series 2391, Class QR, 5.500%, 12/15/16	19
53	Series 2394, Class MC, 6.000%, 12/15/16	55
74	Series 2405, Class JF, 6.000%, 01/15/17	77
38	Series 2425, Class OB, 6.000%, 03/15/17	40
165	Series 2455, Class GK, 6.500%, 05/15/32	185
44	Series 2457, Class PE, 6.500%, 06/15/32	50
118	Series 2473, Class JZ, 6.500%, 07/15/32	132
10	Series 2503, Class TG, 5.500%, 09/15/17	11
11	Series 2508, Class AQ, 5.500%, 10/15/17	12
69	Series 2527, Class BP, 5.000%, 11/15/17	73
42	Series 2531, Class HN, 5.000%, 12/15/17	44
36	Series 2538, Class CB, 5.000%, 12/15/17	38
205	Series 2564, Class NK, 5.000%, 02/15/18	216
210	Series 2575, Class PE, 5.500%, 02/15/33	229
477	Series 2586, Class WG, 4.000%, 03/15/33	501
115	Series 2594, Class OL, 5.000%, 04/15/18	121
101	Series 2595, Class HO, 4.500%, 03/15/23	107
134	Series 2627, Class KM, 4.500%, 06/15/18	142
194	Series 2636, Class Z, 4.500%, 06/15/18	204
111	Series 2651, Class VZ, 4.500%, 07/15/18	117
25	Series 2657, Class ME, 5.000%, 10/15/22	26
120	Series 2663, Class VQ, 5.000%, 06/15/22	120
670	Series 2682, Class LD, 4.500%, 10/15/33	700
200	Series 2685, Class DT, 5.000%, 10/15/23	220
70	Series 2686, Class GC, 5.000%, 10/15/23	77
332	Series 2699, Class TC, 4.000%, 11/15/18	348
279	Series 2715, Class NG, 4.500%, 12/15/18	295
38	Series 2727, Class PE, 4.500%, 07/15/32	39
134	Series 2744, Class TU, 5.500%, 05/15/32	141
107	Series 2756, Class NA, 5.000%, 02/15/24	115
78	Series 2760, Class PD, 5.000%, 12/15/32	79
112	Series 2764, Class OE, 4.500%, 03/15/19	119
200	Series 2764, Class UG, 5.000%, 03/15/34	217
76	Series 2773, Class CD, 4.500%, 04/15/24	81
11	Series 2780, Class JA, 4.500%, 04/15/19	12
12	Series 2780, Class JG, 4.500%, 04/15/19	12
163	Series 2783, Class AT, 4.000%, 04/15/19	171
53	Series 2809, Class UC, 4.000%, 06/15/19	55
189	Series 2852, Class NY, 5.000%, 09/15/33	196
392	Series 2864, Class NB, 5.500%, 07/15/33	423
24	Series 2864, Class PE, 5.000%, 06/15/33	25
202	Series 2877, Class AD, 4.000%, 10/15/19	211
9	Series 2899, Class KB, 4.500%, 03/15/19	9
329	Series 2901, Class KB, 5.000%, 12/15/34	360
224	Series 2910, Class BE, 4.500%, 12/15/19	237
381	Series 2912, Class EH, 5.500%, 01/15/35	421
44	Series 2922, Class GA, 5.500%, 05/15/34	48
12	Series 2931, Class AM, 4.500%, 07/15/19	12
150	Series 2950, Class KZ, 4.500%, 03/15/20	162
500	Series 2960, Class JH, 5.500%, 04/15/35	557
156	Series 2988, Class TY, 5.500%, 06/15/25	173
99	Series 2989, Class TG, 5.000%, 06/15/25	108
18	Series 3000, Class PB, 3.900%, 01/15/23	18
300	Series 3017, Class ML, 5.000%, 08/15/35	329
442	Series 3028, Class ME, 5.000%, 02/15/34	464
136	Series 3031, Class AG, 5.000%, 02/15/34	140
77	Series 3036, Class ND, 5.000%, 05/15/34	79
50	Series 3064, Class OG, 5.500%, 06/15/34	52
54	Series 3077, Class TO, PO, 04/15/35	50
152	Series 3078, Class PD, 5.500%, 07/15/34	157
91	Series 3098, Class PE, 5.000%, 06/15/34	93
243	Series 3102, Class CE, 5.500%, 01/15/26	268
55	Series 3106, Class PD, 5.500%, 06/15/34	56
59	Series 3113, Class QD, 5.000%, 06/15/34	60
181	Series 3116, Class PD, 5.000%, 10/15/34	188
76	Series 3121, Class JD, 5.500%, 03/15/26	84
145	Series 3151, Class UC, 5.500%, 08/15/35	153
24	Series 3200, Class PO, PO, 08/15/36	23
94	Series 3212, Class BK, 5.500%, 09/15/36	102
197	Series 3213, Class PE, 6.000%, 09/15/36	218
102	Series 3279, Class PE, 5.500%, 02/15/37	111
21	Series 3312, Class LB, 5.500%, 11/15/25	22
268	Series 3349, Class DP, 6.000%, 09/15/36	285
250	Series 3405, Class PE, 5.000%, 01/15/38	271
100	Series 3523, Class EX, 5.000%, 04/15/39	110
300	Series 3532, Class EB, 4.000%, 05/15/24	322
100	Series 3534, Class MB, 4.000%, 05/15/24	105
225	Series 3553, Class PG, 5.500%, 07/15/39	248
158	Series 3564, Class NB, 5.000%, 08/15/39	170
331	Series 3622, Class TA, 5.500%, 10/15/26	347

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
126	Series 3622, Class WA, 5.500%, 09/15/39	140
214	Series 3653, Class HJ, 5.000%, 04/15/40	235
289	Series 3662, Class PJ, 5.000%, 04/15/40	315
352	Series 3662, Class QB, 5.000%, 03/15/38	381
200	Series 3677, Class KB, 4.500%, 05/15/40	212
120	Series 3680, Class LC, 4.500%, 06/15/40	122
128	Series 3688, Class GT, VAR, 7.198%, 11/15/46	153
250	Series 3710, Class GB, 4.000%, 08/15/25	263
136	Series 3747, Class HI, IO, 4.500%, 07/15/37	17
303	Series 3747, Class HX, 4.500%, 11/15/39	321
250	Series 3748, Class D, 4.000%, 11/15/39	259
114	Series 3755, Class MU, 4.000%, 11/15/30	115
220	Series 3768, Class MB, 4.000%, 12/15/39	230
400	Series 3787, Class AY, 3.500%, 01/15/26	414
150	Series 3795, Class PD, 4.500%, 01/15/40	164
836	Series 3827, Class BM, 5.500%, 08/15/39	907
153	Series 3828, Class EM, 4.500%, 06/15/39	163
154	Series 3852, Class TP, IF, 5.500%, 05/15/41	170
350	Series 3859, Class JB, 5.000%, 05/15/41	387
300	Series 3874, Class DW, 3.500%, 06/15/21	317
133	Series 3902, Class MA, 4.500%, 07/15/39	142
350	Series 3911, Class B, 3.500%, 08/15/26	361
124	Series 3962, Class KD, 3.000%, 10/15/26	120
800	Series 3989, Class JW, 3.500%, 01/15/42	775
174	Series 4068, Class PE, 3.000%, 06/15/42	158
335	Series 4219, Class JA, 3.500%, 08/15/39	344
6	Series 50, Class I, 8.000%, 06/15/20	6
273	Federal Home Loan Mortgage Corp. STRIPS, Series 279, Class F6, VAR, 0.605%, 09/15/42	271
134	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	157
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	274
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	422
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	175
412	Series 2013-M13, Class A2, VAR, 2.372%, 04/25/23	391
500	Series 2014-M1, Class A2, VAR, 3.394%, 07/25/23	504
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	361
400	Series 2014-M3, Class A2, 3.501%, 01/25/24	404
	Federal National Mortgage Association REMIC,
5	Series 1990-7, Class B, 8.500%, 01/25/20	6
2	Series 1990-35, Class E, 9.500%, 04/25/20	2
5	Series 1990-76, Class G, 7.000%, 07/25/20	6
21	Series 1990-106, Class J, 8.500%, 09/25/20	24
4	Series 1991-73, Class A, 8.000%, 07/25/21	4
62	Series 1992-112, Class GB, 7.000%, 07/25/22	69
24	Series 1992-195, Class C, 7.500%, 10/25/22	27
97	Series 1998-37, Class VZ, 6.000%, 06/17/28	108
186	Series 1998-66, Class B, 6.500%, 12/25/28	203
52	Series 2002-19, Class PE, 6.000%, 04/25/17	54
112	Series 2002-24, Class AJ, 6.000%, 04/25/17	118
161	Series 2002-55, Class PG, 5.500%, 09/25/32	176
21	Series 2002-63, Class KC, 5.000%, 10/25/17	22
57	Series 2002-63, Class LB, 5.500%, 10/25/17	60
167	Series 2002-82, Class PE, 6.000%, 12/25/32	181
37	Series 2003-21, Class OU, 5.500%, 03/25/33	40
246	Series 2003-29, Class BY, 5.500%, 04/25/33	270
32	Series 2003-33, Class AC, 4.250%, 03/25/33	33
43	Series 2003-58, Class AD, 3.250%, 07/25/33	44
23	Series 2003-63, Class PE, 3.500%, 07/25/33	24
150	Series 2003-67, Class KE, 5.000%, 07/25/33	162
148	Series 2003-78, Class B, 5.000%, 08/25/23	162
240	Series 2003-81, Class LC, 4.500%, 09/25/18	254
161	Series 2003-83, Class PG, 5.000%, 06/25/23	171
78	Series 2003-110, Class WA, 4.000%, 08/25/33	82
121	Series 2003-122, Class TE, 5.000%, 12/25/22	123
639	Series 2003-131, Class CH, 5.500%, 01/25/34	700
327	Series 2004-36, Class PC, 5.500%, 02/25/34	349
127	Series 2005-5, Class CK, 5.000%, 01/25/35	135
62	Series 2005-18, Class EG, 5.000%, 03/25/25	68
18	Series 2005-23, Class TG, 5.000%, 04/25/35	19
101	Series 2005-29, Class WC, 4.750%, 04/25/35	109
238	Series 2005-38, Class TB, 6.000%, 11/25/34	262
83	Series 2005-44, Class PE, 5.000%, 07/25/33	84
145	Series 2005-58, Class EP, 5.500%, 07/25/35	158
148	Series 2005-68, Class BC, 5.250%, 06/25/35	160
559	Series 2005-70, Class KP, 5.000%, 06/25/35	599

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
168	Series 2006-45, Class NW, 5.500%, 01/25/35	172
98	Series 2007-13, Class H, 5.500%, 03/25/37	107
400	Series 2007-61, Class PE, 5.500%, 07/25/37	438
80	Series 2007-65, Class KI, IF, IO, 6.466%, 07/25/37	12
225	Series 2008-61, Class GB, 5.500%, 07/25/38	247
321	Series 2008-65, Class CD, 4.500%, 08/25/23	342
184	Series 2009-15, Class AC, 5.500%, 03/25/29	202
153	Series 2009-19, Class TD, 5.000%, 08/25/36	161
73	Series 2009-22, Class EG, 5.000%, 07/25/35	79
52	Series 2009-37, Class KI, IF, IO, 5.846%, 06/25/39	8
114	Series 2009-50, Class PT, VAR, 6.069%, 05/25/37	123
150	Series 2009-60, Class DE, 5.000%, 08/25/29	162
52	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	9
110	Series 2009-86, Class OT, PO, 10/25/37	100
196	Series 2009-112, Class ST, IF, IO, 6.096%, 01/25/40	28
800	Series 2010-9, Class MB, 5.000%, 05/25/32	861
491	Series 2010-9, Class ME, 5.000%, 02/25/40	533
300	Series 2010-9, Class PE, 4.500%, 10/25/39	313
110	Series 2010-35, Class SB, IF, IO, 6.266%, 04/25/40	14
600	Series 2010-38, Class KC, 4.500%, 04/25/40	628
400	Series 2010-45, Class BL, 4.500%, 05/25/40	432
318	Series 2010-64, Class DM, 5.000%, 06/25/40	349
92	Series 2010-64, Class EH, 5.000%, 10/25/35	95
182	Series 2010-111, Class AE, 5.500%, 04/25/38	195
450	Series 2010-123, Class BP, 4.500%, 11/25/40	478
184	Series 2011-22, Class MA, 6.500%, 04/25/38	208
650	Series 2011-52, Class KB, 5.500%, 06/25/41	733
530	Series 2011-52, Class LB, 5.500%, 06/25/41	579
558	Series 2011-104, Class KY, 4.000%, 03/25/39	571
146	Series 2011-111, Class EA, 5.000%, 12/25/38	156
166	Series 2012-137, Class CF, VAR, 0.454%, 08/25/41	165
428	Series 2013-83, Class CA, 3.500%, 10/25/37	440
250	Series 2013-101, Class E, 3.000%, 10/25/33	228
50	Series G92-35, Class E, 7.500%, 07/25/22	56
41	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/01/24	38
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	103
358	Series 2003-65, Class AL, 5.500%, 08/20/33	400
184	Series 2003-66, Class HD, 5.500%, 08/20/33	204
550	Series 2004-16, Class AE, 5.500%, 02/20/34	611
145	Series 2004-16, Class EC, 5.500%, 02/20/34	161
705	Series 2004-37, Class PE, 5.500%, 05/20/34	784
350	Series 2005-3, Class QB, 5.000%, 01/16/35	375
283	Series 2005-11, Class PL, 5.000%, 02/20/35	306
104	Series 2005-13, Class AE, 5.000%, 09/20/34	113
144	Series 2005-13, Class BG, 5.000%, 02/20/35	157
390	Series 2005-48, Class CY, 5.000%, 06/20/35	427
175	Series 2005-92, Class CD, 5.000%, 01/20/32	179
100	Series 2006-1, Class LE, 5.500%, 06/20/35	111
399	Series 2006-7, Class ND, 5.500%, 08/20/35	442
62	Series 2006-38, Class SG, IF, IO, 6.493%, 09/20/33	3
260	Series 2006-50, Class JD, 5.000%, 09/20/36	291
377	Series 2006-69, Class MB, 5.500%, 12/20/36	408
121	Series 2007-26, Class SW, IF, IO, 6.043%, 05/20/37	19
125	Series 2007-33, Class LE, 5.500%, 06/20/37	137
130	Series 2007-35, Class NE, 6.000%, 06/16/37	151
209	Series 2007-79, Class BL, 5.750%, 08/20/37	231
161	Series 2008-20, Class HC, 5.750%, 06/16/37	177
61	Series 2008-23, Class YA, 5.250%, 03/20/38	67
113	Series 2008-26, Class JP, 5.250%, 03/20/38	125
460	Series 2008-33, Class PB, 5.500%, 04/20/38	503
109	Series 2008-42, Class PB, 5.500%, 08/20/36	110
688	Series 2008-47, Class P, 5.500%, 06/16/38	775
88	Series 2008-58, Class ZT, 6.500%, 07/20/38	104
59	Series 2008-62, Class SA, IF, IO, 5.993%, 07/20/38	9
267	Series 2008-63, Class PE, 5.500%, 07/20/38	297
143	Series 2008-68, Class PQ, 5.500%, 04/20/38	153
142	Series 2008-71, Class PB, 6.000%, 07/20/37	146
168	Series 2008-76, Class PD, 5.750%, 09/20/38	190
122	Series 2008-76, Class US, IF, IO, 5.743%, 09/20/38	19
266	Series 2008-89, Class JA, 5.750%, 08/20/38	290
187	Series 2008-95, Class DS, IF, IO, 7.143%, 12/20/38	32

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
301	Series 2009-42, Class CD, 5.000%, 06/20/39	327
400	Series 2009-47, Class LT, 5.000%, 06/20/39	435
117	Series 2009-72, Class SM, IF, IO, 6.095%, 08/16/39	18
287	Series 2009-106, Class ST, IF, IO, 5.843%, 02/20/38	42
96	Series 2010-14, Class QP, 6.000%, 12/20/39	104
105	Series 2010-61, Class EA, 5.000%, 09/20/31	108
189	Series 2010-157, Class OP, PO, 12/20/40	158
205	Series 2010-158, Class EP, 4.500%, 12/16/40	216
113	Series 2011-97, Class WA, VAR, 6.091%, 11/20/38	127
504	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	563

		50,807

	Non-Agency CMO — 1.6%
	Alternative Loan Trust,
707	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	696
209	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	214
109	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	105
405	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	397
849	Series 2005-21CB, Class A17, 6.000%, 06/25/35	844
254	Series 2005-46CB, Class A1, 5.750%, 10/25/35	238
241	Series 2005-85CB, Class 2A2, 5.500%, 02/25/36	221
	Banc of America Alternative Loan Trust,
253	Series 2003-3, Class A5, 5.750%, 05/25/33	272
282	Series 2004-9, Class 4A1, 5.500%, 10/25/19	286
577	Series 2006-5, Class 3A1, 6.000%, 06/25/46	587
100	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	104
120	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.794%, 07/25/34	114
229	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2, 5.500%, 10/25/35	230
707	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	699
34	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	35
52	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	54
14	CSMC, Series 2011-7R, Class A1, VAR, 1.250%, 08/28/47 (e)	14
382	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	392
	GSR Mortgage Loan Trust,
46	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	50
28	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	29
503	Series 2005-6F, 3A-17 Class Shares, 5.500%, 07/25/35	505
	Impac CMB Trust,
609	Series 2004-5, Class 1A1, VAR, 0.874%, 10/25/34	588
1,097	Series 2004-9, Class 1A1, VAR, 0.914%, 01/25/35	979
1,131	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.934%, 12/25/34	949
	JP Morgan Mortgage Trust,
136	Series 2006-A2, Class 5A3, VAR, 2.546%, 11/25/33	136
72	Series 2007-A1, Class 5A5, VAR, 2.663%, 07/25/35	73
5	Lehman Mortgage Trust, Series 2006-1, Class 3A3, 5.500%, 02/25/36	5
653	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.454%, 11/25/35	568
	MASTR Alternative Loan Trust,
30	Series 2004-5, Class 5A1, 4.750%, 06/25/19	30
568	Series 2004-6, Class 7A1, 6.000%, 07/25/34	590
910	Series 2004-6, Class 8A1, 5.500%, 07/25/34	949
858	Series 2005-6, Class 1A2, 5.500%, 12/25/35	756
	MASTR Asset Securitization Trust,
7	Series 2003-11, Class 3A1, 4.500%, 12/25/18	7
45	Series 2003-11, Class 8A1, 5.500%, 12/25/33	48
53	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.276%, 08/22/36	53
	Merrill Lynch Mortgage Investors Trust,
55	Series 2003-F, Class A1, VAR, 0.794%, 10/25/28	55

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
66	Series 2004-B, Class A1, VAR, 0.654%, 05/25/29	65
	Morgan Stanley Mortgage Loan Trust,
95	Series 2004-3, Class 4A, VAR, 5.701%, 04/25/34	101
201	Series 2004-4, Class 2A, VAR, 6.356%, 09/25/34	213
	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates,
55	Series 2005-3, Class A1B, VAR, 0.414%, 07/25/35	55
1,030	Series 2005-3, Class APT, VAR, 0.444%, 07/25/35	985
29	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	31
28	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	29
	RALI Trust,
946	Series 2004-QA3, Class CB2, VAR, 3.685%, 08/25/34	958
17	Series 2004-QS3, Class CB, 5.000%, 03/25/19	17
	Residential Asset Securitization Trust,
235	Series 2004-A3, Class A1, 4.500%, 06/25/34	240
1,058	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	980
135	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	136
63	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	64
	Sequoia Mortgage Trust,
129	Series 2004-11, Class A1, VAR, 0.457%, 12/20/34	129
880	Series 2007-3, Class 1A1, VAR, 0.357%, 07/20/36	807
93	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	93
	Structured Asset Mortgage Investments II Trust,
52	Series 2003-AR4, Class A1, VAR, 0.854%, 01/19/34	51
224	Series 2005-AR2, Class 2A1, VAR, 0.384%, 05/25/45	198
21	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.611%, 12/25/33	21
103	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.001%, 12/25/44	104
	WaMu Mortgage Pass-Through Certificates Trust,
41	Series 2003-AR9, Class 1A6, VAR, 2.419%, 09/25/33	42
17	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	17
234	Series 2005-AR10, Class 14A, 2.420%, 09/25/35	221
114	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	115
	Wells Fargo Mortgage-Backed Securities Trust,
21	Series 2004-EE, Class 3A1, VAR, 2.692%, 12/25/34	22
215	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	219
174	Series 2006-AR2, Class 2A3, 2.614%, 03/25/36	173
54	Series 2006-AR10, Class 5A2, VAR, 2.612%, 07/25/36	53

		18,011

	Total Collateralized Mortgage Obligations (Cost $67,018)	68,818

Commercial Mortgage-Backed Securities — 0.4%
	Banc of America Commercial Mortgage Trust,
295	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	319
150	Series 2006-4, Class A4, 5.634%, 07/10/46	162
100	Series 2006-5, Class A4, 5.414%, 09/10/47	108
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	103
100	Series 2005-3, Class AM, 4.727%, 07/10/43	103
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	53
28	Series 2005-6, Class ASB, VAR, 5.182%, 09/10/47	28
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	96
100	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.440%, 03/11/39	107
139	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	149
250	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	256

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
	DBRR Trust,
205	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	204
112	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	112
153	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	155
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	154
87	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	87
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122
200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.390%, 08/12/37	208
165	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	182
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.657%, 05/12/39	108
3,655	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.204%, 12/12/49 (e)	45
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	258
	Morgan Stanley Capital I Trust,
165	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	179
6,771	Series 2007-HQ11, Class X, IO, VAR, 0.230%, 02/12/44 (e)	35
61	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	62
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	111
250	VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	261
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	534
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	203

	Total Commercial Mortgage-Backed Securities (Cost $4,408)	4,504

Corporate Bonds — 8.0%
Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	64
125	5.000%, 03/30/20	139

		203

	Automobiles — 0.1%
	Daimler Finance North America LLC,
170	1.875%, 01/11/18 (e)	169
150	2.375%, 08/01/18 (e)	151
102	8.500%, 01/18/31	152
75	Ford Motor Co., 4.750%, 01/15/43	73
120	General Motors Co., 6.250%, 10/02/43 (e)	130

		675

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	200

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	35

	Internet & Catalog Retail — 0.0% (g)
255	Amazon.com, Inc., 2.500%, 11/29/22 (m)	237

	Media — 0.4%
	21st Century Fox America, Inc.,
55	5.400%, 10/01/43	59
250	6.750%, 01/09/38	299
90	6.900%, 08/15/39	113
	CBS Corp.,
105	1.950%, 07/01/17	106
180	7.875%, 07/30/30	236
	Comcast Corp.,
50	3.125%, 07/15/22	49
115	4.650%, 07/15/42	115
65	4.750%, 03/01/44	66
145	4.950%, 06/15/16	158
100	6.450%, 03/15/37	123
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	33
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
40	4.450%, 04/01/24	40
255	5.150%, 03/15/42	241
150	6.000%, 08/15/40	157

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
	Discovery Communications LLC,
47	4.375%, 06/15/21	50
35	4.875%, 04/01/43	34
	Interpublic Group of Cos., Inc. (The),
50	3.750%, 02/15/23	48
70	4.200%, 04/15/24	70
100	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	98
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	193
30	4.375%, 04/01/21	33
40	4.450%, 01/15/43	39
95	5.150%, 04/30/20	107
60	Omnicom Group, Inc., 3.625%, 05/01/22	60
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	79
150	5.850%, 04/15/40	160
	Time Warner Cable, Inc.,
40	4.500%, 09/15/42	37
100	5.500%, 09/01/41	104
125	7.300%, 07/01/38	156
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	207
	Time Warner, Inc.,
290	4.750%, 03/29/21	317
150	6.500%, 11/15/36	178
250	7.625%, 04/15/31 (m)	333
	Viacom, Inc.,
33	3.250%, 03/15/23	32
17	3.875%, 12/15/21	17
225	4.250%, 09/01/23	232
160	4.375%, 03/15/43	142
55	5.850%, 09/01/43	60

		4,581

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
65	2.875%, 02/15/23	61
100	3.875%, 01/15/22	103
65	4.300%, 02/15/43	60
28	5.900%, 12/01/16	31
150	7.450%, 07/15/17	177
47	7.875%, 07/15/15	51
150	Target Corp., 6.350%, 11/01/32	184

		667

	Specialty Retail — 0.0% (g)
	Home Depot, Inc. (The),
110	3.750%, 02/15/24	113
80	4.875%, 02/15/44	85
150	Lowe’s Cos., Inc., 5.125%, 11/15/41	162

		360

	Total Consumer Discretionary	6,958

Consumer Staples — 0.6%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	137
100	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	101
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14 (m)	45
95	2.500%, 07/15/22	90
285	5.375%, 01/15/20	327
179	Coca-Cola Co. (The), 1.150%, 04/01/18	176
60	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	56
	PepsiCo, Inc.,
115	2.750%, 03/05/22	112
85	2.750%, 03/01/23	80
400	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	411

		1,535

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
65	2.750%, 12/01/22	61
150	4.000%, 12/05/23	153
100	4.125%, 05/15/21	106
25	5.300%, 12/05/43	28
85	5.750%, 05/15/41	99
	CVS Pass-Through Trust,
55	4.704%, 01/10/36 (e)	55
51	6.943%, 01/10/30	61
	Kroger Co. (The),
25	2.300%, 01/15/19	25
135	3.850%, 08/01/23	134
50	5.150%, 08/01/43	52
25	5.400%, 07/15/40	26
150	6.400%, 08/15/17	172

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
250	7.700%, 06/01/29	319
	Wal-Mart Stores, Inc.,
150	2.550%, 04/11/23	141
235	4.000%, 04/11/43	219
65	5.000%, 10/25/40	71
135	5.250%, 09/01/35	152

		1,874

	Food Products — 0.2%
120	Archer-Daniels-Midland Co., 5.765%, 03/01/41	143
100	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	123
100	Cargill, Inc., 3.300%, 03/01/22 (e)	98
265	ConAgra Foods, Inc., 3.200%, 01/25/23	253
	Kellogg Co.,
66	3.250%, 05/21/18	69
100	Series B, 7.450%, 04/01/31	132
	Kraft Foods Group, Inc.,
130	1.625%, 06/04/15	132
45	3.500%, 06/06/22	45
65	5.000%, 06/04/42	68
100	6.875%, 01/26/39	129
150	Mead Johnson Nutrition Co., 5.900%, 11/01/39	172
200	Mondelez International, Inc., 4.000%, 02/01/24	203

		1,567

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	93
100	6.625%, 08/01/37	132

		225

	Tobacco — 0.1%
	Altria Group, Inc.,
350	2.850%, 08/09/22 (m)	329
95	4.250%, 08/09/42 (m)	84
130	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	131
	Philip Morris International, Inc.,
80	4.125%, 03/04/43	73
120	4.375%, 11/15/41	115
60	4.875%, 11/15/43	62
155	Reynolds American, Inc., 3.250%, 11/01/22	146

		940

	Total Consumer Staples	6,141

Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
225	3.250%, 11/15/21	229
80	4.750%, 08/01/43	83
125	8.750%, 02/15/21	161
50	Nabors Industries, Inc., 4.625%, 09/15/21	52
100	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	98
110	Rowan Cos., Inc., 5.850%, 01/15/44	112
172	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	174
	Transocean, Inc., (Cayman Islands),
160	3.800%, 10/15/22	153
65	6.375%, 12/15/21	73
350	6.500%, 11/15/20	393

		1,528

	Oil, Gas & Consumable Fuels — 0.7%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31 (m)	62
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16	139
85	6.375%, 09/15/17	97
150	ANR Pipeline Co., 9.625%, 11/01/21 (m)	209
	BP Capital Markets plc, (United Kingdom),
300	2.241%, 09/26/18	302
141	2.750%, 05/10/23	132
40	3.200%, 03/11/16	42
295	3.245%, 05/06/22	293
	Canadian Natural Resources Ltd., (Canada),
105	5.700%, 05/15/17	118
150	6.250%, 03/15/38	180
115	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	127
	Cenovus Energy, Inc., (Canada),
120	3.000%, 08/15/22	115
50	3.800%, 09/15/23	50
85	4.450%, 09/15/42	80
35	5.200%, 09/15/43	37
100	6.750%, 11/15/39	124
71	Chevron Corp., 3.191%, 06/24/23	70
	ConocoPhillips,
260	6.000%, 01/15/20	308
100	6.500%, 02/01/39	131

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
115	Enbridge, Inc., (Canada), 4.000%, 10/01/23	115
50	Encana Corp., (Canada), 6.625%, 08/15/37	60
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	67
65	5.150%, 02/01/43	63
90	6.050%, 06/01/41	97
75	EnLink Midstream Partners LP, 5.600%, 04/01/44	79
	Enterprise Products Operating LLC,
33	3.900%, 02/15/24	33
60	4.850%, 08/15/42	59
120	4.850%, 03/15/44	120
150	5.200%, 09/01/20	167
50	5.700%, 02/15/42	56
95	VAR, 8.375%, 08/01/66	107
200	Kerr-McGee Corp., 7.875%, 09/15/31	260
	Kinder Morgan Energy Partners LP,
55	3.500%, 03/01/21	55
85	3.950%, 09/01/22	85
205	5.000%, 03/01/43	195
20	6.850%, 02/15/20	23
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	161
125	5.150%, 10/15/43	131
135	Marathon Oil Corp., 6.600%, 10/01/37	169
133	Marathon Petroleum Corp., 6.500%, 03/01/41	161
135	Noble Energy, Inc., 5.250%, 11/15/43	141
125	ONEOK Partners LP, 6.200%, 09/15/43	143
	Petrobras Global Finance B.V., (Netherlands),
42	4.375%, 05/20/23	38
118	6.250%, 03/17/24	122
29	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	30
96	Phillips 66, 4.300%, 04/01/22	102
	Plains All American Pipeline LP/PAA Finance Corp.,
20	3.650%, 06/01/22	20
40	3.850%, 10/15/23	40
190	5.750%, 01/15/20	218
	Spectra Energy Capital LLC,
89	3.300%, 03/15/23	81
100	8.000%, 10/01/19	122
	Spectra Energy Partners LP,
15	2.950%, 09/25/18	15
105	4.750%, 03/15/24	111
	Statoil ASA, (Norway),
133	2.900%, 11/08/20	134
150	3.950%, 05/15/43	140
	Suncor Energy, Inc., (Canada),
170	6.100%, 06/01/18	196
75	6.500%, 06/15/38	93
85	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	85
	Talisman Energy, Inc., (Canada),
75	5.850%, 02/01/37	77
75	6.250%, 02/01/38	80
71	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	67
	Total Capital International S.A., (France),
120	2.700%, 01/25/23	114
25	2.875%, 02/17/22	24
208	Total Capital S.A., (France), 4.125%, 01/28/21	223
90	Williams Partners LP, 5.400%, 03/04/44	92

		7,387

	Total Energy	8,915

Financials — 3.0%
	Banks — 1.1%
400	ABN Amro Bank N.V., (Netherlands), 2.500%, 10/30/18 (e) (m)	400
200	Australia & New Zealand Banking Group Ltd., (Australia), 4.500%, 03/19/24	199
	Bank of Montreal, (Canada),
375	1.450%, 04/09/18	370
40	2.375%, 01/25/19	40
100	2.550%, 11/06/22	94
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15 (m)	50
150	4.375%, 01/13/21	165
210	Banque Federative du Credit Mutuel S.A., (France), 2.750%, 01/22/19 (e)	210
	Barclays Bank plc, (United Kingdom),
150	5.200%, 07/10/14 (m)	152
210	6.050%, 12/04/17 (e)	235
	BB&T Corp.,
83	2.050%, 06/19/18	83

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Banks — Continued
63	5.700%, 04/30/14 (m)	63
	BNP Paribas S.A., (France),
220	2.400%, 12/12/18	220
55	3.250%, 03/03/23	53
250	Branch Banking & Trust Co., 2.850%, 04/01/21	246
550	Capital One Bank USA N.A., 3.375%, 02/15/23	535
	Citigroup, Inc.,
135	1.700%, 07/25/16	136
335	1.750%, 05/01/18	329
175	2.500%, 09/26/18	176
145	3.375%, 03/01/23	140
36	4.587%, 12/15/15	38
65	4.950%, 11/07/43	66
444	5.000%, 09/15/14 (m)	453
192	6.675%, 09/13/43	225
200	8.500%, 05/22/19	255
200	VAR, 0.505%, 06/09/16	198
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	36
120	4.500%, 01/11/21	130
250	Discover Bank, 2.000%, 02/21/18	249
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	210
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	205
	Fifth Third Bancorp,
40	2.300%, 03/01/19	40
115	8.250%, 03/01/38	162
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	217
300	4.750%, 01/19/21 (e)	329
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	801
252	5.100%, 04/05/21	282
200	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/12/24	206
67	KeyCorp, 2.300%, 12/13/18	67
200	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	210
250	PNC Bank N.A., 2.950%, 01/30/23	237
	Royal Bank of Canada, (Canada),
119	2.000%, 10/01/18	119
355	2.200%, 07/27/18	357
33	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	39
	Skandinaviska Enskilda Banken AB, (Sweden),
200	1.750%, 03/19/18 (e)	198
200	2.375%, 11/20/18 (e)	199
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	205
100	SunTrust Bank, 5.000%, 09/01/15	106
97	SunTrust Banks, Inc., 2.350%, 11/01/18	97
	Svenska Handelsbanken AB, (Sweden),
250	2.500%, 01/25/19	252
105	4.875%, 06/10/14 (e) (m)	106
	Swedbank AB, (Sweden),
200	1.750%, 03/12/18 (e)	198
400	2.125%, 09/29/17 (e)	404
120	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	118
67	U.S. Bancorp, 4.125%, 05/24/21	72
200	Wachovia Corp., 5.750%, 02/01/18	229
	Wells Fargo & Co.,
285	2.150%, 01/15/19	284
105	3.000%, 01/22/21	105
170	Series M, 3.450%, 02/13/23	165
55	4.125%, 08/15/23	56
80	5.375%, 11/02/43	84
195	Westpac Banking Corp., (Australia), 2.250%, 01/17/19	194

		12,099

	Capital Markets — 0.5%
150	Ameriprise Financial, Inc., 4.000%, 10/15/23	155
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	91
100	2.950%, 06/18/15	103
100	4.150%, 02/01/21	108
100	BlackRock, Inc., 6.250%, 09/15/17	116
95	Credit Suisse, (Switzerland), 5.400%, 01/14/20	106
200	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e)	220
	Credit Suisse USA, Inc.,
150	5.125%, 08/15/15	159
100	7.125%, 07/15/32	135
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Goldman Sachs Group, Inc. (The),
85	2.375%, 01/22/18	86
273	2.625%, 01/31/19	272
220	2.900%, 07/19/18	224
210	3.300%, 05/03/15	216
540	3.625%, 01/22/23	531
55	4.000%, 03/03/24	55
65	6.250%, 02/01/41	77
120	6.750%, 10/01/37	137
100	7.500%, 02/15/19	121
100	Jefferies Group LLC, 8.500%, 07/15/19	123
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	90
100	7.300%, 08/01/14 (e) (m)	102
	Morgan Stanley,
65	1.750%, 02/25/16	66
165	2.125%, 04/25/18	165
65	2.500%, 01/24/19	65
222	3.750%, 02/25/23	221
300	4.750%, 03/22/17	327
186	5.000%, 11/24/25	191
100	5.550%, 04/27/17	111
500	5.750%, 10/18/16	555
80	6.375%, 07/24/42	98
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	55
	State Street Corp.,
36	3.100%, 05/15/23	34
154	3.700%, 11/20/23	156
150	UBS AG, (Switzerland), 5.750%, 04/25/18	171

		5,567

	Consumer Finance — 0.3%
	American Express Co.,
195	1.550%, 05/22/18	191
250	7.000%, 03/19/18 (m)	297
125	VAR, 6.800%, 09/01/66 (m)	137
	American Honda Finance Corp.,
40	2.125%, 10/10/18	40
150	7.625%, 10/01/18 (e)	184
121	Caterpillar Financial Services Corp., 3.750%, 11/24/23	123
	Ford Motor Credit Co. LLC,
220	1.700%, 05/09/16	222
270	2.750%, 05/15/15	276
200	2.875%, 10/01/18	204
600	3.000%, 06/12/17	623
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16	66
20	3.250%, 05/15/18	20
	John Deere Capital Corp.,
181	1.050%, 10/11/16	181
120	2.800%, 03/04/21	119
106	5.750%, 09/10/18	123
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	96
	Toyota Motor Credit Corp.,
174	2.000%, 10/24/18	174
200	2.625%, 01/10/23	189

		3,265

	Diversified Financial Services — 0.5%
	Bank of America Corp.,
695	2.000%, 01/11/18	694
395	3.300%, 01/11/23	381
50	3.750%, 07/12/16	53
80	3.875%, 03/22/17	85
75	4.000%, 04/01/24	75
63	4.100%, 07/24/23	64
50	5.000%, 01/21/44	51
100	5.420%, 03/15/17	110
130	5.625%, 07/01/20	148
80	Series L, 5.650%, 05/01/18	90
500	7.625%, 06/01/19	615
60	Berkshire Hathaway, Inc., 4.500%, 02/11/43	59
49	CME Group, Inc., 5.300%, 09/15/43	55
	General Electric Capital Corp.,
135	1.625%, 04/02/18	134
255	4.375%, 09/16/20	277
200	4.625%, 01/07/21	220
45	5.500%, 01/08/20	52
105	5.625%, 05/01/18	120
225	5.875%, 01/14/38	265
210	6.750%, 03/15/32	270
	ING US, Inc.,
420	2.900%, 02/15/18	430
50	VAR, 5.650%, 05/15/53	50

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
94	IntercontinentalExchange Group, Inc., 4.000%, 10/15/23	98
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	270
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e) (m)	197
	Shell International Finance B.V., (Netherlands),
90	2.250%, 01/06/23	83
135	2.375%, 08/21/22	127
140	3.400%, 08/12/23	141

		5,214

	Insurance — 0.3%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14 (m)	101
	Allstate Corp. (The),
61	3.150%, 06/15/23 (m)	60
120	5.550%, 05/09/35 (m)	139
90	VAR, 5.750%, 08/15/53 (m)	95
	American International Group, Inc.,
225	3.375%, 08/15/20	230
24	4.125%, 02/15/24	24
290	4.875%, 06/01/22	318
175	6.400%, 12/15/20	208
	Aon Corp.,
53	3.125%, 05/27/16	55
28	6.250%, 09/30/40	34
45	AXA S.A., (France), 8.600%, 12/15/30	58
	Berkshire Hathaway Finance Corp.,
60	2.900%, 10/15/20	61
155	3.000%, 05/15/22	154
	CNA Financial Corp.,
15	5.850%, 12/15/14 (m)	16
30	5.875%, 08/15/20	34
100	6.500%, 08/15/16	112
100	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	103
30	Hartford Financial Services Group, Inc., 5.125%, 04/15/22	33
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	108
25	Lincoln National Corp., 4.850%, 06/24/21	27
90	Markel Corp., 3.625%, 03/30/23	88
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	104
	MetLife, Inc.,
70	4.125%, 08/13/42	66
100	4.750%, 02/08/21	111
350	4.875%, 11/13/43	363
45	6.400%, 12/15/36	48
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	98
100	3.125%, 01/11/16 (e)	104
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	73
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14 (m)	100
	Prudential Financial, Inc.,
110	5.100%, 08/15/43	115
175	VAR, 5.200%, 03/15/44	174
90	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	84
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	100

		3,598

	Real Estate Investment Trusts (REITs) — 0.3%
105	American Tower Corp., 3.500%, 01/31/23	99
110	AvalonBay Communities, Inc., 3.625%, 10/01/20	113
	Boston Properties LP,
85	3.800%, 02/01/24	84
320	3.850%, 02/01/23	323
64	Camden Property Trust, 5.700%, 05/15/17	72
60	CommonWealth REIT, 6.650%, 01/15/18	65
170	DDR Corp., 3.500%, 01/15/21	169
	Duke Realty LP,
159	3.875%, 02/15/21	159
30	6.750%, 03/15/20	35
263	ERP Operating LP, 4.625%, 12/15/21	284
	HCP, Inc.,
244	2.625%, 02/01/20	238
30	3.150%, 08/01/22	29
65	4.200%, 03/01/24	66
58	4.250%, 11/15/23	59
240	5.375%, 02/01/21	269
91	Health Care REIT, Inc., 4.500%, 01/15/24	94
115	Kimco Realty Corp., 3.125%, 06/01/23	108
	Liberty Property LP,
45	3.375%, 06/15/23	42
55	4.400%, 02/15/24	56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
113	ProLogis LP, 4.250%, 08/15/23	115
	Simon Property Group LP,
17	5.650%, 02/01/20	20
100	6.125%, 05/30/18	116
110	UDR, Inc., 3.700%, 10/01/20	112
255	Ventas Realty LP/Ventas Capital Corp., 4.250%, 03/01/22	265
100	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	120
60	Weingarten Realty Investors, 4.450%, 01/15/24	61

		3,173

	Thrifts & Mortgage Finance — 0.0% (g)
180	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 03/13/24 (m)	182
	BPCE S.A., (France),
250	2.500%, 12/10/18	251
200	5.700%, 10/22/23 (e)	208

		641

	Total Financials	33,557

Health Care — 0.5%
	Biotechnology — 0.1%
	Amgen, Inc.,
150	3.875%, 11/15/21	157
150	4.100%, 06/15/21	159
40	4.950%, 10/01/41	40
65	5.650%, 06/15/42	72
100	Celgene Corp., 3.950%, 10/15/20	104
	Gilead Sciences, Inc.,
180	4.500%, 04/01/21	197
85	4.800%, 04/01/44	88

		817

	Health Care Equipment & Supplies — 0.0% (g)
165	Medtronic, Inc., 3.625%, 03/15/24	166

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
205	2.750%, 11/15/22 (m)	192
50	4.500%, 05/15/42 (m)	49
123	4.750%, 03/15/44 (m)	125
80	AmerisourceBergen Corp., 3.500%, 11/15/21	82
290	Cigna Corp., 4.000%, 02/15/22	301
	Express Scripts Holding Co.,
120	3.125%, 05/15/16	125
80	3.900%, 02/15/22	82
175	4.750%, 11/15/21	190
	McKesson Corp.,
72	2.700%, 12/15/22	67
75	4.883%, 03/15/44	76
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	118
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	28
200	2.875%, 03/15/23	190
35	3.950%, 10/15/42	32
25	Ventas Realty LP, 5.700%, 09/30/43	28
	WellPoint, Inc.,
60	2.300%, 07/15/18	60
50	4.625%, 05/15/42	48
120	5.100%, 01/15/44	125
200	5.850%, 01/15/36	226

		2,144

	Life Sciences Tools & Services — 0.0% (g)
92	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	94

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
110	1.200%, 11/06/15 (m)	111
105	1.750%, 11/06/17 (m)	105
200	2.900%, 11/06/22 (m)	193
55	Actavis, Inc., 1.875%, 10/01/17	55
35	Bristol-Myers Squibb Co., 2.000%, 08/01/22	32
495	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	483
104	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	100
95	Johnson & Johnson, 3.375%, 12/05/23	97
263	Merck & Co., Inc., 2.800%, 05/18/23	250
	Mylan, Inc.,
30	1.800%, 06/24/16	31
295	2.600%, 06/24/18	297
100	7.875%, 07/15/20 (e)	112
	Novartis Capital Corp.,
190	2.400%, 09/21/22	179
132	3.400%, 05/06/24	132
65	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	60

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
19	Zoetis, Inc., 1.875%, 02/01/18	19

		2,256

	Total Health Care	5,477

Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	67
	Honeywell International, Inc.,
139	3.350%, 12/01/23	139
100	4.250%, 03/01/21	109
	Lockheed Martin Corp.,
75	4.070%, 12/15/42	70
200	4.250%, 11/15/19	216
	United Technologies Corp.,
140	3.100%, 06/01/22	140
180	5.400%, 05/01/35	207

		948

	Air Freight & Logistics — 0.0% (g)
95	FedEx Corp., 5.100%, 01/15/44	98

	Airlines — 0.1%
35	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e) (m)	35
19	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21 (m)	20
388	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	416
86	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	98
98	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	115
15	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	17
13	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	14
42	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	46
65	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	65

		826

	Commercial Services & Supplies — 0.0% (g)
100	Republic Services, Inc., 6.086%, 03/15/35	115
	Waste Management, Inc.,
37	4.600%, 03/01/21	40
100	4.750%, 06/30/20	111

		266

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	155

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	65
100	5.400%, 03/01/19	114
	General Electric Co.,
400	2.700%, 10/09/22	388
175	3.375%, 03/11/24	176
35	4.125%, 10/09/42	34
90	4.500%, 03/11/44	91
180	5.250%, 12/06/17	204
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	124
40	5.750%, 03/11/18	45

		1,241

	Machinery — 0.1%
	Caterpillar, Inc.,
141	3.803%, 08/15/42	125
100	3.900%, 05/27/21	107
200	Illinois Tool Works, Inc., 3.500%, 03/01/24	199

		431

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
255	3.050%, 09/01/22	244
605	4.100%, 06/01/21	637
25	4.900%, 04/01/44	26
40	5.050%, 03/01/41	42
25	5.750%, 05/01/40	29
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	256
63	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	80
	CSX Corp.,
85	4.100%, 03/15/44	78
150	7.375%, 02/01/19	182
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
35	4.500%, 08/16/21 (e)	37
	Norfolk Southern Corp.,
50	4.800%, 08/15/43	52
391	4.837%, 10/01/41	400

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
	Ryder System, Inc.,
43	3.500%, 06/01/17	45
20	3.600%, 03/01/16	21
	Union Pacific Corp.,
150	3.750%, 03/15/24	152
300	4.750%, 12/15/43	308

		2,630

	Trading Companies & Distributors — 0.0% (g)
	Air Lease Corp.,
190	3.375%, 01/15/19 (m)	192
125	3.875%, 04/01/21 (m)	125

		317

	Transportation Infrastructure — 0.0% (g)
200	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e)	202

	Total Industrials	7,114

Information Technology — 0.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
180	2.125%, 03/01/19	179
22	2.900%, 03/04/21	22
135	5.500%, 01/15/40	154

		355

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	102
150	6.000%, 04/01/20	165

		267

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	102

	IT Services — 0.1%
	International Business Machines Corp.,
120	1.875%, 08/01/22	108
110	3.375%, 08/01/23	110
100	3.625%, 02/12/24	101
130	7.000%, 10/30/25	168
100	Xerox Corp., 5.625%, 12/15/19	113

		600

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Texas Instruments, Inc.,
92	2.375%, 05/16/16	95
197	2.750%, 03/12/21	196

		291

	Software — 0.1%
	Microsoft Corp.,
100	2.375%, 05/01/23	93
130	3.500%, 11/15/42	113
133	3.625%, 12/15/23	137
160	3.750%, 05/01/43	143
55	4.875%, 12/15/43	59
	Oracle Corp.,
255	2.500%, 10/15/22	240
56	3.625%, 07/15/23	57
200	5.750%, 04/15/18	230

		1,072

	Technology Hardware, Storage & Peripherals — 0.0% (g)
160	Apple, Inc., 3.850%, 05/04/43	142
82	EMC Corp., 2.650%, 06/01/20	82

		224

	Total Information Technology	2,911

Materials — 0.3%
	Chemicals — 0.2%
100	Agrium, Inc., (Canada), 6.125%, 01/15/41 (m)	114
	CF Industries, Inc.,
40	4.950%, 06/01/43	39
65	5.150%, 03/15/34	67
55	5.375%, 03/15/44	57
	Dow Chemical Co. (The),
250	4.125%, 11/15/21	262
38	4.250%, 11/15/20	40
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	85
200	LyondellBasell Industries N.V., (Netherlands), 5.000%, 04/15/19	223
43	Monsanto Co., 1.850%, 11/15/18	43
166	Mosaic Co. (The), 5.625%, 11/15/43	178
250	Potash Corp of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	248
160	PPG Industries, Inc., 7.400%, 08/15/19	189
300	Praxair, Inc., 2.200%, 08/15/22	277
150	Union Carbide Corp., 7.750%, 10/01/96	173

		1,995

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	49

	Metals & Mining — 0.1%
40	Allegheny Technologies, Inc., 5.875%, 08/15/23 (m)	42
	Barrick Gold Corp., (Canada),
50	5.250%, 04/01/42	46
100	6.950%, 04/01/19	117
40	Barrick North America Finance LLC, 5.700%, 05/30/41	39
139	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	147
	Freeport-McMoRan Copper & Gold, Inc.,
200	3.875%, 03/15/23	191
84	5.450%, 03/15/43	83
27	Nucor Corp., 4.000%, 08/01/23	27
	Rio Tinto Finance USA Ltd., (Australia),
100	4.125%, 05/20/21	105
35	8.950%, 05/01/14 (m)	35
200	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	190
	Xstrata Finance Canada Ltd., (Canada),
35	4.250%, 10/25/22 (e)	34
115	5.550%, 10/25/42 (e)	111

		1,167

	Paper & Forest Products — 0.0% (g)
55	International Paper Co., 6.000%, 11/15/41	63

	Total Materials	3,274

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc.,
150	2.375%, 11/27/18 (m)	151
400	4.300%, 12/15/42 (m)	354
	British Telecommunications plc, (United Kingdom),
250	1.250%, 02/14/17	249
100	9.625%, 12/15/30	155
	Deutsche Telekom International Finance B.V., (Netherlands),
355	2.250%, 03/06/17 (e)	363
100	6.750%, 08/20/18	119
	Orange S.A., (France),
140	4.125%, 09/14/21	145
85	5.375%, 01/13/42	87
35	5.500%, 02/06/44	37
40	SES Global Americas Holdings GP, 2.500%, 03/25/19 (e)	40
98	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	99
	Telefonica Emisiones S.A.U., (Spain),
150	4.570%, 04/27/23	153
100	5.877%, 07/15/19	112
65	7.045%, 06/20/36	79
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	141
160	2.500%, 09/15/16	166
200	3.850%, 11/01/42	167
209	4.150%, 03/15/24	212
130	4.500%, 09/15/20	141
506	6.400%, 09/15/33	601
225	6.550%, 09/15/43	274

		3,845

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	3.125%, 07/16/22 (m)	190
100	5.000%, 10/16/19 (m)	110
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	102
	Vodafone Group plc, (United Kingdom),
145	4.375%, 02/19/43	131
125	5.625%, 02/27/17	140
50	6.150%, 02/27/37	57

		730

	Total Telecommunication Services	4,575

Utilities — 0.9%
	Electric Utilities — 0.6%
	Alabama Power Co.,
61	3.550%, 12/01/23 (m)	62
200	3.850%, 12/01/42 (m)	184
100	Appalachian Power Co., 4.600%, 03/30/21	109
150	Arizona Public Service Co., 4.500%, 04/01/42	150
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	62
170	3.350%, 07/01/23	168
105	CenterPoint Energy Houston Electric LLC, 4.500%, 04/01/44	108
40	Dominion Gas Holdings LLC, 4.800%, 11/01/43 (e)	41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	87
	Duke Energy Corp.,
312	3.050%, 08/15/22	303
130	5.050%, 09/15/19	145
150	Duke Energy Progress, Inc., 4.100%, 03/15/43	143
	Electricite de France, (France),
140	2.150%, 01/22/19 (e)	139
95	4.875%, 01/22/44 (e)	95
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
	Entergy Arkansas, Inc.,
15	3.050%, 06/01/23	14
110	3.700%, 06/01/24	112
140	3.750%, 02/15/21	147
50	Florida Power & Light Co., 5.950%, 10/01/33	61
100	Georgia Power Co., 4.300%, 03/15/43	97
35	Great Plains Energy, Inc., 4.850%, 06/01/21	38
100	Indiana Michigan Power Co., 7.000%, 03/15/19	120
200	Kansas City Power & Light Co., 5.300%, 10/01/41	216
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	213
	Nevada Power Co.,
34	5.450%, 05/15/41	39
50	6.500%, 08/01/18	59
203	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	202
95	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	97
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	72
80	3.850%, 11/15/23	81
80	4.750%, 02/15/44	81
100	6.050%, 03/01/34	118
245	PacifiCorp, 2.950%, 02/01/22	242
400	Peco Energy Co., 4.800%, 10/15/43	432
200	Pennsylvania Electric Co., 6.050%, 09/01/17	221
	PPL Capital Funding, Inc.,
60	4.200%, 06/15/22	62
75	4.700%, 06/01/43	73
42	PPL Electric Utilities Corp., 4.750%, 07/15/43	44
15	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	16
	Progress Energy, Inc.,
130	3.150%, 04/01/22	128
117	4.400%, 01/15/21	125
150	Public Service Co. of Colorado, 2.500%, 03/15/23	140
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	30
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	41
	Southern California Edison Co.,
40	4.500%, 09/01/40	41
66	4.650%, 10/01/43	69
100	6.650%, 04/01/29	123
75	Southern Co. (The), 2.450%, 09/01/18	76
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	256
	Virginia Electric and Power Co.,
150	2.750%, 03/15/23	143
21	3.450%, 02/15/24	21
75	4.000%, 01/15/43	70
150	Wisconsin Electric Power Co., 1.700%, 06/15/18	149
95	Xcel Energy, Inc., 4.700%, 05/15/20	105

		6,280

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	93
	DCP Midstream Operating LP,
185	3.875%, 03/15/23	181
35	5.600%, 04/01/44	36

		310

	Independent Power and Renewable Electricity Producers — 0.1%
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	98
60	Oglethorpe Power Corp., 5.375%, 11/01/40	66
	PSEG Power LLC,
25	4.300%, 11/15/23	26
188	5.125%, 04/15/20	205
35	Southern Power Co., 5.250%, 07/15/43	38

		433

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
200	5.250%, 08/15/19 (m)	225
18	5.875%, 03/15/41 (m)	21
	Consolidated Edison Co. of New York, Inc.,
80	5.850%, 04/01/18	92

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
100	6.750%, 04/01/38	130
	Dominion Resources, Inc.,
73	Series B, 2.750%, 09/15/22	69
235	5.200%, 08/15/19	263
61	DTE Energy Co., 3.850%, 12/01/23	62
	MidAmerican Energy Holdings Co.,
140	5.150%, 11/15/43 (e)	149
100	5.750%, 04/01/18	114
	Nisource Finance Corp.,
120	4.800%, 02/15/44	115
5	5.650%, 02/01/45	6
80	5.800%, 02/01/42	86
120	6.125%, 03/01/22	138
	Sempra Energy,
100	2.300%, 04/01/17	102
205	2.875%, 10/01/22	194
144	4.050%, 12/01/23	147
100	9.800%, 02/15/19	133

		2,046

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
240	3.850%, 03/01/24	243
100	6.593%, 10/15/37	127

		370

	Total Utilities	9,439

	Total Corporate Bonds (Cost $86,250)	88,361

Foreign Government Securities — 0.0% (g)
50	Republic of Poland, (Poland), 4.000%, 01/22/24	50
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	207
	United Mexican States, (Mexico),
86	4.000%, 10/02/23	87
143	5.550%, 01/21/45	152

	Total Foreign Government Securities (Cost $474)	496

SHARES
Investment Companies — 14.2% (b)
1,817	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,115
937	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	21,744
52	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	491
8,110	JPMorgan High Yield Fund, Class R6 Shares	65,530
1,031	JPMorgan International Realty Fund, Class R5 Shares	10,188
785	JPMorgan Mid Cap Equity Fund, Class R6 Shares	33,922
865	JPMorgan Realty Income Fund, Institutional Class Shares	10,461

	Total Investment Companies (Cost $131,582)	157,451

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.3%
59	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	64
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
82	6.500%, 11/01/22 - 03/01/26	92
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
327	4.500%, 05/01/41	349
248	5.500%, 02/01/39	274
259	6.000%, 08/01/36 - 12/01/36	290
4	7.000%, 02/01/26	4
12	7.500%, 05/01/26 - 08/01/27	14
6	8.000%, 04/01/25 - 05/01/25	6
6	8.500%, 07/01/26	7
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
3	7.000%, 12/01/14 - 03/01/16	3
	Federal National Mortgage Association, 15 Year, Single Family,
18	4.500%, 05/01/19	18
22	5.000%, 10/01/19	24
185	6.000%, 10/01/19 - 01/01/24	199
164	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	182
	Federal National Mortgage Association, 30 Year, Single Family,
273	6.000%, 12/01/32 - 04/01/35	308
345	6.500%, 02/01/26 - 10/01/38	390
183	7.000%, 03/01/26 - 11/01/38	202
18	7.500%, 05/01/26 - 11/01/26	18
32	8.000%, 11/01/22 - 06/01/24	35

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
10	8.500%, 11/01/18	11
14	9.000%, 08/01/24	16
	Federal National Mortgage Association, Other,
146	VAR, 0.507%, 01/01/23	146
200	1.792%, 05/01/20	193
400	2.077%, 06/01/20	396
197	2.428%, 05/01/23	187
347	2.480%, 12/01/22 - 07/01/23	331
385	2.490%, 10/01/17 - 01/01/23	380
400	2.531%, 11/01/22	382
250	2.604%, 05/01/23	237
197	2.614%, 03/01/23	190
197	2.703%, 04/01/23	192
443	2.769%, 05/01/23	432
243	2.934%, 06/01/22	242
97	2.996%, 06/01/22	97
149	3.050%, 10/01/20	155
100	3.110%, 10/01/21	102
96	3.131%, 12/01/21	98
231	3.327%, 10/01/20	241
300	3.450%, 11/01/23	307
200	3.482%, 11/01/20	209
200	3.492%, 01/01/18	212
633	3.500%, 05/01/43 - 06/01/43	631
300	3.540%, 11/01/21	311
149	3.590%, 10/01/20	157
200	3.596%, 12/01/20	210
189	3.658%, 10/01/20	200
500	3.690%, 11/01/23	519
959	3.743%, 06/01/18	1,037
397	3.760%, 08/01/23	415
199	3.774%, 05/01/22	210
238	3.810%, 01/01/19	257
142	3.823%, 12/01/20	151
400	3.860%, 11/01/23	417
367	4.000%, 07/01/42	379
400	4.174%, 10/01/20	429
238	4.369%, 02/01/20	260
289	4.474%, 04/01/21	315
180	4.770%, 06/01/19	199
289	4.794%, 01/01/21	320
	Government National Mortgage Association II, 30 Year, Single Family,
5	8.000%, 07/20/28	6
33	8.500%, 09/20/25	37
	Government National Mortgage Association, 30 Year, Single Family,
49	6.500%, 01/15/24 - 03/15/28	55
101	7.000%, 04/15/24 - 05/15/26	107
18	7.500%, 06/15/25 - 05/15/26	19
30	8.000%, 04/15/24 - 09/15/27	33
30	8.500%, 06/15/22 - 12/15/22	32
2	10.000%, 07/15/18	2

	Total Mortgage Pass-Through Securities (Cost $13,840)	13,943

Municipal Bonds — 0.0% (g) (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	41
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	173

		214

	Ohio — 0.0% (g)
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	275

	Total Municipal Bonds (Cost $395)	489

Preferred Securities — 0.1% (x)
Financials — 0.1%
	Banks — 0.1%
85	Citigroup, Inc., Series D, VAR, 5.350%, 05/15/23	79
120	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	110
75	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	70
240	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	273

		532

	Capital Markets — 0.0% (g)
175	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	159

	Diversified Financial Services — 0.0% (g)
255	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	289

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — Continued
	Diversified Financial Services — Continued
100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	107

		396

	Insurance — 0.0% (g)
100	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	107

	Total Financials	1,194

Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
130	Electricite de France, (France), VAR, 5.250%, 01/29/23 (e)	130

	Total Preferred Securities (Cost $1,329)	1,324

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	67

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
74	1.750%, 10/15/18	74
44	4.625%, 09/15/60	43
65	5.250%, 09/15/39	73

	Total U.S. Government Agency Securities (Cost $182)	190

U.S. Treasury Obligations — 6.7%
	U.S. Treasury Bonds,
70	3.750%, 11/15/43 (m)	73
3,000	5.375%, 02/15/31 (m)	3,838
5,000	6.000%, 02/15/26 (m)	6,574
4,000	6.250%, 08/15/23 (m)	5,221
3,000	U.S. Treasury Coupon STRIPS, 6.708%, 08/15/16 (m) (n)	2,955
100	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	111
	U.S. Treasury Notes,
70	0.250%, 11/30/14 (k)	70
8,140	0.250%, 01/31/15 (k) (m)	8,149
10,000	0.750%, 10/31/17 (m)	9,838
4,000	1.000%, 11/30/19 (m)	3,791
2,000	1.125%, 12/31/19 (m)	1,906
8,000	1.125%, 04/30/20 (m)	7,559
9,000	1.375%, 11/30/15 (m)	9,160
2,000	2.625%, 12/31/14 (m)	2,038
30	2.750%, 02/15/24	30
8,000	3.000%, 02/28/17 (m)	8,489
600	3.125%, 10/31/16 (m)	637
4,000	4.750%, 05/15/14 (m)	4,022

	Total U.S. Treasury Obligations (Cost $73,731)	74,461

PRINCIPAL AMOUNT($)
Short-Term Investments — 2.3%
	U.S. Treasury Obligations — 0.00% (g)
	U.S. Treasury Bills,
45	0.048%, 07/10/14 (k) (n)	45
80	0.068, 06/26/14 (m) (n)	80
30	0.072, 05/01/14 (k) (n)	30

	Total U.S. Treasury Obligations	155

SHARES
	Investment Company — 2.3%
25,432	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	25,432

	Total Short-Term Investments (Cost $25,587)	25,587

	Total Investments — 99.9% (Cost $925,656)	1,108,893
	Other Assets in Excess of Liabilities — 0.1%	1,245

	NET ASSETS — 100.0%	$1,110,138

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	76.5%
United Kingdom	3.3
Japan	2.6
Switzerland	2.2
France	2.1
Germany	1.5
Netherlands	1.2
China	1.0
Others (each less than 1.0%)	7.3
Short-Term Investments	2.3

*	Percentages indicated are based on total investments as of March 31, 2014.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
91	TOPIX Index	06/12/14	$10,606	$(183)
100	10 Year Australian Government Bond	06/16/14	10,716	57
25	10 Year U.S. Treasury Note	06/19/14	3,087	(14)
25	U.S. Long Bond	06/19/14	3,330	30
17	DAX Index	06/20/14	5,613	227
63	Dow Jones Euro STOXX 50 Index	06/20/14	2,691	110
164	E-mini Russell 2000	06/20/14	19,196	(279)
66	E-mini S&P 500	06/20/14	6,153	18
19	2 Year U.S. Treasury Note	06/30/14	4,172	(5)

	Short Futures Outstanding
(92)	CAC 40 10 Euro	04/17/14	(5,565)	(168)
(76)	Hang Seng Index	04/29/14	(10,847)	(204)
(3)	10 Year Japanese Government Bond	06/11/14	(4,203)	9
(66)	10 Year U.S. Treasury Note	06/19/14	(8,151)	38
(5)	Ultra U.S. Treasury Bond	06/19/14	(722)	(7)
(35)	FTSE 100 Index	06/20/14	(3,818)	(26)
(131)	5 Year U.S. Treasury Note	06/30/14	(15,583)	70

				$(327)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
323	CHF
222	for GBP	Westpac Banking Corp.	05/28/14	$371	#	$366	#	$(5)
163	EUR
134	for GBP	Credit Suisse International	05/28/14	224	#	225	#	1
15,096	JPY
108	for EUR	Westpac Banking Corp.	05/28/14	149	#	146	#	(3)
1,164	NOK
19,804	for JPY	Goldman Sachs International	05/28/14	192	#	194	#	2

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,563	SEK
177	for EUR	Westpac Banking Corp.	05/28/14	$243	#	$241	#	$(2)
527	AUD	Goldman Sachs International	05/28/14	471		486		15
4,420	AUD	Morgan Stanley	05/28/14	3,966		4,083		117
1,121	EUR	Goldman Sachs International	05/28/14	1,553		1,545		(8)
189	GBP	Deutsche Bank AG	05/28/14	314		315		1
1,353	GBP	Goldman Sachs International	05/28/14	2,252		2,254		2
342	GBP	Morgan Stanley	05/28/14	569		570		1
445	GBP	Westpac Banking Corp.	05/28/14	742		741		(1)
96,278	JPY	Citibank, N.A.	05/28/14	934		933		(1)
51,034	JPY	Credit Suisse International	05/28/14	495		495		— (h)
15,585	JPY	Goldman Sachs International	05/28/14	152		151		(1)
11,718	JPY	Royal Bank of Scotland	05/28/14	115		114		(1)
2,719	NOK	Westpac Banking Corp.	05/28/14	450		453		3
3,034	SEK	Barclays Bank plc	05/28/14	471		468		(3)
3,034	SEK	Goldman Sachs International	05/28/14	471		469		(2)
1,297	SGD	Union Bank of Switzerland AG	05/28/14	1,026		1,031		5

				$15,160		$15,280		$120

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/14		NET UNREALIZED APPRECIATION (DEPRECIATION)
812	CAD	Union Bank of Switzerland AG	05/28/14	$731		$733		$(2)
395	CHF	BNP Paribas	05/28/14	454		447		7
402	CHF	Goldman Sachs International	05/28/14	454		456		(2)
2,510	DKK	Westpac Banking Corp.	05/28/14	463		464		(1)
1,131	EUR	BNP Paribas	05/28/14	1,577		1,558		19
1,990	EUR	Citibank, N.A.	05/28/14	2,736		2,742		(6)
138	EUR	Deutsche Bank AG	05/28/14	191		190		1
342	EUR	Goldman Sachs International	05/28/14	475		471		4
189	EUR	Societe Generale	05/28/14	261		261		— (h)
551	EUR	State Street Corp.	05/28/14	761		760		1
184	EUR	Union Bank of Switzerland AG	05/28/14	252		253		(1)
159	EUR	Westpac Banking Corp.	05/28/14	219		219		— (h)
176	GBP	Barclays Bank plc	05/28/14	292		293		(1)
320	GBP	BNP Paribas	05/28/14	533		534		(1)
13,570	HKD	Westpac Banking Corp.	05/28/14	1,749		1,750		(1)
24,802	JPY	Barclays Bank plc	05/28/14	243		240		3
25,956	JPY	Goldman Sachs International	05/28/14	255		252		3
222,729	JPY	State Street Corp.	05/28/14	2,187		2,159		28

				$13,833		$13,782		$51

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 03/31/14 of the currency being sold, and the value at 03/31/14 is the U.S. dollar market value of the currency being purchased.

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2014.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $181,112,000 and 16.3%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,242
Aggregate gross unrealized depreciation	(10,005)

Net unrealized appreciation/depreciation	$183,237

Federal income tax cost of investments	$925,656

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at March 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$73,077	$28,258	$—		$101,335
Consumer Staples	26,381	14,293	—	(a)	40,674
Energy	40,561	15,490	—		56,051
Financials	78,345	43,482	—		121,827
Health Care	62,338	17,843	—	(a)	80,181
Industrials	52,395	19,094	—		71,489
Information Technology	86,311	15,005	—		101,316
Materials	16,161	14,128	—		30,289
Telecommunication Services	7,386	6,630	—		14,016
Utilities	12,949	2,560	—		15,509

Total Common Stocks	455,904	176,783	—	(a)	632,687

Preferred Stocks
Consumer Discretionary	—	1,623	—		1,623
Consumer Staples	—	1,351	—		1,351
Financials	374	—	—		374

Total Preferred Stocks	374	2,974	—		3,348

Debt Securities
Asset-Backed Securities	—	5,730	31,437		37,167
Collateralized Mortgage Obligations
Agency CMO	—	50,807	—		50,807
Non-Agency CMO	—	18,011	—		18,011

Total Collateralized Mortgage Obligations	—	68,818	—		68,818

Commercial Mortgage-Backed Securities	—	4,312	192		4,504
Corporate Bonds
Consumer Discretionary	—	6,958	—		6,958
Consumer Staples	—	6,141	—		6,141
Energy	—	8,915	—		8,915
Financials	—	33,557	—		33,557
Health Care	—	5,477	—		5,477
Industrials	—	6,288	826		7,114
Information Technology	—	2,911	—		2,911
Materials	—	3,274	—		3,274
Telecommunication Services	—	4,575	—		4,575
Utilities	—	9,439	—		9,439

Total Corporate Bonds	—	87,535	826		88,361

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$496	$—	$496
Mortgage Pass-Through Securities	—	13,943	—	13,943
Municipal Bonds	—	489	—	489
Preferred Securities
Financials	—	1,194	—	1,194
Utilities	—	130	—	130

Total Preferred Securities	—	1,324	—	1,324

Supranational	—	67	—	67
U.S. Government Agency Securities	—	190	—	190
U.S. Treasury Obligations	—	74,461	—	74,461
Short-Term Investments
Investment Company	25,432	—	—	25,432
U.S. Treasury Obligations	—	155	—	155
Investment Companies	157,451	—	—	157,451

Total Investments in Securities	$639,161	$437,277	$32,455	$1,108,893

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$213	$—	$213
Futures Contracts	559	—	—	559

Total Appreciation in Other Financial Instruments	$559	$213	$—	$772

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(42)	$—	$(42)
Futures Contracts	(886)	—	—	(886)

Total Depreciation in Other Financial Instruments	$(886)	$(42)	$—	$(928)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Diversified Fund

	Balance as of 06/30/13		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/14
Investments in Securities
Asset-Backed Securities	$16,467		$—		$(349)	$108	$13,939		$(4,005)	$5,853	$(576)	$31,437
Collateralized Mortgage Obligations - Agency CMO	283		—		—	—	—		—	—	(283)	—
Collateralized Mortgage Obligations - Non-Agency CMO	108		—		(2)	— (a)	—		(106)	—	—	—
Commercial Mortgage-Backed Securities	87		—		9	(16)	115		(3)	—	—	192
Common Stocks - Consumer Staples	—	(b)	—		—	—	—		—	—	—	—	(b)
Common Stocks - Financials	—	(b)	—	(a)	—	—	—		— (a)	—	—	—
Common Stocks - Healthcare	—		—		—	—	—	(b)	—	—	—	—	(b)
Corporate Bonds - Industrials	395		—		40	(1)	400		(25)	17	—	826

Total	$17,340		$—	(a)	$(302)	$91	$14,454		$(4,139)	$5,870	$(859)	$32,455

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(292,000).

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Diversified Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at 3/31/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Approach	Discount for Lack of Marketability (b)	100% (N/A)
	—	(a)	Mergers and Acquisitions	Discount for potential outcome	100% (N/A)

Common Stock	—	(a)
	31,436		Discounted Cash Flow	Constant Prepayment Rate	0.00% – 10.00% (3.36%)
				Constant Default Rate	2.00% – 13.00% (6.41%)
				Yield (Discount Rate of Cash Flows)	1.72% – 11.05% (5.04%)

Asset-Backed Securities	31,436
	80		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	(5.03%) – (1.51%) (-3.49%)

Collateralized Mortgage-Backed Securities	80

Total	$31,516

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At March 31, 2014, the value of these securities was approximately $939,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Value is zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
Consumer Discretionary — 21.4%
	Hotels, Restaurants & Leisure — 7.7%
124	Las Vegas Sands Corp.	9,988
113	Starbucks Corp.	8,296

		18,284

	Internet & Catalog Retail — 8.0%
27	Amazon.com, Inc. (a)	9,117
8	priceline.com, Inc. (a)	9,821

		18,938

	Specialty Retail — 3.3%
100	Home Depot, Inc. (The)	7,923

	Textiles, Apparel & Luxury Goods — 2.4%
62	Michael Kors Holdings Ltd., (Hong Kong) (a)	5,759

	Total Consumer Discretionary	50,904

Consumer Staples — 0.8%
	Food & Staples Retailing — 0.8%
40	Whole Foods Market, Inc.	2,023

Energy — 3.6%
	Oil, Gas & Consumable Fuels — 3.6%
250	Cabot Oil & Gas Corp.	8,469

Financials — 10.2%
	Capital Markets — 7.1%
42	Goldman Sachs Group, Inc. (The)	6,857
296	TD Ameritrade Holding Corp.	10,065

		16,922

	Diversified Financial Services — 3.1%
37	IntercontinentalExchange Group, Inc.	7,399

	Total Financials	24,321

Health Care — 13.9%
	Biotechnology — 12.9%
36	Alexion Pharmaceuticals, Inc. (a)	5,435
31	Biogen Idec, Inc. (a)	9,344
178	Gilead Sciences, Inc. (a)	12,619
11	Regeneron Pharmaceuticals, Inc. (a)	3,303

		30,701

	Health Care Providers & Services — 1.0%
32	Express Scripts Holding Co. (a)	2,429

	Total Health Care	33,130

Industrials — 11.9%
	Aerospace & Defense — 2.7%
35	TransDigm Group, Inc.	6,484

	Electrical Equipment — 1.5%
28	Rockwell Automation, Inc.	3,537

	Machinery — 3.7%
111	Flowserve Corp.	8,678

	Road & Rail — 4.0%
94	Kansas City Southern	9,556

	Total Industrials	28,255

Information Technology — 31.6%
	Internet Software & Services — 11.0%
153	Facebook, Inc., Class A (a)	9,227
15	Google, Inc., Class A (a)	16,924

		26,151

	IT Services — 11.6%
34	Alliance Data Systems Corp. (a)	9,366
186	MasterCard, Inc., Class A	13,881
88	Teradata Corp. (a)	4,336

		27,583

	Semiconductors & Semiconductor Equipment — 2.7%
126	ARM Holdings plc, (United Kingdom), ADR	6,420

	Software — 6.3%
47	Red Hat, Inc. (a)	2,476
124	Salesforce.com, Inc. (a)	7,102
50	VMware, Inc., Class A (a)	5,425

		15,003

	Total Information Technology	75,157

Materials — 3.5%
	Chemicals — 3.5%
73	Monsanto Co.	8,340

	Total Common Stocks (Cost $189,404)	230,599

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.9%
	Investment Company — 6.9%
16,306	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%, (b) (l) (m) (Cost $16,306)	16,306

	Total Investments — 103.8% (Cost $205,710)	246,905
	Liabilities in Excess of Other Assets — (3.8)%	(9,110)

	NET ASSETS — 100.0%	$237,795

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,306
Aggregate gross unrealized depreciation	(1,111)

Net unrealized appreciation/depreciation	$41,195

Federal income tax cost of investments	$205,710

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$246,905	$—	$—	$246,905

(a)	All portfolio holdings designated as Level 1are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 15.6%
	Distributors — 1.1%
103	Pool Corp.	6,321

	Diversified Consumer Services — 0.5%
200	2U, Inc. (a)	2,723

	Hotels, Restaurants & Leisure — 1.6%
126	Noodles & Co. (a)	4,955
319	Scientific Games Corp., Class A (a)	4,375

		9,330

	Household Durables — 1.0%
120	La-Z-Boy, Inc.	3,244
148	TRI Pointe Homes, Inc. (a)	2,403

		5,647

	Internet & Catalog Retail — 1.5%
40	Blue Nile, Inc. (a)	1,386
132	HomeAway, Inc. (a)	4,970
76	RetailMeNot, Inc. (a)	2,428

		8,784

	Leisure Products — 1.0%
124	Brunswick Corp.	5,622

	Media — 0.8%
438	ReachLocal, Inc. (a)	4,316

	Specialty Retail — 4.3%
68	Asbury Automotive Group, Inc. (a)	3,747
69	Container Store Group, Inc. (The) (a)	2,344
116	Five Below, Inc. (a)	4,945
200	Francesca’s Holdings Corp. (a)	3,628
66	Lumber Liquidators Holdings, Inc. (a)	6,155
90	Penske Automotive Group, Inc.	3,864

		24,683

	Textiles, Apparel & Luxury Goods — 3.8%
58	Movado Group, Inc.	2,619
155	Skechers U.S.A., Inc., Class A (a)	5,679
218	Vera Bradley, Inc. (a)	5,881
128	Vince Holding Corp. (a)	3,376
149	Wolverine World Wide, Inc.	4,257

		21,812

	Total Consumer Discretionary	89,238

Consumer Staples — 0.6%
	Food & Staples Retailing — 0.1%
51	Fairway Group Holdings Corp. (a)	387

	Food Products — 0.5%
75	Annie’s, Inc. (a)	2,997

	Total Consumer Staples	3,384

Energy — 4.4%
	Energy Equipment & Services — 2.0%
64	Dril-Quip, Inc. (a)	7,159
136	Forum Energy Technologies, Inc. (a)	4,207

		11,366

	Oil, Gas & Consumable Fuels — 2.4%
128	Delek U.S. Holdings, Inc.	3,722
221	Laredo Petroleum Holdings, Inc. (a)	5,705
106	Oasis Petroleum, Inc. (a)	4,437

		13,864

	Total Energy	25,230

Financials — 8.4%
	Banks — 0.9%
41	Signature Bank (a)	5,171

	Capital Markets — 3.0%
116	Cohen & Steers, Inc.	4,608
121	Financial Engines, Inc.	6,133
121	FXCM, Inc., Class A	1,793
416	PennantPark Investment Corp.	4,594

		17,128

	Insurance — 0.8%
111	AmTrust Financial Services, Inc.	4,173

	Real Estate Investment Trusts (REITs) — 2.0%
154	CubeSmart	2,646
38	Douglas Emmett, Inc. (m)	1,037
41	EastGroup Properties, Inc.	2,593
261	Glimcher Realty Trust	2,614
63	Highwoods Properties, Inc.	2,424

		11,314

	Real Estate Management & Development — 0.7%
143	RE/MAX Holdings, Inc., Class A (a)	4,126

	Thrifts & Mortgage Finance — 1.0%
67	BofI Holding, Inc. (a)	5,761

	Total Financials	47,673

Health Care — 22.8%
	Biotechnology — 8.2%
134	ACADIA Pharmaceuticals, Inc. (a)	3,264
72	Acceleron Pharma, Inc. (a)	2,482
67	Aegerion Pharmaceuticals, Inc. (a)	3,104
108	Arrowhead Research Corp. (a)	1,778

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
157	Chimerix, Inc. (a)	3,576
173	Exact Sciences Corp. (a)	2,457
183	Exelixis, Inc. (a)	647
268	Halozyme Therapeutics, Inc. (a)	3,405
149	Ignyta, Inc. (a)	1,239
113	Insmed, Inc. (a)	2,157
7	Intercept Pharmaceuticals, Inc. (a)	2,225
68	InterMune, Inc. (a)	2,291
75	Intrexon Corp. (a)	1,971
56	Isis Pharmaceuticals, Inc. (a)	2,399
189	Keryx Biopharmaceuticals, Inc. (a)	3,221
110	Portola Pharmaceuticals, Inc. (a)	2,859
38	Puma Biotechnology, Inc. (a)	3,954
410	Threshold Pharmaceuticals, Inc. (a)	1,951
62	Versartis, Inc. (a)	1,866

		46,846

	Health Care Equipment & Supplies — 6.6%
342	GenMark Diagnostics, Inc. (a)	3,400
607	Imris, Inc., (Canada) (a)	953
198	Insulet Corp. (a)	9,372
432	Novadaq Technologies, Inc., (Canada) (a)	9,624
389	Syneron Medical Ltd., (Israel) (a)	4,845
142	Tandem Diabetes Care, Inc. (a)	3,140
1,587	Unilife Corp. (a)	6,461

		37,795

	Health Care Providers & Services — 3.8%
165	Acadia Healthcare Co., Inc. (a)	7,434
175	Emeritus Corp. (a)	5,510
105	Surgical Care Affiliates, Inc. (a)	3,223
83	WellCare Health Plans, Inc. (a)	5,244

		21,411

	Health Care Technology — 0.8%
159	Veeva Systems, Inc., Class A (a)	4,250

	Life Sciences Tools & Services — 2.4%
194	Bruker Corp. (a)	4,426
210	Fluidigm Corp. (a)	9,271

		13,697

	Pharmaceuticals — 1.0%
267	Nektar Therapeutics (a)	3,232
116	Sagent Pharmaceuticals, Inc. (a)	2,704

		5,936

	Total Health Care	129,935

Industrials — 23.2%
	Aerospace & Defense — 2.5%
120	HEICO Corp.	7,210
156	Hexcel Corp. (a)	6,780

		13,990

	Air Freight & Logistics — 0.7%
141	XPO Logistics, Inc. (a)	4,148

	Airlines — 1.5%
147	Spirit Airlines, Inc. (a)	8,746

	Building Products — 2.5%
160	Fortune Brands Home & Security, Inc.	6,750
102	Trex Co., Inc. (a)	7,461

		14,211

	Electrical Equipment — 3.2%
82	Acuity Brands, Inc.	10,879
123	Generac Holdings, Inc.	7,273

		18,152

	Industrial Conglomerates — 1.1%
78	Carlisle Cos., Inc.	6,193

	Machinery — 3.3%
94	Graco, Inc.	7,027
44	Middleby Corp. (The) (a)	11,756

		18,783

	Marine — 1.1%
60	Kirby Corp. (a)	6,074

	Professional Services — 0.5%
107	TrueBlue, Inc. (a)	3,129

	Road & Rail — 2.3%
186	Marten Transport Ltd.	4,002
163	Old Dominion Freight Line, Inc. (a)	9,237

		13,239

	Trading Companies & Distributors — 4.5%
55	DXP Enterprises, Inc. (a)	5,231
60	MSC Industrial Direct Co., Inc., Class A	5,174
226	Rush Enterprises, Inc., Class A (a)	7,336

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Trading Companies & Distributors — Continued
80	Watsco, Inc.	7,984

		25,725

	Total Industrials	132,390

Information Technology — 23.1%
	Communications Equipment — 3.2%
219	Aruba Networks, Inc. (a)	4,107
155	Ciena Corp. (a)	3,521
318	Infinera Corp. (a)	2,888
67	Palo Alto Networks, Inc. (a)	4,568
278	Ruckus Wireless, Inc. (a)	3,378

		18,462

	Electronic Equipment, Instruments & Components — 0.7%
41	FEI Co.	4,224

	Internet Software & Services — 8.6%
125	ChannelAdvisor Corp. (a)	4,707
86	Cornerstone OnDemand, Inc. (a)	4,139
39	CoStar Group, Inc. (a)	7,310
103	Dealertrack Technologies, Inc. (a)	5,059
73	Demandware, Inc. (a)	4,695
196	Envestnet, Inc. (a)	7,880
121	Marketo, Inc. (a)	3,942
65	OpenTable, Inc. (a)	5,003
184	Trulia, Inc. (a)	6,120

		48,855

	Semiconductors & Semiconductor Equipment — 3.0%
129	Cavium, Inc. (a)	5,647
68	Hittite Microwave Corp.	4,290
442	Inphi Corp. (a)	7,110

		17,047

	Software — 7.2%
208	A10 Networks, Inc. (a)	3,133
108	BroadSoft, Inc. (a)	2,890
77	CommVault Systems, Inc. (a)	5,033
206	Fortinet, Inc. (a)	4,547
220	Gigamon, Inc. (a)	6,680
116	Guidewire Software, Inc. (a)	5,690
83	Imperva, Inc. (a)	4,648
177	Rally Software Development Corp. (a)	2,365
26	Splunk, Inc. (a)	1,866
53	Tableau Software, Inc., Class A (a)	4,066

		40,918

	Technology Hardware, Storage & Peripherals — 0.4%
58	Nimble Storage, Inc. (a)	2,214

	Total Information Technology	131,720

Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
357	Boingo Wireless, Inc. (a)	2,417
167	RingCentral, Inc., Class A (a)	3,016

	Total Telecommunication Services	5,433

	Total Common Stocks (Cost $390,854)	565,003

Short-Term Investment — 0.9%
	Investment Company — 0.9%
5,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,159)	5,159

	Total Investments — 99.9% (Cost $396,013)	570,162
	Other Assets in Excess of Liabilities — 0.1%	448

	NET ASSETS — 100.0%	$570,610

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,971
Aggregate gross unrealized depreciation	(12,822)

Net unrealized appreciation/depreciation	$174,149

Federal income tax cost of investments	$396,013

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$570,162	$—	$—	$570,162

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
Consumer Discretionary — 21.6%
	Hotels, Restaurants & Leisure — 3.0%
27	Starbucks Corp.	2,007

	Internet & Catalog Retail — 7.6%
6	Amazon.com, Inc. (a)	2,117
2	priceline.com, Inc. (a)	2,914

		5,031

	Media — 2.9%
30	DISH Network Corp., Class A (a)	1,889

	Multiline Retail — 4.1%
47	Kohl’s Corp.	2,666

	Specialty Retail — 4.0%
5	AutoZone, Inc. (a)	2,626

	Total Consumer Discretionary	14,219

Consumer Staples — 3.7%
	Beverages — 1.7%
20	Dr. Pepper Snapple Group, Inc.	1,112

	Household Products — 2.0%
16	Procter & Gamble Co. (The)	1,285

	Total Consumer Staples	2,397

Energy — 7.4%
	Oil, Gas & Consumable Fuels — 7.4%
45	Cabot Oil & Gas Corp.	1,538
18	Devon Energy Corp.	1,199
22	Exxon Mobil Corp.	2,102

	Total Energy	4,839

Financials — 19.6%
	Banks — 5.3%
7	M&T Bank Corp.	801
54	Wells Fargo & Co.	2,677

		3,478

	Capital Markets — 1.5%
12	T. Rowe Price Group, Inc.	997

	Consumer Finance — 2.9%
25	Capital One Financial Corp.	1,909

	Diversified Financial Services — 1.5%
8	Berkshire Hathaway, Inc., Class B (a)	993

	Insurance — 6.2%
36	American International Group, Inc.	1,783
53	Loews Corp.	2,321

		4,104

	Real Estate Investment Trusts (REITs) — 2.2%
31	Rayonier, Inc.	1,422

	Total Financials	12,903

Health Care — 15.6%
	Biotechnology — 11.1%
8	Alexion Pharmaceuticals, Inc. (a)	1,269
6	Biogen Idec, Inc. (a)	1,930
43	Gilead Sciences, Inc. (a)	3,081
3	Regeneron Pharmaceuticals, Inc. (a)	1,021

		7,301

	Health Care Providers & Services — 1.2%
11	Express Scripts Holding Co. (a)	830

	Pharmaceuticals — 3.3%
22	Johnson & Johnson	2,146

	Total Health Care	10,277

Industrials — 6.2%
	Aerospace & Defense — 2.4%
13	United Technologies Corp.	1,560

	Road & Rail — 3.8%
24	Kansas City Southern	2,490

	Total Industrials	4,050

Information Technology — 19.9%
	Internet Software & Services — 8.8%
23	Facebook, Inc., Class A (a)	1,406
4	Google, Inc., Class A (a)	4,391

		5,797

	IT Services — 5.6%
27	MasterCard, Inc., Class A	2,036
33	Teradata Corp. (a)	1,644

		3,680

	Semiconductors & Semiconductor Equipment — 2.7%
36	ARM Holdings plc, (United Kingdom), ADR	1,814

	Software — 2.8%
32	Salesforce.com, Inc. (a)	1,824

	Total Information Technology	13,115

Materials — 1.2%
	Containers & Packaging — 1.2%
8	Rock-Tenn Co., Class A	801

Utilities — 3.0%
	Electric Utilities — 3.0%
34	Edison International	1,936

	Total Common Stocks (Cost $61,924)	64,537

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 5.5%
	Investment Company — 5.5%
3,631	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,631)	3,631

	Total Investments — 103.7% (Cost $65,555)	68,168
	Liabilities in Excess of Other Assets — (3.7)%	(2,403)

	NET ASSETS — 100.0%	$65,765

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,076
Aggregate gross unrealized depreciation	(463)

Net unrealized appreciation/depreciation	$2,613

Federal income tax cost of investments	$65,555

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$68,168	$—	$—	$68,168

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.9%
Consumer Discretionary — 11.0%
	Hotels, Restaurants & Leisure — 1.3%
105	Marriott International, Inc., Class A	5,904

	Media — 5.3%
106	Comcast Corp., Class A	5,322
75	DISH Network Corp., Class A (a)	4,647
84	Gannett Co., Inc.	2,327
87	Time Warner, Inc.	5,703
68	Walt Disney Co. (The)	5,405

		23,404

	Specialty Retail — 3.5%
8	AutoZone, Inc. (a)	4,195
126	Best Buy Co., Inc.	3,338
56	Home Depot, Inc. (The)	4,400
38	Tiffany & Co.	3,265

		15,198

	Textiles, Apparel & Luxury Goods — 0.9%
65	V.F. Corp.	4,022

	Total Consumer Discretionary	48,528

Consumer Staples — 7.2%
	Beverages — 2.2%
55	Dr. Pepper Snapple Group, Inc.	3,001
61	Molson Coors Brewing Co., Class B	3,608
39	PepsiCo, Inc.	3,231

		9,840

	Food & Staples Retailing — 1.8%
76	CVS Caremark Corp.	5,660
28	Wal-Mart Stores, Inc.	2,155

		7,815

	Food Products — 1.6%
53	Campbell Soup Co.	2,374
81	Kraft Foods Group, Inc.	4,539

		6,913

	Household Products — 1.0%
55	Procter & Gamble Co. (The)	4,405

	Tobacco — 0.6%
30	Philip Morris International, Inc.	2,464

	Total Consumer Staples	31,437

Energy — 14.0%
	Oil, Gas & Consumable Fuels — 14.0%
106	Chevron Corp.	12,611
141	ConocoPhillips	9,889
71	Devon Energy Corp.	4,745
33	Energen Corp.	2,643
182	Exxon Mobil Corp.	17,796
99	Occidental Petroleum Corp.	9,396
60	Phillips 66	4,634

	Total Energy	61,714

Financials — 31.6%
	Banks — 8.8%
81	BB&T Corp.	3,246
89	Citigroup, Inc.	4,258
34	M&T Bank Corp.	4,137
46	PNC Financial Services Group, Inc. (The)	3,967
128	SunTrust Banks, Inc.	5,105
85	U.S. Bancorp	3,643
290	Wells Fargo & Co.	14,405

		38,761

	Capital Markets — 8.2%
56	Ameriprise Financial, Inc. (m)	6,164
14	BlackRock, Inc.	4,466
53	Goldman Sachs Group, Inc. (The)	8,749
233	Invesco Ltd.	8,614
49	Northern Trust Corp.	3,186
58	T. Rowe Price Group, Inc.	4,801

		35,980

	Consumer Finance — 1.5%
84	Capital One Financial Corp.	6,458

	Diversified Financial Services — 4.1%
338	Bank of America Corp.	5,807
65	Berkshire Hathaway, Inc., Class B (a)	8,073
56	McGraw Hill Financial, Inc.	4,265

		18,145

	Insurance — 6.6%
38	Chubb Corp. (The)	3,420
247	Hartford Financial Services Group, Inc. (The)	8,701
90	Loews Corp.	3,943
113	Prudential Financial, Inc.	9,523
115	XL Group plc, (Ireland)	3,584

		29,171

	Real Estate Investment Trusts (REITs) — 2.4%
43	Regency Centers Corp.	2,206
54	Ventas, Inc.	3,283
53	Vornado Realty Trust	5,184

		10,673

	Total Financials	139,188

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Health Care — 11.8%
	Health Care Equipment & Supplies — 2.5%
42	Baxter International, Inc.	3,076
31	Becton, Dickinson & Co.	3,571
60	Covidien plc, (Ireland)	4,443

		11,090

	Health Care Providers & Services — 2.1%
29	Humana, Inc.	3,258
71	UnitedHealth Group, Inc.	5,813

		9,071

	Pharmaceuticals — 7.2%
132	Bristol-Myers Squibb Co.	6,868
137	Johnson & Johnson	13,477
100	Merck & Co., Inc.	5,669
176	Pfizer, Inc.	5,663

		31,677

	Total Health Care	51,838

Industrials — 8.8%
	Aerospace & Defense — 2.6%
75	Honeywell International, Inc.	6,929
40	United Technologies Corp.	4,674

		11,603

	Construction & Engineering — 0.6%
34	Fluor Corp.	2,674

	Electrical Equipment — 1.0%
65	Emerson Electric Co.	4,328

	Industrial Conglomerates — 3.4%
27	3M Co.	3,676
429	General Electric Co.	11,097

		14,773

	Machinery — 1.2%
78	PACCAR, Inc.	5,274

	Total Industrials	38,652

Information Technology — 8.6%
	Communications Equipment — 1.9%
214	Cisco Systems, Inc.	4,794
47	QUALCOMM, Inc.	3,667

		8,461

	IT Services — 2.0%
42	Accenture plc, (Ireland), Class A	3,340
28	International Business Machines Corp.	5,332

		8,672

	Semiconductors & Semiconductor Equipment — 1.5%
198	Applied Materials, Inc.	4,035
55	Texas Instruments, Inc.	2,607

		6,642

	Software — 2.2%
232	Microsoft Corp.	9,514

	Technology Hardware, Storage & Peripherals — 1.0%
8	Apple, Inc.	4,509

	Total Information Technology	37,798

Materials — 1.2%
	Chemicals — 1.2%
79	E.I. du Pont de Nemours & Co.	5,267

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
153	Verizon Communications, Inc.	7,293

Utilities — 4.0%
	Electric Utilities — 1.7%
46	Edison International	2,581
53	NextEra Energy, Inc.	5,068

		7,649

	Multi-Utilities — 2.3%
170	CMS Energy Corp.	4,975
53	Sempra Energy	5,099

		10,074

	Total Utilities	17,723

	Total Common Stocks (Cost $279,391)	439,438

Short-Term Investment — 1.4%
	Investment Company — 1.4%
6,067	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $6,067)	6,067

	Total Investments — 101.3% (Cost $285,458)	445,505
	Liabilities in Excess of Other Assets — (1.3)%	(5,518)

	NET ASSETS — 100.0%	$439,987

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,132
Aggregate gross unrealized depreciation	(85)

Net unrealized appreciation/depreciation	$160,047

Federal income tax cost of investments	$285,458

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$445,505	$—	$—	$445,505

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
Consumer Discretionary — 11.9%
	Auto Components — 0.8%
326	Delphi Automotive plc, (United Kingdom)	22,102

	Diversified Consumer Services — 1.4%
171	Apollo Education Group, Inc. (a)	5,841
20	Graham Holdings Co., Class B	14,216
396	H&R Block, Inc.	11,946
322	Service Corp. International	6,404

		38,407

	Hotels, Restaurants & Leisure — 0.3%
83	Burger King Worldwide, Inc.	2,190
293	MGM Resorts International (a)	7,569

		9,759

	Household Durables — 1.2%
217	Jarden Corp. (a)	12,974
465	PulteGroup, Inc.	8,919
77	Whirlpool Corp.	11,449

		33,342

	Internet & Catalog Retail — 2.1%
50	priceline.com, Inc. (a)	59,714

	Media — 3.2%
141	Starz, Series A (a)	4,564
164	Time Warner Cable, Inc.	22,443
68	Time Warner, Inc.	4,456
711	Viacom, Inc., Class B	60,402

		91,865

	Multiline Retail — 0.8%
366	Macy’s, Inc.	21,706

	Specialty Retail — 1.7%
279	Best Buy Co., Inc.	7,368
573	GameStop Corp., Class A	23,530
380	Lowe’s Cos., Inc.	18,597

		49,495

	Textiles, Apparel & Luxury Goods — 0.4%
152	Hanesbrands, Inc.	11,655

	Total Consumer Discretionary	338,045

Consumer Staples — 8.9%
	Beverages — 0.4%
189	Molson Coors Brewing Co., Class B	11,119

	Food & Staples Retailing — 2.1%
115	CVS Caremark Corp.	8,572
624	Kroger Co. (The)	27,216
346	Walgreen Co.	22,813

		58,601

	Food Products — 3.4%
1,401	Archer-Daniels-Midland Co.	60,785
132	Bunge Ltd.	10,519
604	Pilgrim’s Pride Corp. (a)	12,625
322	Tyson Foods, Inc., Class A	14,163

		98,092

	Household Products — 0.5%
96	Energizer Holdings, Inc.	9,701
52	Spectrum Brands Holdings, Inc.	4,145

		13,846

	Personal Products — 1.1%
257	Herbalife Ltd.	14,741
218	Nu Skin Enterprises, Inc., Class A	18,086

		32,827

	Tobacco — 1.4%
503	Altria Group, Inc.	18,827
390	Lorillard, Inc.	21,064

		39,891

	Total Consumer Staples	254,376

Energy — 10.0%
	Energy Equipment & Services — 4.7%
334	Baker Hughes, Inc.	21,704
267	Halliburton Co.	15,694
811	National Oilwell Varco, Inc.	63,114
754	Patterson-UTI Energy, Inc.	23,871
102	Schlumberger Ltd.	9,925

		134,308

	Oil, Gas & Consumable Fuels — 5.3%
57	Chevron Corp.	6,778
1,027	ConocoPhillips	72,277
240	Marathon Petroleum Corp.	20,898
557	Phillips 66	42,892
173	Tesoro Corp.	8,742

		151,587

	Total Energy	285,895

Financials — 13.8%
	Capital Markets — 0.8%
212	Ameriprise Financial, Inc.	23,335

	Commercial Banks — 5.2%
591	Citigroup, Inc.	28,152
972	Fifth Third Bancorp	22,310

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
762	KeyCorp	10,856
1,760	Wells Fargo & Co.	87,525

		148,843

	Consumer Finance — 1.7%
804	Discover Financial Services	46,756

	Diversified Financial Services — 0.2%
387	Bank of America Corp.	6,649

	Insurance — 3.8%
700	Allstate Corp. (The)	39,612
180	Aspen Insurance Holdings Ltd., (Bermuda)	7,146
728	CNO Financial Group, Inc.	13,169
78	Everest Re Group Ltd., (Bermuda)	11,923
248	Lincoln National Corp.	12,561
60	Prudential Financial, Inc.	5,045
220	Travelers Cos., Inc. (The)	18,688

		108,144

	Real Estate Investment Trusts (REITs) — 1.8%
231	American Tower Corp.	18,920
231	Extra Space Storage, Inc.	11,201
243	GEO Group, Inc. (The)	7,831
117	Hospitality Properties Trust	3,372
411	RLJ Lodging Trust	11,001

		52,325

	Thrifts & Mortgage Finance — 0.3%
128	Ocwen Financial Corp. (a)	5,011
166	Washington Federal, Inc.	3,870

		8,881

	Total Financials	394,933

Health Care — 13.0%
	Biotechnology — 2.8%
427	Amgen, Inc.	52,666
105	United Therapeutics Corp. (a)	9,911
240	Vertex Pharmaceuticals, Inc. (a)	16,952

		79,529

	Health Care Equipment & Supplies — 2.4%
274	CareFusion Corp. (a)	11,028
945	Medtronic, Inc.	58,131

		69,159

	Health Care Providers & Services — 4.2%
341	McKesson Corp.	60,281
594	WellPoint, Inc.	59,172

		119,453

	Pharmaceuticals — 3.6%
83	Endo International plc, (Ireland) (a)	5,664
2,738	Pfizer, Inc.	87,952
93	Salix Pharmaceuticals Ltd. (a)	9,605

		103,221

	Total Health Care	371,362

Industrials — 11.0%
	Aerospace & Defense — 6.0%
425	Boeing Co. (The)	53,308
150	Honeywell International, Inc.	13,932
490	Northrop Grumman Corp.	60,506
423	Raytheon Co.	41,818

		169,564

	Airlines — 2.5%
143	Alaska Air Group, Inc.	13,297
1,299	Delta Air Lines, Inc.	44,993
552	Southwest Airlines Co.	13,042

		71,332

	Building Products — 0.0% (g)
– (h)	Allegion plc, (Ireland)	—	(h)

	Commercial Services & Supplies — 0.9%
468	Pitney Bowes, Inc.	12,161
765	R.R. Donnelley & Sons Co.	13,697

		25,858

	Construction & Engineering — 0.4%
379	AECOM Technology Corp. (a)	12,180
– (h)	EMCOR Group, Inc.	13

		12,193

	Industrial Conglomerates — 0.4%
169	Danaher Corp.	12,705

	Machinery — 0.8%
147	IDEX Corp.	10,678
76	Parker Hannifin Corp.	9,074
33	SPX Corp.	3,264

		23,016

	Total Industrials	314,668

Information Technology — 19.8%
	Communications Equipment — 0.4%
1,175	Brocade Communications Systems, Inc. (a)	12,461

	Computers & Peripherals — 5.8%
32	Apple, Inc.	17,229
2,123	Hewlett-Packard Co.	68,694
522	Lexmark International, Inc., Class A	24,159

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Computers & Peripherals — Continued
193	SanDisk Corp.	15,662
423	Western Digital Corp.	38,821

		164,565

	Internet Software & Services — 2.2%
400	VeriSign, Inc. (a)	21,564
1,140	Yahoo!, Inc. (a)	40,922

		62,486

	IT Services — 3.0%
244	Amdocs Ltd.	11,355
210	Computer Sciences Corp.	12,784
169	MasterCard, Inc., Class A	12,602
227	Visa, Inc., Class A	49,065

		85,806

	Semiconductors & Semiconductor Equipment — 2.1%
335	KLA-Tencor Corp.	23,127
315	Lam Research Corp. (a)	17,325
790	Marvell Technology Group Ltd., (Bermuda)	12,449
303	NVIDIA Corp.	5,422

		58,323

	Software — 6.3%
1,086	Activision Blizzard, Inc.	22,192
276	CA, Inc.	8,554
2,269	Microsoft Corp.	93,023
1,379	Oracle Corp.	56,431

		180,200

	Total Information Technology	563,841

Materials — 3.3%
	Chemicals — 2.5%
261	LyondellBasell Industries N.V., Class A	23,178
248	PPG Industries, Inc.	48,005

		71,183

	Containers & Packaging — 0.8%
662	Sealed Air Corp.	21,750

	Total Materials	92,933

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
781	AT&T, Inc.	27,372
209	CenturyLink, Inc.	6,878
480	Verizon Communications, Inc.	22,843

	Total Telecommunication Services	57,093

Utilities — 3.3%
	Electric Utilities — 0.8%
353	Entergy Corp.	23,578

	Gas Utilities — 1.5%
472	AGL Resources, Inc.	23,124
433	UGI Corp.	19,740

		42,864

	Independent Power Producers & Energy Traders — 1.0%
1,411	AES Corp.	20,143
304	Calpine Corp. (a)	6,363

		26,506

	Total Utilities	92,948

	Total Common Stocks (Cost $2,154,241)	2,766,094

Short-Term Investment — 2.8%
	Investment Company — 2.8%
78,947	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $78,947)	78,947

	Total Investments — 99.8% (Cost $2,233,188)	2,845,041
	Other Assets in Excess of Liabilities — 0.2%	6,795

	NET ASSETS — 100.0%	$2,851,836

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Future contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
888	E-mini S&P 500	06/20/14	$82,788	$454

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$628,550
Aggregate gross unrealized depreciation	(16,697)

Net unrealized appreciation/depreciation	$611,853

Federal income tax cost of investments	$2,233,188

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,845,041	$—	$—	$2,845,041
Appreciation in Other Financial Instruments
Futures Contracts	$454	$—	$—	$454

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
Consumer Discretionary — 18.0%
	Auto Components — 0.6%
65	Delphi Automotive plc, (United Kingdom)	4,431

	Diversified Consumer Services — 0.8%
5	Graham Holdings Co., Class B	3,308
96	H&R Block, Inc.	2,910

		6,218

	Hotels, Restaurants & Leisure — 2.5%
90	Bally Technologies, Inc. (a)	5,938
10	Burger King Worldwide, Inc.	260
10	Chipotle Mexican Grill, Inc. (a)	5,624
55	MGM Resorts International (a)	1,430
28	Wynn Resorts Ltd.	6,131

		19,383

	Household Durables — 1.2%
9	Harman International Industries, Inc.	936
59	Jarden Corp. (a)	3,506
128	PulteGroup, Inc.	2,447
17	Whirlpool Corp.	2,481

		9,370

	Internet & Catalog Retail — 2.9%
5	Netflix, Inc. (a)	1,831
16	priceline.com, Inc. (a)	18,951
16	TripAdvisor, Inc. (a)	1,449

		22,231

	Media — 4.5%
111	DIRECTV (a)	8,475
183	Starz, Series A (a)	5,898
13	Time Warner Cable, Inc.	1,783
215	Viacom, Inc., Class B	18,290

		34,446

	Multiline Retail — 1.1%
139	Macy’s, Inc.	8,236

	Specialty Retail — 3.6%
77	Best Buy Co., Inc.	2,041
76	GameStop Corp., Class A	3,128
249	Home Depot, Inc. (The)	19,719
58	Lowe’s Cos., Inc.	2,846

		27,734

	Textiles, Apparel & Luxury Goods — 0.8%
83	Hanesbrands, Inc.	6,317

	Total Consumer Discretionary	138,366

Consumer Staples — 11.1%
	Beverages — 2.2%
105	Coca-Cola Co. (The)	4,075
53	Molson Coors Brewing Co., Class B	3,131
118	PepsiCo, Inc.	9,887

		17,093

	Food & Staples Retailing — 2.2%
242	Kroger Co. (The)	10,541
98	Walgreen Co.	6,491

		17,032

	Food Products — 3.4%
330	Archer-Daniels-Midland Co.	14,315
36	Bunge Ltd.	2,878
251	Pilgrim’s Pride Corp. (a)	5,257
91	Tyson Foods, Inc., Class A	4,009

		26,459

	Household Products — 0.4%
27	Energizer Holdings, Inc.	2,720

	Personal Products — 1.3%
87	Herbalife Ltd.	4,954
59	Nu Skin Enterprises, Inc., Class A	4,888

		9,842

	Tobacco — 1.6%
339	Altria Group, Inc.	12,685

	Total Consumer Staples	85,831

Energy — 4.8%
	Energy Equipment & Services — 2.3%
144	Baker Hughes, Inc.	9,344
220	Patterson-UTI Energy, Inc.	6,954
16	Schlumberger Ltd.	1,511

		17,809

	Oil, Gas & Consumable Fuels — 2.5%
51	ConocoPhillips	3,567
25	Marathon Petroleum Corp.	2,193
138	Phillips 66	10,657
49	Tesoro Corp.	2,469

		18,886

	Total Energy	36,695

Financials — 4.1%
	Consumer Finance — 1.6%
214	Discover Financial Services	12,430

	Insurance — 0.7%
12	Assurant, Inc.	773
30	Prudential Financial, Inc.	2,573

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
7	RenaissanceRe Holdings Ltd., (Bermuda)	693
28	Validus Holdings Ltd., (Bermuda)	1,037

		5,076

	Real Estate Investment Trusts (REITs) — 1.8%
133	American Tower Corp.	10,913
68	Extra Space Storage, Inc.	3,294

		14,207

	Total Financials	31,713

Health Care — 12.2%
	Biotechnology — 6.7%
11	Alexion Pharmaceuticals, Inc. (a)	1,643
149	Amgen, Inc.	18,341
246	Gilead Sciences, Inc. (a)	17,417
32	Pharmacyclics, Inc. (a)	3,157
59	United Therapeutics Corp. (a)	5,501
74	Vertex Pharmaceuticals, Inc. (a)	5,226

		51,285

	Health Care Equipment & Supplies — 0.3%
14	Align Technology, Inc. (a)	725
28	Medtronic, Inc.	1,748

		2,473

	Health Care Providers & Services — 3.2%
98	McKesson Corp.	17,215
74	WellPoint, Inc.	7,337

		24,552

	Pharmaceuticals — 2.0%
22	Endo International plc, (Ireland) (a)	1,531
346	Pfizer, Inc.	11,127
26	Salix Pharmaceuticals Ltd. (a)	2,697

		15,355

	Total Health Care	93,665

Industrials — 12.8%
	Aerospace & Defense — 5.6%
146	Boeing Co. (The)	18,359
134	Northrop Grumman Corp.	16,484
82	Raytheon Co.	8,140

		42,983

	Air Freight & Logistics — 0.4%
36	United Parcel Service, Inc., Class B	3,545

	Airlines — 2.8%
39	Alaska Air Group, Inc.	3,602
321	Delta Air Lines, Inc.	11,123
282	Southwest Airlines Co.	6,667

		21,392

	Commercial Services & Supplies — 1.1%
159	Pitney Bowes, Inc.	4,127
231	R.R. Donnelley & Sons Co.	4,137

		8,264

	Construction & Engineering — 0.4%
103	AECOM Technology Corp. (a)	3,304

	Industrial Conglomerates — 0.4%
46	Danaher Corp.	3,412

	Machinery — 2.1%
47	Colfax Corp. (a)	3,359
44	IDEX Corp.	3,171
76	Ingersoll-Rand plc, (Ireland)	4,367
43	Parker Hannifin Corp.	5,100

		15,997

	Total Industrials	98,897

Information Technology — 27.5%
	Communications Equipment — 1.4%
306	Brocade Communications Systems, Inc. (a)	3,249
18	QUALCOMM, Inc.	1,404
135	Ubiquiti Networks, Inc. (a)	6,120

		10,773

	Computers & Peripherals — 5.2%
18	Apple, Inc.	9,581
344	Hewlett-Packard Co.	11,122
82	NetApp, Inc.	3,041
89	SanDisk Corp.	7,210
100	Western Digital Corp.	9,209

		40,163

	Internet Software & Services — 5.2%
14	Google, Inc., Class A (a)	15,157
60	IAC/InterActiveCorp.	4,262
110	VeriSign, Inc. (a)	5,952
401	Yahoo!, Inc. (a)	14,403

		39,774

	IT Services — 3.7%
14	Alliance Data Systems Corp. (a)	3,746
72	Amdocs Ltd.	3,327
59	Computer Sciences Corp.	3,607
16	Syntel, Inc. (a)	1,456
78	Visa, Inc., Class A	16,772

		28,908

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — 1.9%
93	KLA-Tencor Corp.	6,423
92	Lam Research Corp. (a)	5,049
166	NVIDIA Corp.	2,969

		14,441

	Software — 10.1%
457	Activision Blizzard, Inc.	9,349
938	Microsoft Corp.	38,467
656	Oracle Corp.	26,829
140	Rovi Corp. (a)	3,178

		77,823

	Total Information Technology	211,882

Materials — 4.3%
	Chemicals — 2.8%
138	LyondellBasell Industries N.V., Class A	12,301
46	PPG Industries, Inc.	8,934

		21,235

	Containers & Packaging — 1.2%
46	Packaging Corp. of America	3,216
188	Sealed Air Corp.	6,169

		9,385

	Metals & Mining — 0.3%
68	Worthington Industries, Inc.	2,586

	Total Materials	33,206

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
260	AT&T, Inc.	9,107
77	CenturyLink, Inc.	2,543
111	Level 3 Communications, Inc. (a)	4,337

	Total Telecommunication Services	15,987

	Total Common Stocks (Cost $555,059)	746,242

Short-Term Investment — 4.8%
	Investment Company — 4.8%
37,010	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $37,010)	37,010

	Total Investments — 101.7% (Cost $592,069)	783,252
	Liabilities in Excess of Other Assets — (1.7)%	(13,137)

	NET ASSETS — 100.0%	$770,115

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
256	E-mini S&P 500	06/20/14	$23,867	$198

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,165
Aggregate gross unrealized depreciation	(4,982)

Net unrealized appreciation/depreciation	$191,183

Federal income tax cost of investments	$592,069

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$783,252	$—	$—	$783,252
Appreciation in Other Financial Instruments
Futures Contracts	$198	$—	$—	$198

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
Consumer Discretionary — 13.3%
	Auto Components — 0.9%
2	Delphi Automotive plc, (United Kingdom)	137

	Automobiles — 1.3%
6	General Motors Co.	200

	Hotels, Restaurants & Leisure — 1.3%
2	Six Flags Entertainment Corp.	99
1	Wynn Resorts Ltd.	111

		210

	Household Durables — 0.7%
1	Garmin Ltd., (Switzerland)	39
4	PulteGroup, Inc.	67

		106

	Internet & Catalog Retail — 1.2%
2	TripAdvisor, Inc. (a)	193

	Media — 3.9%
2	Comcast Corp., Class A	95
2	Starz, Series A (a)	76
3	Time Warner, Inc.	217
3	Viacom, Inc., Class B	219

		607

	Multiline Retail — 0.4%
1	Kohl’s Corp.	70

	Specialty Retail — 3.6%
7	Best Buy Co., Inc.	180
4	Home Depot, Inc. (The)	313
1	Lowe’s Cos., Inc.	66

		559

	Total Consumer Discretionary	2,082

Consumer Staples — 8.1%
	Beverages — 2.1%
1	Constellation Brands, Inc., Class A (a)	117
1	Molson Coors Brewing Co., Class B	69
2	PepsiCo, Inc.	148

		334

	Food & Staples Retailing — 0.9%
2	Walgreen Co.	137

	Food Products — 4.0%
2	Archer-Daniels-Midland Co.	77
2	Ingredion, Inc.	141
3	Mead Johnson Nutrition Co.	233
4	Tyson Foods, Inc., Class A	172

		623

	Household Products — 0.8%
1	Energizer Holdings, Inc.	123

	Personal Products — 0.3%
1	Herbalife Ltd.	49

	Total Consumer Staples	1,266

Energy — 8.6%
	Oil, Gas & Consumable Fuels — 8.6%
1	Anadarko Petroleum Corp.	72
3	Chevron Corp.	384
4	ConocoPhillips	267
3	Exxon Mobil Corp.	315
2	Marathon Oil Corp.	76
1	Occidental Petroleum Corp.	126
1	Phillips 66	99

	Total Energy	1,339

Financials — 16.5%
	Banks — 5.7%
5	Citigroup, Inc.	226
5	Fifth Third Bancorp	123
8	KeyCorp	118
2	SunTrust Banks, Inc.	75
7	Wells Fargo & Co.	353

		895

	Capital Markets — 2.5%
2	Ameriprise Financial, Inc.	215
–(h)	Goldman Sachs Group, Inc. (The)	65
4	Morgan Stanley	118

		398

	Consumer Finance — 2.6%
2	Capital One Financial Corp.	180
3	Discover Financial Services	179
1	Nelnet, Inc., Class A	53

		412

	Diversified Financial Services — 1.4%
13	Bank of America Corp.	223

	Insurance — 3.2%
2	American International Group, Inc.	87
4	CNO Financial Group, Inc.	78
4	Hartford Financial Services Group, Inc. (The)	149
2	Prudential Financial, Inc.	184

		498

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — 1.1%
6	RLJ Lodging Trust	164

	Total Financials	2,590

Health Care — 14.6%
	Biotechnology — 3.5%
1	Amgen, Inc.	151
3	Gilead Sciences, Inc. (a)	191
2	Quintiles Transnational Holdings, Inc. (a)	97
1	Vertex Pharmaceuticals, Inc. (a)	104

		543

	Health Care Equipment & Supplies — 4.4%
2	Abbott Laboratories	80
12	Boston Scientific Corp. (a)	156
3	Care Fusion Corp. (a)	102
1	Covidien plc, (Ireland)	99
2	Medtronic, Inc.	114
2	Stryker Corp.	136

		687

	Health Care Providers & Services — 3.5%
3	Cigna Corp.	226
1	McKesson Corp.	179
1	WellPoint, Inc.	140

		545

	Pharmaceuticals — 3.2%
3	Merck & Co., Inc.	177
10	Pfizer, Inc.	330

		507

	Total Health Care	2,282

Industrials — 10.6%
	Aerospace & Defense — 2.5%
1	Boeing Co. (The)	63
1	Honeywell International, Inc.	56
2	Northrop Grumman Corp.	277

		396

	Airlines — 1.4%
3	Delta Air Lines, Inc.	96
4	Southwest Airlines Co.	85
1	United Continental Holdings, Inc. (a)	41

		222

	Building Products — 0.3%
1	Allegion plc, (Ireland)	40

	Construction & Engineering — 2.5%
3	AECOM Technology Corp. (a)	112
3	Chicago Bridge & Iron Co. N.V., (Netherlands)	220
1	Fluor Corp.	64

		396

	Machinery — 3.3%
1	Crane Co.	76
2	Ingersoll-Rand plc, (Ireland)	132
1	Parker Hannifin Corp.	165
3	Terex Corp.	139

		512

	Professional Services — 0.6%
1	Towers Watson & Co., Class A	94

	Total Industrials	1,660

Information Technology — 18.7%
	Communications Equipment — 3.1%
11	Cisco Systems, Inc.	244
1	Harris Corp.	57
2	QUALCOMM, Inc.	189

		490

	Internet Software & Services — 1.6%
–(h)	Google, Inc., Class A (a)	153
3	Yahoo!, Inc. (a)	103

		256

	IT Services — 0.1%
1	CSG Systems International, Inc.	20

	Semiconductors & Semiconductor Equipment — 2.2%
2	Broadcom Corp., Class A	78
1	Freescale Semiconductor Ltd. (a)	30
2	KLA-Tencor Corp.	152
1	Lam Research Corp. (a)	74

		334

	Software — 6.1%
14	Microsoft Corp.	584
4	Oracle Corp.	175
4	Rovi Corp. (a)	94
5	Symantec Corp.	103

		956

	Technology Hardware, Storage & Peripherals — 5.6%
1	Apple, Inc.	507
8	Hewlett-Packard Co.	266
1	SanDisk Corp.	96

		869

	Total Information Technology	2,925

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 2.9%
	Chemicals — 1.8%
3	Axiall Corp.	117
2	Dow Chemical Co. (The)	97
1	E.I. du Pont de Nemours & Co.	70

		284

	Containers & Packaging — 0.6%
2	Crown Holdings, Inc. (a)	92

	Paper & Forest Products — 0.5%
5	Louisiana-Pacific Corp. (a)	77

	Total Materials	453

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
4	AT&T, Inc.	132
5	CenturyLink, Inc.	166

	Total Telecommunication Services	298

Utilities — 1.8%
	Gas Utilities — 0.8%
3	UGI Corp.	122

	Independent Power and Renewable Electricity Producers — 0.7%
8	AES Corp.	108

	Water Utilities — 0.3%
1	American Water Works Co., Inc.	55

	Total Utilities	285

	Total Common Stocks (Cost $11,345)	15,180

Short-Term Investment — 3.0%
Investment Company — 3.0%
464	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $464)	464

	Total Investments — 100.0% (Cost $11,809)	15,644
	Other Assets in Excess of Liabilities — 0.0% (g)	–	(h)

	NET ASSETS — 100.0%	$15,644

Percentages indicated are based on net assets.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,908
Aggregate gross unrealized depreciation	(73)

Net unrealized appreciation/depreciation	$3,835

Federal income tax cost of investments	$11,809

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,644	$—	$—	$15,644

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
Consumer Discretionary — 6.5%
	Automobiles — 1.1%
990	Ford Motor Co.	15,438

	Diversified Consumer Services — 0.6%
9	Graham Holdings Co., Class B	5,982
90	H&R Block, Inc.	2,720

		8,702

	Household Durables — 1.1%
117	Jarden Corp. (a)	7,009
122	PulteGroup, Inc.	2,331
43	Whirlpool Corp.	6,472

		15,812

	Media — 2.5%
196	Gannett Co., Inc.	5,408
74	Time Warner Cable, Inc.	10,179
249	Viacom, Inc., Class B	21,154

		36,741

	Specialty Retail — 1.2%
235	Best Buy Co., Inc.	6,209
280	GameStop Corp., Class A	11,520

		17,729

	Total Consumer Discretionary	94,422

Consumer Staples — 5.4%
	Food & Staples Retailing — 1.3%
438	Kroger Co. (The)	19,123

	Food Products — 2.2%
576	Archer-Daniels-Midland Co.	24,993
34	Bunge Ltd.	2,719
155	Pilgrim’s Pride Corp. (a)	3,243

		30,955

	Household Products — 0.8%
115	Energizer Holdings, Inc.	11,605

	Personal Products — 1.1%
122	Herbalife Ltd.	6,976
112	Nu Skin Enterprises, Inc., Class A	9,279

		16,255

	Total Consumer Staples	77,938

Energy — 13.7%
	Energy Equipment & Services — 2.8%
65	Baker Hughes, Inc.	4,213
438	National Oilwell Varco, Inc.	34,091
28	Schlumberger Ltd.	2,750

		41,054

	Oil, Gas & Consumable Fuels — 10.9%
331	Chevron Corp.	39,354
457	ConocoPhillips	32,157
217	Exxon Mobil Corp.	21,236
530	Marathon Oil Corp.	18,808
140	Marathon Petroleum Corp.	12,220
369	Phillips 66	28,416
97	Tesoro Corp.	4,887

		157,078

	Total Energy	198,132

Financials — 27.0%
	Banks — 8.3%
755	Citigroup, Inc.	35,928
30	Comerica, Inc.	1,533
756	Fifth Third Bancorp	17,348
639	KeyCorp	9,095
35	PNC Financial Services Group, Inc. (The)	3,086
1,057	Wells Fargo & Co.	52,563

		119,553

	Capital Markets — 3.1%
105	American Capital Ltd. (a)	1,658
175	Ameriprise Financial, Inc.	19,218
120	Goldman Sachs Group, Inc. (The)	19,637
119	Morgan Stanley	3,694

		44,207

	Consumer Finance — 1.8%
456	Discover Financial Services	26,552

	Diversified Financial Services — 2.7%
2,249	Bank of America Corp.	38,687

	Insurance — 7.2%
460	Allstate Corp. (The)	26,049
20	Aspen Insurance Holdings Ltd., (Bermuda)	782
92	Assurant, Inc.	5,950
600	CNO Financial Group, Inc.	10,864
517	Hartford Financial Services Group, Inc. (The)	18,235
124	Lincoln National Corp.	6,273
54	PartnerRe Ltd., (Bermuda)	5,548
256	Prudential Financial, Inc.	21,645
83	Torchmark Corp.	6,516
28	Travelers Cos., Inc. (The)	2,383

		104,245

	Real Estate Investment Trusts (REITs) — 3.4%
276	Annaly Capital Management, Inc.	3,032

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
362	Brandywine Realty Trust	5,230
216	CBL & Associates Properties, Inc.	3,827
145	Douglas Emmett, Inc. (m)	3,938
90	EPR Properties	4,826
108	Extra Space Storage, Inc.	5,244
184	Hospitality Properties Trust	5,270
238	Piedmont Office Realty Trust, Inc., Class A	4,082
231	RLJ Lodging Trust	6,174
133	Ventas, Inc.	8,050

		49,673

	Thrifts & Mortgage Finance — 0.5%
170	Ocwen Financial Corp. (a)	6,661

	Total Financials	389,578

Health Care — 13.4%
	Biotechnology — 2.1%
166	Amgen, Inc.	20,474
110	United Therapeutics Corp. (a)	10,381

		30,855

	Health Care Equipment & Supplies — 1.5%
104	CareFusion Corp. (a)	4,171
279	Medtronic, Inc.	17,163

		21,334

	Health Care Providers & Services — 4.8%
42	Aetna, Inc.	3,111
124	Cigna Corp.	10,349
124	McKesson Corp.	21,877
106	Omnicare, Inc.	6,337
275	WellPoint, Inc.	27,367

		69,041

	Pharmaceuticals — 5.0%
1,746	Pfizer, Inc.	56,095
180	Questcor Pharmaceuticals, Inc.	11,713
38	Salix Pharmaceuticals Ltd. (a)	3,917

		71,725

	Total Health Care	192,955

Industrials — 10.4%
	Aerospace & Defense — 4.9%
123	Boeing Co. (The)	15,398
215	General Dynamics Corp.	23,363
261	Northrop Grumman Corp.	32,227

		70,988

	Airlines — 1.7%
81	Alaska Air Group, Inc.	7,539
298	Delta Air Lines, Inc.	10,322
292	Southwest Airlines Co.	6,892

		24,753

	Commercial Services & Supplies — 0.8%
243	Pitney Bowes, Inc.	6,305
287	R.R. Donnelley & Sons Co.	5,143

		11,448

	Construction & Engineering — 0.8%
369	AECOM Technology Corp. (a)	11,884

	Machinery — 2.0%
37	IDEX Corp.	2,726
173	Illinois Tool Works, Inc.	14,062
102	Oshkosh Corp.	6,022
47	Parker Hannifin Corp.	5,591

		28,401

	Professional Services — 0.2%
37	Manpowergroup, Inc.	2,901

	Total Industrials	150,375

Information Technology — 9.6%
	Communications Equipment — 0.8%
1,149	Brocade Communications Systems, Inc. (a)	12,186

	IT Services — 1.3%
131	Amdocs Ltd.	6,063
108	Computer Sciences Corp.	6,569
486	Xerox Corp.	5,496

		18,128

	Semiconductors & Semiconductor Equipment — 1.0%
127	Intel Corp.	3,267
73	KLA-Tencor Corp.	5,013
117	Lam Research Corp. (a)	6,435

		14,715

	Software — 1.0%
556	Activision Blizzard, Inc.	11,356
119	CA, Inc.	3,673

		15,029

	Technology Hardware, Storage & Peripherals — 5.5%
1,036	Hewlett-Packard Co.	33,509
262	SanDisk Corp.	21,239
52	Seagate Technology plc, (Ireland)	2,931
237	Western Digital Corp.	21,725

		79,404

	Total Information Technology	139,462

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 3.1%
	Chemicals — 1.7%
258	LyondellBasell Industries N.V., Class A	22,946
10	PPG Industries, Inc.	1,993

		24,939

	Containers & Packaging — 0.8%
342	Sealed Air Corp.	11,235

	Paper & Forest Products — 0.6%
181	International Paper Co.	8,286

	Total Materials	44,460

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
772	AT&T, Inc.	27,060
134	CenturyLink, Inc.	4,411

	Total Telecommunication Services	31,471

Utilities — 5.6%
	Electric Utilities — 2.8%
424	American Electric Power Co., Inc.	21,495
89	Cleco Corp.	4,497
159	NextEra Energy, Inc.	15,175

		41,167

	Gas Utilities — 1.2%
122	AGL Resources, Inc.	5,949
253	UGI Corp.	11,548

		17,497

	Independent Power and Renewable Electricity Producers — 1.2%
806	AES Corp.	11,514
256	Calpine Corp. (a)	5,357

		16,871

	Multi-Utilities — 0.4%
220	CenterPoint Energy, Inc.	5,219

	Total Utilities	80,754

	Total Common Stocks (Cost $1,056,429)	1,399,547

Short-Term Investment — 3.7%
	Investment Company — 3.7%
54,055	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $54,055)	54,055

	Total Investments — 100.6% (Cost $1,110,484)	1,453,602
	Liabilities in Excess of Other Assets — (0.6)%	(9,261)

	NET ASSETS — 100.0%	$1,444,341

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
451	E-mini S&P 500	06/20/14	$42,047	$282

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,615
Aggregate gross unrealized depreciation	(7,497)

Net unrealized appreciation/depreciation	$343,118

Federal income tax cost of investments	$1,110,484

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,453,602	$—	$—	$1,453,602

Appreciation in Other Financial Instruments
Futures Contracts	$282	$—	$—	$282

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
Consumer Discretionary — 20.1%
	Auto Components — 0.7%
278	BorgWarner, Inc.	17,089

	Automobiles — 1.6%
360	Harley-Davidson, Inc.	23,982
77	Tesla Motors, Inc. (a)	16,051

		40,033

	Distributors — 0.1%
27	Genuine Parts Co.	2,352

	Hotels, Restaurants & Leisure — 3.1%
22	Chipotle Mexican Grill, Inc. (a)	12,667
534	Hilton Worldwide Holdings, Inc. (a)	11,865
231	Marriott International, Inc., Class A	12,947
338	Norwegian Cruise Line Holdings Ltd. (a)	10,923
58	Panera Bread Co., Class A (a)	10,218
62	Wyndham Worldwide Corp.	4,536
50	Wynn Resorts Ltd.	11,041
36	Yum! Brands, Inc.	2,692

		76,889

	Household Durables — 2.0%
183	Jarden Corp. (a)	10,966
208	Mohawk Industries, Inc. (a)	28,281
296	Toll Brothers, Inc. (a)	10,641

		49,888

	Internet & Catalog Retail — 1.2%
234	Expedia, Inc.	16,946
40	Netflix, Inc. (a)	14,046

		30,992

	Media — 1.3%
71	CBS Corp. (Non-Voting), Class B	4,416
323	Clear Channel Outdoor Holdings, Inc., Class A	2,942
216	DISH Network Corp., Class A (a)	13,462
396	Gannett Co., Inc.	10,923

		31,743

	Multiline Retail — 1.3%
141	Family Dollar Stores, Inc.	8,190
354	Kohl’s Corp.	20,091
86	Nordstrom, Inc.	5,364

		33,645

	Specialty Retail — 6.1%
106	Advance Auto Parts, Inc.	13,384
28	AutoZone, Inc. (a)	15,152
135	Bed Bath & Beyond, Inc. (a)	9,287
243	Best Buy Co., Inc.	6,410
217	GameStop Corp., Class A	8,898
500	Gap, Inc. (The)	20,049
70	O’Reilly Automotive, Inc. (a)	10,343
185	PetSmart, Inc.	12,767
153	Ross Stores, Inc.	10,976
133	Signet Jewelers Ltd., (Bermuda)	14,037
100	Tiffany & Co.	8,603
65	TJX Cos., Inc. (The)	3,955
227	Urban Outfitters, Inc. (a)	8,287
169	Williams-Sonoma, Inc.	11,294

		153,442

	Textiles, Apparel & Luxury Goods — 2.7%
223	Lululemon Athletica, Inc., (Canada) (a)	11,735
257	Michael Kors Holdings Ltd., (Hong Kong) (a)	23,933
84	PVH Corp.	10,485
101	Ralph Lauren Corp.	16,214
79	V.F. Corp.	4,866

		67,233

	Total Consumer Discretionary	503,306

Consumer Staples — 2.5%
	Beverages — 0.8%
50	Brown-Forman Corp., Class B	4,444
281	Dr. Pepper Snapple Group, Inc.	15,329

		19,773

	Food & Staples Retailing — 0.8%
362	Kroger Co. (The)	15,799
879	Rite Aid Corp. (a)	5,514

		21,313

	Food Products — 0.4%
89	Hershey Co. (The)	9,262

	Household Products — 0.5%
122	Energizer Holdings, Inc.	12,273

	Total Consumer Staples	62,621

Energy — 5.2%
	Energy Equipment & Services — 0.3%
328	Frank’s International N.V., (Netherlands)	8,133

	Oil, Gas & Consumable Fuels — 4.9%
149	Antero Resources Corp. (a)	9,321
366	Cabot Oil & Gas Corp.	12,403
111	Concho Resources, Inc. (a)	13,549
188	Energen Corp.	15,171

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
120	EQT Corp.	11,630
340	Laredo Petroleum, Inc. (a)	8,798
291	PBF Energy, Inc., Class A	7,516
253	Plains All American Pipeline LP	13,929
319	QEP Resources, Inc.	9,385
262	Southwestern Energy Co. (a)	12,075
226	Williams Cos., Inc. (The)	9,156

		122,933

	Total Energy	131,066

Financials — 19.9%
	Banks — 4.3%
107	City National Corp.	8,440
349	East West Bancorp, Inc.	12,735
883	Fifth Third Bancorp	20,264
143	First Republic Bank	7,741
601	Huntington Bancshares, Inc.	5,988
136	M&T Bank Corp.	16,531
109	Signature Bank (a)	13,702
385	SunTrust Banks, Inc.	15,319
193	Zions Bancorporation	5,993

		106,713

	Capital Markets — 5.0%
115	Affiliated Managers Group, Inc. (a)	23,066
168	Ameriprise Financial, Inc.	18,463
326	Blackstone Group LP (The)	10,843
344	Invesco Ltd.	12,715
286	Lazard Ltd., (Bermuda), Class A	13,449
127	Legg Mason, Inc.	6,234
197	Northern Trust Corp.	12,915
170	T. Rowe Price Group, Inc.	13,967
371	TD Ameritrade Holding Corp.	12,579

		124,231

	Diversified Financial Services — 0.8%
251	Moody’s Corp.	19,917

	Insurance — 5.3%
22	Alleghany Corp. (a)	8,766
172	Aon plc, (United Kingdom)	14,522
122	Chubb Corp. (The)	10,928
353	Hartford Financial Services Group, Inc. (The)	12,454
481	Loews Corp.	21,169
477	Marsh & McLennan Cos., Inc.	23,502
541	Old Republic International Corp.	8,871
327	Unum Group	11,561
244	W.R. Berkley Corp.	10,153
359	XL Group plc, (Ireland)	11,205

		133,131

	Real Estate Investment Trusts (REITs) — 3.4%
204	American Campus Communities, Inc.	7,617
91	AvalonBay Communities, Inc.	11,936
247	Brixmor Property Group, Inc.	5,274
392	General Growth Properties, Inc.	8,628
576	Kimco Realty Corp.	12,608
234	Rayonier, Inc.	10,724
155	Regency Centers Corp.	7,913
142	Vornado Realty Trust	14,031
254	Weyerhaeuser Co.	7,469

		86,200

	Real Estate Management & Development — 0.9%
264	Brookfield Property Partners LP	4,934
655	CBRE Group, Inc., Class A (a)	17,964

		22,898

	Thrifts & Mortgage Finance — 0.2%
410	Hudson City Bancorp, Inc.	4,030

	Total Financials	497,120

Health Care — 9.7%
	Biotechnology — 1.1%
105	Alexion Pharmaceuticals, Inc. (a)	15,913
151	Vertex Pharmaceuticals, Inc. (a)	10,685

		26,598

	Health Care Equipment & Supplies — 0.9%
248	CareFusion Corp. (a)	9,964
168	Sirona Dental Systems, Inc. (a)	12,559

		22,523

	Health Care Providers & Services — 4.2%
181	AmerisourceBergen Corp.	11,903
543	Brookdale Senior Living, Inc. (a)	18,187
208	Cigna Corp.	17,395
376	Envision Healthcare Holdings, Inc. (a)	12,730
69	Henry Schein, Inc. (a)	8,262
246	Humana, Inc.	27,769
275	Premier, Inc., Class A (a)	9,061

		105,307

	Life Sciences Tools & Services — 1.9%
271	Agilent Technologies, Inc.	15,150
379	Bruker Corp. (a)	8,642
160	Illumina, Inc. (a)	23,783

		47,575

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — 1.6%
97	Actavis plc, (Ireland) (a)	19,926
46	Jazz Pharmaceuticals plc, (Ireland) (a)	6,407
101	Valeant Pharmaceuticals International, Inc. (a)	13,289

		39,622

	Total Health Care	241,625

Industrials — 15.4%
	Airlines — 0.8%
571	Delta Air Lines, Inc.	19,799

	Building Products — 1.0%
623	Fortune Brands Home & Security, Inc.	26,204

	Commercial Services & Supplies — 0.5%
119	Stericycle, Inc. (a)	13,539

	Construction & Engineering — 0.4%
142	Fluor Corp.	11,045

	Electrical Equipment — 2.9%
179	Acuity Brands, Inc.	23,690
241	AMETEK, Inc.	12,400
236	Generac Holdings, Inc.	13,905
92	Hubbell, Inc., Class B	11,002
168	Regal-Beloit Corp.	12,218

		73,215

	Industrial Conglomerates — 1.2%
367	Carlisle Cos., Inc.	29,154

	Machinery — 3.8%
253	Flowserve Corp.	19,781
198	IDEX Corp.	14,404
24	Middleby Corp. (The) (a)	6,222
238	Pall Corp.	21,295
234	Rexnord Corp. (a)	6,772
130	Snap-on, Inc.	14,739
101	WABCO Holdings, Inc. (a)	10,619

		93,832

	Marine — 0.6%
144	Kirby Corp. (a)	14,529

	Professional Services — 0.6%
214	Equifax, Inc.	14,569

	Road & Rail — 1.4%
94	Canadian Pacific Railway Ltd., (Canada)	14,171
514	Hertz Global Holdings, Inc. (a)	13,693
102	J.B. Hunt Transport Services, Inc.	7,350

		35,214

	Trading Companies & Distributors — 2.2%
233	Air Lease Corp.	8,700
434	HD Supply Holdings, Inc. (a)	11,344
283	MSC Industrial Direct Co., Inc., Class A	24,446
100	Watsco, Inc.	9,966

		54,456

	Total Industrials	385,556

Information Technology — 15.5%
	Communications Equipment — 1.3%
296	Aruba Networks, Inc. (a)	5,550
376	Ciena Corp. (a)	8,555
345	CommScope Holding Co., Inc. (a)	8,508
137	Palo Alto Networks, Inc. (a)	9,405

		32,018

	Electronic Equipment, Instruments & Components — 2.3%
417	Amphenol Corp., Class A	38,225
307	Arrow Electronics, Inc. (a)	18,247

		56,472

	Internet Software & Services — 0.3%
44	LinkedIn Corp., Class A (a)	8,063

	IT Services — 2.3%
88	Alliance Data Systems Corp. (a)	24,003
281	CoreLogic, Inc. (a)	8,453
293	Jack Henry & Associates, Inc.	16,336
282	VeriFone Systems, Inc. (a)	9,527

		58,319

	Semiconductors & Semiconductor Equipment — 4.7%
332	Analog Devices, Inc.	17,628
979	Applied Materials, Inc.	19,985
307	Avago Technologies Ltd., (Singapore)	19,768
372	KLA-Tencor Corp.	25,746
624	Xilinx, Inc.	33,849

		116,976

	Software — 4.4%
245	Autodesk, Inc. (a)	12,064
153	CommVault Systems, Inc. (a)	9,911
640	Electronic Arts, Inc. (a)	18,569
143	Guidewire Software, Inc. (a)	7,024

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
237	Red Hat, Inc. (a)	12,562
172	Service Now, Inc. (a)	10,294
112	Splunk, Inc. (a)	7,986
337	Synopsys, Inc. (a)	12,946
84	Tableau Software, Inc., Class A (a)	6,398
130	Workday, Inc., Class A (a)	11,886

		109,640

	Technology Hardware, Storage & Peripherals — 0.2%
88	3D Systems Corp. (a)	5,199

	Total Information Technology	386,687

Materials — 4.4%
	Chemicals — 2.7%
153	Airgas, Inc.	16,293
232	Albemarle Corp.	15,426
114	Sherwin-Williams Co. (The)	22,524
138	Sigma-Aldrich Corp.	12,888

		67,131

	Containers & Packaging — 1.7%
363	Ball Corp.	19,913
107	Rock-Tenn Co., Class A	11,252
238	Silgan Holdings, Inc.	11,771

		42,936

	Total Materials	110,067

Utilities — 4.6%
	Electric Utilities — 1.4%
197	Edison International	11,169
375	Westar Energy, Inc.	13,170
375	Xcel Energy, Inc.	11,389

		35,728

	Gas Utilities — 0.8%
117	National Fuel Gas Co.	8,208
475	Questar Corp.	11,299

		19,507

	Multi-Utilities — 2.4%
488	CenterPoint Energy, Inc.	11,551
452	CMS Energy Corp.	13,235
282	NiSource, Inc.	10,012
165	Sempra Energy	15,934
217	Wisconsin Energy Corp.	10,093

		60,825

	Total Utilities	116,060

	Total Common Stocks (Cost $1,820,947)	2,434,108

Short-Term Investment — 4.2%
	Investment Company — 4.2%
103,768	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $103,768)	103,768

	Total Investments — 101.5% (Cost $1,924,715)	2,537,876
	Liabilities in Excess of Other Assets — (1.5)%	(38,017)

	NET ASSETS — 100.0%	$2,499,859

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,222
Aggregate gross unrealized depreciation	(11,061)

Net unrealized appreciation/depreciation	$613,161

Federal income tax cost of investments	$1,924,715

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,537,876	$—	$—	$2,537,876

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
Consumer Discretionary — 11.9%
	Auto Components — 1.6%
132	Cooper Tire & Rubber Co.	3,200
28	Standard Motor Products, Inc.	1,012
58	Stoneridge, Inc. (a)	646
215	Tower International, Inc. (a)	5,858

		10,716

	Distributors — 0.2%
20	Core-Mark Holding Co., Inc.	1,474
9	VOXX International Corp. (a)	128

		1,602

	Diversified Consumer Services — 0.3%
81	2U, Inc. (a)	1,106
10	Capella Education Co.	600
67	Corinthian Colleges, Inc. (a)	93
19	ITT Educational Services, Inc. (a)	542

		2,341

	Hotels, Restaurants & Leisure — 1.6%
9	Cracker Barrel Old Country Store, Inc.	885
34	Einstein Noah Restaurant Group, Inc.	563
34	Intrawest Resorts Holdings, Inc. (a)	448
63	Jack in the Box, Inc. (a)	3,690
184	Ruth’s Hospitality Group, Inc.	2,222
119	Sonic Corp. (a)	2,712

		10,520

	Household Durables — 1.9%
98	Helen of Troy Ltd., (Bermuda) (a)	6,750
20	Jarden Corp. (a)	1,202
70	KB Home	1,193
14	Libbey, Inc. (a)	372
51	Lifetime Brands, Inc.	907
10	NACCO Industries, Inc., Class A	542
27	Skullcandy, Inc. (a)	248
37	Universal Electronics, Inc. (a)	1,413

		12,627

	Internet & Catalog Retail — 0.1%
16	Coupons.com, Inc. (a)	390
8	FTD Cos., Inc. (a)	256

		646

	Leisure Products — 0.1%
10	Johnson Outdoors, Inc., Class A	262
18	Malibu Boats, Inc., Class A (a)	409
14	Nautilus, Inc. (a)	138

		809

	Media — 1.1%
16	AMC Entertainment Holdings, Inc., Class A (a)	383
251	E.W. Scripps Co., Class A (a)	4,439
34	Entercom Communications Corp., Class A (a)	344
76	Gray Television, Inc. (a)	790
88	Journal Communications, Inc., Class A (a)	783
12	Live Nation Entertainment, Inc. (a)	268
17	Sinclair Broadcast Group, Inc., Class A	455

		7,462

	Multiline Retail — 0.6%
44	Dillard’s, Inc., Class A	4,075

	Specialty Retail — 2.8%
19	Barnes & Noble, Inc. (a)	387
110	Brown Shoe Co., Inc.	2,911
71	Cato Corp. (The), Class A	1,917
9	Children’s Place Retail Stores, Inc. (The)	468
31	Destination Maternity Corp.	855
255	Express, Inc. (a)	4,046
70	Lithia Motors, Inc., Class A	4,665
688	Office Depot, Inc. (a)	2,840
14	Outerwall, Inc. (a)	1,030
9	Systemax, Inc. (a)	133
11	Trans World Entertainment Corp.	41

		19,293

	Textiles, Apparel & Luxury Goods — 1.6%
79	G-III Apparel Group Ltd. (a)	5,655
128	Iconix Brand Group, Inc. (a)	5,038
14	RG Barry Corp.	272

		10,965

	Total Consumer Discretionary	81,056

Consumer Staples — 5.3%
	Beverages — 0.1%
7	Coca-Cola Bottling Co. Consolidated	561

	Food & Staples Retailing — 3.2%
123	Andersons, Inc. (The)	7,304
1,292	Rite Aid Corp. (a)	8,103
221	Roundy’s, Inc.	1,521
198	Spartan Stores, Inc.	4,592
10	Village Super Market, Inc., Class A	275

		21,795

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — 1.7%
381	Chiquita Brands International, Inc. (a)	4,740
190	Pilgrim’s Pride Corp. (a)	3,967
54	Pinnacle Foods, Inc.	1,615
17	Sanderson Farms, Inc.	1,350

		11,672

	Personal Products — 0.3%
28	Revlon, Inc., Class A (a)	723
22	USANA Health Sciences, Inc. (a)	1,680

		2,403

	Total Consumer Staples	36,431

Energy — 5.6%
	Energy Equipment & Services — 2.1%
58	C&J Energy Services, Inc. (a)	1,691
51	Dawson Geophysical Co.	1,429
64	Forum Energy Technologies, Inc. (a)	1,974
20	Gulfmark Offshore, Inc., Class A	886
65	Helix Energy Solutions Group, Inc. (a)	1,482
71	Matrix Service Co. (a)	2,388
68	Superior Energy Services, Inc.	2,084
125	Tesco Corp. (a)	2,316

		14,250

	Oil, Gas & Consumable Fuels — 3.5%
12	Alon USA Energy, Inc.	184
72	Delek U.S. Holdings, Inc.	2,091
25	Energy XXI Bermuda Ltd., (Bermuda)	584
10	EPL Oil & Gas, Inc. (a)	397
50	Equal Energy Ltd.	230
398	Gastar Exploration, Inc. (a)	2,177
290	Renewable Energy Group, Inc. (a)	3,478
13	REX American Resources Corp. (a)	730
85	Rice Energy, Inc. (a)	2,233
100	RSP Permian, Inc. (a)	2,898
10	SemGroup Corp., Class A	683
31	Stone Energy Corp. (a)	1,305
668	Warren Resources, Inc. (a)	3,204
71	Western Refining, Inc.	2,737
4	Westmoreland Coal Co. (a)	125
15	World Fuel Services Corp.	675

		23,731

	Total Energy	37,981

Financials — 21.7%
	Banks — 7.2%
19	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	489
70	BBCN Bancorp, Inc.	1,203
16	BNC Bancorp	270
7	Bridge Bancorp, Inc.	192
35	Cardinal Financial Corp.	617
41	Cathay General Bancorp	1,035
24	Citizens & Northern Corp.	467
8	Community Trust Bancorp, Inc.	336
3	ConnectOne Bancorp, Inc. (a)	162
112	Customers Bancorp, Inc. (a)	2,341
175	East West Bancorp, Inc.	6,376
17	Fidelity Southern Corp.	244
25	Financial Institutions, Inc.	578
123	First Commonwealth Financial Corp.	1,113
30	First Community Bancshares, Inc.	494
29	First Financial Bancorp	516
23	First Merchants Corp.	502
28	First NBC Bank Holding Co. (a)	962
179	FirstMerit Corp.	3,722
180	Hanmi Financial Corp.	4,189
–(h)	Heartland Financial USA, Inc.	8
24	Huntington Bancshares, Inc.	237
6	Iberiabank Corp.	407
5	Lakeland Financial Corp.	185
22	MainSource Financial Group, Inc.	369
5	National Bankshares, Inc.	172
16	NBT Bancorp, Inc.	381
8	OFG Bancorp, (Puerto Rico)	134
50	Park Sterling Corp.	335
8	Peoples Bancorp, Inc.	190
51	Pinnacle Financial Partners, Inc.	1,919
175	Popular, Inc., (Puerto Rico) (a)	5,414
42	Preferred Bank (a)	1,080
26	PrivateBancorp, Inc.	796
8	Prosperity Bancshares, Inc.	523
29	Sierra Bancorp	466
78	Southwest Bancorp, Inc.	1,383
10	Square 1 Financial, Inc., Class A (a)	205
72	Susquehanna Bancshares, Inc.	818
8	SVB Financial Group (a)	1,043
52	Talmer Bancorp, Inc., Class A (a)	761
19	Texas Capital Bancshares, Inc. (a)	1,221
29	Tristate Capital Holdings, Inc. (a)	414
14	WesBanco, Inc.	449
22	West Bancorporation, Inc.	336
353	Wilshire Bancorp, Inc.	3,922
10	Yadkin Financial Corp. (a)	218

		49,194

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — 1.4%
323	BGC Partners, Inc., Class A	2,110
117	Cowen Group, Inc., Class A (a)	515
32	Gladstone Capital Corp.	325
124	Gladstone Investment Corp.	1,025
163	Investment Technology Group, Inc. (a)	3,291
99	Ladenburg Thalmann Financial Services, Inc. (a)	298
72	Manning & Napier, Inc.	1,209
21	Piper Jaffray Cos. (a)	957
8	Prospect Capital Corp.	87

		9,817

	Consumer Finance — 1.7%
12	Cash America International, Inc.	480
50	Encore Capital Group, Inc. (a)	2,285
58	Green Dot Corp., Class A (a)	1,140
34	JGWPT Holdings, Inc., Class A (a)	623
40	Nelnet, Inc., Class A	1,620
117	Regional Management Corp. (a)	2,873
29	World Acceptance Corp. (a)	2,207

		11,228

	Insurance — 2.6%
209	American Equity Investment Life Holding Co.	4,946
39	Aspen Insurance Holdings Ltd., (Bermuda)	1,540
264	CNO Financial Group, Inc.	4,777
14	Crawford & Co., Class B	149
33	HCI Group, Inc.	1,183
71	Hilltop Holdings, Inc. (a)	1,682
9	Horace Mann Educators Corp.	264
71	Maiden Holdings Ltd., (Bermuda)	882
7	Montpelier Re Holdings Ltd., (Bermuda)	217
19	Selective Insurance Group, Inc.	441
8	Stewart Information Services Corp.	274
34	Symetra Financial Corp.	680
21	United Fire Group, Inc.	628
6	Validus Holdings Ltd., (Bermuda)	236

		17,899

	Real Estate Investment Trusts (REITs) — 7.5%
5	Agree Realty Corp.	158
23	American Campus Communities, Inc.	870
500	Anworth Mortgage Asset Corp.	2,480
21	Ashford Hospitality Prime, Inc.	324
107	Ashford Hospitality Trust, Inc.	1,205
366	Capstead Mortgage Corp.	4,637
77	CBL & Associates Properties, Inc.	1,367
47	Chatham Lodging Trust	958
41	Chesapeake Lodging Trust	1,052
61	CoreSite Realty Corp.	1,900
136	Cousins Properties, Inc.	1,559
154	DCT Industrial Trust, Inc.	1,210
50	DDR Corp.	826
17	EastGroup Properties, Inc.	1,057
124	Education Realty Trust, Inc.	1,224
224	First Industrial Realty Trust, Inc.	4,333
86	GEO Group, Inc. (The)	2,766
46	Glimcher Realty Trust	457
8	Home Properties, Inc.	487
33	LaSalle Hotel Properties	1,027
21	LTC Properties, Inc.	779
6	Mid-America Apartment Communities, Inc.	433
17	Parkway Properties, Inc.	307
41	Pebblebrook Hotel Trust	1,381
59	Pennsylvania Real Estate Investment Trust	1,058
25	Pennymac Mortgage Investment Trust	597
113	Potlatch Corp.	4,368
19	PS Business Parks, Inc.	1,572
86	RAIT Financial Trust	728
15	Ramco-Gershenson Properties Trust	243
107	Redwood Trust, Inc.	2,162
111	RLJ Lodging Trust	2,960
164	Strategic Hotels & Resorts, Inc. (a)	1,675
8	Sun Communities, Inc.	343
189	Sunstone Hotel Investors, Inc.	2,599

		51,102

	Thrifts & Mortgage Finance — 1.3%
12	BofI Holding, Inc. (a)	1,046
105	Flagstar Bancorp, Inc. (a)	2,338
32	HomeStreet, Inc.	616
15	OceanFirst Financial Corp.	267
105	Ocwen Financial Corp. (a)	4,098
10	Provident Financial Holdings, Inc.	156
25	Walker & Dunlop, Inc. (a)	401

		8,922

	Total Financials	148,162

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Health Care — 11.9%
	Biotechnology — 4.0%
28	Acceleron Pharma, Inc. (a)	976
59	Aegerion Pharmaceuticals, Inc. (a)	2,740
3	Agios Pharmaceuticals, Inc. (a)	133
8	Akebia Therapeutics, Inc. (a)	149
25	Alnylam Pharmaceuticals, Inc. (a)	1,658
40	AMAG Pharmaceuticals, Inc. (a)	778
36	Applied Genetic Technologies Corp. (a)	543
27	Auspex Pharmaceuticals, Inc. (a)	831
38	Cara Therapeutics, Inc. (a)	702
54	Celladon Corp. (a)	645
37	Celldex Therapeutics, Inc. (a)	650
23	Concert Pharmaceuticals, Inc. (a)	315
33	Dicerna Pharmaceuticals, Inc. (a)	944
18	Eagle Pharmaceuticals, Inc. (a)	233
33	Eleven Biotherapeutics, Inc. (a)	527
34	Flexion Therapeutics, Inc. (a)	559
11	Foundation Medicine, Inc. (a)	369
75	Infinity Pharmaceuticals, Inc. (a)	896
3	Intercept Pharmaceuticals, Inc. (a)	989
27	InterMune, Inc. (a)	914
7	Karyopharm Therapeutics, Inc. (a)	225
20	MacroGenics, Inc. (a)	565
42	NPS Pharmaceuticals, Inc. (a)	1,261
7	Ophthotech Corp. (a)	261
30	Pharmacyclics, Inc. (a)	2,977
36	Synageva BioPharma Corp. (a)	3,012
286	Threshold Pharmaceuticals, Inc. (a)	1,362
65	Trevena, Inc. (a)	508
28	Ultragenyx Pharmaceutical, Inc. (a)	1,384

		27,106

	Health Care Equipment & Supplies — 2.6%
28	ArthroCare Corp. (a)	1,349
105	Greatbatch, Inc. (a)	4,817
16	Inogen, Inc. (a)	263
72	Insulet Corp. (a)	3,433
199	NuVasive, Inc. (a)	7,647
24	PhotoMedex, Inc. (a)	385

		17,894

	Health Care Providers & Services — 2.6%
77	Amsurg Corp. (a)	3,641
63	Centene Corp. (a)	3,897
387	Cross Country Healthcare, Inc. (a)	3,120
216	Gentiva Health Services, Inc. (a)	1,965
82	Molina Healthcare, Inc. (a)	3,095
53	Owens & Minor, Inc.	1,850
12	Providence Service Corp. (The) (a)	339

		17,907

	Health Care Technology — 0.4%
17	Castlight Health, Inc., Class B (a)	354
76	Veeva Systems, Inc., Class A (a)	2,019

		2,373

	Life Sciences Tools & Services — 0.4%
53	Cambrex Corp. (a)	994
17	Furiex Pharmaceuticals, Inc. (a)	1,488
41	Harvard Bioscience, Inc. (a)	192

		2,674

	Pharmaceuticals — 1.9%
8	Achaogen, Inc. (a)	119
24	Egalet Corp. (a)	341
23	Impax Laboratories, Inc. (a)	618
25	Jazz Pharmaceuticals plc, (Ireland) (a)	3,439
86	Lannett Co., Inc. (a)	3,072
68	Medicines Co. (The) (a)	1,927
30	Questcor Pharmaceuticals, Inc.	1,922
43	Revance Therapeutics, Inc. (a)	1,355

		12,793

	Total Health Care	80,747

Industrials — 16.1%
	Aerospace & Defense — 2.1%
85	AAR Corp. (m)	2,203
7	Curtiss-Wright Corp.	432
137	Engility Holdings, Inc. (a)	6,163
29	Esterline Technologies Corp. (a)	3,100
40	Triumph Group, Inc.	2,577

		14,475

	Air Freight & Logistics — 0.3%
21	Atlas Air Worldwide Holdings, Inc. (a)	737
20	Park-Ohio Holdings Corp. (a)	1,106

		1,843

	Airlines — 1.6%
60	Alaska Air Group, Inc.	5,571
127	Hawaiian Holdings, Inc. (a)	1,767
303	Republic Airways Holdings, Inc. (a)	2,770
72	SkyWest, Inc.	921

		11,029

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Building Products — 0.1%
48	Gibraltar Industries, Inc. (a)	911

	Commercial Services & Supplies — 4.1%
176	ABM Industries, Inc. (m)	5,070
87	ARC Document Solutions, Inc. (a)	650
39	Ceco Environmental Corp.	649
451	Cenveo, Inc. (a)	1,371
134	Deluxe Corp.	7,041
14	Herman Miller, Inc.	437
188	Kimball International, Inc., Class B	3,399
62	Knoll, Inc.	1,126
97	Quad/Graphics, Inc.	2,272
154	Steelcase, Inc., Class A	2,561
7	UniFirst Corp.	726
21	United Stationers, Inc.	871
78	Viad Corp.	1,870

		28,043

	Construction & Engineering — 0.8%
14	Argan, Inc.	404
58	EMCOR Group, Inc.	2,700
82	Tutor Perini Corp. (a)	2,349

		5,453

	Electrical Equipment — 1.6%
23	Acuity Brands, Inc.	3,049
67	Brady Corp., Class A	1,827
38	EnerSys, Inc.	2,613
32	Generac Holdings, Inc.	1,881
24	LSI Industries, Inc.	196
17	Regal-Beloit Corp.	1,265

		10,831

	Machinery — 3.0%
51	Albany International Corp., Class A	1,795
30	Barnes Group, Inc.	1,166
25	Columbus McKinnon Corp. (a)	672
82	Federal Signal Corp. (a)	1,217
8	FreightCar America, Inc.	186
61	Global Brass & Copper Holdings, Inc.	957
23	Hardinge, Inc.	331
20	Hyster-Yale Materials Handling, Inc.	1,979
39	Kadant, Inc.	1,415
28	LB Foster Co., Class A	1,321
51	NN, Inc.	1,007
5	Standex International Corp.	263
50	TriMas Corp. (a)	1,667
96	Wabash National Corp. (a)	1,318
47	Wabtec Corp.	3,604
6	Watts Water Technologies, Inc., Class A	352
56	Xerium Technologies, Inc. (a)	902

		20,152

	Professional Services — 0.9%
45	Barrett Business Services, Inc.	2,669
18	Heidrick & Struggles International, Inc.	369
10	Kelly Services, Inc., Class A	242
21	Paylocity Holding Corp. (a)	500
40	RPX Corp. (a)	653
15	TriNet Group, Inc. (a)	326
34	TrueBlue, Inc. (a)	998
12	VSE Corp.	622

		6,379

	Road & Rail — 1.0%
3	AMERCO	743
24	Arkansas Best Corp.	868
13	Avis Budget Group, Inc. (a)	638
115	Quality Distribution, Inc. (a)	1,487
20	Saia, Inc. (a)	747
80	Swift Transportation Co. (a)	1,988
14	Universal Truckload Services, Inc.	390

		6,861

	Trading Companies & Distributors — 0.6%
43	Applied Industrial Technologies, Inc.	2,065
6	Beacon Roofing Supply, Inc. (a)	224
17	United Rentals, Inc. (a)	1,642

		3,931

	Total Industrials	109,908

Information Technology — 17.9%
	Communications Equipment — 0.8%
125	ARRIS Group, Inc. (a)	3,531
30	Aviat Networks, Inc. (a)	48
13	CalAmp Corp. (a)	348
143	Extreme Networks, Inc. (a)	828
44	PC-Tel, Inc.	381

		5,136

	Electronic Equipment, Instruments & Components — 2.9%
94	Audience, Inc. (a)	1,172
177	Benchmark Electronics, Inc. (a)	3,998
74	Insight Enterprises, Inc. (a)	1,853
13	Littelfuse, Inc.	1,227

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
59	Newport Corp. (a)	1,212
386	Sanmina Corp. (a)	6,737
61	SYNNEX Corp. (a)	3,703

		19,902

	Internet Software & Services — 3.0%
59	Aerohive Networks, Inc. (a)	617
15	Amber Road, Inc. (a)	225
129	Carbonite, Inc. (a)	1,318
9	Care.com, Inc. (a)	151
200	Chegg, Inc. (a)	1,401
53	Cornerstone OnDemand, Inc. (a)	2,556
24	Demandware, Inc. (a)	1,525
7	Digital River, Inc. (a)	113
66	Intralinks Holdings, Inc. (a)	676
35	Marketo, Inc. (a)	1,134
16	Q2 Holdings, Inc. (a)	245
138	support.com, Inc. (a)	352
163	United Online, Inc.	1,885
149	WebMD Health Corp. (a)	6,161
29	Yelp, Inc. (a)	2,239

		20,598

	IT Services — 2.4%
81	CSG Systems International, Inc.	2,115
12	EVERTEC, Inc., (Puerto Rico)	301
368	Global Cash Access Holdings, Inc. (a)	2,524
124	iGATE Corp. (a)	3,920
211	Unisys Corp. (a)	6,433
37	VeriFone Systems, Inc. (a)	1,235

		16,528

	Semiconductors & Semiconductor Equipment — 4.7%
40	Alpha & Omega Semiconductor Ltd. (a)	291
128	Amkor Technology, Inc. (a)	879
35	Brooks Automation, Inc.	387
75	First Solar, Inc. (a)	5,241
78	Integrated Silicon Solution, Inc. (a)	1,219
64	Lattice Semiconductor Corp. (a)	499
23	Nanometrics, Inc. (a)	419
57	Pericom Semiconductor Corp. (a)	449
147	Photronics, Inc. (a)	1,254
157	Silicon Image, Inc. (a)	1,085
103	Skyworks Solutions, Inc. (a)	3,849
142	Spansion, Inc., Class A (a)	2,475
435	SunEdison, Inc. (a)	8,203
408	Ultra Clean Holdings, Inc. (a)	5,360

		31,610

	Software — 3.6%
104	Actuate Corp. (a)	626
63	Advent Software, Inc.	1,861
9	Aspen Technology, Inc. (a)	377
13	FireEye, Inc. (a)	776
37	Manhattan Associates, Inc. (a)	1,303
136	Pegasystems, Inc.	4,814
47	PTC, Inc. (a)	1,651
8	Rovi Corp. (a)	185
262	Take-Two Interactive Software, Inc. (a)	5,746
329	TeleCommunication Systems, Inc., Class A (a)	756
94	Telenav, Inc. (a)	561
23	TIBCO Software, Inc. (a)	463
106	TiVo, Inc. (a)	1,398
24	Varonis Systems, Inc. (a)	855
71	Verint Systems, Inc. (a)	3,309

		24,681

	Technology Hardware, Storage & Peripherals — 0.5%
66	Avid Technology, Inc. (a)	400
108	QLogic Corp. (a)	1,373
80	Super Micro Computer, Inc. (a)	1,396

		3,169

	Total Information Technology	121,624

Materials — 3.8%
	Chemicals — 1.8%
59	A Schulman, Inc.	2,146
67	Axiall Corp.	3,001
5	FutureFuel Corp.	95
28	H.B. Fuller Co.	1,366
6	Innospec, Inc.	267
40	Koppers Holdings, Inc.	1,666
47	Minerals Technologies, Inc.	3,054
73	OMNOVA Solutions, Inc. (a)	761

		12,356

	Construction Materials — 0.1%
32	Headwaters, Inc. (a)	427

	Containers & Packaging — 1.0%
251	Graphic Packaging Holding Co. (a)	2,548
37	Rock-Tenn Co., Class A	3,906

		6,454

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — 0.6%
35	Commercial Metals Co.	651
27	SunCoke Energy, Inc. (a)	624
79	Worthington Industries, Inc.	3,029

		4,304

	Paper & Forest Products — 0.3%
33	Boise Cascade Co. (a)	954
58	Resolute Forest Products, Inc., (Canada) (a)	1,167

		2,121

	Total Materials	25,662

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
6	Atlantic Tele-Network, Inc.	362
60	IDT Corp., Class B	995
391	Inteliquent, Inc.	5,678
103	Premiere Global Services, Inc. (a)	1,239
30	Straight Path Communications, Inc., Class B (a)	219

	Total Telecommunication Services	8,493

Utilities — 2.8%
	Electric Utilities — 1.9%
60	El Paso Electric Co.	2,130
21	Empire District Electric Co. (The)	511
34	IDACORP, Inc.	1,908
18	MGE Energy, Inc.	706
169	Portland General Electric Co.	5,449
33	UNS Energy Corp.	1,981
12	Westar Energy, Inc.	415

		13,100

	Gas Utilities — 0.7%
3	AGL Resources, Inc.	126
6	Chesapeake Utilities Corp.	360
20	Laclede Group, Inc. (The)	948
35	New Jersey Resources Corp.	1,728
9	Northwest Natural Gas Co.	400
17	Southwest Gas Corp.	893
11	WGL Holdings, Inc.	421

		4,876

	Independent Power and Renewable Electricity Producers — 0.1%
63	Genie Energy Ltd., Class B (a)	630

	Water Utilities — 0.1%
6	Artesian Resources Corp., Class A	126
35	Consolidated Water Co., Ltd., (Cayman Islands)	466

		592

	Total Utilities	19,198

	Total Common Stocks (Cost $465,071)	669,262

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,415	U.S. Treasury Note, 0.250%, 11/30/14 (m)(k) (Cost $1,416)	1,417

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
16,282	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $16,282)	16,282

	Total Investments — 100.8% (Cost $482,769)	686,961
	Liabilities in Excess of Other Assets — (0.8)%	(5,655)

	NET ASSETS — 100.0%	$681,306

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
94	E-mini Russell 2000	06/20/14	$11,003	$(160)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,767
Aggregate gross unrealized depreciation	(15,575)

Net unrealized appreciation/depreciation	$204,192

Federal income tax cost of investments	$482,769

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$685,544	$1,417	$—	$686,961
Depreciation in Other Financial Instruments
Futures Contracts	$(160)	$—	$—	$(160)

(a)	All portfolio holdings designated in Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for future collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during period ended March 31, 2014.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
Consumer Discretionary — 20.9%
	Auto Components — 2.9%
1,206	Allison Transmission Holdings, Inc.	36,112
1,624	Dana Holding Corp.	37,795
416	Drew Industries, Inc.	22,549

		96,456

	Distributors — 1.5%
828	Pool Corp.	50,795

	Diversified Consumer Services — 1.2%
546	Ascent Capital Group, Inc., Class A (a)	41,282

	Hotels, Restaurants & Leisure — 3.8%
1,313	Brinker International, Inc.	68,882
156	Cracker Barrel Old Country Store, Inc.	15,171
725	Monarch Casino & Resort, Inc. (a)	13,426
569	Papa John’s International, Inc.	29,656

		127,135

	Household Durables — 2.5%
1,416	Jarden Corp. (a)	84,700

	Leisure Products — 1.1%
547	Brunswick Corp.	24,769
621	Malibu Boats, Inc., Class A (a)	13,801

		38,570

	Media — 3.3%
1,615	Cinemark Holdings, Inc.	46,859
342	Morningstar, Inc.	26,987
2,385	National CineMedia, Inc.	35,778

		109,624

	Specialty Retail — 2.1%
2,919	American Eagle Outfitters, Inc.	35,731
2,173	Chico’s FAS, Inc.	34,833

		70,564

	Textiles, Apparel & Luxury Goods — 2.5%
1,971	Crocs, Inc. (a)	30,747
555	Iconix Brand Group, Inc. (a)	21,792
4,247	Quiksilver, Inc. (a)	31,898

		84,437

	Total Consumer Discretionary	703,563

Consumer Staples — 2.6%
	Food Products — 1.2%
439	J&J Snack Foods Corp.	42,101

	Household Products — 1.4%
584	Spectrum Brands Holdings, Inc.	46,517

	Total Consumer Staples	88,618

Energy — 4.8%
	Energy Equipment & Services — 2.4%
1,372	Patterson-UTI Energy, Inc.	43,468
767	Tidewater, Inc.	37,313

		80,781

	Oil, Gas & Consumable Fuels — 2.4%
796	Approach Resources, Inc. (a)	16,639
369	Cimarex Energy Co.	43,969
2,785	Resolute Energy Corp. (a)	20,054

		80,662

	Total Energy	161,443

Financials — 19.6%
	Banks — 8.7%
4,245	Associated Banc-Corp.	76,659
1,513	First Financial Bancorp	27,205
1,870	First Horizon National Corp.	23,078
775	First Republic Bank	41,844
733	Glacier Bancorp, Inc.	21,310
399	Iberiabank Corp.	28,008
2,040	Umpqua Holdings Corp.	38,019
1,508	Western Alliance Bancorp (a)	37,087

		293,210

	Capital Markets — 3.1%
527	Greenhill & Co., Inc.	27,388
1,554	HFF, Inc., Class A	52,239
2,089	Janus Capital Group, Inc.	22,712

		102,339

	Insurance — 2.2%
1,648	ProAssurance Corp.	73,380

	Real Estate Investment Trusts (REITs) — 5.0%
632	EastGroup Properties, Inc.	39,754
408	Mid-America Apartment Communities, Inc.	27,823
1,356	National Retail Properties, Inc.	46,538
2,010	RLJ Lodging Trust	53,746

		167,861

	Real Estate Management & Development — 0.6%
481	Realogy Holdings Corp. (a)	20,919

	Total Financials	657,709

Health Care — 8.2%
	Health Care Equipment & Supplies — 2.8%
535	IDEXX Laboratories, Inc. (a)	64,963
676	West Pharmaceutical Services, Inc.	29,776

		94,739

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — 4.5%
237	Centene Corp. (a)	14,784
787	Hanger, Inc. (a)	26,499
417	HealthSouth Corp.	14,994
499	Magellan Health Services, Inc. (a)	29,618
239	MWI Veterinary Supply, Inc. (a)	37,205
441	WellCare Health Plans, Inc. (a)	27,989

		151,089

	Health Care Technology — 0.9%
1,090	Omnicell, Inc. (a)	31,187

	Total Health Care	277,015

Industrials — 16.6%
	Air Freight & Logistics — 0.8%
556	Forward Air Corp.	25,616

	Airlines — 0.3%
101	Allegiant Travel Co.	11,316

	Building Products — 0.6%
1,526	Ply Gem Holdings, Inc. (a)	19,271

	Commercial Services & Supplies — 5.1%
1,513	Herman Miller, Inc.	48,597
1,170	KAR Auction Services, Inc.	35,501
1,977	Waste Connections, Inc.	86,697

		170,795

	Construction & Engineering — 0.6%
1,326	Comfort Systems USA, Inc.	20,203

	Electrical Equipment — 2.1%
685	Generac Holdings, Inc.	40,413
433	Regal-Beloit Corp.	31,467

		71,880

	Machinery — 5.8%
800	Altra Industrial Motion Corp.	28,564
1,378	Douglas Dynamics, Inc.	23,998
636	RBC Bearings, Inc. (a)	40,498
1,638	Rexnord Corp. (a)	47,480
867	Toro Co. (The)	54,763

		195,303

	Road & Rail — 1.3%
1,914	Knight Transportation, Inc.	44,268

	Total Industrials	558,652

Information Technology — 12.5%
	Electronic Equipment, Instruments & Components — 1.9%
541	Anixter International, Inc.	54,885
100	FEI Co.	10,286

		65,171

	Internet Software & Services — 1.5%
710	Q2 Holdings, Inc. (a)	11,029
333	SciQuest, Inc. (a)	8,987
353	Zillow, Inc., Class A (a)	31,124

		51,140

	IT Services — 1.2%
1,286	CoreLogic, Inc. (a)	38,638

	Semiconductors & Semiconductor Equipment — 1.8%
1,618	Freescale Semiconductor Ltd. (a)	39,497
350	Hittite Microwave Corp.	22,087

		61,584

	Software — 6.1%
921	Advent Software, Inc.	27,029
221	FactSet Research Systems, Inc.	23,806
549	Imperva, Inc. (a)	30,588
422	MICROS Systems, Inc. (a)	22,342
909	Monotype Imaging Holdings, Inc.	27,412
130	NetSuite, Inc. (a)	12,335
2,085	Rovi Corp. (a)	47,504
186	Splunk, Inc. (a)	13,324

		204,340

	Total Information Technology	420,873

Materials — 8.4%
	Chemicals — 2.5%
260	Airgas, Inc.	27,677
2,642	Taminco Corp. (a)	55,505

		83,182

	Containers & Packaging — 5.3%
895	AptarGroup, Inc.	59,177
1,273	Crown Holdings, Inc. (a)	56,970
1,288	Silgan Holdings, Inc.	63,800

		179,947

	Metals & Mining — 0.6%
226	Compass Minerals International, Inc.	18,629

	Total Materials	281,758

Utilities — 2.7%
	Electric Utilities — 1.3%
1,323	Portland General Electric Co.	42,792

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — 1.4%
981	NorthWestern Corp.	46,539

	Total Utilities	89,331

	Total Common Stocks (Cost $2,028,925)	3,238,962

Short-Term Investment — 3.9%
	Investment Company — 3.9%
129,753	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $129,753)	129,753

	Total Investments — 100.2% (Cost $2,158,678)	3,368,715
	Liabilities in Excess of Other Assets — (0.2)%	(6,657)

	NET ASSETS — 100.0%	$3,362,058

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,254,585
Aggregate gross unrealized depreciation	(44,548)

Net unrealized appreciation/depreciation	$1,210,037

Federal income tax cost of investments	$2,158,678

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,368,715	$—	$—	$3,368,715

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 49.5%
	International Equity — 17.0%
66,568	iShares MSCI EAFE ETF	4,471,373
58,881	iShares MSCI Emerging Markets ETF	2,413,532

	Total International Equity	6,884,905

	U.S. Equity — 32.5%
9,977	iShares Russell 2000 ETF	1,160,724
9,150	iShares Russell Mid-Cap ETF	1,416,054
61,638	Vanguard S&P 500 ETF	10,561,671

	Total U.S. Equity	13,138,449

	Total Exchange Traded Funds (Cost $18,169,032)	20,023,354

Investment Companies — 50.7% (b)
	Alternative Assets — 4.1%
79,747	JPMorgan International Realty Fund, Class R5 Shares	787,901
69,840	JPMorgan Realty Income Fund, Class R5 Shares	845,068

	Total Alternative Assets	1,632,969

	International Equity — 17.0%
91,522	JPMorgan Emerging Economies Fund, Class R5 Shares	1,177,882
53,402	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,239,471
109,262	JPMorgan International Equity Fund, Class R6 Shares	1,765,678
114,406	JPMorgan International Opportunities Fund, Class R6 Shares	1,779,015
44,785	JPMorgan Intrepid International Fund, Institutional Class Shares	925,703

	Total International Equity	6,887,749

	Money Market — 0.4%
171,282	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	171,282

	U.S. Equity — 29.2%
169,628	JPMorgan Growth Advantage Fund, Class R5 Shares	2,373,098
67,143	JPMorgan Intrepid America Fund, Class R5 Shares	2,398,336
14,415	JPMorgan Mid Cap Equity Fund, Class R6 Shares	622,735
236,318	JPMorgan U.S. Equity Fund, Class R6 Shares	3,384,067
37,577	JPMorgan U.S. Small Company Fund, Class R6 Shares	601,229
86,861	JPMorgan Value Advantage Fund, Institutional Class Shares	2,446,020

	Total U.S. Equity	11,825,485

	Total Investment Companies (Cost $18,954,517)	20,517,485

	Total Investments — 100.2% (Cost $37,123,549)	40,540,839
	Liabilities in Excess of Other Assets — (0.2)%	(76,372)

	NET ASSETS — 100.0%	$40,464,467

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,417,290
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$3,417,290

Federal income tax cost of investments	$37,123,549

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$40,540,839	$—	$—	$40,540,839

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.5%
	International Equity — 1.5%
162,250	SPDR S&P Global Natural Resources ETF (Cost $8,340,136)	8,167,665

Investment Companies — 98.3% (b)
	Alternative Assets — 1.8%
291,291	JPMorgan Commodities Strategy Fund, Class R6 Shares	4,095,555
509,342	JPMorgan International Realty Fund, Class R5 Shares	5,032,297
46,548	JPMorgan Realty Income Fund, Class R5 Shares	563,230

	Total Alternative Assets	9,691,082

	Fixed Income — 53.3%
14,502,980	JPMorgan Core Bond Fund, Class R6 Shares	168,379,601
2,341,323	JPMorgan Corporate Bond Fund, Class R6 Shares	23,038,617
885,587	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	7,368,084
25,844	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	244,480
1,987,675	JPMorgan Floating Rate Income Fund, Class R6 Shares	20,095,393
4,825,980	JPMorgan High Yield Fund, Class R6 Shares	38,993,922
2,528,336	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	26,446,399
664,733	JPMorgan Real Return Fund, Institutional Class Shares	6,594,154

	Total Fixed Income	291,160,650

	International Equity — 8.5%
313,117	JPMorgan Emerging Economies Fund, Class R5 Shares	4,029,819
195,749	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	4,543,333
914,293	JPMorgan International Equity Fund, Class R6 Shares	14,774,974
963,889	JPMorgan International Opportunities Fund, Class R6 Shares	14,988,477
401,018	JPMorgan Intrepid International Fund, Institutional Class Shares	8,289,047

	Total International Equity	46,625,650

	Money Market — 9.2%
50,436,485	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	50,436,485

	U.S. Equity — 25.5%
2,964,443	JPMorgan Disciplined Equity Fund, Class R6 Shares	67,263,220
1,203,929	JPMorgan Growth Advantage Fund, Class R5 Shares	16,842,964
378,626	JPMorgan Intrepid America Fund, Class R5 Shares	13,524,504
213,877	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	9,239,483
38,763	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,967,231
118,118	JPMorgan Small Cap Growth Fund, Class R6 Shares	1,865,082
91,002	JPMorgan Small Cap Value Fund, Class R6 Shares	2,603,561
554,986	JPMorgan U.S. Equity Fund, Class R6 Shares	7,947,396
628,355	JPMorgan Value Advantage Fund, Institutional Class Shares	17,694,471

	Total U.S. Equity	138,947,912

	Total Investment Companies (Cost $477,292,224)	536,861,779

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
2,645,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $2,647,444)	2,647,997

	Total Investments — 100.3% (Cost $488,279,804)	547,677,441
	Liabilities in Excess of Other Assets — (0.3)%	(1,404,009)

	NET ASSETS — 100.0%	$546,273,432

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
46	TOPIX Index	06/12/14	$5,361,430	$(92,424)
51	10 Year Australian Government Bond	06/16/14	5,465,120	28,848
8	DAX Index	06/20/14	2,641,368	107,077
83	Dow Jones Euro STOXX 50 Index	06/20/14	3,544,694	145,427
60	E-mini Russell 2000	06/20/14	7,023,000	(102,105)
33	E-mini S&P 500	06/20/14	3,076,590	6,369

	Short Futures Outstanding
(47)	CAC 40 10 Euro	04/17/14	(2,843,153)	(85,868)
(37)	Hang Seng Index	04/29/14	(5,280,603)	(99,436)
(2)	10 Year Japanese Government Bond	06/11/14	(2,802,306)	5,826
(86)	10 Year U.S. Treasury Note	06/19/14	(10,621,000)	47,769
(25)	FTSE 100 Index	06/20/14	(2,727,249)	(18,690)
(1)	5 Year U.S. Treasury Note	06/30/14	(118,953)	(18)

				$(57,225)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,963,612
Aggregate gross unrealized depreciation	(565,975)

Net unrealized appreciation/depreciation	$59,397,637

Federal income tax cost of investments	$488,279,804

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$545,029,444	$2,647,997	$—	$547,677,441
Appreciation in Other Financial Instruments
Futures Contracts	$341,316	$—	$—	$341,316
Depreciation in Other Financial Instruments
Futures Contracts	$(398,541)	$—	$—	$(398,541)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.7%
	International Equity — 0.7%
268,106	SPDR S&P Global Natural Resources ETF (Cost $13,746,209)	13,496,456

Investment Companies — 99.1% (b)
	Alternative Assets — 2.0%
690,694	JPMorgan Commodities Strategy Fund, Class R6 Shares	9,711,156
1,736,878	JPMorgan International Realty Fund, Class R5 Shares	17,160,352
917,998	JPMorgan Realty Income Fund, Class R5 Shares	11,107,772

	Total Alternative Assets	37,979,280

	Fixed Income — 50.7%
49,841,146	JPMorgan Core Bond Fund, Class R6 Shares	578,655,706
8,326,804	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	81,935,753
2,765,465	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	23,008,668
71,930	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	680,458
5,239,100	JPMorgan Floating Rate Income Fund, Class R6 Shares (m)	52,967,301
15,735,595	JPMorgan High Yield Fund, Class R6 Shares	127,143,610
6,413,693	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	67,087,234
1,598,190	JPMorgan Real Return Fund, Institutional Class Shares	15,854,049

	Total Fixed Income	947,332,779

	International Equity — 11.9%
1,897,600	JPMorgan Emerging Economies Fund, Class R5 Shares	24,422,117
1,283,464	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	29,789,208
3,920,839	JPMorgan International Equity Fund, Class R6 Shares	63,360,752
4,252,512	JPMorgan International Opportunities Fund, Class R6 Shares	66,126,558
1,819,303	JPMorgan Intrepid International Fund, Institutional Class Shares	37,605,003

	Total International Equity	221,303,638

	Money Market — 6.3%
118,023,521	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	118,023,521

	U.S. Equity — 28.2%
10,114,626	JPMorgan Disciplined Equity Fund, Class R6 Shares	229,500,856
4,539,806	JPMorgan Growth Advantage Fund, Class R5 Shares	63,511,890
1,668,698	JPMorgan Intrepid America Fund, Class R5 Shares	59,605,908
808,305	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	34,918,766
199,179	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,108,352
546,551	JPMorgan Small Cap Growth Fund, Class R6 Shares	8,630,034
285,920	JPMorgan Small Cap Value Fund, Class R6 Shares	8,180,181
3,144,124	JPMorgan U.S. Equity Fund, Class R6 Shares	45,023,854
2,404,044	JPMorgan Value Advantage Fund, Institutional Class Shares	67,697,881

	Total U.S. Equity	527,177,722

	Total Investment Companies (Cost $1,672,235,109)	1,851,816,940

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
8,395,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $8,402,759)	8,404,512

	Total Investments — 100.2% (Cost $1,694,384,077)	1,873,717,908
	Liabilities in Excess of Other Assets — (0.2)%	(4,148,617)

	NET ASSETS — 100.0%	$1,869,569,291

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
128	TOPIX Index	06/12/14	$14,918,762	$(257,180)
169	10 Year Australian Government Bond	06/16/14	18,109,910	95,596
3	10 Year U.S. Treasury Note	06/19/14	370,500	(1,553)
30	DAX Index	06/20/14	9,905,131	401,538
110	Dow Jones Euro STOXX 50 Index	06/20/14	4,697,787	192,768
273	E-mini Russell 2000	06/20/14	31,954,650	(376,366)
197	E-mini S&P 500	06/20/14	18,366,310	38,021

	Short Futures Outstanding
(147)	CAC 40 10 Euro	04/17/14	(8,892,414)	(268,539)
(124)	Hang Seng Index	04/29/14	(17,697,157)	(333,222)
(5)	10 Year Japanese Government Bond	06/11/14	(7,005,765)	14,564
(84)	FTSE 100 Index	06/20/14	(9,163,557)	(62,799)
(466)	5 Year U.S. Treasury Note	06/30/14	(55,432,156)	254,068

				$(303,104)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,966,509
Aggregate gross unrealized depreciation	(1,632,678)

Net unrealized appreciation/depreciation	$179,333,831

Federal income tax cost of investments	$1,694,384,077

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,865,313,396	$8,404,512	$—	$1,873,717,908
Appreciation in Other Financial Instruments
Futures Contracts	$996,555	$—	$—	$996,555

Depreciation in Other Financial Instruments
Futures Contracts	$(1,299,659)	$—	$—	$(1,299,659)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	International Equity — 0.1%
79,697	SPDR S&P Global Natural Resources ETF (Cost $4,224,563)	4,011,947

Investment Companies — 99.9% (b)
	Alternative Assets — 2.9%
301,833	JPMorgan Commodities Strategy Fund, Class R6 Shares (m)	4,243,775
5,131,800	JPMorgan International Realty Fund, Class R5 Shares	50,702,182
4,591,160	JPMorgan Realty Income Fund, Class R5 Shares	55,553,036

	Total Alternative Assets	110,498,993

	Fixed Income — 43.6%
100,174,004	JPMorgan Core Bond Fund, Class R6 Shares	1,163,020,190
15,908,226	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	156,536,949
5,132,253	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	42,700,343
151,612	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,434,250
3,915,740	JPMorgan Floating Rate Income Fund, Class R6 Shares (m)	39,588,129
28,291,991	JPMorgan High Yield Fund, Class R6 Shares	228,599,288
4,147,351	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	43,381,295
1,031,888	JPMorgan Real Return Fund, Institutional Class Shares	10,236,326

	Total Fixed Income	1,685,496,770

	International Equity — 16.6%
6,136,518	JPMorgan Emerging Economies Fund, Class R5 Shares	78,976,984
4,328,496	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	100,464,384
11,594,445	JPMorgan International Equity Fund, Class R6 Shares	187,366,230
11,667,406	JPMorgan International Opportunities Fund, Class R6 Shares	181,428,160
4,523,712	JPMorgan Intrepid International Fund, Institutional Class Shares	93,505,126

	Total International Equity	641,740,884

	Money Market — 2.4%
92,588,311	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	92,588,311

	U.S. Equity — 34.4%
19,571,811	JPMorgan Disciplined Equity Fund, Class R6 Shares	444,084,395
12,897,941	JPMorgan Growth Advantage Fund, Class R5 Shares	180,442,194
5,187,249	JPMorgan Intrepid America Fund, Class R5 Shares	185,288,537
2,186,651	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	94,463,309
647,495	JPMorgan Small Cap Equity Fund, Class R5 Shares	32,860,379
1,479,656	JPMorgan Small Cap Growth Fund, Class R6 Shares	23,363,765
778,684	JPMorgan Small Cap Value Fund, Class R6 Shares	22,278,154
11,677,946	JPMorgan U.S. Equity Fund, Class R6 Shares	167,228,194
6,348,097	JPMorgan Value Advantage Fund, Institutional Class Shares	178,762,415

	Total U.S. Equity	1,328,771,342

	Total Investment Companies (Cost $3,428,682,189)	3,859,096,300

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
22,010,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $22,030,405)	22,034,937

	Total Investments — 100.6% (Cost $3,454,937,157)	3,885,143,184
	Liabilities in Excess of Other Assets — (0.6)%	(22,593,781)

	NET ASSETS — 100.0%	$3,862,549,403

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
264	TOPIX Index	06/12/14	$30,769,946	$(530,435)
348	10 Year Australian Government Bond	06/16/14	37,291,412	196,849
123	10 Year U.S. Treasury Note	06/19/14	15,190,500	(63,674)
64	DAX Index	06/20/14	21,130,947	856,615
399	Dow Jones Euro STOXX 50 Index	06/20/14	17,040,153	699,145
608	E-mini Russell 2000	06/20/14	71,166,400	(854,656)
1,190	E-mini S&P 500	06/20/14	110,943,700	229,670

	Short Futures Outstanding
(307)	CAC 40 10 Euro	04/17/14	(18,571,232)	(560,859)
(254)	Hang Seng Index	04/29/14	(36,250,629)	(682,574)
(9)	10 Year Japanese Government Bond	06/11/14	(12,610,376)	26,215
(172)	FTSE 100 Index	06/20/14	(18,763,473)	(128,588)
(1,072)	5 Year U.S. Treasury Note	06/30/14	(127,517,750)	453,201

				$(359,091)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,786,132
Aggregate gross unrealized depreciation	(8,580,105)

Net unrealized appreciation/depreciation	$430,206,027

Federal income tax cost of investments	$3,454,937,157

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,863,108,247	$22,034,937	$—	$3,885,143,184
Appreciation in Other Financial Instruments
Futures Contracts	$2,461,695	$—	$—	$2,461,695
Depreciation in Other Financial Instruments
Futures Contracts	$(2,820,786)	$—	$—	$(2,820,786)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 2.9%
3,658,095	JPMorgan International Realty Fund, Class R5 Shares	36,141,978
4,173,228	JPMorgan Realty Income Fund, Class R5 Shares	50,496,060

	Total Alternative Assets	86,638,038

	Fixed Income — 33.5%
60,336,119	JPMorgan Core Bond Fund, Class R6 Shares	700,502,345
9,443,425	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	92,923,304
3,362,712	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	27,977,763
112,916	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,068,182
20,099,588	JPMorgan High Yield Fund, Class R6 Shares	162,404,673

	Total Fixed Income	984,876,267

	International Equity — 19.3%
5,400,753	JPMorgan Emerging Economies Fund, Class R5 Shares	69,507,697
4,000,316	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	92,847,346
9,793,175	JPMorgan International Equity Fund, Class R6 Shares	158,257,706
10,551,183	JPMorgan International Opportunities Fund, Class R6 Shares	164,070,903
4,044,512	JPMorgan Intrepid International Fund, Institutional Class Shares	83,600,066

	Total International Equity	568,283,718

	Money Market — 2.6%
76,996,618	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	76,996,618

	U.S. Equity — 41.5%
17,935,166	JPMorgan Disciplined Equity Fund, Class R6 Shares	406,948,926
12,115,430	JPMorgan Growth Advantage Fund, Class R5 Shares	169,494,867
4,653,860	JPMorgan Intrepid America Fund, Class R5 Shares	166,235,872
2,039,489	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	88,105,907
452,693	JPMorgan Small Cap Equity Fund, Class R5 Shares	22,974,177
1,492,712	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	23,569,929
845,142	JPMorgan Small Cap Value Fund, Class R6 Shares	24,179,513
10,954,261	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	156,865,015
5,776,428	JPMorgan Value Advantage Fund, Institutional Class Shares	162,664,219

	Total U.S. Equity	1,221,038,425

	Total Investment Companies (Cost $2,649,887,194)	2,937,833,066

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
22,925,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $22,946,240)	22,950,974

	Total Investments — 100.6% (Cost $2,672,833,434)	2,960,784,040
	Liabilities in Excess of Other Assets — (0.6)%	(16,976,681)

	NET ASSETS — 100.0%	$2,943,807,359

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
318	TOPIX Index	06/12/14	$37,063,799	$(638,932)
385	10 Year Australian Government Bond	06/16/14	41,256,303	217,778
195	10 Year U.S. Treasury Note	06/19/14	24,082,500	(100,947)
64	DAX Index	06/20/14	21,130,947	856,615
595	Dow Jones Euro STOXX 50 Index	06/20/14	25,410,754	1,042,588
631	E-mini Russell 2000	06/20/14	73,858,550	(936,997)
960	E-mini S&P 500	06/20/14	89,500,800	185,280

	Short Futures Outstanding
(333)	CAC 40 10 Euro	04/17/14	(20,144,040)	(608,364)
(292)	Hang Seng Index	04/29/14	(41,673,951)	(784,695)
(13)	10 Year Japanese Government Bond	06/11/14	(18,214,988)	37,867
(190)	FTSE 100 Index	06/20/14	(20,727,092)	(142,045)
(1,252)	5 Year U.S. Treasury Note	06/30/14	(148,929,312)	682,582

				$(189,270)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,643,880
Aggregate gross unrealized depreciation	(8,693,274)

Net unrealized appreciation/depreciation	$287,950,606

Federal income tax cost of investments	$2,672,833,434

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,937,833,066	$22,950,974	$—	$2,960,784,040
Appreciation in Other Financial Instruments
Futures Contracts	$3,022,710	$—	$—	$3,022,710

Depreciation in Other Financial Instruments
Futures Contracts	$(3,211,980)	$—	$—	$(3,211,980)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 3.2%
5,244,877	JPMorgan International Realty Fund, Class R5 Shares	51,819,381
5,508,437	JPMorgan Realty Income Fund, Class R5 Shares	66,652,088

	Total Alternative Assets	118,471,469

	Fixed Income — 24.3%
51,394,637	JPMorgan Core Bond Fund, Class R6 Shares	596,691,740
8,069,878	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	79,407,602
3,591,531	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	29,881,537
138,774	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,312,802
24,065,603	JPMorgan High Yield Fund, Class R6 Shares	194,450,074

	Total Fixed Income	901,743,755

	International Equity — 22.0%
7,898,990	JPMorgan Emerging Economies Fund, Class R5 Shares	101,659,997
5,499,003	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	127,631,855
14,412,573	JPMorgan International Equity Fund, Class R6 Shares	232,907,174
14,986,024	JPMorgan International Opportunities Fund, Class R6 Shares (m)	233,032,679
6,010,003	JPMorgan Intrepid International Fund, Institutional Class Shares	124,226,772

	Total International Equity	819,458,477

	Money Market — 2.4%
87,511,001	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	87,511,001

	U.S. Equity — 47.3%
26,049,620	JPMorgan Disciplined Equity Fund, Class R6 Shares	591,065,876
17,079,211	JPMorgan Growth Advantage Fund, Class R5 Shares	238,938,161
6,724,045	JPMorgan Intrepid America Fund, Class R5 Shares	240,182,896
3,005,797	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	129,850,423
729,536	JPMorgan Small Cap Equity Fund, Class R5 Shares	37,023,958
1,737,001	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	27,427,240
1,226,841	JPMorgan Small Cap Value Fund, Class R6 Shares	35,099,927
15,763,210	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	225,729,167
8,270,704	JPMorgan Value Advantage Fund, Institutional Class Shares	232,903,037

	Total U.S. Equity	1,758,220,685

	Total Investment Companies (Cost $3,194,208,402)	3,685,405,387

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
35,445,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $35,477,816)	35,485,159

	Total Investments — 100.2% (Cost $3,229,686,218)	3,720,890,546
	Liabilities in Excess of Other Assets — (0.2)%	(6,297,966)

	NET ASSETS — 100.0%	$3,714,592,580

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
505	TOPIX Index	06/12/14	$58,859,177	$(1,014,657)
649	10 Year Australian Government Bond	06/16/14	69,546,340	367,112
164	10 Year U.S. Treasury Note	06/19/14	20,254,000	(84,899)
107	DAX Index	06/20/14	35,328,302	1,432,153
820	Dow Jones Euro STOXX 50 Index	06/20/14	35,019,863	1,436,885
981	E-mini Russell 2000	06/20/14	114,826,050	(1,669,407)
1,404	E-mini S&P 500	06/20/14	130,894,920	270,972

	Short Futures Outstanding
(572)	CAC 40 10 Euro	04/17/14	(34,601,774)	(1,044,992)
(502)	Hang Seng Index	04/29/14	(71,644,943)	(1,349,018)
(23)	10 Year Japanese Government Bond	06/11/14	(32,226,517)	66,995
(320)	FTSE 100 Index	06/20/14	(34,908,787)	(239,234)
(1,737)	5 Year U.S. Treasury Note	06/30/14	(206,621,578)	947,002

				$(881,088)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$500,749,963
Aggregate gross unrealized depreciation	(9,545,635)

Net unrealized appreciation/depreciation	$491,204,328

Federal income tax cost of investments	$3,229,686,218

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,685,405,387	$35,485,159	$—	$3,720,890,546
Appreciation in Other Financial Instruments
Futures Contracts	$4,521,119	$—	$—	$4,521,119

Depreciation in Other Financial Instruments
Futures Contracts	$(5,402,207)	$—	$—	$(5,402,207)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.3% (b)
	Alternative Assets — 3.7%
3,220,235	JPMorgan International Realty Fund, Class R5 Shares	31,815,922
4,108,577	JPMorgan Realty Income Fund, Class R5 Shares	49,713,777

	Total Alternative Assets	81,529,699

	Fixed Income — 17.4%
19,551,571	JPMorgan Core Bond Fund, Class R6 Shares	226,993,741
3,456,274	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	34,009,736
1,474,366	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	12,266,722
94,502	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	893,991
13,573,991	JPMorgan High Yield Fund, Class R6 Shares	109,677,844

	Total Fixed Income	383,842,034

	International Equity — 24.6%
5,160,365	JPMorgan Emerging Economies Fund, Class R5 Shares	66,413,897
3,722,702	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	86,403,903
9,576,830	JPMorgan International Equity Fund, Class R6 Shares	154,761,577
10,031,053	JPMorgan International Opportunities Fund, Class R6 Shares (m)	155,982,877
3,851,953	JPMorgan Intrepid International Fund, Institutional Class Shares	79,619,864

	Total International Equity	543,182,118

	Money Market — 2.5%
54,711,027	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	54,711,027

	U.S. Equity — 51.1%
16,311,581	JPMorgan Disciplined Equity Fund, Class R6 Shares	370,109,770
11,034,945	JPMorgan Growth Advantage Fund, Class R5 Shares	154,378,876
4,327,976	JPMorgan Intrepid America Fund, Class R5 Shares	154,595,310
1,899,262	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	82,048,128
422,318	JPMorgan Small Cap Equity Fund, Class R5 Shares	21,432,634
1,453,483	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	22,950,499
854,598	JPMorgan Small Cap Value Fund, Class R6 Shares	24,450,044
10,512,391	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	150,537,436
5,301,662	JPMorgan Value Advantage Fund, Institutional Class Shares	149,294,808

	Total U.S. Equity	1,129,797,505

	Total Investment Companies (Cost $1,951,120,221)	2,193,062,383

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
20,855,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $20,874,280)	20,878,629

	Total Investments — 100.2% (Cost $1,971,994,501)	2,213,941,012
	Liabilities in Excess of Other Assets — (0.2)%	(4,751,814)

	NET ASSETS — 100.0%	$2,209,189,198

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
295	TOPIX Index	06/12/14	$34,383,084	$(592,720)
379	10 Year Australian Government Bond	06/16/14	40,613,348	214,384
97	10 Year U.S. Treasury Note	06/19/14	11,979,500	(50,215)
68	DAX Index	06/20/14	22,451,631	910,153
451	Dow Jones Euro STOXX 50 Index	06/20/14	19,260,924	790,288
566	E-mini Russell 2000	06/20/14	66,250,300	(894,807)
878	E-mini S&P 500	06/20/14	81,855,940	169,454

	Short Futures Outstanding
(329)	CAC 40 10 Euro	04/17/14	(19,902,069)	(601,065)
(292)	Hang Seng Index	04/29/14	(41,673,951)	(784,694)
(13)	10 Year Japanese Government Bond	06/11/14	(18,214,988)	37,867
(187)	FTSE 100 Index	06/20/14	(20,399,822)	(139,802)
(1,032)	5 Year U.S. Treasury Note	06/30/14	(122,759,625)	562,642

				$(378,515)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,464,904
Aggregate gross unrealized depreciation	(4,518,393)
Net unrealized appreciation/depreciation	$241,946,511

Federal income tax cost of investments	$1,971,994,501

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,193,062,383	$20,878,629	$—	$2,213,941,012
Appreciation in Other Financial Instruments
Futures Contracts	$2,684,788	$—	$—	$2,684,788
Depreciation in Other Financial Instruments
Futures Contracts	$(3,063,303)	$—	$—	$(3,063,303)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.2% (b)
	Alternative Assets — 4.0%
3,809,772	JPMorgan International Realty Fund, Class R5 Shares	37,640,552
5,585,051	JPMorgan Realty Income Fund, Class R5 Shares	67,579,116

	Total Alternative Assets	105,219,668

	Fixed Income — 13.6%
16,806,487	JPMorgan Core Bond Fund, Class R6 Shares	195,123,310
2,449,083	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	24,098,979
1,351,205	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	11,242,024
110,157	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,042,088
15,767,661	JPMorgan High Yield Fund, Class R6 Shares	127,402,701

	Total Fixed Income	358,909,102

	International Equity — 26.0%
6,590,445	JPMorgan Emerging Economies Fund, Class R5 Shares	84,819,030
4,723,814	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	109,639,733
12,424,270	JPMorgan International Equity Fund, Class R6 Shares	200,776,209
12,381,012	JPMorgan International Opportunities Fund, Class R6 Shares (m)	192,524,730
4,777,643	JPMorgan Intrepid International Fund, Institutional Class Shares	98,753,871

	Total International Equity	686,513,573

	Money Market — 3.0%
79,858,421	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	79,858,421

	U.S. Equity — 53.6%
20,173,059	JPMorgan Disciplined Equity Fund, Class R6 Shares	457,726,709
14,160,654	JPMorgan Growth Advantage Fund, Class R5 Shares	198,107,543
5,457,074	JPMorgan Intrepid America Fund, Class R5 Shares	194,926,679
2,359,901	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	101,947,712
525,780	JPMorgan Small Cap Equity Fund, Class R5 Shares	26,683,324
1,927,337	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	30,432,648
1,052,796	JPMorgan Small Cap Value Fund, Class R6 Shares	30,120,493
13,309,655	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	190,594,253
6,550,711	JPMorgan Value Advantage Fund, Institutional Class Shares	184,468,024

	Total U.S. Equity	1,415,007,385

	Total Investment Companies (Cost $2,256,124,737)	2,645,508,149

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
25,180,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $25,203,326)	25,208,529

	Total Investments — 101.1% (Cost $2,281,328,063)	2,670,716,678
	Liabilities in Excess of Other Assets — (1.1)%	(29,762,908)

	NET ASSETS — 100.0%	$2,640,953,770

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
371	TOPIX Index	06/12/14	$43,241,099	$(745,421)
455	10 Year Australian Government Bond	06/16/14	48,757,449	257,374
141	10 Year U.S. Treasury Note	06/19/14	17,413,500	(72,992)
76	DAX Index	06/20/14	25,092,999	1,017,230
571	Dow Jones Euro STOXX 50 Index	06/20/14	24,385,783	1,000,522
665	E-mini Russell 2000	06/20/14	77,838,250	(1,131,655)
1,061	E-mini S&P 500	06/20/14	98,917,030	204,773

	Short Futures Outstanding
(405)	CAC 40 10 Euro	04/17/14	(24,499,508)	(739,878)
(353)	Hang Seng Index	04/29/14	(50,379,810)	(948,615)
(16)	10 Year Japanese Government Bond	06/11/14	(22,418,447)	46,605
(225)	FTSE 100 Index	06/20/14	(24,545,241)	(168,211)
(1,378)	5 Year U.S. Treasury Note	06/30/14	(163,917,406)	652,214

				$(628,054)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,333,011
Aggregate gross unrealized depreciation	(4,944,396)

Net unrealized appreciation/depreciation	$389,388,615

Federal income tax cost of investments	$2,281,328,063

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,645,508,149	$25,208,529	$—	$2,670,716,678
Appreciation in Other Financial Instruments
Futures Contracts	$3,178,718	$—	$—	$3,178,718
Depreciation in Other Financial Instruments
Futures Contracts	$(3,806,772)	$—	$—	$(3,806,772)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.0% (b)
	Alternative Assets — 3.9%
2,280,656	JPMorgan International Realty Fund, Class R5 Shares	22,532,877
2,068,001	JPMorgan Realty Income Fund, Class R5 Shares	25,022,812

	Total Alternative Assets	47,555,689

	Fixed Income — 13.4%
7,501,639	JPMorgan Core Bond Fund, Class R6 Shares	87,094,023
1,145,822	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	11,274,886
605,068	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	5,034,169
37,529	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	355,027
7,183,025	JPMorgan High Yield Fund, Class R6 Shares	58,038,843

	Total Fixed Income	161,796,948

	International Equity — 25.7%
3,016,010	JPMorgan Emerging Economies Fund, Class R5 Shares	38,816,043
2,153,755	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	49,988,662
5,492,811	JPMorgan International Equity Fund, Class R6 Shares	88,763,820
5,722,544	JPMorgan International Opportunities Fund, Class R6 Shares (m)	88,985,565
2,182,419	JPMorgan Intrepid International Fund, Institutional Class Shares	45,110,609

	Total International Equity	311,664,699

	Money Market — 2.3%
27,955,367	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	27,955,367

	U.S. Equity — 53.7%
9,314,343	JPMorgan Disciplined Equity Fund, Class R6 Shares	211,342,452
6,385,420	JPMorgan Growth Advantage Fund, Class R5 Shares	89,332,026
2,539,857	JPMorgan Intrepid America Fund, Class R5 Shares	90,723,678
1,068,000	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	46,137,612
259,147	JPMorgan Small Cap Equity Fund, Class R5 Shares	13,151,715
846,302	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	13,363,103
480,462	JPMorgan Small Cap Value Fund, Class R6 Shares	13,746,013
6,096,089	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	87,295,991
3,034,934	JPMorgan Value Advantage Fund, Institutional Class Shares	85,463,735

	Total U.S. Equity	650,556,325

	Total Investment Companies (Cost $1,075,398,847)	1,199,529,028

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
11,815,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $11,825,920)	11,828,387

	Total Investments — 100.0% (Cost $1,087,224,767)	1,211,357,415
	Liabilities in Excess of Other Assets — 0.0% (g)	(309,578)

	NET ASSETS — 100.0%	$1,211,047,837

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
141	TOPIX Index	06/12/14	$16,433,949	$(283,300)
203	10 Year Australian Government Bond	06/16/14	21,753,324	114,829
59	10 Year U.S. Treasury Note	06/19/14	7,286,500	(30,543)
35	DAX Index	06/20/14	11,555,987	468,461
373	Dow Jones Euro STOXX 50 Index	06/20/14	15,929,767	653,567
302	E-mini Russell 2000	06/20/14	35,349,100	(513,924)
470	E-mini S&P 500	06/20/14	43,818,100	84,795

	Short Futures Outstanding
(175)	CAC 40 10 Euro	04/17/14	(10,586,207)	(319,718)
(157)	Hang Seng Index	04/29/14	(22,406,885)	(421,895)
(7)	10 Year Japanese Government Bond	06/11/14	(9,808,071)	20,390
(100)	FTSE 100 Index	06/20/14	(10,908,996)	(74,761)
(590)	5 Year U.S. Treasury Note	06/30/14	(70,182,344)	333,876

				$31,777

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,661,845
Aggregate gross unrealized depreciation	(1,529,197)

Net unrealized appreciation/depreciation	$124,132,648

Federal income tax cost of investments	$1,087,224,767

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,199,529,028	$11,828,387	$—	$1,211,357,415
Appreciation in Other Financial Instruments
Futures Contracts	$1,675,918	$—	$—	$1,675,918

Depreciation in Other Financial Instruments
Futures Contracts	$(1,644,141)	$—	$—	$(1,644,141)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5% (b)
	Alternative Assets — 3.9%
1,633,758	JPMorgan International Realty Fund, Class R5 Shares	16,141,530
1,878,608	JPMorgan Realty Income Fund, Class R5 Shares	22,731,162

	Total Alternative Assets	38,872,692

	Fixed Income — 13.7%
6,338,454	JPMorgan Core Bond Fund, Class R6 Shares	73,589,447
884,437	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	8,702,857
477,286	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	3,971,022
46,852	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	443,221
5,943,098	JPMorgan High Yield Fund, Class R6 Shares	48,020,234

	Total Fixed Income	134,726,781

	International Equity — 25.8%
2,373,838	JPMorgan Emerging Economies Fund, Class R5 Shares	30,551,295
1,770,016	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a) (m)	41,082,073
4,656,867	JPMorgan International Equity Fund, Class R6 Shares	75,254,967
4,632,837	JPMorgan International Opportunities Fund, Class R6 Shares (m)	72,040,623
1,715,853	JPMorgan Intrepid International Fund, Institutional Class Shares	35,466,673

	Total International Equity	254,395,631

	Money Market — 2.7%
27,072,717	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	27,072,717

	U.S. Equity — 53.4%
7,533,944	JPMorgan Disciplined Equity Fund, Class R6 Shares	170,945,199
5,179,242	JPMorgan Growth Advantage Fund, Class R5 Shares	72,457,594
2,035,385	JPMorgan Intrepid America Fund, Class R5 Shares	72,703,941
839,028	JPMorgan Mid Cap Equity Fund, Class R6 Shares (m)	36,246,024
213,023	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,810,926
743,393	JPMorgan Small Cap Growth Fund, Class R6 Shares (m)	11,738,168
377,990	JPMorgan Small Cap Value Fund, Class R6 Shares	10,814,307
4,953,617	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	70,935,793
2,488,927	JPMorgan Value Advantage Fund, Institutional Class Shares	70,088,197

	Total U.S. Equity	526,740,149

	Total Investment Companies (Cost $872,404,010)	981,807,970

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.0%
9,360,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $9,368,667)	9,370,605

	Total Investments — 100.5% (Cost $881,772,677)	991,178,575
	Liabilities in Excess of Other Assets — (0.5)%	(4,691,962)

	NET ASSETS — 100.0%	$986,486,613

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
128	TOPIX Index	06/12/14	$14,918,762	$(257,180)
164	10 Year Australian Government Bond	06/16/14	17,574,113	92,768
48	10 Year U.S. Treasury Note	06/19/14	5,928,000	(24,849)
28	DAX Index	06/20/14	9,244,789	374,769
247	Dow Jones Euro STOXX 50 Index	06/20/14	10,548,666	355,764
261	E-mini Russell 2000	06/20/14	30,550,050	(399,157)
395	E-mini S&P 500	06/20/14	36,825,850	76,235

	Short Futures Outstanding
(141)	CAC 40 10 Euro	04/17/14	(8,529,458)	(257,609)
(127)	Hang Seng Index	04/29/14	(18,125,314)	(341,281)
(6)	10 Year Japanese Government Bond	06/11/14	(8,406,917)	17,477
(81)	FTSE 100 Index	06/20/14	(8,836,287)	(60,556)
(509)	5 Year U.S. Treasury Note	06/30/14	(60,547,141)	245,433

				$(178,186)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,935,013
Aggregate gross unrealized depreciation	(1,529,115)

Net unrealized appreciation/depreciation	$109,405,898

Federal income tax cost of investments	$881,772,677

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$981,807,970	$9,370,605	$—	$991,178,575
Appreciation in Other Financial Instruments
Futures Contracts	$1,162,446	$—	$—	$1,162,446
Depreciation in Other Financial Instruments
Futures Contracts	$(1,340,632)	$—	$—	$(1,340,632)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.5% (b)
	Alternative Assets — 3.9%
172,285	JPMorgan International Realty Fund, Class R5 Shares	1,702,175
146,075	JPMorgan Realty Income Fund, Class R5 Shares	1,767,502

	Total Alternative Assets	3,469,677

	Fixed Income — 5.7%
71,321	JPMorgan Core Bond Fund, Class R6 Shares	828,033
5,494	JPMorgan Corporate Bond Fund, Class R6 Shares	54,062
33,107	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	275,450
1,709	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	16,167
476,440	JPMorgan High Yield Fund, Class R6 Shares	3,849,633

	Total Fixed Income	5,023,345

	International Equity — 28.7%
227,948	JPMorgan Emerging Economies Fund, Class R5 Shares	2,933,691
154,308	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	3,581,486
403,528	JPMorgan International Equity Fund, Class R6 Shares	6,521,019
428,054	JPMorgan International Opportunities Fund, Class R6 Shares	6,656,243
282,301	JPMorgan Intrepid International Fund, Institutional Class Shares	5,835,153

	Total International Equity	25,527,592

	Money Market — 2.6%
2,336,256	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	2,336,256

	U.S. Equity — 59.6%
823,844	JPMorgan Disciplined Equity Fund, Class R6 Shares	18,693,020
469,260	JPMorgan Growth Advantage Fund, Class R5 Shares	6,564,952
179,761	JPMorgan Intrepid America Fund, Class R5 Shares	6,421,065
74,937	JPMorgan Mid Cap Equity Fund, Class R6 Shares	3,237,293
62,127	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,152,954
62,387	JPMorgan Small Cap Growth Fund, Class R6 Shares	985,098
30,275	JPMorgan Small Cap Value Fund, Class R6 Shares	866,160
443,700	JPMorgan U.S. Equity Fund, Class R6 Shares	6,353,785
234,619	JPMorgan Value Advantage Fund, Institutional Class Shares	6,606,882

	Total U.S. Equity	52,881,209

	Total Investment Companies (Cost $84,765,556)	89,238,079

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
40,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (Cost $40,039)	40,045

	Total Investments — 100.6% (Cost $84,805,595)	89,278,124
	Liabilities in Excess of Other Assets — (0.6)%	(498,322)

	NET ASSETS — 100.0%	$88,779,802

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini Russell 2000	06/20/14	$234,100	$(3,404)
2	E-mini S&P 500	06/20/14	186,460	386
8	5 Year U.S. Treasury Note	06/30/14	951,625	(3,391)

				$(6,409)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,528,357
Aggregate gross unrealized depreciation	(55,828)

Net unrealized appreciation/depreciation	$4,472,529

Federal income tax cost of investments	$84,805,595

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$89,238,079	$40,045	$—	$89,278,124
Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386
Depreciation in Other Financial Instruments
Futures Contracts	$(6,795)	$—	$—	$(6,795)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.2%
	International Equity — 1.2%
253,648	SPDR S&P Global Natural Resources ETF (Cost $13,082,867)	12,768,640

Investment Companies — 98.6% (b)
	Alternative Assets — 1.7%
517,606	JPMorgan Commodities Strategy Fund, Class R6 Shares	7,277,543
868,159	JPMorgan International Realty Fund, Class R5 Shares	8,577,409
153,777	JPMorgan Realty Income Fund, Class R5 Shares	1,860,702

	Total Alternative Assets	17,715,654

	Fixed Income — 52.7%
27,022,312	JPMorgan Core Bond Fund, Class R6 Shares	313,729,048
4,423,279	JPMorgan Corporate Bond Fund, Class R6 Shares	43,525,065
1,608,628	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	13,383,783
47,497	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	449,324
3,632,782	JPMorgan Floating Rate Income Fund, Class R6 Shares	36,727,429
9,188,431	JPMorgan High Yield Fund, Class R6 Shares	74,242,520
4,788,145	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	50,083,995
1,197,452	JPMorgan Real Return Fund, Institutional Class Shares	11,878,722

	Total Fixed Income	544,019,886

	International Equity — 8.9%
574,553	JPMorgan Emerging Economies Fund, Class R5 Shares	7,394,504
480,642	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	11,155,707
1,804,543	JPMorgan International Equity Fund, Class R6 Shares	29,161,419
1,831,264	JPMorgan International Opportunities Fund, Class R6 Shares	28,476,159
746,559	JPMorgan Intrepid International Fund, Institutional Class Shares	15,431,377

	Total International Equity	91,619,166

	Money Market — 10.3%
106,635,384	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	106,635,384

	U.S. Equity — 25.0%
5,404,356	JPMorgan Disciplined Equity Fund, Class R6 Shares	122,624,832
2,244,082	JPMorgan Growth Advantage Fund, Class R5 Shares	31,394,702
700,523	JPMorgan Intrepid America Fund, Class R5 Shares	25,022,674
382,600	JPMorgan Mid Cap Equity Fund, Class R6 Shares	16,528,304
48,373	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,454,915
229,402	JPMorgan Small Cap Growth Fund, Class R6 Shares	3,622,264
189,240	JPMorgan Small Cap Value Fund, Class R6 Shares	5,414,150
1,206,546	JPMorgan U.S. Equity Fund, Class R6 Shares	17,277,733
1,183,599	JPMorgan Value Advantage Fund, Institutional Class Shares	33,330,153

	Total U.S. Equity	257,669,727

	Total Investment Companies (Cost $932,292,960)	1,017,659,817

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
4,775,000	U.S. Treasury Note, 0.250%, 01/31/15 (k) (m) (Cost $4,779,408)	4,780,410

	Total Investments — 100.3% (Cost $950,155,235)	1,035,208,867
	Liabilities in Excess of Other Assets — (0.3)%	(3,175,016)

	NET ASSETS — 100.0%	$1,032,033,851

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
75	TOPIXIndex	06/12/14	$8,741,462	$(150,692)
94	10 YearAustralianGovernmentBond	06/16/14	10,072,967	53,172
14	DAXIndex	06/20/14	4,622,395	187,385
116	DowJonesEuroSTOXX50Index	06/20/14	4,954,030	203,306
135	E-miniRussell2000	06/20/14	15,801,750	(229,730)
89	E-miniS&P500	06/20/14	8,297,470	7,167
	Short Futures Outstanding
(83)	CAC4010Euro	04/17/14	(5,020,887)	(151,635)
(69)	HangSengIndex	04/29/14	(9,847,612)	(185,419)
(3)	10YearJapaneseGovernmentBond	06/11/14	(4,203,459)	8,738
(112)	10YearU.S.TreasuryNote	06/19/14	(13,832,000)	62,309
(47)	FTSE100Index	06/20/14	(5,127,228)	(35,138)
(40)	5YearU.S.TreasuryNote	06/30/14	(4,758,125)	21,809

				$(208,728)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,743,889
Aggregate gross unrealized depreciation	(690,257)

Net unrealized appreciation/depreciation	$85,053,632

Federal income tax cost of investments	$950,155,235

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,030,428,457	$4,780,410	$—	$1,035,208,867
Appreciation in Other Financial Instruments
Futures Contracts	$543,886	$—	$—	$543,886
Depreciation in Other Financial Instruments
Futures Contracts	$(752,614)	$—	$—	$(752,614)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 60.3%
	Fixed Income — 16.8%
1,943	iShares Barclays TIPS Bond ETF	217,810
63,548	iShares Core Total U.S. Bond Market ETF	6,860,007

	Total Fixed Income	7,077,817

	International Equity — 12.3%
63,720	iShares MSCI EAFE ETF	4,280,073
16,988	iShares MSCI Emerging Markets ETF	696,338
3,986	SPDR S&P Global Natural Resources ETF	200,655

	Total International Equity	5,177,066

	U.S. Equity — 31.2%
11,840	iShares Russell 2000 ETF	1,377,465
7,938	iShares Russell Mid-Cap ETF	1,228,485
61,475	Vanguard S&P 500 ETF	10,533,741

	Total U.S. Equity	13,139,691

	Total Exchange Traded Funds (Cost $23,799,750)	25,394,574

Investment Companies — 41.2% (b)
	Alternative Assets — 2.2%
18,362	JPMorgan Commodities Strategy Fund, Class R6 Shares	258,174
44,210	JPMorgan International Realty Fund, Class R5 Shares	436,798
18,678	JPMorgan Realty Income Fund, Class R5 Shares	226,004

	Total Alternative Assets	920,976

	Fixed Income — 30.8%
507,504	JPMorgan Core Bond Fund, Class R6 Shares	5,892,124
81,967	JPMorgan Corporate Bond Fund, Class R6 Shares	806,558
69,072	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	574,677
960	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	9,082
118,254	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,195,552
360,905	JPMorgan High Yield Fund, Class R6 Shares	2,916,110
152,930	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,599,647

	Total Fixed Income	12,993,750

	International Equity — 1.4%
21,281	JPMorgan Emerging Economies Fund, Class R5 Shares	273,891
13,879	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	322,128

	Total International Equity	596,019

	Money Market — 6.8%
2,855,288	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	2,855,288

	Total Investment Companies (Cost $17,412,968)	17,366,033

	Total Investments — 101.5% (Cost $41,212,718)	42,760,607
	Liabilities in Excess of Other Assets — (1.5)%	(636,955)

	NET ASSETS — 100.0%	$42,123,652

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as the Funds’ website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,623,906
Aggregate gross unrealized depreciation	(76,017)

Net unrealized appreciation/depreciation	$1,547,889

Federal income tax cost of investments	$41,212,718

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,760,607	$—	$—	$42,760,607

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 70.0%
	Fixed Income — 15.5%
940	iShares Barclays TIPS Bond ETF	105,374
99,896	iShares Core Total U.S. Bond Market ETF	10,783,773

	Total Fixed Income	10,889,147

	International Equity — 15.5%
138,566	iShares MSCI EAFE ETF	9,307,478
38,374	iShares MSCI Emerging Markets ETF	1,572,950
601	SPDR S&P Global Natural Resources ETF	30,255

	Total International Equity	10,910,683

	U.S. Equity — 39.0%
22,658	iShares Russell 2000 ETF	2,636,031
17,717	iShares Russell Mid-Cap ETF	2,741,883
128,345	Vanguard S&P 500 ETF	21,991,916

	Total U.S. Equity	27,369,830

	Total Exchange Traded Funds (Cost $45,791,303)	49,169,660

Investment Companies — 30.0% (b)
	Alternative Assets — 2.7%
2,418	JPMorgan Commodities Strategy Fund, Class R6 Shares	34,002
107,950	JPMorgan International Realty Fund, Class R5 Shares	1,066,545
68,157	JPMorgan Realty Income Fund, Class R5 Shares	824,701

	Total Alternative Assets	1,925,248

	Fixed Income — 24.6%
794,349	JPMorgan Core Bond Fund, Class R6 Shares	9,222,389
124,493	JPMorgan Corporate Bond Fund, Class R6 Shares	1,225,013
98,836	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	822,315
2,419	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	22,880
57,804	JPMorgan Floating Rate Income Fund, Class R6 Shares	584,399
532,258	JPMorgan High Yield Fund, Class R6 Shares	4,300,646
104,412	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,092,146

	Total Fixed Income	17,269,788

	International Equity — 2.5%
59,360	JPMorgan Emerging Economies Fund, Class R5 Shares	763,959
42,211	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	979,720

	Total International Equity	1,743,679

	Money Market — 0.2%
110,993	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	110,993

	Total Investment Companies (Cost $21,092,646)	21,049,708

	Total Investments — 100.0% (Cost $66,883,949)	70,219,368
	Liabilities in Excess of Other Assets — 0.0% (g)	(13,764)

	NET ASSETS — 100.0%	$70,205,604

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,476,478
Aggregate gross unrealized depreciation	(141,059)

Net unrealized appreciation/depreciation	$3,335,419

Federal income tax cost of investments	$66,883,949

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$70,219,368	$—	$—	$70,219,368

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 74.9%
	Fixed Income — 11.8%
52,996	iShares Core Total U.S. Bond Market ETF	5,720,918

	International Equity — 17.3%
109,627	iShares MSCI EAFE ETF	7,363,646
25,991	iShares MSCI Emerging Markets ETF	1,065,371

	Total International Equity	8,429,017

	U.S. Equity — 45.8%
18,197	iShares Russell 2000 ETF	2,117,039
14,824	iShares Russell Mid-Cap ETF	2,294,162
104,235	Vanguard S&P 500 ETF	17,860,667

	Total U.S. Equity	22,271,868

	Total Exchange Traded Funds (Cost $33,560,834)	36,421,803

Investment Companies — 25.0% (b)
	Alternative Assets — 2.9%
77,398	JPMorgan International Realty Fund, Class R5 Shares	764,694
54,297	JPMorgan Realty Income Fund, Class R5 Shares	656,988

	Total Alternative Assets	1,421,682

	Fixed Income — 18.4%
434,039	JPMorgan Core Bond Fund, Class R6 Shares	5,039,193
65,707	JPMorgan Corporate Bond Fund, Class R6 Shares	646,557
66,086	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	549,832
5,790	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	54,770
330,606	JPMorgan High Yield Fund, Class R6 Shares	2,671,296

	Total Fixed Income	8,961,648

	International Equity — 3.5%
48,701	JPMorgan Emerging Economies Fund, Class R5 Shares	626,781
45,943	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	1,066,331

	Total International Equity	1,693,112

	Money Market — 0.2%
75,402	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	75,402

	Total Investment Companies (Cost $12,235,231)	12,151,844

	Total Investments — 99.9% (Cost $45,796,065)	48,573,647
	Other Assets in Excess of Liabilities — 0.1%	33,217

	NET ASSETS — 100.0%	$48,606,864

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,913,747
Aggregate gross unrealized depreciation	(136,165)

Net unrealized appreciation/depreciation	$2,777,582

Federal income tax cost of investments	$45,796,065

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$48,573,647	$—	$—	$48,573,647

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.8%
	Fixed Income — 8.1%
37,806	iShares Core Total U.S. Bond Market ETF (m)	4,081,158

	International Equity — 20.4%
129,563	iShares MSCI EAFE ETF	8,702,746
40,414	iShares MSCI Emerging Markets ETF	1,656,570

	Total International Equity	10,359,316

	U.S. Equity — 51.3%
20,944	iShares Russell 2000 ETF	2,436,625
17,064	iShares Russell Mid-Cap ETF	2,640,825
122,281	Vanguard S&P 500 ETF	20,952,849

	Total U.S. Equity	26,030,299

	Total Exchange Traded Funds (Cost $37,364,674)	40,470,773

Investment Companies — 19.8% (b)
	Alternative Assets — 3.2%
90,882	JPMorgan International Realty Fund, Class R5 Shares	897,912
63,437	JPMorgan Realty Income Fund, Class R5 Shares	767,592

	Total Alternative Assets	1,665,504

	Fixed Income — 13.3%
280,427	JPMorgan Core Bond Fund, Class R6 Shares	3,255,760
42,215	JPMorgan Corporate Bond Fund, Class R6 Shares	415,395
65,799	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	547,451
3,915	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	37,037
307,508	JPMorgan High Yield Fund, Class R6 Shares	2,484,664

	Total Fixed Income	6,740,307

	International Equity — 3.3%
52,742	JPMorgan Emerging Economies Fund, Class R5 Shares	678,785
42,564	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	987,918

	Total International Equity	1,666,703

	Total Investment Companies (Cost $10,053,821)	10,072,514

	Total Investments — 99.6% (Cost $47,418,495)	50,543,287
	Other Assets in Excess of Liabilities — 0.4%	182,203

	NET ASSETS — 100.0%	$50,725,490

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,188,007
Aggregate gross unrealized depreciation	(63,215)

Net unrealized appreciation/depreciation	$3,124,792

Federal income tax cost of investments	$47,418,495

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,543,287	$—	$—	$50,543,287

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 82.4%
	Fixed Income — 5.0%
16,737	iShares Core Total U.S. Bond Market ETF (m)	1,806,759

	International Equity — 22.2%
102,738	iShares MSCI EAFE ETF	6,900,911
29,632	iShares MSCI Emerging Markets ETF	1,214,616

	Total International Equity	8,115,527

	U.S. Equity — 55.2%
16,002	iShares Russell 2000 ETF	1,861,673
13,472	iShares Russell Mid-Cap ETF	2,084,927
94,615	Vanguard S&P 500 ETF	16,212,280

	Total U.S. Equity	20,158,880

	Total Exchange Traded Funds (Cost $28,087,530)	30,081,166

Investment Companies — 17.1% (b)
	Alternative Assets — 3.6%
64,802	JPMorgan International Realty Fund, Class R5 Shares	640,241
56,705	JPMorgan Realty Income Fund, Class R5 Shares	686,132

	Total Alternative Assets	1,326,373

	Fixed Income — 9.5%
124,566	JPMorgan Core Bond Fund, Class R6 Shares	1,446,212
15,301	JPMorgan Corporate Bond Fund, Class R6 Shares	150,566
35,550	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	295,773
530	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	5,014
194,181	JPMorgan High Yield Fund, Class R6 Shares	1,568,982

	Total Fixed Income	3,466,547

	International Equity — 4.0%
50,024	JPMorgan Emerging Economies Fund, Class R5 Shares	643,808
34,427	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	799,042

	Total International Equity	1,442,850

	Total Investment Companies (Cost $6,199,146)	6,235,770

	Total Investments — 99.5% (Cost $34,286,676)	36,316,936
	Other Assets in Excess of Liabilities — 0.5%	176,962

	NET ASSETS — 100.0%	$36,493,898

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,077,755
Aggregate gross unrealized depreciation	(47,495)

Net unrealized appreciation/depreciation	$2,030,260

Federal income tax cost of investments	$34,286,676

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,316,936	$—	$—	$36,316,936

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 83.9%
	Fixed Income — 2.5%
8,227	iShares Core Total U.S. Bond Market ETF	888,105

	International Equity — 23.6%
104,483	iShares MSCI EAFE ETF	7,018,123
31,417	iShares MSCI Emerging Markets ETF	1,287,783

	Total International Equity	8,305,906

	U.S. Equity — 57.8%
16,160	iShares Russell 2000 ETF	1,880,054
13,655	iShares Russell Mid-Cap ETF	2,113,248
95,641	Vanguard S&P 500 ETF	16,388,085

	Total U.S. Equity	20,381,387

	Total Exchange Traded Funds (Cost $27,352,337)	29,575,398

Investment Companies — 15.7% (b)
	Alternative Assets — 4.0%
70,244	JPMorgan International Realty Fund, Class R5 Shares	694,015
57,593	JPMorgan Realty Income Fund, Class R5 Shares	696,880

	Total Alternative Assets	1,390,895

	Fixed Income — 7.6%
72,924	JPMorgan Core Bond Fund, Class R6 Shares	846,646
4,090	JPMorgan Corporate Bond Fund, Class R6 Shares	40,247
33,922	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	282,231
634	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	5,994
186,528	JPMorgan High Yield Fund, Class R6 Shares	1,507,146

	Total Fixed Income	2,682,264

	International Equity — 4.1%
50,810	JPMorgan Emerging Economies Fund, Class R5 Shares	653,928
33,556	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	778,826

	Total International Equity	1,432,754

	Money Market — 0.0% (g)
14,301	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	14,301

	Total Investment Companies (Cost $5,484,809)	5,520,214

	Total Investments — 99.6% (Cost $32,837,146)	35,095,612
	Other Assets in Excess of Liabilities — 0.4%	138,758

	NET ASSETS — 100.0%	$35,234,370

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,281,195
Aggregate gross unrealized depreciation	(22,729)

Net unrealized appreciation/depreciation	$2,258,466

Federal income tax cost of investments	$32,837,146

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$35,095,612	$—	$—	$35,095,612

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 84.2%
	Fixed Income — 2.7%
3,229	iShares Core Total U.S. Bond Market ETF (m)	348,571

	International Equity — 23.8%
38,894	iShares MSCI EAFE ETF	2,612,510
12,464	iShares MSCI Emerging Markets ETF	510,899

	Total International Equity	3,123,409

	U.S. Equity — 57.7%
5,781	iShares Russell 2000 ETF	672,561
5,139	iShares Russell Mid-Cap ETF	795,312
35,565	Vanguard S&P 500 ETF	6,094,063

	Total U.S. Equity	7,561,936

	Total Exchange Traded Funds (Cost $10,224,994)	11,033,916

Investment Companies — 15.3% (b)
	Alternative Assets — 4.1%
27,173	JPMorgan International Realty Fund, Class R5 Shares	268,471
21,697	JPMorgan Realty Income Fund, Class R5 Shares	262,530

	Total Alternative Assets	531,001

	Fixed Income — 7.3%
23,394	JPMorgan Core Bond Fund, Class R6 Shares	271,603
2,648	JPMorgan Corporate Bond Fund, Class R6 Shares	26,052
11,748	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	97,741
162	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,533
69,768	JPMorgan High Yield Fund, Class R6 Shares	563,724

	Total Fixed Income	960,653

	International Equity — 3.9%
16,529	JPMorgan Emerging Economies Fund, Class R5 Shares	212,732
12,637	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	293,299

	Total International Equity	506,031

	Total Investment Companies (Cost $1,993,941)	1,997,685

	Total Investments — 99.5% (Cost $12,218,935)	13,031,601
	Other Assets in Excess of Liabilities — 0.5%	66,886

	NET ASSETS — 100.0%	$13,098,487

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$827,348
Aggregate gross unrealized depreciation	(14,682)

Net unrealized appreciation/depreciation	$812,666

Federal income tax cost of investments	$12,218,935

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,031,601	$—	$—	$13,031,601

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 84.0%
	Fixed Income — 2.7%
2,354	iShares Core Total U.S. Bond Market ETF (m)	254,114

	International Equity — 23.5%
28,229	iShares MSCI EAFE ETF	1,896,142
8,244	iShares MSCI Emerging Markets ETF	337,922

	Total International Equity	2,234,064

	U.S. Equity — 57.8%
4,409	iShares Russell 2000 ETF	512,943
3,698	iShares Russell Mid-Cap ETF	572,303
25,784	Vanguard S&P 500 ETF	4,418,088

	Total U.S. Equity	5,503,334

	Total Exchange Traded Funds (Cost $7,235,224)	7,991,512

Investment Companies — 16.0% (b)
	Alternative Assets — 4.1%
18,480	JPMorgan International Realty Fund, Class R5 Shares	182,587
17,073	JPMorgan Realty Income Fund, Class R5 Shares	206,588

	Total Alternative Assets	389,175

	Fixed Income — 7.7%
18,697	JPMorgan Core Bond Fund, Class R6 Shares	217,072
3,063	JPMorgan Corporate Bond Fund, Class R6 Shares	30,140
9,340	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	77,707
93	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	875
49,727	JPMorgan High Yield Fund, Class R6 Shares	401,794

	Total Fixed Income	727,588

	International Equity — 4.2%
14,130	JPMorgan Emerging Economies Fund, Class R5 Shares	181,855
9,552	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	221,698

	Total International Equity	403,553

	Total Investment Companies (Cost $1,503,395)	1,520,316

	Total Investments — 100.0% (Cost $8,738,619)	9,511,828
	Other Assets in Excess of Liabilities — 0.0% (g)	2,470

	NET ASSETS — 100.0%	$9,514,298

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$775,009
Aggregate gross unrealized depreciation	(1,800)

Net unrealized appreciation/depreciation	$773,209

Federal income tax cost of investments	$8,738,619

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,511,828	$—	$—	$9,511,828

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 84.8%
	Fixed Income — 2.2%
403	iShares Core Total U.S. Bond Market ETF (m)	43,504

	International Equity — 23.9%
5,985	iShares MSCI EAFE ETF	402,013
1,769	iShares MSCI Emerging Markets ETF	72,511

	Total International Equity	474,524

	U.S. Equity — 58.7%
910	iShares Russell 2000 ETF	105,869
772	iShares Russell Mid-Cap ETF	119,475
5,478	Vanguard S&P 500 ETF	938,655

	Total U.S. Equity	1,163,999

	Total Exchange Traded Funds (Cost $1,409,543)	1,682,027

Investment Companies — 16.4% (b)
	Alternative Assets — 4.1%
3,343	JPMorgan International Realty Fund, Class R5 Shares	33,030
3,960	JPMorgan Realty Income Fund, Class R5 Shares	47,910

	Total Alternative Assets	80,940

	Fixed Income — 8.1%
4,558	JPMorgan Core Bond Fund, Class R6 Shares	52,922
729	JPMorgan Corporate Bond Fund, Class R6 Shares	7,171
1,697	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	14,116
114	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,083
10,634	JPMorgan High Yield Fund, Class R6 Shares	85,920

	Total Fixed Income	161,212

	International Equity — 4.2%
2,960	JPMorgan Emerging Economies Fund, Class R5 Shares	38,101
1,977	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	45,894

	Total International Equity	83,995

	Total Investment Companies (Cost $318,589)	326,147

	Total Investments — 101.2% (Cost $1,728,132)	2,008,174
	Liabilities in Excess of Other Assets — (1.2)%	(24,381)

	NET ASSETS — 100.0%	$1,983,793

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,080
Aggregate gross unrealized depreciation	(4,038)

Net unrealized appreciation/depreciation	$280,042

Federal income tax cost of investments	$1,728,132

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,008,174	$—	$—	$2,008,174

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 54.5%
	Fixed Income — 16.6%
1,945	iShares Barclays TIPS Bond ETF	218,035
38,304	iShares Core Total U.S. Bond Market ETF	4,134,917

	Total Fixed Income	4,352,952

	International Equity — 10.7%
33,172	iShares MSCI EAFE ETF	2,228,163
7,189	iShares MSCI Emerging Markets ETF	294,677
5,293	SPDR S&P Global Natural Resources ETF	266,450

	Total International Equity	2,789,290

	U.S. Equity — 27.2%
6,837	iShares Russell 2000 ETF	795,416
4,147	iShares Russell Mid-Cap ETF	641,790
33,091	Vanguard S&P 500 ETF	5,670,143

	Total U.S. Equity	7,107,349

	Total Exchange Traded Funds (Cost $13,471,800)	14,249,591

Investment Companies — 45.2% (b)
	Alternative Assets — 2.0%
15,522	JPMorgan Commodities Strategy Fund, Class R6 Shares	218,243
20,221	JPMorgan International Realty Fund, Class R5 Shares	199,785
7,740	JPMorgan Realty Income Fund, Class R5 Shares	93,655

	Total Alternative Assets	511,683

	Fixed Income — 33.2%
305,793	JPMorgan Core Bond Fund, Class R6 Shares	3,550,252
50,679	JPMorgan Corporate Bond Fund, Class R6 Shares	498,682
48,363	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	402,383
822	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	7,777
99,448	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,005,422
231,781	JPMorgan High Yield Fund, Class R6 Shares	1,872,788
127,300	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	1,331,560

	Total Fixed Income	8,668,864

	International Equity — 0.8%
6,495	JPMorgan Emerging Economies Fund, Class R5 Shares	83,585
5,824	JPMorgan Emerging Markets Equity Fund, Class R6 Shares (a)	135,176

	Total International Equity	218,761

	Money Market — 9.2%
2,417,846	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	2,417,846

	Total Investment Companies (Cost $11,778,016)	11,817,154

	Total Investments — 99.7% (Cost $25,249,816)	26,066,745
	Other Assets in Excess of Liabilities — 0.3%	77,343

	NET ASSETS — 100.0%	$26,144,088

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$825,384
Aggregate gross unrealized depreciation	(8,455)

Net unrealized appreciation/depreciation	$816,929

Federal income tax cost of investments	$25,249,816

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,066,745	$—	$—	$26,066,745

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 125.9% (j)
Common Stocks — 123.9%
Consumer Discretionary — 17.8%
	Auto Components — 0.6%
23	Delphi Automotive plc, (United Kingdom)	1,581

	Automobiles — 1.0%
76	General Motors Co.	2,619

	Diversified Consumer Services — 3.2%
18	Apollo Education Group, Inc. (a)	623
3	Graham Holdings Co., Class B	1,760
153	H&R Block, Inc.	4,623
78	Service Corp. International	1,549

		8,555

	Hotels, Restaurants & Leisure — 0.6%
8	Wynn Resorts Ltd.	1,733

	Household Durables — 1.2%
44	Jarden Corp. (a)	2,618
39	PulteGroup, Inc.	750

		3,368

	Internet & Catalog Retail — 2.5%
1	Amazon.com, Inc. (a)	437
5	priceline.com, Inc. (a)	6,198

		6,635

	Media — 3.8%
75	Comcast Corp., Class A	3,764
4	Time Warner Cable, Inc.	494
37	Time Warner, Inc.	2,385
42	Viacom, Inc., Class B	3,555

		10,198

	Multiline Retail — 1.0%
46	Macy’s, Inc.	2,703

	Specialty Retail — 3.9%
98	Best Buy Co., Inc.	2,588
77	GameStop Corp., Class A	3,173
60	Home Depot, Inc. (The)	4,782

		10,543

	Total Consumer Discretionary	47,935

Consumer Staples — 11.2%
	Beverages — 2.1%
38	Molson Coors Brewing Co., Class B	2,234
41	PepsiCo, Inc.	3,440

		5,674

	Food & Staples Retailing — 3.1%
22	CVS Caremark Corp.	1,676
94	Kroger Co. (The)	4,115
38	Walgreen Co.	2,535

		8,326

	Food Products — 3.5%
77	Archer-Daniels-Midland Co.	3,328
20	Bunge Ltd.	1,574
24	Ingredion, Inc.	1,600
22	Mead Johnson Nutrition Co.	1,837
27	Tyson Foods, Inc., Class A	1,180

		9,519

	Household Products — 2.1%
44	Energizer Holdings, Inc.	4,424
16	Procter & Gamble Co. (The)	1,314

		5,738

	Personal Products — 0.4%
16	Herbalife Ltd.	888

	Total Consumer Staples	30,145

Energy — 9.4%
	Energy Equipment & Services — 1.6%
52	Baker Hughes, Inc.	3,381
9	Schlumberger Ltd.	848

		4,229

	Oil, Gas & Consumable Fuels — 7.8%
49	Chevron Corp.	5,860
37	ConocoPhillips	2,572
53	Exxon Mobil Corp.	5,169
13	Occidental Petroleum Corp.	1,267
48	Phillips 66	3,664
14	Tesoro Corp.	724
37	Valero Energy Corp.	1,965

		21,221

	Total Energy	25,450

Financials — 17.5%
	Banks — 5.6%
76	Citigroup, Inc.	3,626
147	KeyCorp	2,088
187	Wells Fargo & Co.	9,290

		15,004

	Capital Markets — 1.2%
16	Goldman Sachs Group, Inc. (The)	2,622
9	State Street Corp.	591

		3,213

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Consumer Finance — 3.7%
30	Capital One Financial Corp.	2,284
94	Discover Financial Services	5,473
94	SLM Corp.	2,301

		10,058

	Diversified Financial Services — 2.4%
375	Bank of America Corp.	6,441

	Insurance — 4.1%
68	Allstate Corp. (The)	3,856
9	Assurant, Inc.	611
21	Hartford Financial Services Group, Inc. (The)	751
27	Lincoln National Corp.	1,343
45	Prudential Financial, Inc.	3,767
10	Travelers Cos., Inc. (The)	830

		11,158

	Real Estate Investment Trusts (REITs) — 0.5%
51	RLJ Lodging Trust	1,364

	Total Financials	47,238

Health Care — 20.9%
	Biotechnology — 4.0%
53	Amgen, Inc.	6,559
23	Gilead Sciences, Inc. (a)	1,643
10	United Therapeutics Corp. (a)	903
23	Vertex Pharmaceuticals, Inc. (a)	1,643

		10,748

	Health Care Equipment & Supplies — 4.7%
79	CareFusion Corp. (a)	3,190
97	Medtronic, Inc.	5,957
43	Stryker Corp.	3,511

		12,658

	Health Care Providers & Services — 6.1%
43	Cigna Corp.	3,575
32	McKesson Corp.	5,580
47	Omnicare, Inc.	2,810
47	WellPoint, Inc.	4,669

		16,634

	Pharmaceuticals — 6.1%
39	Endo International plc, (Ireland) (a)	2,670
50	Merck & Co., Inc.	2,810
22	Mylan, Inc. (a)	1,084
255	Pfizer, Inc.	8,201
16	Salix Pharmaceuticals Ltd. (a)	1,606

		16,371

	Total Health Care	56,411

Industrials — 11.6%
	Aerospace & Defense — 5.8%
41	Boeing Co. (The)	5,195
43	Northrop Grumman Corp.	5,318
53	Raytheon Co.	5,215

		15,728

	Air Freight & Logistics — 0.2%
5	United Parcel Service, Inc., Class B	463

	Airlines — 1.4%
8	Alaska Air Group, Inc.	784
89	Delta Air Lines, Inc.	3,098

		3,882

	Commercial Services & Supplies — 0.7%
101	R.R. Donnelley & Sons Co.	1,800

	Construction & Engineering — 1.8%
152	AECOM Technology Corp. (a)	4,877

	Industrial Conglomerates — 1.1%
38	Danaher Corp.	2,837

	Machinery — 0.3%
13	Oshkosh Corp.	777

	Professional Services — 0.3%
8	Dun & Bradstreet Corp. (The)	806

	Total Industrials	31,170

Information Technology — 26.9%
	Communications Equipment — 3.8%
203	Brocade Communications Systems, Inc. (a)	2,156
138	Cisco Systems, Inc.	3,099
28	QUALCOMM, Inc.	2,224
59	Ubiquiti Networks, Inc. (a)	2,669

		10,148

	Internet Software & Services — 2.8%
2	Google, Inc., Class A (a)	1,950
2	Twitter, Inc. (a)	70
17	VeriSign, Inc. (a)	917
126	Yahoo!, Inc. (a)	4,516

		7,453

	IT Services — 2.4%
22	Amdocs Ltd.	1,013
74	Computer Sciences Corp.	4,525

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	IT Services — Continued
15	Global Payments, Inc.	1,060

		6,598

	Semiconductors & Semiconductor Equipment — 2.2%
31	KLA-Tencor Corp.	2,171
71	Lam Research Corp. (a)	3,883

		6,054

	Software — 8.4%
158	Activision Blizzard, Inc.	3,225
248	Microsoft Corp.	10,167
84	Oracle Corp.	3,449
139	Rovi Corp. (a)	3,160
133	Symantec Corp.	2,658

		22,659

	Technology Hardware, Storage & Peripherals — 7.3%
13	Apple, Inc.	6,709
189	Hewlett-Packard Co.	6,116
24	Lexmark International, Inc., Class A	1,129
4	SanDisk Corp.	309
60	Western Digital Corp.	5,546

		19,809

	Total Information Technology	72,721

Materials — 3.4%
	Chemicals — 2.9%
46	Dow Chemical Co. (The)	2,235
28	LyondellBasell Industries N.V., Class A	2,526
16	PPG Industries, Inc.	3,065

		7,826

	Containers & Packaging — 0.5%
42	Sealed Air Corp.	1,367

	Total Materials	9,193

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
45	AT&T, Inc.	1,563
41	Verizon Communications, Inc.	1,962

	Total Telecommunication Services	3,525

Utilities — 3.9%
	Gas Utilities — 2.0%
117	UGI Corp.	5,343

	Independent Power and Renewable Electricity Producers — 1.9%
367	AES Corp.	5,247

	Total Utilities	10,590

	Total Common Stocks (Cost $270,571)	334,378

Short Term Investment — 2.0%
5,395	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $5,395)	5,395

	Total Investments — 125.9% (Cost $275,966)	339,773
	Liabilities in Excess of Other Assets — (25.9)%	(69,934)

	NET ASSETS — 100.0%	$269,839

Short Positions — 27.2%
Common Stocks — 27.2%
Consumer Discretionary — 5.7%
	Automobiles — 0.8%
136	Ford Motor Co.	2,114

	Hotels, Restaurants & Leisure — 2.1%
30	Carnival Corp.	1,143
32	Marriott International, Inc., Class A	1,765
18	McDonald’s Corp.	1,791
16	Starbucks Corp.	1,159

		5,858

	Media — 0.4%
9	Charter Communications, Inc., Class A (a)	1,047

	Multiline Retail — 0.6%
26	Target Corp.	1,573

	Specialty Retail — 1.8%
12	Abercrombie & Fitch Co., Class A	477
54	CarMax, Inc. (a)	2,504
7	Dick’s Sporting Goods, Inc.	404
22	Ross Stores, Inc.	1,546

		4,931

	Total Consumer Discretionary	15,523

Consumer Staples — 2.9%
	Food & Staples Retailing — 0.9%
23	United Natural Foods, Inc. (a)	1,618

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Food & Staples Retailing — Continued
10	Wal-Mart Stores, Inc.	795

		2,413

	Food Products — 0.7%
25	McCormick & Co., Inc. (Non-Voting)	1,801

	Household Products — 0.6%
17	Clorox Co. (The)	1,496

	Personal Products — 0.7%
30	Estee Lauder Cos., Inc. (The), Class A	2,006

	Total Consumer Staples	7,716

Energy — 0.8%
	Oil, Gas & Consumable Fuels — 0.8%
38	Cabot Oil & Gas Corp.	1,281
15	Cobalt International Energy, Inc. (a)	268
22	Kodiak Oil & Gas Corp. (a)	263
9	QEP Resources, Inc.	262

	Total Energy	2,074

Financials — 0.3%
	Banks — 0.3%
72	Valley National Bancorp	745

Health Care — 3.7%
	Biotechnology — 0.1%
8	Cepheid, Inc. (a)	387

	Health Care Equipment & Supplies — 0.5%
3	Intuitive Surgical, Inc. (a)	1,270

	Health Care Providers & Services — 1.6%
58	Team Health Holdings, Inc. (a)	2,582
38	Tenet Healthcare Corp. (a)	1,631

		4,213

	Pharmaceuticals — 1.5%
29	Eli Lilly & Co.	1,689
30	Hospira, Inc. (a)	1,311
41	Zoetis, Inc.	1,172

		4,172

	Total Health Care	10,042

Industrials — 3.7%
	Air Freight & Logistics — 0.4%
22	C.H. Robinson Worldwide, Inc.	1,153

	Commercial Services & Supplies — 1.9%
46	Stericycle, Inc. (a)	5,170

	Road & Rail — 0.6%
15	Kansas City Southern	1,480

	Trading Companies & Distributors — 0.8%
46	Fastenal Co.	2,255

	Total Industrials	10,058

Information Technology — 7.9%
	Communications Equipment — 0.9%
27	Motorola Solutions, Inc.	1,736
9	ViaSat, Inc. (a)	607

		2,343

	Electronic Equipment, Instruments & Components — 2.8%
17	Amphenol Corp., Class A	1,549
5	IPG Photonics Corp. (a)	363
7	Jabil Circuit, Inc.	131
108	National Instruments Corp.	3,109
64	Trimble Navigation Ltd. (a)	2,484

		7,636

	Internet Software & Services — 0.8%
14	eBay, Inc. (a)	763
46	Rackspace Hosting, Inc. (a)	1,493

		2,256

	IT Services — 1.6%
67	Paychex, Inc.	2,845
30	Teradata Corp. (a)	1,476

		4,321

	Semiconductors & Semiconductor Equipment — 0.4%
58	Applied Materials, Inc.	1,176

	Software — 1.4%
49	Compuware Corp.	518
25	Red Hat, Inc. (a)	1,298
34	Salesforce.com, Inc. (a)	1,918

		3,734

	Total Information Technology	21,466

Utilities — 2.2%
	Electric Utilities — 2.2%
62	Southern Co. (The)	2,711
103	Xcel Energy, Inc.	3,112

	Total Utilities	5,823

	Total Securities Sold Short (Proceeds $71,436)	$73,447

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
87	E-mini S&P 500	06/20/14	$8,111	$73

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,759
Aggregate gross unrealized depreciation	(2,952)

Net unrealized appreciation/depreciation	$63,807

Federal income tax cost of investments	$275,966

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$339,773	$—	$—	$339,773
Total Liabilities (a)	$(73,447)	$—	$—	$(73,447)
Appreciation in Other Financial Instruments
Futures Contracts	$73	$—	$—	$73

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
Consumer Discretionary — 15.8%
	Auto Components — 0.8%
102	Delphi Automotive plc, (United Kingdom)	6,950
20	Johnson Controls, Inc.	939
117	Lear Corp.	9,770
141	Magna International, Inc., (Canada)	13,570
666	TRW Automotive Holdings Corp. (a)	54,322

		85,551

	Automobiles — 1.5%
4,252	General Motors Co.	146,355
39	Tesla Motors, Inc. (a)	8,203

		154,558

	Hotels, Restaurants & Leisure — 1.5%
9	Chipotle Mexican Grill, Inc. (a)	5,322
114	Las Vegas Sands Corp.	9,221
623	Royal Caribbean Cruises Ltd.	33,981
971	Starbucks Corp.	71,284
153	Starwood Hotels & Resorts Worldwide, Inc.	12,190
236	Yum! Brands, Inc.	17,762

		149,760

	Household Durables — 0.7%
139	Harman International Industries, Inc.	14,787
361	Lennar Corp., Class A	14,318
2	NVR, Inc. (a)	2,523
584	PulteGroup, Inc.	11,214
548	Toll Brothers, Inc. (a)	19,683
31	Whirlpool Corp.	4,666

		67,191

	Internet & Catalog Retail — 1.7%
272	Amazon.com, Inc. (a)	91,620
15	Netflix, Inc. (a)	5,305
67	priceline.com, Inc. (a)	79,723

		176,648

	Media — 5.8%
1,058	CBS Corp. (Non-Voting), Class B	65,393
3,249	Comcast Corp., Class A	162,515
96	Discovery Communications, Inc., Class A (a)	7,912
459	DISH Network Corp., Class A (a)	28,529
76	Liberty Global plc, (United Kingdom), Class A (a)	3,165
77	Liberty Global plc, (United Kingdom), Series C (a)	3,147
174	Time Warner Cable, Inc.	23,834
3,557	Time Warner, Inc.	232,404
681	Walt Disney Co. (The)	54,496

		581,395

	Specialty Retail — 2.9%
2	AutoZone, Inc. (a)	917
192	Best Buy Co., Inc.	5,071
78	Gap, Inc. (The)	3,126
1,820	Home Depot, Inc. (The)	143,994
1,516	Lowe’s Cos., Inc.	74,155
194	Ross Stores, Inc.	13,872
794	TJX Cos., Inc. (The)	48,181
24	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,344

		291,660

	Textiles, Apparel & Luxury Goods — 0.9%
315	Lululemon Athletica, Inc., (Canada) (a)	16,551
152	Michael Kors Holdings Ltd., (Hong Kong) (a)	14,131
52	Ralph Lauren Corp.	8,420
769	V.F. Corp.	47,593

		86,695

	Total Consumer Discretionary	1,593,458

Consumer Staples — 6.5%
	Beverages — 1.2%
1,536	Coca-Cola Co. (The)	59,373
209	Constellation Brands, Inc., Class A (a)	17,746
441	Dr. Pepper Snapple Group, Inc.	24,021
441	Molson Coors Brewing Co., Class B	25,944

		127,084

	Food & Staples Retailing — 1.5%
472	Costco Wholesale Corp.	52,729
1,241	CVS Caremark Corp.	92,878
85	Whole Foods Market, Inc.	4,298

		149,905

	Food Products — 1.3%
365	Archer-Daniels-Midland Co.	15,827
918	General Mills, Inc.	47,593
36	Keurig Green Mountain, Inc.	3,801

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — Continued
1,908	Mondelez International, Inc., Class A	65,911

		133,132

	Household Products — 1.6%
355	Colgate-Palmolive Co.	23,036
1,679	Procter & Gamble Co. (The)	135,364

		158,400

	Tobacco — 0.9%
1,132	Philip Morris International, Inc.	92,675

	Total Consumer Staples	661,196

Energy — 9.8%
	Energy Equipment & Services — 3.0%
557	Ensco plc, (United Kingdom), Class A	29,404
56	FMC Technologies, Inc. (a)	2,933
532	Halliburton Co.	31,333
2,416	Schlumberger Ltd.	235,593

		299,263

	Oil, Gas & Consumable Fuels — 6.8%
277	Anadarko Petroleum Corp.	23,470
279	Cabot Oil & Gas Corp.	9,444
384	Cheniere Energy, Inc. (a)	21,232
832	Chevron Corp.	98,942
354	ConocoPhillips	24,899
295	EOG Resources, Inc.	57,791
2,696	Exxon Mobil Corp.	263,323
1,094	Marathon Oil Corp.	38,848
293	Marathon Petroleum Corp.	25,513
1,081	Occidental Petroleum Corp.	103,002
141	Phillips 66	10,833
35	Pioneer Natural Resources Co.	6,553
18	QEP Resources, Inc.	530
108	Southwestern Energy Co. (a)	4,978

		689,358

	Total Energy	988,621

Financials — 14.6%
	Banks — 4.7%
3,307	Citigroup, Inc.	157,417
340	East West Bancorp, Inc.	12,398
1,781	Huntington Bancshares, Inc.	17,761
63	PNC Financial Services Group, Inc. (The)	5,455
200	SunTrust Banks, Inc.	7,976
56	SVB Financial Group (a)	7,218
5,393	Wells Fargo & Co.	268,228

		476,453

	Capital Markets — 3.0%
12	Affiliated Managers Group, Inc. (a)	2,474
246	Ameriprise Financial, Inc.	27,121
11	BlackRock, Inc.	3,512
152	Goldman Sachs Group, Inc. (The)	24,963
1,912	Invesco Ltd.	70,754
3,422	Morgan Stanley	106,664
758	State Street Corp.	52,723
291	TD Ameritrade Holding Corp.	9,883

		298,094

	Consumer Finance — 0.6%
120	American Express Co.	10,765
692	Capital One Financial Corp.	53,364

		64,129

	Diversified Financial Services — 2.3%
9,927	Bank of America Corp.	170,750
301	IntercontinentalExchange Group, Inc.	59,465
90	Moody’s Corp.	7,168

		237,383

	Insurance — 3.5%
1,520	ACE Ltd., (Switzerland)	150,556
207	Axis Capital Holdings Ltd., (Bermuda)	9,500
73	Everest Re Group Ltd., (Bermuda)	11,108
20	Hartford Financial Services Group, Inc. (The)	703
179	Lincoln National Corp.	9,055
1,090	Marsh & McLennan Cos., Inc.	53,751
1,739	MetLife, Inc.	91,840
125	Prudential Financial, Inc.	10,557
139	Travelers Cos., Inc. (The)	11,869

		348,939

	Real Estate Investment Trusts (REITs) — 0.5%
176	Boston Properties, Inc.	20,185
230	CBL & Associates Properties, Inc.	4,084
180	Simon Property Group, Inc.	29,587

		53,856

	Total Financials	1,478,854

Health Care — 14.1%
	Biotechnology — 3.1%
45	Aegerion Pharmaceuticals, Inc. (a)	2,082
356	Alexion Pharmaceuticals, Inc. (a)	54,104
327	Biogen Idec, Inc. (a)	99,975
623	Celgene Corp. (a)	86,960
318	Gilead Sciences, Inc. (a)	22,569
33	Regeneron Pharmaceuticals, Inc. (a)	10,016

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
547	Vertex Pharmaceuticals, Inc. (a)	38,684

		314,390

	Health Care Equipment & Supplies — 1.1%
1,085	Abbott Laboratories	41,794
463	Baxter International, Inc.	34,049
392	Stryker Corp.	31,959

		107,802

	Health Care Providers & Services — 3.1%
180	Aetna, Inc.	13,487
87	AmerisourceBergen Corp.	5,739
617	Humana, Inc.	69,596
281	McKesson Corp.	49,610
2,085	UnitedHealth Group, Inc.	170,910

		309,342

	Health Care Technology — 0.4%
45	athenahealth, Inc. (a)	7,227
572	Cerner Corp. (a)	32,197

		39,424

	Life Sciences Tools & Services — 0.0% (g)
28	Illumina, Inc. (a)	4,133
2	Mettler-Toledo International, Inc. (a)	553

		4,686

	Pharmaceuticals — 6.4%
92	Allergan, Inc.	11,442
2,485	Bristol-Myers Squibb Co.	129,073
3,883	Johnson & Johnson	381,467
1,701	Merck & Co., Inc.	96,550
64	Perrigo Co. plc, (Ireland)	9,895
111	Valeant Pharmaceuticals International, Inc. (a)	14,613

		643,040

	Total Health Care	1,418,684

Industrials — 11.0%
	Aerospace & Defense — 3.7%
1,613	Honeywell International, Inc.	149,666
226	L-3 Communications Holdings, Inc.	26,738
34	Precision Castparts Corp.	8,574
1,657	United Technologies Corp.	193,651

		378,629

	Airlines — 0.8%
984	Delta Air Lines, Inc.	34,088
975	United Continental Holdings, Inc. (a)	43,533

		77,621

	Building Products — 0.4%
67	Fortune Brands Home & Security, Inc.	2,801
1,498	Masco Corp.	33,278

		36,079

	Construction & Engineering — 1.3%
1,548	Fluor Corp.	120,311
162	Jacobs Engineering Group, Inc. (a)	10,310

		130,621

	Electrical Equipment — 1.4%
1,081	Eaton Corp. plc, (Ireland)	81,202
926	Emerson Electric Co.	61,862

		143,064

	Machinery — 1.7%
269	Flowserve Corp.	21,088
1,909	PACCAR, Inc.	128,722
227	SPX Corp.	22,278
45	WABCO Holdings, Inc. (a)	4,750

		176,838

	Road & Rail — 1.5%
2,718	CSX Corp.	78,738
65	J.B. Hunt Transport Services, Inc.	4,640
64	Kansas City Southern	6,558
21	Norfolk Southern Corp.	2,021
300	Union Pacific Corp.	56,302

		148,259

	Trading Companies & Distributors — 0.2%
77	W.W. Grainger, Inc.	19,471

	Total Industrials	1,110,582

Information Technology — 19.1%
	Communications Equipment — 2.5%
4,792	Cisco Systems, Inc.	107,387
1,775	QUALCOMM, Inc.	139,997

		247,384

	Electronic Equipment, Instruments & Components — 0.0% (g)
49	Amphenol Corp., Class A	4,508

	Internet Software & Services — 3.7%
20	Baidu, Inc., (China), ADR (a)	3,086
942	eBay, Inc. (a)	52,027
504	Facebook, Inc., Class A (a)	30,349
245	Google, Inc., Class A (a)	272,853
81	LinkedIn Corp., Class A (a)	14,940

		373,255

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — 2.7%
926	Accenture plc, (Ireland), Class A	73,843
82	Alliance Data Systems Corp. (a)	22,293
824	Cognizant Technology Solutions Corp., Class A (a)	41,700
313	MasterCard, Inc., Class A	23,345
519	Visa, Inc., Class A	111,950

		273,131

	Semiconductors & Semiconductor Equipment — 3.6%
516	Applied Materials, Inc.	10,530
200	ARM Holdings plc, (United Kingdom), ADR	10,179
142	ASML Holding N.V., (Netherlands)	13,218
1,448	Avago Technologies Ltd., (Singapore)	93,278
842	Freescale Semiconductor Ltd. (a)	20,562
1,382	KLA-Tencor Corp.	95,572
1,453	Lam Research Corp. (a)	79,926
595	ON Semiconductor Corp. (a)	5,588
936	Teradyne, Inc. (a)	18,625
296	Xilinx, Inc.	16,042

		363,520

	Software — 3.9%
879	Adobe Systems, Inc. (a)	57,771
543	Citrix Systems, Inc. (a)	31,172
4,963	Microsoft Corp.	203,433
1,685	Oracle Corp.	68,941
196	Salesforce.com, Inc. (a)	11,177
25	Splunk, Inc. (a)	1,755
221	VMware, Inc., Class A (a)	23,854

		398,103

	Technology Hardware, Storage & Peripherals — 2.7%
43	3D Systems Corp. (a)	2,566
448	Apple, Inc.	240,442
1,023	EMC Corp.	28,040

		271,048

	Total Information Technology	1,930,949

Materials — 3.9%
	Chemicals — 1.8%
404	Axiall Corp.	18,162
450	Dow Chemical Co. (The)	21,855
49	Ecolab, Inc.	5,287
127	LyondellBasell Industries N.V., Class A	11,304
170	Methanex Corp., (Canada)	10,846
701	Monsanto Co.	79,768
37	PPG Industries, Inc.	7,088
127	Sherwin-Williams Co. (The)	25,054

		179,364

	Construction Materials — 0.0% (g)
16	Martin Marietta Materials, Inc.	2,016

	Containers & Packaging — 0.2%
314	Ball Corp.	17,193

	Metals & Mining — 1.9%
4,839	Alcoa, Inc.	62,280
1,998	Freeport-McMoRan Copper & Gold, Inc.	66,078
2,313	United States Steel Corp.	63,873

		192,231

	Total Materials	390,804

Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
3,492	Verizon Communications, Inc.	166,097

Utilities — 2.4%
	Electric Utilities — 1.2%
286	American Electric Power Co., Inc.	14,502
113	Edison International	6,369
737	FirstEnergy Corp.	25,096
750	NextEra Energy, Inc.	71,747

		117,714

	Multi-Utilities — 1.2%
294	CMS Energy Corp.	8,608
624	Dominion Resources, Inc.	44,280
700	NiSource, Inc.	24,887
670	Public Service Enterprise Group, Inc.	25,556
187	Sempra Energy	18,091

		121,422

	Total Utilities	239,136

	Total Common Stocks (Cost $6,994,603)	9,978,381

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.4%
	Investment Company — 1.4%
139,296	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $139,296)	139,296

	Total Investments — 100.2% (Cost $7,133,899)	10,117,677
	Liabilities in Excess of Other Assets — (0.2)%	(19,382)

	NET ASSETS — 100.0%	$10,098,295

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
938	E-mini S&P 500	06/20/14	$87,450	$847

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,993,588
Aggregate gross unrealized depreciation	(9,810)

Net unrealized appreciation/depreciation	$2,983,778

Federal income tax cost of investments	$7,133,899

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,117,677	$—	$—	$10,117,677
Appreciation in Other Financial Instruments
Futures Contracts	$847	$—	$—	$847

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 127.6% (j)
Common Stocks — 124.8%
	Consumer Discretionary — 18.3%
	Auto Components — 0.6%
16	Johnson Controls, Inc.	737
674	TRW Automotive Holdings Corp. (a)	55,015

		55,752

	Automobiles — 2.3%
6,784	General Motors Co.	233,501

	Hotels, Restaurants & Leisure — 2.5%
361	McDonald’s Corp.	35,434
701	Royal Caribbean Cruises Ltd.	38,239
1,236	Starbucks Corp.	90,674
578	Starwood Hotels & Resorts Worldwide, Inc.	46,038
463	Yum! Brands, Inc.	34,921

		245,306

	Household Durables — 0.7%
119	Harman International Industries, Inc.	12,651
563	Lennar Corp., Class A	22,286
787	Toll Brothers, Inc. (a)	28,249
63	Whirlpool Corp.	9,349

		72,535

	Internet & Catalog Retail — 1.6%
222	Amazon.com, Inc. (a)	74,778
70	priceline.com, Inc. (a)	83,706

		158,484

	Media — 7.0%
959	CBS Corp. (Non-Voting), Class B	59,254
2,868	Comcast Corp., Class A	143,447
554	DISH Network Corp., Class A (a)	34,434
173	Time Warner Cable, Inc.	23,723
5,616	Time Warner, Inc.	366,915
832	Walt Disney Co. (The)	66,608

		694,381

	Specialty Retail — 2.9%
381	Best Buy Co., Inc.	10,049
1,918	Home Depot, Inc. (The)	151,767
1,459	Lowe’s Cos., Inc.	71,323
150	Ross Stores, Inc.	10,760
778	TJX Cos., Inc. (The)	47,170

		291,069

	Textiles, Apparel & Luxury Goods — 0.7%
251	Lululemon Athletica, Inc., (Canada) (a)	13,201
3	PVH Corp.	399
959	V.F. Corp.	59,364

		72,964

	Total Consumer Discretionary	1,823,992

	Consumer Staples — 9.1%
	Beverages — 2.2%
1,614	Coca-Cola Co. (The)	62,389
622	Constellation Brands, Inc., Class A (a)	52,833
946	Dr. Pepper Snapple Group, Inc.	51,511
857	Molson Coors Brewing Co., Class B	50,455

		217,188

	Food & Staples Retailing — 1.8%
658	Costco Wholesale Corp.	73,469
1,399	CVS Caremark Corp.	104,714

		178,183

	Food Products — 1.4%
45	Archer-Daniels-Midland Co.	1,957
1,213	General Mills, Inc.	62,873
8	Kellogg Co.	476
2,074	Mondelez International, Inc., Class A	71,652

		136,958

	Household Products — 2.3%
992	Colgate-Palmolive Co.	64,373
2,100	Procter & Gamble Co. (The)	169,244

		233,617

	Tobacco — 1.4%
1,739	Philip Morris International, Inc.	142,345

	Total Consumer Staples	908,291

	Energy — 11.9%
	Energy Equipment & Services — 4.2%
349	Ensco plc, (United Kingdom), Class A	18,416
30	Halliburton Co.	1,755
4,082	Schlumberger Ltd.	397,990

		418,161

	Oil, Gas & Consumable Fuels — 7.7%
311	Anadarko Petroleum Corp.	26,387
355	Cheniere Energy, Inc. (a)	19,676
466	Chevron Corp.	55,355
481	CONSOL Energy, Inc.	19,220
594	EOG Resources, Inc.	116,503
5	EQT Corp.	456
2,307	Exxon Mobil Corp.	225,346
547	Marathon Oil Corp.	19,445
110	Marathon Petroleum Corp.	9,600
2,017	Occidental Petroleum Corp.	192,224
273	Phillips 66	21,039

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
344	QEP Resources, Inc.	10,122
831	Southwestern Energy Co. (a)	38,248
386	TransCanada Corp., (Canada)	17,553
10	Williams Cos., Inc. (The)	415

		771,589

	Total Energy	1,189,750

	Financials — 17.1%
	Banks — 5.1%
224	BB&T Corp.	8,990
3,080	Citigroup, Inc.	146,591
15	East West Bancorp, Inc.	539
14	PNC Financial Services Group, Inc. (The)	1,231
37	Regions Financial Corp.	413
686	SunTrust Banks, Inc.	27,300
2	SVB Financial Group (a)	317
6,612	Wells Fargo & Co.	328,906

		514,287

	Capital Markets — 3.8%
494	Ameriprise Financial, Inc.	54,352
302	Goldman Sachs Group, Inc. (The)	49,443
2,890	Invesco Ltd.	106,937
3,248	Morgan Stanley	101,255
747	State Street Corp.	51,984
334	TD Ameritrade Holding Corp.	11,324

		375,295

	Consumer Finance — 0.7%
240	American Express Co.	21,567
680	Capital One Financial Corp.	52,470

		74,037

	Diversified Financial Services — 2.2%
9,165	Bank of America Corp.	157,641
14	CME Group, Inc.	1,036
294	IntercontinentalExchange Group, Inc.	58,125

		216,802

	Insurance — 5.1%
2,738	ACE Ltd., (Switzerland)	271,197
15	American International Group, Inc.	725
208	Axis Capital Holdings Ltd., (Bermuda)	9,526
26	Hartford Financial Services Group, Inc. (The)	929
1,412	Marsh & McLennan Cos., Inc.	69,605
2,237	MetLife, Inc.	118,101
153	Prudential Financial, Inc.	12,968
332	Travelers Cos., Inc. (The)	28,228

		511,279

	Real Estate Investment Trusts (REITs) — 0.2%
4	Boston Properties, Inc.	401
591	DDR Corp.	9,731
16	Equity One, Inc.	353
30	General Growth Properties, Inc.	663
10	Liberty Property Trust	381
6	Mid-America Apartment Communities, Inc.	389
49	Simon Property Group, Inc.	8,020

		19,938

	Total Financials	1,711,638

	Health Care — 18.5%
	Biotechnology — 3.2%
90	Aegerion Pharmaceuticals, Inc. (a)	4,173
283	Alexion Pharmaceuticals, Inc. (a)	43,037
391	Biogen Idec, Inc. (a)	119,638
121	BioMarin Pharmaceutical, Inc. (a)	8,219
735	Celgene Corp. (a)	102,552
620	Vertex Pharmaceuticals, Inc. (a)	43,834

		321,453

	Health Care Equipment & Supplies — 1.9%
1,196	Abbott Laboratories	46,067
1,481	Boston Scientific Corp. (a)	20,018
1	Intuitive Surgical, Inc. (a)	328
1,496	Stryker Corp.	121,896

		188,309

	Health Care Providers & Services — 3.6%
287	Aetna, Inc.	21,546
701	Humana, Inc.	78,980
225	McKesson Corp.	39,681
2,680	UnitedHealth Group, Inc.	219,751

		359,958

	Health Care Technology — 0.7%
143	athenahealth, Inc. (a)	22,903
864	Cerner Corp. (a)	48,588

		71,491

	Life Sciences Tools & Services — 0.0% (g)
5	Mettler-Toledo International, Inc. (a)	1,162

	Pharmaceuticals — 9.1%
182	Allergan, Inc.	22,608
3,010	Bristol-Myers Squibb Co.	156,361
5,670	Johnson & Johnson	556,936
2,554	Merck & Co., Inc.	144,990
131	Perrigo Co. plc, (Ireland)	20,315

		901,210

	Total Health Care	1,843,583

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Industrials — 15.6%
	Aerospace & Defense — 5.9%
3,082	Honeywell International, Inc.	285,929
416	L-3 Communications Holdings, Inc.	49,155
237	Northrop Grumman Corp.	29,229
13	Textron, Inc.	491
1,942	United Technologies Corp.	226,890

		591,694

	Airlines — 1.5%
2,210	Delta Air Lines, Inc.	76,567
1,609	United Continental Holdings, Inc. (a)	71,794

		148,361

	Building Products — 0.4%
1,767	Masco Corp.	39,249

	Commercial Services & Supplies — 0.0% (g)
12	ADT Corp. (The)	362

	Construction & Engineering — 2.0%
2,217	Fluor Corp.	172,353
323	Jacobs Engineering Group, Inc. (a)	20,508
12	Quanta Services, Inc. (a)	439

		193,300

	Electrical Equipment — 1.8%
1,752	Eaton Corp. plc, (Ireland)	131,579
738	Emerson Electric Co.	49,273

		180,852

	Machinery — 2.1%
101	Deere & Co.	9,153
431	Flowserve Corp.	33,760
12	Ingersoll-Rand plc, (Ireland)	687
1,873	PACCAR, Inc.	126,335
381	SPX Corp.	37,457
13	WABCO Holdings, Inc. (a)	1,404

		208,796

	Road & Rail — 1.5%
4,079	CSX Corp.	118,155
186	Union Pacific Corp.	34,919

		153,074

	Trading Companies & Distributors — 0.4%
143	MSC Industrial Direct Co., Inc., Class A	12,365
113	W.W. Grainger, Inc.	28,485

		40,850

	Total Industrials	1,556,538

	Information Technology — 23.5%
	Communications Equipment — 3.3%
5,803	Cisco Systems, Inc.	130,036
2,487	QUALCOMM, Inc.	196,148

		326,184

	Internet Software & Services — 3.9%
757	eBay, Inc. (a)	41,825
287	Facebook, Inc., Class A (a)	17,310
294	Google, Inc., Class A (a)	327,597
7	Yahoo!, Inc. (a)	248

		386,980

	IT Services — 2.9%
849	Accenture plc, (Ireland), Class A	67,669
115	Alliance Data Systems Corp. (a)	31,206
599	Cognizant Technology Solutions Corp., Class A (a)	30,301
9	Fidelity National Information Services, Inc.	497
726	Paychex, Inc.	30,914
289	VeriFone Systems, Inc. (a)	9,761
581	Visa, Inc., Class A	125,510

		295,858

	Semiconductors & Semiconductor Equipment — 5.8%
728	Applied Materials, Inc.	14,859
1,063	Atmel Corp. (a)	8,887
2,816	Avago Technologies Ltd., (Singapore)	181,357
1,131	Freescale Semiconductor Ltd. (a)	27,617
1,970	KLA-Tencor Corp.	136,209
2,076	Lam Research Corp. (a)	114,185
1,198	Maxim Integrated Products, Inc.	39,661
863	Teradyne, Inc. (a)	17,161
668	Xilinx, Inc.	36,258

		576,194

	Software — 4.4%
939	Adobe Systems, Inc. (a)	61,709
522	Citrix Systems, Inc. (a)	29,954
5,822	Microsoft Corp.	238,631
2,245	Oracle Corp.	91,858
168	VMware, Inc., Class A (a)	18,152

		440,304

	Technology Hardware, Storage & Peripherals — 3.2%
509	Apple, Inc.	273,455
1,181	EMC Corp.	32,369
168	Western Digital Corp.	15,421

		321,245

	Total Information Technology	2,346,765

	Materials — 5.2%
	Chemicals — 2.0%
969	Axiall Corp.	43,513

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Common Stocks — Continued
	Chemicals — Continued
887	Dow Chemical Co. (The)	43,114
21	E.I. du Pont de Nemours & Co.	1,416
344	Methanex Corp., (Canada)	21,974
727	Monsanto Co.	82,744
51	Sherwin-Williams Co. (The)	9,967

		202,728

	Construction Materials — 0.2%
160	Martin Marietta Materials, Inc.	20,472

	Metals & Mining — 3.0%
6,092	Alcoa, Inc.	78,406
2,908	Freeport-McMoRan Copper & Gold, Inc.	96,155
4,446	United States Steel Corp.	122,765

		297,326

	Total Materials	520,526

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
6,185	Verizon Communications, Inc.	294,198

	Utilities — 2.7%
	Electric Utilities — 1.6%
390	American Electric Power Co., Inc.	19,769
335	Edison International	18,970
284	Exelon Corp.	9,521
955	FirstEnergy Corp.	32,512
870	NextEra Energy, Inc.	83,216
8	Northeast Utilities	378

		164,366

	Gas Utilities — 0.0% (g)
10	Questar Corp.	243

	Multi-Utilities — 1.1%
12	CMS Energy Corp.	343
870	Dominion Resources, Inc.	61,791
5	DTE Energy Co.	334
169	Integrys Energy Group, Inc.	10,075
316	NiSource, Inc.	11,212
343	Public Service Enterprise Group, Inc.	13,071
111	Sempra Energy	10,742

		107,568

	Water Utilities — 0.0% (g)
9	American Water Works Co., Inc.	390

	Total Utilities	272,567

	Total Common Stocks (Cost $8,966,351)	12,467,848

Exchange Traded Funds — 0.2%
	U.S. Equity — 0.2%
268	iShares U.S. Real Estate ETF (Cost $17,127)	18,143

Short-Term Investment — 2.6%
	Investment Company— 2.6%
258,461	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $258,461)	258,461

	Total Investments — 127.6% (Cost $9,241,939)	12,744,452
	Liabilities in Excess of Other Assets — (27.6)%	(2,758,952)

	NET ASSETS — 100.0%	$9,985,500

Short Positions — 27.8%
Common Stocks — 27.6%
	Consumer Discretionary — 2.4%
	Auto Components — 0.2%
257	BorgWarner, Inc.	15,767

	Automobiles — 0.1%
792	Ford Motor Co.	12,358

	Hotels, Restaurants & Leisure — 0.7%
15	Chipotle Mexican Grill, Inc. (a)	8,487
860	Hilton Worldwide Holdings, Inc. (a)	19,124
610	Marriott International, Inc., Class A	34,184
155	Tim Hortons, Inc., (Canada)	8,590

		70,385

	Internet & Catalog Retail — 0.1%
4	Expedia, Inc.	268
28	Netflix, Inc. (a)	9,797

		10,065

	Leisure Products — 0.1%
223	Hasbro, Inc.	12,379

	Media — 0.7%
258	AMC Networks, Inc., Class A (a)	18,879
113	Discovery Communications, Inc., Class A (a)	9,330
503	Scripps Networks Interactive, Inc., Class A	38,166

		66,375

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Multiline Retail — 0.2%
302	Kohl’s Corp.	17,180
7	Macy’s, Inc.	391

		17,571

	Specialty Retail — 0.2%
77	Advance Auto Parts, Inc.	9,703
92	O’Reilly Automotive, Inc. (a)	13,622

		23,325

	Textiles, Apparel & Luxury Goods — 0.1%
95	Under Armour, Inc., Class A (a)	10,941

	Total Consumer Discretionary	239,166

	Consumer Staples — 3.4%
	Beverages — 0.4%
46	Boston Beer Co., Inc. (The), Class A (a)	11,356
341	Brown-Forman Corp., Class B	30,558

		41,914

	Food & Staples Retailing — 0.6%
1,339	Sysco Corp.	48,391
167	Whole Foods Market, Inc.	8,484

		56,875

	Food Products — 1.3%
1,023	Hershey Co. (The)	106,830
223	Mead Johnson Nutrition Co.	18,526

		125,356

	Household Products — 0.8%
840	Church & Dwight Co., Inc.	58,023
204	Clorox Co. (The)	17,928
82	Kimberly-Clark Corp.	9,073

		85,024

	Tobacco — 0.3%
926	Altria Group, Inc.	34,646

	Total Consumer Staples	343,815

	Energy — 2.1%
	Energy Equipment & Services — 0.5%
285	Diamond Offshore Drilling, Inc.	13,892
150	FMC Technologies, Inc. (a)	7,836
350	Nabors Industries Ltd., (Bermuda)	8,631
205	National Oilwell Varco, Inc.	15,994

		46,353

	Oil, Gas & Consumable Fuels — 1.6%
152	Concho Resources, Inc. (a)	18,660
2	Devon Energy Corp.	161
538	Enbridge, Inc., (Canada)	24,501
409	Kinder Morgan, Inc.	13,301
365	ONEOK, Inc.	21,622
631	Peabody Energy Corp.	10,306
82	Pioneer Natural Resources Co.	15,398
485	Spectra Energy Corp.	17,932
466	Ultra Petroleum Corp. (a)	12,527
174	Valero Energy Corp.	9,229
964	WPX Energy, Inc. (a)	17,389

		161,026

	Total Energy	207,379

	Financials — 2.6%
	Banks — 0.7%
554	Associated Banc-Corp.	9,996
397	BancorpSouth, Inc.	9,909
2	Bank of Hawaii Corp.	121
580	Comerica, Inc.	30,034
267	Hancock Holding Co.	9,767
8	Old National Bancorp	115
339	U.S. Bancorp	14,513

		74,455

	Capital Markets — 0.4%
62	BlackRock, Inc.	19,592
410	Franklin Resources, Inc.	22,194

		41,786

	Insurance — 1.1%
3	Aon plc, (United Kingdom)	227
5	Arch Capital Group Ltd., (Bermuda) (a)	267
283	Assurant, Inc.	18,409
145	Chubb Corp. (The)	12,929
253	Lincoln National Corp.	12,799
498	Principal Financial Group, Inc.	22,922
1,204	Progressive Corp. (The)	29,164
151	Torchmark Corp.	11,894

		108,611

	Real Estate Investment Trusts (REITs) — 0.4%
231	Federal Realty Investment Trust	26,476
6	Home Properties, Inc.	379
18	Kimco Realty Corp.	383
2	Public Storage	371
4	SL Green Realty Corp.	382
15	Washington Real Estate Investment Trust	356
341	Weingarten Realty Investors	10,237

		38,584

	Total Financials	263,436

	Health Care — 3.2%
	Biotechnology — 0.7%
161	Amgen, Inc.	19,860
193	Gilead Sciences, Inc. (a)	13,655

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Biotechnology — Continued
302	Isis Pharmaceuticals, Inc. (a)	13,067
137	Medivation, Inc. (a)	8,806
32	Regeneron Pharmaceuticals, Inc. (a)	9,510
66	United Therapeutics Corp. (a)	6,164

		71,062

	Health Care Equipment & Supplies — 1.1%
170	Becton, Dickinson and Co.	19,926
6	C.R. Bard, Inc.	918
645	Medtronic, Inc.	39,719
493	Zimmer Holdings, Inc.	46,589

		107,152

	Health Care Providers & Services — 0.3%
11	AmerisourceBergen Corp.	689
115	Cigna Corp.	9,595
166	WellPoint, Inc.	16,503

		26,787

	Health Care Technology — 0.2%
1,076	Allscripts Healthcare Solutions, Inc. (a)	19,402

	Pharmaceuticals — 0.9%
1,037	AbbVie, Inc.	53,305
557	Eli Lilly & Co.	32,776
307	Pfizer, Inc.	9,871

		95,952

	Total Health Care	320,355

	Industrials — 6.1%
	Aerospace & Defense — 2.6%
463	Boeing Co. (The)	58,159
789	Lockheed Martin Corp.	128,777
766	Raytheon Co.	75,658

		262,594

	Air Freight & Logistics — 0.1%
270	C.H. Robinson Worldwide, Inc.	14,155
2	FedEx Corp.	225

		14,380

	Airlines — 0.5%
2,062	Southwest Airlines Co.	48,689

	Electrical Equipment — 0.8%
613	Rockwell Automation, Inc.	76,293

	Industrial Conglomerates — 0.9%
356	3M Co.	48,282
141	Danaher Corp.	10,556
1,287	General Electric Co.	33,314

		92,152

	Machinery — 0.7%
191	Caterpillar, Inc.	18,960
566	Dover Corp.	46,297

		65,257

	Road & Rail — 0.2%
342	Heartland Express, Inc.	7,751
299	Werner Enterprises, Inc.	7,636

		15,387

	Trading Companies & Distributors — 0.3%
624	Fastenal Co.	30,754

	Total Industrials	605,506

	Information Technology — 3.6%
	Electronic Equipment, Instruments & Components — 0.1%
283	Knowles Corp. (a)	8,939

	IT Services — 0.9%
601	Automatic Data Processing, Inc.	46,470
360	MasterCard, Inc., Class A	26,870
624	Vantiv, Inc., Class A (a)	18,863

		92,203

	Semiconductors & Semiconductor Equipment — 2.0%
2,102	Advanced Micro Devices, Inc. (a)	8,429
2,504	Intel Corp.	64,619
399	Linear Technology Corp.	19,410
199	Microchip Technology, Inc.	9,504
201	Micron Technology, Inc. (a)	4,763
1,633	NVIDIA Corp.	29,251
418	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	8,368
1,057	Texas Instruments, Inc.	49,837

		194,181

	Software — 0.4%
177	MICROS Systems, Inc. (a)	9,348
86	Red Hat, Inc. (a)	4,530
507	Salesforce.com, Inc. (a)	28,950

		42,828

	Technology Hardware, Storage & Peripherals — 0.2%
380	Seagate Technology plc, (Ireland)	21,363

	Total Information Technology	359,514

	Materials — 1.3%
	Chemicals — 0.7%
177	Cabot Corp.	10,476
466	Olin Corp.	12,868
663	OM Group, Inc.	22,036
211	Praxair, Inc.	27,663

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
Common Stocks — Continued
	Chemicals — Continued
4	Sigma-Aldrich Corp.	333

		73,376

	Containers & Packaging — 0.1%
209	Bemis Co., Inc.	8,191

	Metals & Mining — 0.4%
2,098	Cliffs Natural Resources, Inc.	42,933
20	Vale S.A., (Brazil), ADR	274

		43,207

	Paper & Forest Products — 0.1%
50	Domtar Corp., (Canada)	5,566

	Total Materials	130,340

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
2,417	AT&T, Inc.	84,780

	Utilities — 2.0%
	Electric Utilities — 1.1%
683	Duke Energy Corp.	48,665
1,270	Southern Co. (The)	55,784
324	Xcel Energy, Inc.	9,830

		114,279

	Gas Utilities — 0.1%
128	National Fuel Gas Co.	8,972
4	UGI Corp.	183

		9,155

	Multi-Utilities — 0.8%
240	Ameren Corp.	9,884
534	Consolidated Edison, Inc.	28,654
6	PG&E Corp.	271
769	SCANA Corp.	39,470

		78,279

	Total Utilities	201,713

	Total Common Stocks (Proceeds $2,444,483)	2,756,004

Exchange Traded Funds — 0.2%
	U.S. Equity — 0.2%
471	Utilities Select Sector SPDR Fund (Proceeds $18,678)	19,519

	Total Securities Sold Short (Proceeds $2,463,161)	$2,775,523

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,829	E-mini S&P 500	06/20/14	$170,518	$1,651

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,519,145
Aggregate gross unrealized depreciation	(16,632)

Net unrealized appreciation/depreciation	$3,502,513

Federal income tax cost of investments	$9,241,939

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,744,452	$—	$—	$12,744,452
Total Liabilities (a)	$(2,775,523)	$—	$—	$(2,775,523)
Appreciation in Other Financial Instruments
Futures Contracts	$1,651	$—	$—	$1,651

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 135.5% (j)
Common Stocks — 133.4%
		Consumer Discretionary — 17.8%
		Auto Components — 0.7%
1		Lear Corp.	47
1		TRW Automotive Holdings Corp. (a)	83

			130

		Automobiles — 0.9%
5		General Motors Co.	164

		Hotels, Restaurants & Leisure — 1.5%
1		Royal Caribbean Cruises Ltd.	77
2		Starbucks Corp.	137
–	(h)	Starwood Hotels & Resorts Worldwide, Inc.	27
1		Yum! Brands, Inc.	38

			279

		Household Durables — 1.1%
1		Harman International Industries, Inc.	53
1		Lennar Corp., Class A	36
3		PulteGroup, Inc.	57
1		Toll Brothers, Inc. (a)	50

			196

		Internet & Catalog Retail — 1.9%
1		Amazon.com, Inc. (a)	263
–	(h)	priceline.com, Inc. (a)	83

			346

		Media — 6.5%
3		CBS Corp. (Non-Voting), Class B	182
5		Comcast Corp., Class A	238
1		DISH Network Corp., Class A (a)	91
1		Time Warner Cable, Inc.	88
7		Time Warner, Inc.	476
2		Walt Disney Co. (The)	126

			1,201

		Specialty Retail — 4.1%
–	(h)	AutoZone, Inc. (a)	81
4		Home Depot, Inc. (The)	286
3		Lowe’s Cos., Inc.	169
1		Ross Stores, Inc.	56
3		TJX Cos., Inc. (The)	167

			759

		Textiles, Apparel & Luxury Goods — 1.1%
1		Lululemon Athletica, Inc., (Canada) (a)	48
3		V.F. Corp.	156

			204

		Total Consumer Discretionary	3,279

Consumer Staples — 12.4%
		Beverages — 3.5%
4		Coca-Cola Co. (The)	154
1		Constellation Brands, Inc., Class A (a)	107
2		Dr. Pepper Snapple Group, Inc.	82
1		Molson Coors Brewing Co., Class B	47
3		PepsiCo, Inc.	262

			652

		Food & Staples Retailing — 2.0%
1		Costco Wholesale Corp.	75
2		CVS Caremark Corp.	186
–	(h)	Kroger Co. (The)	21
1		Wal-Mart Stores, Inc.	80

			362

		Food Products — 3.4%
5		Archer-Daniels-Midland Co.	205
–	(h)	ConAgra Foods, Inc.	9
3		General Mills, Inc.	138
1		Kellogg Co.	34
7		Mondelez International, Inc., Class A	233

			619

		Household Products — 1.6%
4		Procter & Gamble Co. (The)	303

		Tobacco — 1.9%
1		Lorillard, Inc.	30
4		Philip Morris International, Inc.	314

			344

		Total Consumer Staples	2,280

Energy — 9.7%
		Energy Equipment & Services — 2.8%
2		Halliburton Co.	116
4		Schlumberger Ltd.	410

			526

		Oil, Gas & Consumable Fuels — 6.9%
1		Anadarko Petroleum Corp.	43
1		Cheniere Energy, Inc. (a)	63
2		Chevron Corp.	234
1		EOG Resources, Inc.	139
5		Exxon Mobil Corp.	500
2		Marathon Oil Corp.	56
2		Occidental Petroleum Corp.	217
–	(h)	Valero Energy Corp.	17

			1,269

		Total Energy	1,795

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Financials — 22.2%
		Banks — 5.2%
2		BB&T Corp.	85
1		CIT Group, Inc.	27
6		Citigroup, Inc.	308
1		PNC Financial Services Group, Inc. (The)	50
1		Popular, Inc., (Puerto Rico) (a)	29
–	(h)	SVB Financial Group (a)	18
9		Wells Fargo & Co.	437

			954

		Capital Markets — 3.7%
3		Charles Schwab Corp. (The)	78
1		Goldman Sachs Group, Inc. (The)	128
4		Invesco Ltd.	130
6		Morgan Stanley	193
2		State Street Corp.	124
1		TD Ameritrade Holding Corp.	32

			685

		Consumer Finance — 0.6%
1		Capital One Financial Corp.	112

		Diversified Financial Services — 3.2%
22		Bank of America Corp.	383
1		Berkshire Hathaway, Inc., Class B (a)	125
–	(h)	IntercontinentalExchange Group, Inc.	71

			579

		Insurance — 5.9%
3		ACE Ltd., (Switzerland)	324
1		Axis Capital Holdings Ltd., (Bermuda)	44
–	(h)	Everest Re Group Ltd., (Bermuda)	29
3		Marsh & McLennan Cos., Inc.	127
5		MetLife, Inc.	269
1		Prudential Financial, Inc.	108
2		Travelers Cos., Inc. (The)	154
1		XL Group plc, (Ireland)	31

			1,086

		Real Estate Investment Trusts (REITs) — 3.6%
1		American Campus Communities, Inc.	22
1		AvalonBay Communities, Inc.	95
1		Boston Properties, Inc.	116
1		Brixmor Property Group, Inc.	14
6		DCT Industrial Trust, Inc.	45
3		DDR Corp.	48
1		Digital Realty Trust, Inc.	30
1		Extra Space Storage, Inc.	40
3		Highwoods Properties, Inc.	104
1		Liberty Property Trust	36
–	(h)	Mid-America Apartment Communities, Inc.	30
1		Prologis, Inc.	52
3		Sunstone Hotel Investors, Inc.	38

			670

		Total Financials	4,086

Health Care — 16.5%
		Biotechnology — 3.7%
1		Alexion Pharmaceuticals, Inc. (a)	120
1		Biogen Idec, Inc. (a)	248
–	(h)	BioMarin Pharmaceutical, Inc. (a)	23
1		Celgene Corp. (a)	201
1		Vertex Pharmaceuticals, Inc. (a)	94

			686

		Health Care Equipment & Supplies — 2.6%
4		Abbott Laboratories	166
2		Baxter International, Inc.	131
4		Boston Scientific Corp. (a)	47
–	(h)	Intuitive Surgical, Inc. (a)	9
2		Stryker Corp.	133

			486

		Health Care Providers & Services — 2.9%
1		Aetna, Inc.	38
1		Humana, Inc.	118
1		McKesson Corp.	129
3		UnitedHealth Group, Inc.	247

			532

		Health Care Technology — 0.6%
–	(h)	athenahealth, Inc. (a)	46
1		Cerner Corp. (a)	64

			110

		Pharmaceuticals — 6.7%
–	(h)	Allergan, Inc.	41
6		Bristol-Myers Squibb Co.	306
6		Johnson & Johnson	601
3		Merck & Co., Inc.	182
3		Pfizer, Inc.	94

			1,224

		Total Health Care	3,038

Industrials — 16.3%
		Aerospace & Defense — 4.9%
4		Honeywell International, Inc.	337
–	(h)	Huntington Ingalls Industries, Inc.	–	(h)
1		L-3 Communications Holdings, Inc.	93

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Aerospace & Defense — Continued
4		United Technologies Corp.	485

			915

		Airlines — 0.8%
2		Delta Air Lines, Inc.	77
1		United Continental Holdings, Inc. (a)	66

			143

		Building Products — 0.4%
3		Masco Corp.	74

		Construction & Engineering — 1.7%
4		Fluor Corp.	315

		Electrical Equipment — 2.4%
2		Eaton Corp. plc, (Ireland)	136
5		Emerson Electric Co.	305

			441

		Industrial Conglomerates — 0.4%
3		General Electric Co.	69

		Machinery — 1.8%
–	(h)	Deere & Co.	33
4		PACCAR, Inc.	252
1		SPX Corp.	50

			335

		Road & Rail — 3.3%
9		CSX Corp.	254
1		Norfolk Southern Corp.	75
1		Union Pacific Corp.	274

			603

		Trading Companies & Distributors — 0.6%
–	(h)	W.W. Grainger, Inc.	109

		Total Industrials	3,004

Information Technology — 25.2%
		Communications Equipment — 2.6%
10		Cisco Systems, Inc.	217
3		QUALCOMM, Inc.	258

			475

		Electronic Equipment, Instruments & Components — 0.2%
2		Corning, Inc.	33

		Internet Software & Services — 5.0%
3		eBay, Inc. (a)	143
1		Facebook, Inc., Class A (a)	57
1		Google, Inc., Class A (a)	720

			920

		IT Services — 3.7%
2		Accenture plc, (Ireland), Class A	163
–	(h)	Alliance Data Systems Corp. (a)	54
1		Cognizant Technology Solutions Corp., Class A (a)	45
1		Fidelity National Information Services, Inc.	46
–	(h)	International Business Machines Corp.	81
1		Visa, Inc., Class A	259
3		Xerox Corp.	34

			682

		Semiconductors & Semiconductor Equipment — 5.7%
4		Applied Materials, Inc.	86
–	(h)	ASML Holding N.V., (Netherlands)	19
2		Atmel Corp. (a)	18
4		Avago Technologies Ltd., (Singapore)	238
3		Freescale Semiconductor Ltd. (a)	74
1		KLA-Tencor Corp.	97
3		Lam Research Corp. (a)	176
4		Maxim Integrated Products, Inc.	128
5		ON Semiconductor Corp. (a)	45
3		Teradyne, Inc. (a)	64
2		Xilinx, Inc.	101

			1,046

		Software — 4.4%
2		Adobe Systems, Inc. (a)	147
1		Citrix Systems, Inc. (a)	65
9		Microsoft Corp.	388
2		Oracle Corp.	94
1		VMware, Inc., Class A (a)	124

			818

		Technology Hardware, Storage & Peripherals — 3.6%
1		Apple, Inc.	494
2		EMC Corp.	47
2		Hewlett-Packard Co.	68
1		SanDisk Corp.	63

			672

		Total Information Technology	4,646

Materials — 5.8%
		Chemicals — 2.4%
1		Air Products & Chemicals, Inc.	96
2		Axiall Corp.	73
2		Dow Chemical Co. (The)	113
1		Monsanto Co.	120
–	(h)	Sherwin-Williams Co. (The)	45

			447

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Construction Materials — 0.4%
1		Martin Marietta Materials, Inc.	69

		Containers & Packaging — 0.2%
1		Crown Holdings, Inc. (a)	37

		Metals & Mining — 2.8%
19		Alcoa, Inc.	247
6		Alumina Ltd., (Australia), ADR (a)	28
4		Freeport-McMoRan Copper & Gold, Inc.	145
3		United States Steel Corp.	90

			510

		Total Materials	1,063

Telecommunication Services — 1.9%
		Diversified Telecommunication Services — 1.9%
7		Verizon Communications, Inc.	351

Utilities — 5.6%
		Electric Utilities — 2.4%
4		American Electric Power Co., Inc.	185
2		FirstEnergy Corp.	59
2		NextEra Energy, Inc.	195

			439

		Multi-Utilities — 2.5%
5		CMS Energy Corp.	139
1		Dominion Resources, Inc.	95
3		NiSource, Inc.	102
2		Public Service Enterprise Group, Inc.	69
1		Sempra Energy	51

			456

		Water Utilities — 0.7%
3		American Water Works Co., Inc.	142

		Total Utilities	1,037

		Total Common Stocks (Cost $18,464)	24,579

Short-Term Investments — 2.1%
		Investment Company — 1.9%
355		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	355

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.2%
40		U.S. Treasury Bill, 0.072%, 06/26/14 (k) (n)	40

		Total Short-Term Investments (Cost $395)	395

		Total Investments — 135.5% (Cost $18,859)	24,974
		Liabilities in Excess of Other Assets — (35.5)%	(6,545)

		NET ASSETS — 100.0%	$18,429

SHARES
Short Positions — 35.3%
Common Stocks — 35.3%
		Consumer Discretionary — 5.4%
		Auto Components — 0.4%
1		BorgWarner, Inc.	80

		Automobiles — 0.1%
2		Ford Motor Co.	26

		Diversified Consumer Services — 0.5%
–	(h)	Graham Holdings Co., Class B	95

		Hotels, Restaurants & Leisure — 1.0%
2		Choice Hotels International, Inc.	74
2		Hilton Worldwide Holdings, Inc. (a)	45
1		Marriott International, Inc., Class A	31
1		Tim Hortons, Inc., (Canada)	33

			183

		Internet & Catalog Retail — 0.6%
2		Groupon, Inc. (a)	13
–	(h)	Netflix, Inc. (a)	102

			115

		Leisure Products — 0.4%
1		Hasbro, Inc.	67

		Media — 1.9%
1		AMC Networks, Inc., Class A (a)	83
–	(h)	Discovery Communications, Inc., Class A (a)	25
2		Interpublic Group of Cos., Inc. (The)	40
3		News Corp., Class B (a)	51
1		Omnicom Group, Inc.	79
1		Scripps Networks Interactive, Inc., Class A	69

			347

		Multiline Retail — 0.2%
1		Kohl’s Corp.	30

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Specialty Retail — 0.1%
–	(h)	Advance Auto Parts, Inc.	18
–	(h)	Bed Bath & Beyond, Inc. (a)	5

			23

		Textiles, Apparel & Luxury Goods — 0.2%
–	(h)	Under Armour, Inc., Class A (a)	29

		Total Consumer Discretionary	995

Consumer Staples — 2.7%
		Beverages — 0.2%
–	(h)	Boston Beer Co., Inc. (The), Class A (a)	29
–	(h)	Brown-Forman Corp., Class B	4

			33

		Food & Staples Retailing — 0.6%
3		Sysco Corp.	93
–	(h)	Whole Foods Market, Inc.	17

			110

		Food Products — 1.2%
1		Campbell Soup Co.	63
1		Hershey Co. (The)	128
–	(h)	Mead Johnson Nutrition Co.	37

			228

		Household Products — 0.5%
1		Church & Dwight Co., Inc.	59
–	(h)	Clorox Co. (The)	33

			92

		Tobacco — 0.2%
1		Altria Group, Inc.	34

		Total Consumer Staples	497

Energy — 0.9%
		Energy Equipment & Services — 0.1%
1		Tenaris S.A., (Luxembourg), ADR	25

		Oil, Gas & Consumable Fuels — 0.8%
1		Energen Corp.	43
–	(h)	Kinder Morgan, Inc.	15
1		ONEOK, Inc.	45
2		WPX Energy, Inc. (a)	41

			144

		Total Energy	169

Financials — 7.2%
		Banks — 1.9%
3		BancorpSouth, Inc.	72
1		Bank of Hawaii Corp.	60
–	(h)	Cullen/Frost Bankers, Inc.	24
1		Hancock Holding Co.	29
–	(h)	Signature Bank (a)	20
1		UMB Financial Corp.	73
7		Valley National Bancorp	74

			352

		Capital Markets — 0.3%
–	(h)	BlackRock, Inc.	13
–	(h)	Franklin Resources, Inc.	25
–	(h)	Northern Trust Corp.	16

			54

		Diversified Financial Services — 0.3%
1		ING US, Inc.	37
1		NASDAQ OMX Group, Inc. (The)	25

			62

		Insurance — 2.8%
1		Allstate Corp. (The)	37
1		Arch Capital Group Ltd., (Bermuda) (a)	33
1		Assurant, Inc.	68
1		Chubb Corp. (The)	55
–	(h)	PartnerRe Ltd., (Bermuda)	19
1		Principal Financial Group, Inc.	27
6		Progressive Corp. (The)	142
1		Torchmark Corp.	65
2		W.R. Berkley Corp.	68

			514

		Real Estate Investment Trusts (REITs) — 1.9%
–	(h)	EastGroup Properties, Inc.	23
1		Equity Residential	55
–	(h)	Federal Realty Investment Trust	34
–	(h)	Home Properties, Inc.	29
1		Hudson Pacific Properties, Inc.	17
1		Omega Healthcare Investors, Inc.	26
–	(h)	Public Storage	39
2		Senior Housing Properties Trust	35
–	(h)	SL Green Realty Corp.	23
1		Tanger Factory Outlet Centers, Inc.	22
1		UDR, Inc.	19
1		Washington Real Estate Investment Trust	22

			344

		Total Financials	1,326

Health Care — 3.2%
		Biotechnology — 0.7%
–	(h)	Isis Pharmaceuticals, Inc. (a)	21
1		Medivation, Inc. (a)	50
–	(h)	Regeneron Pharmaceuticals, Inc. (a)	21
–	(h)	United Therapeutics Corp. (a)	39

			131

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Health Care Equipment & Supplies — 1.5%
–	(h)	Becton, Dickinson & Co.	58
1		C.R. Bard, Inc.	99
–	(h)	Medtronic, Inc.	30
1		Zimmer Holdings, Inc.	91

			278

		Health Care Providers & Services — 0.6%
–	(h)	AmerisourceBergen Corp.	26
–	(h)	Cardinal Health, Inc.	28
–	(h)	Cigna Corp.	19
–	(h)	WellPoint, Inc.	35

			108

		Health Care Technology — 0.1%
2		Allscripts Healthcare Solutions, Inc. (a)	28

		Pharmaceuticals — 0.3%
–	(h)	AbbVie, Inc.	14
1		Eli Lilly & Co.	39

			53

		Total Health Care	598

Industrials — 4.8%
		Aerospace & Defense — 1.8%
1		Boeing Co. (The)	124
1		Lockheed Martin Corp.	150
1		Raytheon Co.	50

			324

		Airlines — 0.1%
1		Southwest Airlines Co.	20

		Electrical Equipment — 0.6%
1		Rockwell Automation, Inc.	102

		Industrial Conglomerates — 0.1%
–	(h)	Danaher Corp.	18

		Machinery — 0.8%
–	(h)	Caterpillar, Inc.	29
1		Dover Corp.	70
1		Illinois Tool Works, Inc.	56

			155

		Road & Rail — 1.0%
5		Heartland Express, Inc.	116
1		Knight Transportation, Inc.	23
2		Werner Enterprises, Inc.	44

			183

		Trading Companies & Distributors — 0.4%
1		Fastenal Co.	44
1		GATX Corp.	35

			79

		Total Industrials	881

Information Technology — 6.1%
		Internet Software & Services — 0.8%
2		AOL, Inc. (a)	97
1		Twitter, Inc. (a)	40

			137

		IT Services — 0.2%
–	(h)	Automatic Data Processing, Inc.	9
–	(h)	Paychex, Inc.	9
1		Vantiv, Inc., Class A (a)	26

			44

		Semiconductors & Semiconductor Equipment — 4.2%
4		Advanced Micro Devices, Inc. (a)	16
2		Analog Devices, Inc.	88
4		Intel Corp.	104
3		Linear Technology Corp.	151
3		Microchip Technology, Inc.	139
1		Micron Technology, Inc. (a)	18
5		NVIDIA Corp.	91
3		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	69
2		Texas Instruments, Inc.	97

			773

		Software — 0.9%
4		Electronic Arts, Inc. (a)	127
1		Red Hat, Inc. (a)	28

			155

		Technology Hardware, Storage & Peripherals — 0.0% (g)
–	(h)	Seagate Technology plc, (Ireland)	6

		Total Information Technology	1,115

Materials — 2.8%
		Chemicals — 1.7%
1		Cabot Corp.	87
2		OM Group, Inc.	66
1		Praxair, Inc.	137
–	(h)	Valspar Corp. (The)	29

			319

		Containers & Packaging — 0.3%
1		Bemis Co., Inc.	49

		Metals & Mining — 0.7%
4		Cliffs Natural Resources, Inc.	90

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Metals & Mining — Continued
1		Nucor Corp.	38

			128

		Paper & Forest Products — 0.1%
–	(h)	Domtar Corp., (Canada)	20

		Total Materials	516

Telecommunication Services — 0.6%
		Diversified Telecommunication Services — 0.6%
3		AT&T, Inc.	118

Utilities — 1.6%
		Electric Utilities — 1.1%
1		Entergy Corp.	58
1		PPL Corp.	17
3		Southern Co. (The)	127

			202

		Multi-Utilities — 0.5%
1		Consolidated Edison, Inc.	34
1		SCANA Corp.	29
1		Wisconsin Energy Corp.	24

			87

		Total Utilities	289

		Total Securities Sold Short (Proceeds $5,480)	$6,504

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	06/20/14	$466	$3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,179
Aggregate gross unrealized depreciation	(64)

Net unrealized appreciation/depreciation	$6,115

Federal income tax cost of investments	$18,859

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,934	$40	$—	$24,974
Total Liabilities (b)	(6,504)	—	—	(6,504)
Appreciation in Other Financial Instruments
Futures Contracts	$3	$—	$—	$3

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
Consumer Discretionary — 12.6%
	Auto Components — 2.3%
215	Dana Holding Corp.	5,008
297	Stoneridge, Inc. (a)	3,339
49	Tower International, Inc. (a)	1,325

		9,672

	Diversified Consumer Services — 1.2%
50	2U, Inc. (a)	688
27	Regis Corp.	367
85	Strayer Education, Inc. (a)	3,928

		4,983

	Hotels, Restaurants & Leisure — 2.1%
4	Biglari Holdings, Inc. (a)	2,096
26	Interval Leisure Group, Inc.	667
41	Intrawest Resorts Holdings, Inc. (a)	532
4	Jack in the Box, Inc. (a)	253
23	Red Robin Gourmet Burgers, Inc. (a)	1,613
133	Sonic Corp. (a)	3,038
105	Town Sports International Holdings, Inc.	892

		9,091

	Household Durables — 0.6%
23	CSS Industries, Inc.	616
31	Leggett & Platt, Inc.	1,009
39	Lifetime Brands, Inc.	696
6	NACCO Industries, Inc., Class A	331

		2,652

	Internet & Catalog Retail — 0.4%
10	Coupons.com, Inc. (a)	247
104	PetMed Express, Inc.	1,393

		1,640

	Leisure Products — 0.0% (g)
9	Malibu Boats, Inc., Class A (a)	191

	Media — 1.1%
11	AMC Entertainment Holdings, Inc., Class A (a)	262
38	Entercom Communications Corp., Class A (a)	382
103	Harte-Hanks, Inc.	914
30	Nexstar Broadcasting Group, Inc., Class A	1,111
14	Sinclair Broadcast Group, Inc., Class A	368
154	Sizmek, Inc. (a)	1,636

		4,673

	Multiline Retail — 0.9%
36	Bon-Ton Stores, Inc. (The)	395
37	Dillard’s, Inc., Class A	3,373

		3,768

	Specialty Retail — 3.2%
31	ANN, Inc. (a)	1,269
9	Barnes & Noble, Inc. (a)	190
53	Brown Shoe Co., Inc.	1,401
72	Children’s Place Retail Stores, Inc. (The)	3,596
15	Conn’s, Inc. (a)	572
48	Express, Inc. (a)	758
398	hhgregg, Inc. (a)	3,821
25	Outerwall, Inc. (a)	1,784
6	Rent-A-Center, Inc.	154
7	Systemax, Inc. (a)	104
29	Trans World Entertainment Corp.	107

		13,756

	Textiles, Apparel & Luxury Goods — 0.8%
77	Iconix Brand Group, Inc. (a)	3,020
27	Unifi, Inc. (a)	627

		3,647

	Total Consumer Discretionary	54,073

Consumer Staples — 4.3%
	Food & Staples Retailing — 1.8%
962	Rite Aid Corp. (a)	6,032
243	Roundy’s, Inc.	1,669

		7,701

	Food Products — 1.4%
26	B&G Foods, Inc.	780
127	Chiquita Brands International, Inc. (a)	1,577
42	Pilgrim’s Pride Corp. (a)	875
42	Pinnacle Foods, Inc.	1,260
15	Sanderson Farms, Inc.	1,177
9	Seneca Foods Corp., Class A (a)	271

		5,940

	Personal Products — 0.4%
5	Herbalife Ltd.	286
4	Inter Parfums, Inc.	156
18	USANA Health Sciences, Inc. (a)	1,386

		1,828

	Tobacco — 0.7%
52	Universal Corp.	2,917

	Total Consumer Staples	18,386

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy — 6.0%
	Energy Equipment & Services — 2.0%
4	Dawson Geophysical Co.	112
89	Exterran Holdings, Inc.	3,892
51	Helix Energy Solutions Group, Inc. (a)	1,181
38	SEACOR Holdings, Inc. (a)	3,302

		8,487

	Oil, Gas & Consumable Fuels — 4.0%
163	Alpha Natural Resources, Inc. (a)	694
6	Clayton Williams Energy, Inc. (a)	690
6	Contango Oil & Gas Co. (a)	291
25	Delek U.S. Holdings, Inc.	723
109	EPL Oil & Gas, Inc. (a)	4,211
54	Equal Energy Ltd.	248
42	Green Plains Renewable Energy, Inc.	1,264
1	Isramco, Inc. (a)	95
42	REX American Resources Corp. (a)	2,408
68	Rice Energy, Inc. (a)	1,797
78	RSP Permian, Inc. (a)	2,245
26	Stone Energy Corp. (a)	1,091
30	VAALCO Energy, Inc. (a)	259
23	Western Refining, Inc.	892
4	Westmoreland Coal Co. (a)	128

		17,036

	Total Energy	25,523

Financials — 20.8%
	Banks — 7.4%
16	1st Source Corp.	523
36	BancFirst Corp.	2,050
75	BancorpSouth, Inc.	1,880
16	Banner Corp.	672
26	BBCN Bancorp, Inc.	447
74	Capital Bank Financial Corp., Class A (a)	1,865
30	Cathay General Bancorp	746
97	Central Pacific Financial Corp.	1,955
11	Chemical Financial Corp.	364
6	Citizens & Northern Corp.	120
18	City Holding Co.	825
23	CoBiz Financial, Inc.	260
130	CVB Financial Corp.	2,064
4	East West Bancorp, Inc.	136
208	First Commonwealth Financial Corp.	1,879
7	First Financial Bancorp	124
16	First Interstate Bancsystem, Inc.	449
10	First Merchants Corp.	206
49	FNB Corp.	651
12	Guaranty Bancorp	173
8	MainSource Financial Group, Inc.	144
23	National Penn Bancshares, Inc.	240
84	OFG Bancorp, (Puerto Rico)	1,447
11	OmniAmerican Bancorp, Inc.	246
22	PacWest Bancorp	925
7	Sierra Bancorp	108
22	Simmons First National Corp., Class A	824
41	Southwest Bancorp, Inc.	717
43	Suffolk Bancorp (a)	948
46	Susquehanna Bancshares, Inc.	525
8	SVB Financial Group (a)	1,017
16	Talmer Bancorp, Inc., Class A (a)	237
76	TCF Financial Corp.	1,265
11	UMB Financial Corp.	705
107	Union First Market Bankshares Corp.	2,728
6	Webster Financial Corp.	180
34	West Bancorporation, Inc.	510
10	Westamerica Bancorporation	514
74	Wilshire Bancorp, Inc.	816

		31,485

	Capital Markets — 1.3%
16	Arlington Asset Investment Corp., Class A	429
6	Artisan Partners Asset Management, Inc., Class A	373
20	FBR & Co. (a)	524
11	Federated Investors, Inc., Class B	321
9	Greenhill & Co., Inc.	447
169	Investment Technology Group, Inc. (a)	3,422

		5,516

	Consumer Finance — 1.3%
3	Credit Acceptance Corp. (a)	427
34	Nelnet, Inc., Class A	1,378
27	Portfolio Recovery Associates, Inc. (a)	1,556
31	World Acceptance Corp. (a)	2,350

		5,711

	Diversified Financial Services — 0.2%
38	Marlin Business Services Corp.	784

	Insurance — 2.3%
85	American Equity Investment Life Holding Co.	2,005
8	Aspen Insurance Holdings Ltd., (Bermuda)	314
134	CNO Financial Group, Inc.	2,418

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
7	Global Indemnity plc, (Ireland) (a)	190
15	Navigators Group, Inc. (The) (a)	939
32	Platinum Underwriters Holdings Ltd., (Bermuda)	1,929
18	Primerica, Inc.	834
26	ProAssurance Corp.	1,167
4	Stewart Information Services Corp.	126

		9,922

	Real Estate Investment Trusts (REITs) — 7.1%
34	American Assets Trust, Inc.	1,147
131	Anworth Mortgage Asset Corp.	647
3	Ashford Hospitality Prime, Inc.	40
14	Ashford Hospitality Trust, Inc.	156
6	Associated Estates Realty Corp.	98
16	BioMed Realty Trust, Inc.	332
153	Capstead Mortgage Corp.	1,937
37	CBL & Associates Properties, Inc.	651
108	CoreSite Realty Corp.	3,339
9	Cousins Properties, Inc.	99
133	CYS Investments, Inc.	1,097
71	DCT Industrial Trust, Inc.	562
38	DiamondRock Hospitality Co.	446
19	EastGroup Properties, Inc.	1,202
22	EPR Properties	1,164
12	Equity Lifestyle Properties, Inc.	496
18	FelCor Lodging Trust, Inc.	158
13	First Industrial Realty Trust, Inc.	255
33	Franklin Street Properties Corp.	411
9	Gladstone Commercial Corp.	149
19	Home Properties, Inc.	1,124
36	Hospitality Properties Trust	1,037
57	LTC Properties, Inc.	2,141
13	National Retail Properties, Inc.	439
37	Pennsylvania Real Estate Investment Trust	670
18	Post Properties, Inc.	884
67	Potlatch Corp.	2,600
5	PS Business Parks, Inc.	418
85	RAIT Financial Trust	724
67	Ramco-Gershenson Properties Trust	1,087
84	Redwood Trust, Inc.	1,701
16	Saul Centers, Inc.	739
168	Strategic Hotels & Resorts, Inc. (a)	1,715
11	Taubman Centers, Inc.	772

		30,437

	Real Estate Management & Development — 0.3%
30	Alexander & Baldwin, Inc.	1,264

	Thrifts & Mortgage Finance — 0.9%
8	Astoria Financial Corp.	113
6	BankFinancial Corp.	58
22	Beneficial Mutual Bancorp, Inc. (a)	294
6	Capitol Federal Financial, Inc.	73
24	OceanFirst Financial Corp.	425
68	Ocwen Financial Corp. (a)	2,645
27	Westfield Financial, Inc.	200

		3,808

	Total Financials	88,927

Health Care — 12.7%
	Biotechnology — 4.3%
24	Aegerion Pharmaceuticals, Inc. (a)	1,102
3	Agios Pharmaceuticals, Inc. (a)	114
5	Akebia Therapeutics, Inc. (a)	94
53	Alnylam Pharmaceuticals, Inc. (a)	3,572
23	Applied Genetic Technologies Corp. (a)	342
2	Auspex Pharmaceuticals, Inc. (a)	49
23	Cara Therapeutics, Inc. (a)	428
34	Celladon Corp. (a)	404
61	ChemoCentryx, Inc. (a)	405
37	Chimerix, Inc. (a)	838
15	Concert Pharmaceuticals, Inc. (a)	199
15	Dicerna Pharmaceuticals, Inc. (a)	424
12	Eagle Pharmaceuticals, Inc. (a)	154
20	Eleven Biotherapeutics, Inc. (a)	330
22	Flexion Therapeutics, Inc. (a)	357
7	Foundation Medicine, Inc. (a)	233
4	Karyopharm Therapeutics, Inc. (a)	133
38	MacroGenics, Inc. (a)	1,060
87	Merrimack Pharmaceuticals, Inc. (a)	439
65	Neurocrine Biosciences, Inc. (a)	1,053
82	NPS Pharmaceuticals, Inc. (a)	2,466
133	Orexigen Therapeutics, Inc. (a)	867
18	Synageva BioPharma Corp. (a)	1,460
42	Trevena, Inc. (a)	330
63	Trius Therapeutics, Inc. (a) (i)	—
9	Ultragenyx Pharmaceutical, Inc. (a)	435
90	Xencor, Inc. (a)	1,054

		18,342

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — 3.1%
67	CONMED Corp.	2,920
11	Inogen, Inc. (a)	178
73	Medical Action Industries, Inc. (a)	512
46	NuVasive, Inc. (a)	1,778
217	PhotoMedex, Inc. (a)	3,432
145	SurModics, Inc. (a)	3,268
38	Wright Medical Group, Inc. (a)	1,184

		13,272

	Health Care Providers & Services — 2.5%
49	Amedisys, Inc. (a)	734
34	Centene Corp. (a)	2,141
368	Cross Country Healthcare, Inc. (a)	2,969
87	Gentiva Health Services, Inc. (a)	797
18	HealthSouth Corp.	636
27	LHC Group, Inc. (a)	600
4	Magellan Health Services, Inc. (a)	255
52	Owens & Minor, Inc.	1,814
25	Providence Service Corp. (The) (a)	713

		10,659

	Health Care Technology — 0.7%
11	Castlight Health, Inc., Class B (a)	223
86	MedAssets, Inc. (a)	2,122
20	Veeva Systems, Inc., Class A (a)	545

		2,890

	Life Sciences Tools & Services — 0.1%
10	PAREXEL International Corp. (a)	535

	Pharmaceuticals — 2.0%
5	Achaogen, Inc. (a)	76
80	BioDelivery Sciences International, Inc. (a)	678
15	Egalet Corp. (a)	207
107	Nektar Therapeutics (a)	1,297
29	Pacira Pharmaceuticals, Inc. (a)	2,009
47	Prestige Brands Holdings, Inc. (a)	1,292
44	Questcor Pharmaceuticals, Inc.	2,837
15	Revance Therapeutics, Inc. (a)	469

		8,865

	Total Health Care	54,563

Industrials — 14.9%
	Aerospace & Defense — 2.4%
165	AAR Corp. (m)	4,282
18	Engility Holdings, Inc. (a)	806
278	Taser International, Inc. (a)	5,085

		10,173

	Air Freight & Logistics — 0.1%
8	Park-Ohio Holdings Corp. (a)	460

	Airlines — 1.1%
36	Alaska Air Group, Inc.	3,378
162	Republic Airways Holdings, Inc. (a)	1,478

		4,856

	Building Products — 0.7%
86	Gibraltar Industries, Inc. (a)	1,615
9	Nortek, Inc. (a)	707
11	Trex Co., Inc. (a)	798

		3,120

	Commercial Services & Supplies — 2.7%
46	ACCO Brands Corp. (a) (m)	283
313	ARC Document Solutions, Inc. (a)	2,328
9	Courier Corp.	134
38	Deluxe Corp.	1,999
16	G&K Services, Inc., Class A	997
49	Intersections, Inc.	289
22	Quad/Graphics, Inc.	511
22	R.R. Donnelley & Sons Co.	386
15	Steelcase, Inc., Class A	241
109	United Stationers, Inc.	4,493

		11,661

	Construction & Engineering — 1.0%
76	EMCOR Group, Inc.	3,570
14	MasTec, Inc. (a)	621
11	Orion Marine Group, Inc. (a)	135

		4,326

	Electrical Equipment — 0.7%
22	Acuity Brands, Inc.	2,850

	Machinery — 2.8%
11	Alamo Group, Inc.	592
5	Ampco-Pittsburgh Corp.	94
115	Briggs & Stratton Corp.	2,550
65	Douglas Dynamics, Inc.	1,139
17	Hurco Cos., Inc.	443
8	Hyster-Yale Materials Handling, Inc.	731
44	Kadant, Inc.	1,590
61	Mueller Industries, Inc.	1,836
26	Standex International Corp.	1,404
2	Watts Water Technologies, Inc., Class A	129
94	Xerium Technologies, Inc. (a)	1,509

		12,017

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Professional Services — 1.5%
50	Barrett Business Services, Inc.	2,969
34	FTI Consulting, Inc. (a)	1,137
13	Paylocity Holding Corp. (a)	315
10	TriNet Group, Inc. (a)	202
30	VSE Corp.	1,581

		6,204

	Road & Rail — 1.6%
88	Arkansas Best Corp.	3,251
11	Celadon Group, Inc.	260
16	Con-way, Inc.	669
37	Heartland Express, Inc.	833
22	Saia, Inc. (a)	837
44	Swift Transportation Co. (a)	1,079

		6,929

	Trading Companies & Distributors — 0.3%
26	Applied Industrial Technologies, Inc.	1,264

	Total Industrials	63,860

Information Technology — 17.6%
	Communications Equipment — 2.9%
135	Comtech Telecommunications Corp.	4,301
94	Harmonic, Inc. (a)	670
97	InterDigital, Inc.	3,218
97	Ubiquiti Networks, Inc. (a)	4,406

		12,595

	Electronic Equipment, Instruments & Components — 2.7%
67	Aeroflex Holding Corp. (a)	554
134	Benchmark Electronics, Inc. (a)	3,028
26	Checkpoint Systems, Inc. (a)	350
34	Coherent, Inc. (a)	2,229
29	Control4 Corp. (a)	607
11	Insight Enterprises, Inc. (a)	271
56	InvenSense, Inc. (a)	1,321
9	Multi-Fineline Electronix, Inc. (a)	110
50	Newport Corp. (a)	1,042
38	ScanSource, Inc. (a)	1,553
37	Vishay Intertechnology, Inc.	546

		11,611

	Internet Software & Services — 2.8%
36	Aerohive Networks, Inc. (a)	382
9	Amber Road, Inc. (a)	142
308	Bazaarvoice, Inc. (a)	2,249
42	Blucora, Inc. (a)	829
7	Care.com, Inc. (a)	119
20	Chegg, Inc. (a)	140
88	Digital River, Inc. (a)	1,539
132	Intralinks Holdings, Inc. (a)	1,351
110	Millennial Media, Inc. (a)	763
10	Q2 Holdings, Inc. (a)	155
169	United Online, Inc.	1,954
49	WebMD Health Corp. (a)	2,033
6	Xoom Corp. (a)	113

		11,769

	IT Services — 1.0%
16	CSG Systems International, Inc.	414
11	EVERTEC, Inc., (Puerto Rico)	267
22	Heartland Payment Systems, Inc.	903
51	Unisys Corp. (a)	1,547
17	Vantiv, Inc., Class A (a)	514
18	VeriFone Systems, Inc. (a)	608

		4,253

	Semiconductors & Semiconductor Equipment — 3.7%
13	Advanced Energy Industries, Inc. (a)	328
68	Cirrus Logic, Inc. (a)	1,353
30	DSP Group, Inc. (a)	263
25	First Solar, Inc. (a)	1,717
113	Integrated Device Technology, Inc. (a)	1,382
25	Micrel, Inc.	274
107	Photronics, Inc. (a)	914
184	PLX Technology, Inc. (a)	1,114
118	PMC-Sierra, Inc. (a)	901
76	RF Micro Devices, Inc. (a)	597
53	SunPower Corp. (a)	1,713
180	TriQuint Semiconductor, Inc. (a)	2,409
218	Ultra Clean Holdings, Inc. (a)	2,861

		15,826

	Software — 4.3%
25	ACI Worldwide, Inc. (a)	1,456
76	Aspen Technology, Inc. (a)	3,232
29	Fair Isaac Corp.	1,588
8	FireEye, Inc. (a)	517
159	Manhattan Associates, Inc. (a)	5,552
20	Pegasystems, Inc.	714
38	Progress Software Corp. (a)	831
12	QAD, Inc., Class A	247
50	Rally Software Development Corp. (a)	673
23	TIBCO Software, Inc. (a)	461
203	TiVo, Inc. (a)	2,688
15	Varonis Systems, Inc. (a)	540

		18,499

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Technology Hardware, Storage & Peripherals — 0.2%
102	Avid Technology, Inc. (a)	622
20	QLogic Corp. (a)	257

		879

	Total Information Technology	75,432

Materials — 3.7%
	Chemicals — 1.8%
88	Minerals Technologies, Inc.	5,688
38	OM Group, Inc.	1,266
36	Tredegar Corp.	830

		7,784

	Containers & Packaging — 0.7%
222	Graphic Packaging Holding Co. (a)	2,258
40	Myers Industries, Inc.	801

		3,059

	Metals & Mining — 0.7%
78	Worthington Industries, Inc.	2,999

	Paper & Forest Products — 0.5%
8	Domtar Corp., (Canada)	887
66	Resolute Forest Products, Inc., (Canada) (a)	1,322

		2,209

	Total Materials	16,051

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
59	FairPoint Communications, Inc. (a)	805
161	Inteliquent, Inc.	2,337
76	magicJack VocalTec Ltd., (Israel) (a)	1,609

	Total Telecommunication Services	4,751

Utilities — 2.9%
	Electric Utilities — 1.3%
36	El Paso Electric Co.	1,290
30	PNM Resources, Inc.	800
72	Portland General Electric Co.	2,325
16	UNS Energy Corp.	979

		5,394

	Gas Utilities — 0.8%
15	AGL Resources, Inc.	752
20	Laclede Group, Inc. (The)	962
21	Piedmont Natural Gas Co., Inc.	757
16	Southwest Gas Corp.	871

		3,342

	Multi-Utilities — 0.8%
75	NorthWestern Corp.	3,543

	Total Utilities	12,279

	Total Common Stocks (Cost $345,258)	413,845

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
850	U.S. Treasury Note, 0.250%, 11/30/14 (k) (m) (Cost $851)	851

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
15,391	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $15,391)	15,391

	Total Investments — 100.4% (Cost $361,500)	430,087
	Liabilities in Excess of Other Assets — (0.4)%	(1,747)

	NET ASSETS — 100.0%	$428,340

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
120	E-mini Russell 2000	06/20/14	$14,046	$(62)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,958
Aggregate gross unrealized depreciation	(8,371)

Net unrealized appreciation/depreciation	$68,587

Federal income tax cost of investments	$361,500

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

A. Valuation of Investments —Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$54,073	$—	$—		$54,073
Consumer Staples	18,386	—	—		18,386
Energy	25,523	—	—		25,523
Financials	88,927	—	—		88,927
Health Care	54,563	—	—	(a)	54,563
Industrials	63,860	—	—		63,860
Information Technology	75,432	—	—		75,432
Materials	16,051	—	—		16,051
Telecommunication Services	4,751	—	—		4,751
Utilities	12,279	—	—		12,279

Total Common Stocks	413,845	—	—	(a)	413,845

U.S. Treasury Obligations	$—	$851	$—		$851
Investment Company	15,391	—	—		15,391

Total Investments in Securities	$429,236	$851	$—	(a)	$430,087

Depreciation in Other Financial Instruments
Futures Contracts	$(62)	$—	$—		$(62)

(a)	Value is zero.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.3%
Consumer Discretionary — 15.0%
	Distributors — 0.4%
289	Genuine Parts Co.	25,100

	Hotels, Restaurants & Leisure — 1.2%
1,164	ClubCorp Holdings, Inc.	22,008
567	Marriott International, Inc., Class A	31,780
356	Wyndham Worldwide Corp.	26,077

		79,865

	Household Durables — 0.5%
1,550	Brookfield Residential Properties, Inc., (Canada) (a)	32,512

	Internet & Catalog Retail — 1.1%
1,027	Expedia, Inc.	74,472

	Media — 4.0%
555	CBS Corp. (Non-Voting), Class B	34,311
672	DIRECTV (a)	51,316
1,352	DISH Network Corp., Class A (a)	84,127
997	Entercom Communications Corp., Class A (a)	10,039
1,480	Gannett Co., Inc.	40,859
564	Omnicom Group, Inc.	40,954

		261,606

	Multiline Retail — 1.6%
1,894	Kohl’s Corp.	107,602

	Specialty Retail — 5.4%
116	AutoZone, Inc. (a)	62,046
1,062	Bed Bath & Beyond, Inc. (a)	73,052
2,243	Best Buy Co., Inc.	59,227
1,636	Gap, Inc. (The)	65,518
388	Home Depot, Inc. (The)	30,735
990	PetSmart, Inc.	68,176

		358,754

	Textiles, Apparel & Luxury Goods — 0.8%
672	Hanesbrands, Inc.	51,418

	Total Consumer Discretionary	991,329

Consumer Staples — 5.2%
	Beverages — 1.8%
438	Diageo plc, (United Kingdom), ADR	54,558
1,229	Dr. Pepper Snapple Group, Inc.	66,908

		121,466

	Food & Staples Retailing — 1.4%
762	Kroger Co. (The)	33,261
463	Walgreen Co.	30,598
421	Wal-Mart Stores, Inc.	32,193

		96,052

	Food Products — 0.5%
455	TreeHouse Foods, Inc. (a)	32,747

	Household Products — 1.5%
1,200	Procter & Gamble Co. (The)	96,728

	Total Consumer Staples	346,993

Energy — 9.6%
	Oil, Gas & Consumable Fuels — 9.6%
622	CONSOL Energy, Inc.	24,837
1,264	Devon Energy Corp.	84,600
2,735	Exxon Mobil Corp.	267,125
1,563	Kinder Morgan, Inc.	50,769
1,283	PBF Energy, Inc., Class A	33,108
843	Phillips 66	64,946
794	QEP Resources, Inc.	23,375
1,191	Southwestern Energy Co. (a)	54,784
521	Teekay Corp., (Bermuda)	29,318

	Total Energy	632,862

Financials — 31.0%
	Banks — 10.2%
1,811	Citigroup, Inc.	86,191
593	First Republic Bank	32,015
429	M&T Bank Corp.	52,020
1,154	National Bank Holdings Corp., Class A	23,156
760	PNC Financial Services Group, Inc. (The)	66,076
1,587	SunTrust Banks, Inc.	63,151
2,010	U.S. Bancorp	86,127
5,310	Wells Fargo & Co.	264,109

		672,845

	Capital Markets — 3.3%
373	Ameriprise Financial, Inc.	41,067
1,590	Legg Mason, Inc.	77,989
786	Northern Trust Corp.	51,512
581	T. Rowe Price Group, Inc.	47,829

		218,397

	Consumer Finance — 1.8%
1,575	Capital One Financial Corp.	121,542

	Diversified Financial Services — 1.9%
7,147	Bank of America Corp.	122,927

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — 9.4%
53	Alleghany Corp. (a)	21,735
164	Allied World Assurance Co. Holdings AG, (Switzerland)	16,923
1,705	American International Group, Inc.	85,247
–(h)	Berkshire Hathaway, Inc., Class A (a)	18,735
1,706	Hartford Financial Services Group, Inc. (The)	60,185
2,819	Loews Corp.	124,170
999	Marsh & McLennan Cos., Inc.	49,266
1,548	Old Republic International Corp.	25,386
876	Prudential Financial, Inc.	74,153
965	Travelers Cos., Inc. (The)	82,130
1,337	Unum Group	47,192
460	W.R. Berkley Corp.	19,162

		624,284

	Real Estate Investment Trusts (REITs) — 3.5%
1,132	American Homes 4 Rent, Class A	18,917
1,237	American Residential Properties, Inc. (a)	22,233
1,128	Brixmor Property Group, Inc.	24,056
276	EastGroup Properties, Inc.	17,376
1,382	Excel Trust, Inc.	17,526
1,530	Kimco Realty Corp.	33,470
1,111	Rayonier, Inc.	51,020
1,480	Weyerhaeuser Co.	43,429

		228,027

	Real Estate Management & Development — 0.5%
813	Brookfield Asset Management, Inc., (Canada), Class A	33,223

	Thrifts & Mortgage Finance — 0.4%
2,802	Hudson City Bancorp, Inc.	27,539

	Total Financials	2,048,784

Health Care — 9.8%
	Health Care Providers & Services — 2.1%
581	Aetna, Inc.	43,520
465	National Healthcare Corp.	25,948
814	UnitedHealth Group, Inc.	66,707

		136,175

	Pharmaceuticals — 7.7%
871	Bristol-Myers Squibb Co.	45,268
1,617	Johnson & Johnson	158,848
1,897	Merck & Co., Inc.	107,698
4,536	Pfizer, Inc.	145,683
408	Valeant Pharmaceuticals International, Inc. (a)	53,813

		511,310

	Total Health Care	647,485

Industrials — 6.6%
	Aerospace & Defense — 1.4%
388	Honeywell International, Inc.	35,972
497	United Technologies Corp.	58,058

		94,030

	Airlines — 0.9%
1,702	Delta Air Lines, Inc.	58,968

	Industrial Conglomerates — 1.0%
797	Carlisle Cos., Inc.	63,220

	Machinery — 1.7%
844	Dover Corp.	69,013
542	Illinois Tool Works, Inc.	44,081

		113,094

	Professional Services — 1.0%
927	Equifax, Inc.	63,057

	Road & Rail — 0.6%
217	Union Pacific Corp.	40,647

	Total Industrials	433,016

Information Technology — 6.4%
	Communications Equipment — 1.9%
3,349	Cisco Systems, Inc.	75,042
667	QUALCOMM, Inc.	52,572

		127,614

	Electronic Equipment, Instruments & Components — 0.1%
168	Knowles Corp. (a)	5,290

	IT Services — 0.5%
1,955	Western Union Co. (The)	31,989

	Semiconductors & Semiconductor Equipment — 2.3%
931	Analog Devices, Inc.	49,462
613	KLA-Tencor Corp.	42,383
1,222	Texas Instruments, Inc.	57,603

		149,448

	Software — 0.7%
1,158	Microsoft Corp.	47,462

	Technology Hardware, Storage & Peripherals — 0.9%
1,901	Hewlett-Packard Co.	61,503

	Total Information Technology	423,306

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 2.6%
	Chemicals — 0.5%
478	Albemarle Corp.	31,762

	Construction Materials — 0.8%
419	Martin Marietta Materials, Inc.	53,722

	Containers & Packaging — 1.3%
845	Ball Corp.	46,320
407	Rock-Tenn Co., Class A	42,978

		89,298

	Total Materials	174,782

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
1,380	Verizon Communications, Inc.	65,652

Utilities — 6.1%
	Electric Utilities — 4.6%
846	American Electric Power Co., Inc.	42,833
789	Duke Energy Corp.	56,164
871	Edison International	49,321
748	NextEra Energy, Inc.	71,505
719	Northeast Utilities	32,696
1,740	Xcel Energy, Inc.	52,835

		305,354

	Multi-Utilities — 1.5%
631	NiSource, Inc.	22,427
797	Sempra Energy	77,127

		99,554

	Total Utilities	404,908

	Total Common Stocks (Cost $5,047,320)	6,169,117

Short-Term Investment — 6.9%
	Investment Company — 6.9%
457,531	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $457,531)	457,531

	Total Investments — 100.2% (Cost $5,504,851)	6,626,648
	Liabilities in Excess of Other Assets — (0.2)%	(10,415)

	NET ASSETS — 100.0%	$6,616,233

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,139,431
Aggregate gross unrealized depreciation	(17,634)

Net unrealized appreciation/depreciation	$1,121,797

Federal income tax cost of investments	$5,504,851

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,626,648	$—	$—	$6,626,648

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
Consumer Discretionary — 12.5%
	Auto Components — 0.2%
13	Lear Corp.	1,088
83	TRW Automotive Holdings Corp. (a)	6,775

		7,863

	Automobiles — 0.7%
590	General Motors Co.	20,308

	Hotels, Restaurants & Leisure — 1.2%
21	McDonald’s Corp.	2,058
216	Royal Caribbean Cruises Ltd.	11,785
258	Starbucks Corp.	18,932
43	Yum! Brands, Inc.	3,242

		36,017

	Household Durables — 0.6%
70	Harman International Industries, Inc.	7,448
29	Lennar Corp., Class A	1,149
1	NVR, Inc. (a)	1,147
337	PulteGroup, Inc.	6,467
43	Toll Brothers, Inc. (a)	1,544

		17,755

	Internet & Catalog Retail — 1.2%
78	Amazon.com, Inc. (a)	26,248
10	priceline.com, Inc. (a)	11,919

		38,167

	Media — 4.1%
223	CBS Corp. (Non-Voting), Class B	13,781
816	Comcast Corp., Class A	40,816
101	DISH Network Corp., Class A (a)	6,283
21	Omnicom Group, Inc.	1,525
98	Time Warner Cable, Inc.	13,444
566	Time Warner, Inc.	36,977
192	Walt Disney Co. (The)	15,373

		128,199

	Multiline Retail — 0.3%
113	Macy’s, Inc.	6,700
53	Nordstrom, Inc.	3,310

		10,010

	Specialty Retail — 3.4%
30	AutoZone, Inc. (a)	16,113
24	Gap, Inc. (The)	961
452	Home Depot, Inc. (The)	35,767
542	Lowe’s Cos., Inc.	26,504
112	Ross Stores, Inc.	8,013
289	TJX Cos., Inc. (The)	17,528

		104,886

	Textiles, Apparel & Luxury Goods — 0.8%
36	Lululemon Athletica, Inc., (Canada) (a)	1,893
379	V.F. Corp.	23,453

		25,346

	Total Consumer Discretionary	388,551

Consumer Staples — 10.0%
	Beverages — 2.4%
519	Coca-Cola Co. (The)	20,065
52	Constellation Brands, Inc., Class A (a)	4,418
292	Dr. Pepper Snapple Group, Inc.	15,902
60	Molson Coors Brewing Co., Class B	3,532
365	PepsiCo, Inc.	30,478

		74,395

	Food & Staples Retailing — 2.0%
130	Costco Wholesale Corp.	14,519
434	CVS Caremark Corp.	32,489
188	Kroger Co. (The)	8,206
96	Wal-Mart Stores, Inc.	7,337

		62,551

	Food Products — 2.6%
581	Archer-Daniels-Midland Co.	25,210
444	General Mills, Inc.	23,008
161	Kellogg Co.	10,096
626	Mondelez International, Inc., Class A	21,628

		79,942

	Household Products — 1.7%
28	Kimberly-Clark Corp.	3,087
611	Procter & Gamble Co. (The)	49,247

		52,334

	Tobacco — 1.3%
482	Philip Morris International, Inc.	39,461

	Total Consumer Staples	308,683

Energy — 9.5%
	Energy Equipment & Services — 2.5%
297	Ensco plc, (United Kingdom), Class A	15,676
262	Halliburton Co.	15,429
181	Noble Corp. plc, (United Kingdom)	5,926
420	Schlumberger Ltd.	40,950

		77,981

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — 7.0%
132	Anadarko Petroleum Corp.	11,188
80	Cheniere Energy, Inc. (a)	4,428
435	Chevron Corp.	51,726
31	ConocoPhillips	2,181
75	EOG Resources, Inc.	14,713
54	EQT Corp.	5,237
672	Exxon Mobil Corp.	65,641
394	Marathon Oil Corp.	13,995
228	Marathon Petroleum Corp.	19,845
228	Occidental Petroleum Corp.	21,726
2	Phillips 66	154
8	Pioneer Natural Resources Co.	1,497
105	QEP Resources, Inc.	3,091
22	Range Resources Corp.	1,825

		217,247

	Total Energy	295,228

Financials — 15.7%
	Banks — 4.3%
812	Citigroup, Inc.	38,651
20	Cullen/Frost Bankers, Inc.	1,550
142	PNC Financial Services Group, Inc. (The)	12,354
14	SVB Financial Group (a)	1,803
81	U.S. Bancorp	3,472
1,524	Wells Fargo & Co.	75,804

		133,634

	Capital Markets — 2.4%
399	Charles Schwab Corp. (The)	10,905
73	Goldman Sachs Group, Inc. (The)	11,961
511	Invesco Ltd.	18,907
719	Morgan Stanley	22,411
164	State Street Corp.	11,406

		75,590

	Consumer Finance — 0.8%
80	American Express Co.	7,202
204	Capital One Financial Corp.	15,741
45	SLM Corp.	1,102

		24,045

	Diversified Financial Services — 3.1%
2,986	Bank of America Corp.	51,359
228	Berkshire Hathaway, Inc., Class B (a)	28,493
85	IntercontinentalExchange Group, Inc.	16,816

		96,668

	Insurance — 3.0%
320	ACE Ltd., (Switzerland)	31,699
65	Axis Capital Holdings Ltd., (Bermuda)	2,980
32	Hartford Financial Services Group, Inc. (The)	1,129
257	Marsh & McLennan Cos., Inc.	12,670
578	MetLife, Inc.	30,519
51	Prudential Financial, Inc.	4,317
22	Travelers Cos., Inc. (The)	1,872
191	XL Group plc, (Ireland)	5,969

		91,155

	Real Estate Investment Trusts (REITs) — 2.1%
38	American Tower Corp.	3,111
57	AvalonBay Communities, Inc.	7,485
191	Brandywine Realty Trust	2,762
501	DiamondRock Hospitality Co.	5,887
86	General Growth Properties, Inc.	1,892
96	Highwoods Properties, Inc.	3,687
51	Host Hotels & Resorts, Inc.	1,032
41	Kilroy Realty Corp.	2,402
183	Kimco Realty Corp.	4,004
64	Liberty Property Trust	2,366
47	Mid-America Apartment Communities, Inc.	3,209
146	Prologis, Inc.	5,961
11	Public Storage	1,853
77	Simon Property Group, Inc.	12,628
106	Ventas, Inc.	6,420

		64,699

	Total Financials	485,791

Health Care — 13.0%
	Biotechnology — 2.7%
57	Alexion Pharmaceuticals, Inc. (a)	8,671
95	Biogen Idec, Inc. (a)	29,058
210	Celgene Corp. (a)	29,316
153	Gilead Sciences, Inc. (a)	10,842
85	Vertex Pharmaceuticals, Inc. (a)	6,011

		83,898

	Health Care Equipment & Supplies — 1.9%
553	Abbott Laboratories	21,296
230	Baxter International, Inc.	16,923
103	Covidien plc, (Ireland)	7,587
161	Stryker Corp.	13,117

		58,923

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — 2.0%
94	Aetna, Inc.	7,047
167	Humana, Inc.	18,824
76	McKesson Corp.	13,419
265	UnitedHealth Group, Inc.	21,728

		61,018

	Health Care Technology — 0.1%
91	Cerner Corp. (a)	5,119

	Life Sciences Tools & Services — 0.3%
37	Mettler-Toledo International, Inc. (a)	8,720

	Pharmaceuticals — 6.0%
20	Actavis plc, (Ireland) (a)	4,117
82	Allergan, Inc.	10,176
794	Bristol-Myers Squibb Co.	41,248
840	Johnson & Johnson	82,513
561	Merck & Co., Inc.	31,848
57	Perrigo Co. plc, (Ireland)	8,816
221	Pfizer, Inc.	7,099

		185,817

	Total Health Care	403,495

Industrials — 11.3%
	Aerospace & Defense — 2.7%
318	Honeywell International, Inc.	29,498
81	L-3 Communications Holdings, Inc.	9,570
393	United Technologies Corp.	45,918

		84,986

	Airlines — 0.5%
216	Delta Air Lines, Inc.	7,484
171	United Continental Holdings, Inc. (a)	7,632

		15,116

	Building Products — 0.4%
543	Masco Corp.	12,060

	Commercial Services & Supplies — 0.1%
70	Tyco International Ltd., (Switzerland)	2,968

	Construction & Engineering — 0.9%
379	Fluor Corp.	29,460

	Electrical Equipment — 1.8%
298	Eaton Corp. plc, (Ireland)	22,386
504	Emerson Electric Co.	33,667

		56,053

	Industrial Conglomerates — 0.8%
940	General Electric Co.	24,337

	Machinery — 1.2%
39	Caterpillar, Inc.	3,875
69	Deere & Co.	6,265
343	PACCAR, Inc.	23,132
38	SPX Corp.	3,736

		37,008

	Road & Rail — 2.5%
965	CSX Corp.	27,956
58	Norfolk Southern Corp.	5,636
229	Union Pacific Corp.	42,974

		76,566

	Trading Companies & Distributors — 0.4%
50	W.W. Grainger, Inc.	12,633

	Total Industrials	351,187

Information Technology — 18.7%
	Communications Equipment — 2.3%
1,708	Cisco Systems, Inc.	38,276
429	QUALCOMM, Inc.	33,831

		72,107

	Electronic Equipment, Instruments & Components — 0.4%
264	Corning, Inc.	5,496
94	TE Connectivity Ltd., (Switzerland)	5,660

		11,156

	Internet Software & Services — 3.4%
301	eBay, Inc. (a)	16,627
210	Facebook, Inc., Class A (a)	12,650
66	Google, Inc., Class A (a)	73,558
6	LinkedIn Corp., Class A (a)	1,110

		103,945

	IT Services — 2.7%
146	Accenture plc, (Ireland), Class A	11,639
19	Alliance Data Systems Corp. (a)	5,176
332	Cognizant Technology Solutions Corp., Class A (a)	16,802
73	International Business Machines Corp.	14,052
71	MasterCard, Inc., Class A	5,304
144	Visa, Inc., Class A	31,084
113	Xerox Corp.	1,277

		85,334

	Semiconductors & Semiconductor Equipment — 2.2%
365	Applied Materials, Inc.	7,453
199	Avago Technologies Ltd., (Singapore)	12,818
255	KLA-Tencor Corp.	17,631
255	Lam Research Corp. (a)	14,025
290	Xilinx, Inc.	15,738

		67,665

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 4.4%
277	Adobe Systems, Inc. (a)	18,210
59	CA, Inc.	1,827
99	Citrix Systems, Inc. (a)	5,685
1,733	Microsoft Corp.	71,036
838	Oracle Corp.	34,283
51	VMware, Inc., Class A (a)	5,509

		136,550

	Technology Hardware, Storage & Peripherals — 3.3%
151	Apple, Inc. (m)	81,048
476	EMC Corp.	13,047
299	Hewlett-Packard Co.	9,676

		103,771

	Total Information Technology	580,528

Materials — 2.7%
	Chemicals — 1.2%
104	Axiall Corp.	4,672
245	Dow Chemical Co. (The)	11,905
11	E.I. du Pont de Nemours & Co.	738
147	Monsanto Co.	16,724
48	Mosaic Co. (The)	2,400

		36,439

	Construction Materials — 0.1%
38	Martin Marietta Materials, Inc.	4,877

	Containers & Packaging — 0.3%
164	Crown Holdings, Inc. (a)	7,337
35	Sealed Air Corp.	1,151

		8,488

	Metals & Mining — 1.0%
1,112	Alcoa, Inc.	14,311
257	Freeport-McMoRan Copper & Gold, Inc.	8,499
254	United States Steel Corp.	7,013

		29,823

	Paper & Forest Products — 0.1%
78	International Paper Co.	3,579

	Total Materials	83,206

Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
45	AT&T, Inc.	1,578
1,013	Verizon Communications, Inc.	48,188

	Total Telecommunication Services	49,766

Utilities — 3.6%
	Electric Utilities — 1.5%
289	American Electric Power Co., Inc.	14,641
29	Edison International	1,642
141	FirstEnergy Corp.	4,798
279	NextEra Energy, Inc.	26,678

		47,759

	Gas Utilities — 0.2%
4	Atmos Energy Corp.	189
198	Questar Corp.	4,708

		4,897

	Multi-Utilities — 1.8%
418	CMS Energy Corp.	12,239
122	Dominion Resources, Inc.	8,661
1	DTE Energy Co.	74
332	NiSource, Inc.	11,796
338	Public Service Enterprise Group, Inc.	12,891
96	Sempra Energy	9,289

		54,950

	Water Utilities — 0.1%
70	American Water Works Co., Inc.	3,178

	Total Utilities	110,784

	Total Common Stocks (Cost $2,899,623)	3,057,219

Exchange Traded Fund — 1.0%
	U.S. Equity — 1.0%
172	SPDR S&P 500 ETF Trust (Cost $31,023)	32,171

NUMBER OF CONTRACTS
Option Purchased — 1.2%
	Put Option Purchased: — 1.2%
16	S&P 500 Index, Expiring 06/30/14 at $1,775.000, American Style, (Cost $36,848)	36,960

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.5%
	Investment Company — 0.5%
14,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $14,321)	14,321

	Total Investments — 101.3% (Cost $2,981,815)	3,140,671
	Liabilities in Excess of Other Assets — (1.3)%	(39,012)

	NET ASSETS — 100.0%	$3,101,659

Percentages indicated are based on net assets.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, American Style (Premiums received of $27,152)	$1,925.000	6/30/14	16	$(28,560)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, American Style (Premiums received of $4,752)	$1,500.000	6/30/14	16	$(5,040)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,931
Aggregate gross unrealized depreciation	(32,075)

Net unrealized appreciation/depreciation	$158,856

Federal income tax cost of investments	$2,981,815

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,140,671	$—	$—	$3,140,671
Liabilities (a)
Options Written
Call Options Written	$(28,560)	$—	$—	$(28,560)
Put Options Written	(5,040)	—	—	(5,040)

Total Liabilities	$(33,600)	$—	$—	$(33,600)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 29, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 29, 2014